As filed with the Securities and Exchange Commission on February 14, 2008
                    Registration Nos. 033-51268 and 811-07134

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment Number                               [ ]
         Post-Effective Amendment Number:   29                        [x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment Number:   30                                       [x]

                        (Check appropriate box or boxes)

             Separate Account II of Integrity Life Insurance Company
                           (Exact Name of Registrant)

                        Integrity Life Insurance Company
                               (Name of Depositor)
                      400 Broadway, Cincinnati, Ohio 45202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                           (513) 629-1854 (Depositor's
                     Telephone Number, including Area Code)

                 The Western and Southern Life Insurance Company
                               (Name of Guarantor)
                      400 Broadway, Cincinnati, Ohio 45202
         (Address of Guarantor's Principal Executive Offices) (Zip Code)
       (513) 629-1854 (Guarantor's Telephone Number, including Area Code)

                             Rhonda S. Malone, Esq.
                          Associate Counsel -Securities
                    Western & Southern Financial Group, Inc.
                      400 Broadway, Cincinnati, Ohio 45202
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

_____      immediately upon filing pursuant to paragraph (b) of Rule 485
__X__      on February 14, 2008 pursuant to paragraph (b) of Rule 485
_____      60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____      on (date) pursuant to paragraph (a)(1) of Rule 485
_____      75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____ This post-eff amendment designates a new effective date for a previously filed post-eff amendment.



            Title of Securities Being Registered: Pinnacle V flexible
                            premium variable annuity

This filing is not intended to supersede the Prospectus and Statement of Additional Information for the Pinnacle V or Pinnacle III flexible premium variable annuities offered by Integrity Life Insurance Company, contained in post effective amendment number 28 to the Registration Statement Number 033-51268 and amendment 29 to Registration Statement Number 811-07134 filed April 20, 2007.

                           PINNACLE V VARIABLE ANNUITY

                                FEBRUARY 14, 2008


INTEGRITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT II

This prospectus describes the Pinnacle V flexible premium variable annuity contract and the Investment Options available under the contract. You may invest your contributions in any of the Investment Options listed below.

------------------------------------------------------------------ ---------------------------------------------------------------


DWS INVESTMENTS VIT FUND                                           PIMCO VARIABLE INSURANCE TRUST -
------------------------
DWS Small Cap Index VIP Fund, Class B                              ALL ADVISOR CLASS
                                                                   PIMCO VIT All Asset Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -                          PIMCO VIT CommodityRealReturn Strategy Portfolio
------------------------------------------                         PIMCO VIT Low Duration Portfolio
ALL SERVICE CLASS 2                                                PIMCO VIT Real Return Portfolio
-------------------                                                PIMCO VIT Total Return Portfolio
Fidelity VIP Asset ManagerSM Portfolio
Fidelity VIP Balanced Portfolio
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Disciplined Small Cap Portfolio                       RYDEX VARIABLE TRUST
Fidelity VIP Dynamic Capital Appreciation Portfolio                Rydex VT Absolute Return Strategies Fund
Fidelity VIP Equity-Income Portfolio                               Rydex VT Hedged Equity Fund
Fidelity VIP Freedom 2010 Portfolio                                Rydex VT Sector Rotation Fund
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio                                TOUCHSTONE VARIABLE SERIES TRUST
                                                                   --------------------------------
Fidelity VIP Freedom 2025 Portfolio                                Touchstone VST Balanced Fund
Fidelity VIP Freedom 2030 Portfolio                                Touchstone VST Baron Small Cap Fund
Fidelity VIP Growth Portfolio                                      Touchstone VST Core Bond Fund
Fidelity VIP Growth & Income Portfolio                             Touchstone VST Eagle Capital Appreciation Fund
Fidelity VIP Growth Opportunities Portfolio                        Touchstone VST Growth & Income Fund
Fidelity VIP High Income Portfolio                                 Touchstone VST High Yield Fund
Fidelity VIP Index 500 Portfolio                                   Touchstone VST Large Cap Core Equity Fund
Fidelity VIP Investment Grade Bond Portfolio                       Touchstone VST Mid Cap Growth Fund
Fidelity VIP Mid Cap Portfolio                                     Touchstone VST Money Market Fund, Service Class
Fidelity VIP Overseas Portfolio                                    Touchstone VST Third Avenue Value Fund
                                                                   Touchstone VST Value Plus Fund
FRANKLIN TEMPLETON VIP TRUST - ALL CLASS 2                         Touchstone VST Aggressive ETF Fund, Service Class
------------------------------------------
FTVIPT Franklin Growth and Income Securities Fund                  Touchstone VST Conservative ETF Fund, Service Class
FTVIPT Franklin Income Securities Fund                             Touchstone VST Enhanced ETF Fund, Service Class
FTVIPT Franklin Large Cap Growth Securities Fund                   Touchstone VST Moderate ETF Fund, Service Class
FTVIPT Franklin Small Cap Value Securities Fund
FTVIPT Mutual Shares Securities Fund                               VAN KAMPEN LIFE INVESTMENT TRUST AND UNIVERSAL
                                                                   ----------------------------------------------
FTVIPT Templeton Foreign Securities Fund                           INSTITUTIONAL FUNDS - ALL CLASS II
                                                                   ----------------------------------
FTVIPT Templeton Growth Securities Fund                            Van Kampen LIT Comstock Portfolio
                                                                   Van Kampen LIT Strategic Growth Portfolio
                                                                   Van Kampen UIF Emerging Markets Debt Portfolio
                                                                   Van Kampen UIF Emerging Markets Equity Portfolio
                                                                   Van Kampen UIF U.S. Real Estate Portfolio

                                                                   FIXED ACCOUNTS
                                                                   Guaranteed Rate Options
                                                                   Systematic Transfer Option

------------------------------------------------------------------ ---------------------------------------------------------------


This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                      P5I-1

THIS ANNUITY IS NOT A BANK PRODUCT AND IS NOT AN OBLIGATION OF, NOR GUARANTEED BY, THE FINANCIAL INSTITUTION WHERE IT IS OFFERED. IT IS NOT INSURED BY THE FDIC, NCUSIF OR OTHER FEDERAL ENTITY. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated February 14, 2008, has been filed with the Securities and Exchange Commission (file numbers 811-07134 and 033-51268). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the Glossary. The table of contents for the SAI is found in Part 9 of this prospectus.


You can review and copy information about this annuity contract at the SEC's Public Reference Room in Washington, D.C. For hours of operation of this Public Reference Room, please call 202-551-8090. You may also obtain information about annuity contract on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, 100 F. Street NE, Washington, D.C. 20459-0102.
--------------------------------------------------------------------------------

We offer a contract with lower expenses that is otherwise substantially similar to this one. This contract's higher expenses are related to factors that include additional features and higher commissions paid on this contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

<>

--------------------------------------------------------------------------------

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI's only relationship to Integrity is the licensing of certain trademarks and trade names of BGI. Integrity's variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of Integrity's variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity's variable annuity products.

--------------------------------------------------------------------------------


To request a copy of the STATEMENT OF ADDITIONAL INFORMATION FOR THE INTEGRITY PINNACLE V (FEBRUARY 14, 2008) tear off this section and mail it to us at the Administrative Office listed in the Glossary.



  NAME:           __________________________________

  ADDRESS:        __________________________________

                  __________________________________

  PHONE:          __________________________________






                                      P5I-2

                                TABLE OF CONTENTS

                                                                                                            PAGE P5I-
-------------------------------------------------------------------------------------------------------- --------------
GLOSSARY                                                                                                       5
-------------------------------------------------------------------------------------------------------- --------------
PART 1 - FEES AND EXPENSE TABLES AND SUMMARY                                                                   7
-------------------------------------------------------------------------------------------------------- --------------
Contract Owner Transaction Expenses                                                                            7
-------------------------------------------------------------------------------------------------------- --------------
Annual Administrative Charge                                                                                   7
-------------------------------------------------------------------------------------------------------- --------------
Separate Account Annual Expenses                                                                               7
-------------------------------------------------------------------------------------------------------- --------------
Total Annual Portfolio Operating Expenses                                                                      8
-------------------------------------------------------------------------------------------------------- --------------
Examples                                                                                                      10
-------------------------------------------------------------------------------------------------------- --------------
Accumulation Unit Values                                                                                      11
-------------------------------------------------------------------------------------------------------- --------------
Summary of Contract                                                                                           11
-------------------------------------------------------------------------------------------------------- --------------
Investment Goals and Risks                                                                                    12
-------------------------------------------------------------------------------------------------------- --------------
Your Rights and Benefits                                                                                      12
-------------------------------------------------------------------------------------------------------- --------------
Account Value and Surrender Value                                                                             12
-------------------------------------------------------------------------------------------------------- --------------
Your Right to Revoke (Free Look Period)                                                                       12
-------------------------------------------------------------------------------------------------------- --------------
How Your Contract is Taxed                                                                                    13
-------------------------------------------------------------------------------------------------------- --------------
PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT                                                                   13
-------------------------------------------------------------------------------------------------------- --------------
Integrity Life Insurance Company                                                                              13
-------------------------------------------------------------------------------------------------------- --------------
Separate Account II and the Variable Account Options                                                          13
-------------------------------------------------------------------------------------------------------- --------------
Distribution of Variable Annuity Contracts                                                                    13
-------------------------------------------------------------------------------------------------------- --------------
Changes In How We Operate                                                                                     13
-------------------------------------------------------------------------------------------------------- --------------
PART 3 - YOUR INVESTMENT OPTIONS                                                                              14
-------------------------------------------------------------------------------------------------------- --------------
The Variable Account Options                                                                                  14
-------------------------------------------------------------------------------------------------------- --------------
The Fixed Accounts                                                                                            23
-------------------------------------------------------------------------------------------------------- --------------
PART 4 - DEDUCTIONS AND CHARGES                                                                               25
-------------------------------------------------------------------------------------------------------- --------------
Mortality and Expenses Risk Charge                                                                            25
-------------------------------------------------------------------------------------------------------- --------------
Annual Administrative Charge                                                                                  25
-------------------------------------------------------------------------------------------------------- --------------
Reduction or Elimination of Mortality and Expense Risk or Annual Administrative Charges                       26
-------------------------------------------------------------------------------------------------------- --------------
Portfolio Charges                                                                                             26
-------------------------------------------------------------------------------------------------------- --------------
Withdrawal Charge                                                                                             26
-------------------------------------------------------------------------------------------------------- --------------
Reduction or Elimination of the Withdrawal Charge                                                             26
-------------------------------------------------------------------------------------------------------- --------------
Hardship Waiver                                                                                               27
-------------------------------------------------------------------------------------------------------- --------------
Commission Allowance and Additional Payments to Distributors                                                  27
-------------------------------------------------------------------------------------------------------- --------------
Optional Benefit Charges                                                                                      27
-------------------------------------------------------------------------------------------------------- --------------
Transfer Charge                                                                                               27
-------------------------------------------------------------------------------------------------------- --------------
Tax Reserve                                                                                                   27
-------------------------------------------------------------------------------------------------------- --------------
State Premium Tax                                                                                             27
-------------------------------------------------------------------------------------------------------- --------------
PART 5 - TERMS OF YOUR VARIABLE ANNUITY                                                                       28
-------------------------------------------------------------------------------------------------------- --------------
Your Contributions                                                                                            28
-------------------------------------------------------------------------------------------------------- --------------
Units in Our Separate Account                                                                                 28
-------------------------------------------------------------------------------------------------------- --------------
How We Determine Unit Value                                                                                   28
-------------------------------------------------------------------------------------------------------- --------------
Transfers                                                                                                     29
-------------------------------------------------------------------------------------------------------- --------------
Excessive Trading                                                                                             30
-------------------------------------------------------------------------------------------------------- --------------
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading                       30
-------------------------------------------------------------------------------------------------------- --------------
Withdrawals                                                                                                   31
-------------------------------------------------------------------------------------------------------- --------------
Assignments                                                                                                   32
-------------------------------------------------------------------------------------------------------- --------------
Death Benefit Paid on Death of Annuitant                                                                      32
-------------------------------------------------------------------------------------------------------- --------------
Distribution on Death of Owner                                                                                32
-------------------------------------------------------------------------------------------------------- --------------
Spousal Continuation                                                                                          33
-------------------------------------------------------------------------------------------------------- --------------
Death Claims                                                                                                  34
-------------------------------------------------------------------------------------------------------- --------------
Retirement Date and Annuity Benefit                                                                           34
-------------------------------------------------------------------------------------------------------- --------------
Annuity Benefit Payments                                                                                      35
-------------------------------------------------------------------------------------------------------- --------------
Timing of Payment                                                                                             35
-------------------------------------------------------------------------------------------------------- --------------
How You Make Requests and Give Instructions                                                                   35
-------------------------------------------------------------------------------------------------------- --------------
PART 6 - OPTIONAL BENEFITS                                                                                    36
-------------------------------------------------------------------------------------------------------- --------------


                                      P5I-3



-------------------------------------------------------------------------------------------------------- --------------
Guaranteed Return Plus Rider                                                                                  36
-------------------------------------------------------------------------------------------------------- --------------
Guaranteed Lifetime Income Advantage Rider                                                                    38
-------------------------------------------------------------------------------------------------------- --------------
Enhanced Earnings Benefit Rider                                                                               44
-------------------------------------------------------------------------------------------------------- --------------
PART 7 - VOTING RIGHTS                                                                                        45
-------------------------------------------------------------------------------------------------------- --------------
How Portfolio Shares Are Voted                                                                                45
-------------------------------------------------------------------------------------------------------- --------------
How We Determine Your Voting Shares                                                                           45
-------------------------------------------------------------------------------------------------------- --------------
Separate Account Voting Rights                                                                                45
-------------------------------------------------------------------------------------------------------- --------------
PART 8 - TAX ASPECTS OF THE CONTRACT                                                                          46
-------------------------------------------------------------------------------------------------------- --------------
Introduction                                                                                                  46
-------------------------------------------------------------------------------------------------------- --------------
Your Contract is an Annuity                                                                                   46
-------------------------------------------------------------------------------------------------------- --------------
Taxation of Annuities Generally                                                                               46
-------------------------------------------------------------------------------------------------------- --------------
Tax-Favored Retirement Programs                                                                               47
-------------------------------------------------------------------------------------------------------- --------------
Federal and State Income Tax Withholding                                                                      48
-------------------------------------------------------------------------------------------------------- --------------
Impact of Taxes on the Company                                                                                48
-------------------------------------------------------------------------------------------------------- --------------
Transfers Among Investment Options                                                                            48
-------------------------------------------------------------------------------------------------------- --------------
PART 9 - ADDITIONAL INFORMATION                                                                               48
-------------------------------------------------------------------------------------------------------- --------------
Systematic Withdrawal Program                                                                                 48
-------------------------------------------------------------------------------------------------------- --------------
Income Plus Withdrawal Program                                                                                48
-------------------------------------------------------------------------------------------------------- --------------
Choices Plus Required Minimum Distribution Program                                                            49
-------------------------------------------------------------------------------------------------------- --------------
Dollar Cost Averaging Program                                                                                 49
-------------------------------------------------------------------------------------------------------- --------------
Systematic Transfer Program                                                                                   50
-------------------------------------------------------------------------------------------------------- --------------
Customized Asset Rebalancing Program                                                                          50
-------------------------------------------------------------------------------------------------------- --------------
Systematic Contributions Program                                                                              50
-------------------------------------------------------------------------------------------------------- --------------
Legal Proceedings                                                                                             50
-------------------------------------------------------------------------------------------------------- --------------
Table of Contents of Statement of Additional Information                                                      51
-------------------------------------------------------------------------------------------------------- --------------
PART 10 - PRIOR CONTRACTS                                                                                     51
-------------------------------------------------------------------------------------------------------- --------------
APPENDIX A - FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II                                                    55
-------------------------------------------------------------------------------------------------------- --------------
APPENDIX B - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                                                        81
-------------------------------------------------------------------------------------------------------- --------------
APPENDIX C - GUARANTEED LIFETIME INCOME ADVANTAGE EXAMPLES                                                    85
-------------------------------------------------------------------------------------------------------- --------------
APPENDIX D - ENHANCED EARNINGS BENEFIT CALCULATION EXAMPLES                                                   91
-------------------------------------------------------------------------------------------------------- --------------


                                      P5I-4

                                    GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

ADMINISTRATIVE OFFICE - Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720. Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341. You may also call us at 1-800-325-8583.

ANNUITANT - the person whose life is used to determine the amount of the Annuity Benefit. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

ANNUITY BENEFIT - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CONTRACT ANNIVERSARY - occurs once annually on the same day as the Contract
Date.

CONTRACT DATE - the date we issue you the contract. It is shown on the schedule page of your contract.

CONTRACT YEAR - a year that starts on your Contract Date or any Contract Anniversary.

DEATH BENEFIT - benefit paid to a named Annuitant's beneficiary on the death of the Annuitant.

DISTRIBUTION ON DEATH - a distribution paid to a named owner's beneficiary on the death of the owner.

ENHANCED EARNINGS BENEFIT (EEB) - an optional Death Benefit.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

FREE WITHDRAWAL AMOUNT - the amount you may withdraw in any Contract Year without paying withdrawal charges.

GENERAL ACCOUNT - the account that contains all of our assets other than those held in Separate Accounts.

GUARANTEED RETURN PLUS - an optional benefit that provides a guaranteed minimum future value of amounts invested under a Guaranteed Return Plus Rider.

     GUARANTEED RETURN PLUS INVESTMENT OPTIONS - Investment Options available for contributions under the Guaranteed Return Plus Rider.


GUARANTEED LIFETIME INCOME ADVANTAGE (GLIA) - an optional benefit that provides a guaranteed minimum value will be available for withdrawal when invested under a GLIA Rider.

     GLIA INVESTMENT STRATEGIES - Investment Strategies available for contributions under the GLIA Rider.


GUARANTEED RATE OPTION (GRO) - a Fixed Account which offers Guarantee Periods of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

     GUARANTEE PERIOD - the length of time from the date of your contribution into a GRO, until the GRO matures.

     MARKET VALUE ADJUSTMENT (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit before the end of the

                                      P5I-5

     Guarantee Period.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

PORTFOLIO - a mutual fund in which a Variable Account Option invests.

RETIREMENT DATE - the date you choose to begin your Annuity Benefit or receive a lump sum payment.

RIDER - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

SEPARATE ACCOUNT - Separate Account II of Integrity Life Insurance Company. Its assets are segregated by Integrity and invested in Variable Account Options.

SURRENDER VALUE - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

SYSTEMATIC TRANSFER OPTION (STO) - a Fixed Account that accepts new contributions, which must be transferred from the STO into other Investment Options within either a six or twelve month period. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected.

UNIT - measure of your ownership interest in a Variable Account Option.

UNIT VALUE - value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in a corresponding Portfolio with the same name.

                                      P5I-6

PART 1 - FEES AND EXPENSE TABLES AND SUMMARY

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.(1)


The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options. State premium tax may also be deducted.(2)

CONTRACT OWNER TRANSACTION EXPENSES

-------------------------------------------------------------------------------------- -----------------
Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(3)    8%
-------------------------------------------------------------------------------------- -----------------
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(4)         $20
-------------------------------------------------------------------------------------- -----------------


The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

-------------------------------------------------------------------------------------- -----------------
Annual Administrative Charge(5)                                                        $30
-------------------------------------------------------------------------------------- -----------------

SEPARATE ACCOUNT ANNUAL EXPENSES as a percentage of value charged

   ---------------------------------------------------------------------------------- --------------- ---------------

                                                                                      MAXIMUM CHARGE  Current Charge

   ---------------------------------------------------------------------------------- --------------- ---------------

   Mortality and Expense Risk Charge(6)                                                   1.55%           1.55%

   ---------------------------------------------------------------------------------- --------------- ---------------

   Optional Enhanced Earnings Benefit Charge (maximum charge)(7)                          0.50%           0.50%

   ---------------------------------------------------------------------------------- --------------- ---------------

   Optional Guaranteed Return Plus Charge(8)                                              0.60%           0.60%

   ---------------------------------------------------------------------------------- --------------- ---------------

   Optional Guaranteed Lifetime Income Advantage - Individual Charge(9)                   1.20%           0.60%

   ---------------------------------------------------------------------------------- --------------- ---------------

   Optional Guaranteed Lifetime Income Advantage - Spousal Charge(9)                      1.60%           0.80%

   ---------------------------------------------------------------------------------- --------------- ---------------

   Highest Possible Total Separate Account Annual Expenses(10)                            3.15%           2.35%

   ---------------------------------------------------------------------------------- --------------- ---------------


------------------

(1)  Expenses for prior versions of the contract, if different, are located in
     Part 10, Prior Contracts.

(2)  State premium taxes currently range from 0 to 4%.

(3)  Withdrawal charges decrease based on the age of each contribution. See Part
     4.

(4) This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(5) This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

(6)  Assessed daily on the amount allocated to the Variable Account Options

(7) Assessed quarterly to the Account Value and is based on the Annuitant's age on the Contract Date:


--------------------------------------------- ----------------------------------
      Age       Charge at annual effective     Total Charge to Variable Account
                           rate                            Options
--------------------------------------------- ----------------------------------
  59 or less               0.20%                            1.75%
--------------------------------------------- ----------------------------------
     60-69                 0.40%                            1.95%
--------------------------------------------- ----------------------------------
     70-79                 0.50%                            2.05%
--------------------------------------------- ----------------------------------

---------------

(8) Assessed daily on the amount allocated to your Guaranteed Return Plus Investment Options

(9) Assessed quarterly based on the Payment Base-See Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.

(10) You may elect only one of these optional benefits: EEB, Guaranteed Return Plus or Individual or Spousal GLIA. Therefore the highest possible total separate account annual charges reflect the election of one of these optional benefits, which carries the highest cost.


                                      P5I-7

The following table shows the total operating expenses charged by the Portfolios that you will pay periodically during the time you own the contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio. The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios' assets, including management fees, distribution or 12b-1 fees, and other expenses are:

Minimum: 0.35%                     Maximum: 1.98%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:

--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
                                                                      MANAGE-MENT     12B-1       OTHER      ACQUIRED      TOTAL
PORTFOLIO                                                                 FEES       FEE OR      EXPENSES      FUND        ANNUAL
                                                                                     SERVICE                 FEES AND     EXPENSES
                                                                                       FEE                   EXPENSES
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
DWS Small Cap Index VIP Fund, Class B(1)                                 0.45%        0.25%       0.05%        N/A         0.75%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Asset Manager Portfolio, Service Class 2 (2)                0.52%        0.25%       0.15%        N/A         0.92%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Balanced Portfolio, Service Class 2 (3)                     0.42%        0.25%       0.20%        N/A         0.87%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Contrafund Portfolio, Service Class 2 (2)                   0.57%        0.25%       0.09%        N/A         0.91%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2 4, (5)     0.71%        0.25%       0.73%        N/A         1.69%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Dynamic Capital Appreciation Portfolio, Service
  Class 2 (3)                                                            0.56%        0.25%       0.24%        N/A         1.05%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Equity-Income Portfolio, Service Class 2                    0.47%        0.25%       0.10%        N/A         0.82%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Freedom 2010 Portfolio, Service Class 2                      N/A         0.25%        N/A        0.57%        0.82%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Freedom 2015 Portfolio, Service Class 2                      N/A         0.25%        N/A        0.61%        0.86%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Freedom 2020 Portfolio, Service Class 2                      N/A         0.25%        N/A        0.64%        0.89%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Freedom 2025 Portfolio, Service Class 2                      N/A         0.25%        N/A        0.65%        0.90%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Freedom 2030 Portfolio, Service Class 2                      N/A         0.25%        N/A        0.68%        0.93%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Growth Portfolio, Service Class 2 (2)                       0.57%        0.25%       0.12%        N/A         0.94%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Growth & Income Portfolio, Service Class 2 2                0.47%        0.25%       0.13%        N/A         0.85%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Growth Opportunities Portfolio, Service Class 2 (3)         0.57%        0.25%       0.17%        N/A         0.99%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP High Income Portfolio, Service Class 2                      0.57%        0.25%       0.15%        N/A         0.97%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Index 500 Portfolio, Service Class 2 (6)                    0.10%        0.25%       0.00%        N/A         0.35%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2            0.32%        0.25%       0.12%        N/A         0.69%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Mid Cap Portfolio, Service Class 2 (2)                      0.57%        0.25%       0.11%        N/A         0.93%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Overseas Portfolio, Service Class 2 (2)                     0.72%        0.25%       0.16%        N/A         1.13%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
FTVIPT Franklin Growth and Income Securities Fund, Class 2 (7)           0.49%        0.25%       0.05%        N/A         0.79%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
FTVIPT Franklin Income Securities Fund, Class 2 (7)                      0.46%        0.25%       0.01%         N/A        0.72%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
FTVIPT Franklin Large Cap Growth Securities Fund, Class 2 (7)            0.72%        0.25%        0.04%        N/A        1.01%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
FTVIPT Franklin Small Cap Value Securities Fund, Class 2 8, (9)          0.51%        0.25%        0.17%       0.03%       0.96%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
FTVIPT Mutual Shares Securities Fund, Class 2                            0.60%        0.25%        0.21%        N/A        1.06%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
FTVIPT Templeton Foreign Securities, Class 2 (8),(10)                    0.63%        0.25%        0.15%       0.03%       1.06%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
FTVIPT Templeton Growth Securities, Class 2 (7)                          0.74%        0.25%        0.04%        N/A        1.03%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
PIMCO VIT All Assets Portfolio, Advisor Class                            0.175%       0.25%       0.25%       0.61%       1.285%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class (11)     0.49%        0.25%       0.25%       0.03%        1.02%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
PIMCO VIT Low Duration Portfolio, Advisor Class                          0.25%        0.25%       0.25%        N/A         0.75%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
PIMCO VIT Real Return Portfolio, Advisor Class                           0.25%        0.25%       0.25%        N/A         0.75%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
PIMCO VIT Total Return Portfolio, Advisor Class                          0.25%        0.25%       0.27%        N/A         0.77%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Rydex VT Absolute Return Strategies Fund                                 1.15%        0.00%       0.55%        N/A         1.70%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Rydex VT Hedged Equity Fund                                              1.15%        0.00%       0.78%        N/A         1.93%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Rydex VT Sector Rotation Fund                                            0.90%        0.00%       0.74%        N/A         1.64%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Balanced Fund(12)                                         0.80%        0.25%       0.53%        N/A         1.58%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Baron Small Cap Fund(12)                                  1.05%        0.25%       0.50%        N/A         1.80%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Core Bond Fund(12)                                        0.55%        0.25%       0.46%        N/A         1.26%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Eagle Capital Appreciation Fund(12)                       0.75%        0.25%       0.48%       0.01%        1.49%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Growth & Income Fund(12)                                  0.80%        0.25%       0.51%       0.02%        1.58%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------

                                      P5I-8

--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
                                                                      MANAGE-MENT     12B-1       OTHER      ACQUIRED      TOTAL
PORTFOLIO                                                                 FEES       FEE OR      EXPENSES      FUND        ANNUAL
                                                                                     SERVICE                 FEES AND     EXPENSES
                                                                                       FEE                   EXPENSES
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST High Yield Fund(12)                                       0.50%        0.25%       0.48%        N/A         1.23%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Large Cap Core Equity Fund(12)                            0.65%        0.25%       0.55%        N/A         1.45%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Mid Cap Growth Fund(12)                                   0.80%        0.25%       0.48%        N/A         1.53%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Money Market Fund, Service Class(12)                      0.18%        0.25%       0.37%        N/A         0.80%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Third Avenue Value Fund(12)                               0.79%        0.25%       0.36%       0.02%        1.42%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Value Plus Fund(12)                                       0.75%        0.25%       0.69%       0.01%        1.70%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Aggressive ETF Fund, Service Class 12, (13)               0.40%        0.25%       0.77%       0.20%        1.62%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Conservative ETF Fund, Service Class 12, (13)             0.40%        0.25%       0.99%       0.18%        1.82%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Enhanced ETF Fund, Service Class 12, (13)                 0.40%        0.25%       0.45%       0.26%        1.36%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Moderate ETF Fund, Service Class 12, (13)                 0.40%        0.25%       0.62%       0.20%        1.47%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Van Kampen LIT Comstock Portfolio, Class II                              0.56%        0.25%        0.03%        N/A        0.84%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Van Kampen LIT Strategic Growth Portfolio, Class II                      0.70%        0.25%        0.08%        N/A        1.03%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Van Kampen UIF Emerging Markets Debt Portfolio, Class II(14)             0.75%        0.35%        0.35%        N/A        1.45%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class II(14)           1.23%        0.35%        0.40%        N/A        1.98%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Van Kampen UIF U.S. Real Estate Portfolio, Class II(14)                  0.73%        0.35%        0.28%        N/A        1.36%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------


(1) Includes 0.10% administration fee.

(2) A portion of the brokerage commissions that each Fidelity VIP Portfolio pays may be reimbursed and used to reduce that Portfolio's expenses. In addition, through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses for these Portfolios would have been as set forth in the table in below. These offsets may be discontinued at any time.

   ---------------------------------------------------------------- ---------------------------------------
   Fidelity VIP Portfolio                                           Net Total Expenses after Arrangements
                                                                               Described Above
   ---------------------------------------------------------------- ---------------------------------------
   Asset Manager, Service Class 2                                                   0.90%
   ---------------------------------------------------------------- ---------------------------------------
   Contrafund, Service Class 2                                                      0.90%
   ---------------------------------------------------------------- ---------------------------------------
   Growth, Service Class 2                                                          0.92%
   ---------------------------------------------------------------- ---------------------------------------
   Growth & Income, Service Class 2                                                 0.84%
   ---------------------------------------------------------------- ---------------------------------------
   Mid Cap, Service Class 2                                                         0.91%
   ---------------------------------------------------------------- ---------------------------------------
   Overseas, Service Class 2                                                        1.06%
   ---------------------------------------------------------------- ---------------------------------------


(3) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. Including this reduction, the total class operating expenses for these Portfolios would have been as set forth in the table below. These offsets may be discontinued at any time.

   ---------------------------------------------------------------- ---------------------------------------
   Fidelity VIP Portfolio                                           Net Total Expenses after Arrangements
                                                                               Described Above
   ---------------------------------------------------------------- ---------------------------------------
   Balanced, Service Class 2                                                        0.84%
   ---------------------------------------------------------------- ---------------------------------------
   Dynamic Capital Appreciation, Service Class 2                                    1.04%
   ---------------------------------------------------------------- ---------------------------------------
   Growth Opportunities, Service Class 2                                            0.94%
   ---------------------------------------------------------------- ---------------------------------------


(4) The Portfolio's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxed certain security lending costs, brokerage commissions and extraordinary expenses) as a percentage of its average net assets, exceed 1.25%. This arrangement can be discontinued by the fund's manger at any time.

(5) Through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses for these Portfolios would have been 1.23%. These offsets may be discontinued at any time.

(6) Management fees for the Portfolio have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the Portfolio's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part. This expense limit may be discontinued at any time.

(7) The Portfolio administration fee is paid indirectly through the management fee.

(8) The manager has agreed in advance to reduce its fee from assets invested by the Portfolio in a Franklin Templeton money market fund (the acquired fund) to the extent that the Portfolio's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC and will remain in place until April 30, 2008.

(9) Net total annual Portfolio expenses after management and administration fee reductions were 0.93%.

(10) Net total annual Portfolio expenses after management and administration fee reductions were 1.03%.

(11) PIMCO has contractually agreed to waive the advisory fee and administration fee it receives from the Portfolio in an amount equal to a 0.49% advisory fee and a 0.20% administration fee paid to PIMCO by a subsidiary. This waiver cannot be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.

(12) The advisor has contractually agreed until at least December 31, 2008 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

   ---------------------------------- ----------------------------------- ------------------------------------
   Touchstone Variable Series        Net Total Expenses after Waivers and    Net Total Expenses after Waivers
   ---------------------------------- ----------------------------------- ------------------------------------

                                      P5I-9

   ---------------------------------- ----------------------------------- ------------------------------------
   Trust Portfolio                      Reimbursements with Acquired           and Reimbursements without
                                                Fund Expenses                     Acquired Fund Expenses
   ---------------------------------- ----------------------------------- ------------------------------------

   Balanced                                         1.15%                                1.15%

   ---------------------------------- ----------------------------------- ------------------------------------

   Baron Small Cap                                  1.55%                                1.55%

   ---------------------------------- ----------------------------------- ------------------------------------

   Core Bond                                        1.00%                                1.00%

   ---------------------------------- ----------------------------------- ------------------------------------

   Eagle Capital Appreciation                       1.14%                                1.13%

   ---------------------------------- ----------------------------------- ------------------------------------

   Growth & Income                                  1.12%                                1.10%

   ---------------------------------- ----------------------------------- ------------------------------------

   High Yield                                       1.05%                                1.05%

   ---------------------------------- ----------------------------------- ------------------------------------

   Large Cap Core Equity                            1.00%                                1.00%

   ---------------------------------- ----------------------------------- ------------------------------------

   Mid Cap Growth                                   1.17%                                1.17%

   ---------------------------------- ----------------------------------- ------------------------------------

   Money Market, Service Class                      0.75%                                0.75%

   ---------------------------------- ----------------------------------- ------------------------------------

   Third Avenue Value                               1.11%                                1.09%

   ---------------------------------- ----------------------------------- ------------------------------------

   Value Plus                                       1.41%                                1.40%

   ---------------------------------- ----------------------------------- ------------------------------------

   Aggressive ETF, Service Class                    0.95%                                0.75%

   ---------------------------------- ----------------------------------- ------------------------------------

   Conservative ETF, Service Class                  0.93%                                0.75%

   ---------------------------------- ----------------------------------- ------------------------------------

   Enhanced ETF, Service Class                      1.01%                                0.75%

   ---------------------------------- ----------------------------------- ------------------------------------

   Moderate ETF, Service Class                      0.95%                                0.75%

   ---------------------------------- ----------------------------------- ------------------------------------


(13) The Service Class shares began operations in July, 2006. Integrity and Touchstone Advisors have agreements which provide that Integrity is responsible for payment of expenses exceeding the expense caps on the ETF Portfolios.

(14) The fees disclosed reflect gross ratios prior to any voluntary waivers and reimbursements of expenses by the adviser. For the year ended December 31, 2006, the management fee was reduced to reflect the voluntary waiver of a portion of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed the following "Operating Expense Limitations:" 1.35% for Emerging Markets Debt and U.S. Real Estate, and 1.65% for the Emerging Markets Equity. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive 0.30% of the 12b-1 fee for the Emerging Markets Equity and Emerging Markets Debt and 0.10% of the 12b-1 fee for the U.S. Real Estate. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these waivers and reimbursements, the total annual operating expenses are: 1.15% for Emerging Markets Debt, Class II, 1.65% for Emerging Markets Equity, Class II and 1.26% for U.S. Real Estate, Class II.


We have entered into agreements with the investment advisors or distributors of each of the Portfolios. Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios. The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios. These fees may be paid by the investment advisors from the investment advisors' assets or from the Portfolios under distribution and/or servicing plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act.) In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.


The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, maximum Portfolio operating expenses, the cost of the Highest Anniversary Death Benefit and the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:


     --------------------------- ------------------------- -------------------------- -------------------------

     1 year                      3 years                   5 years                    10 years

     --------------------------- ------------------------- -------------------------- -------------------------

     $1,365                      $2,313                    $3,281                     $5,883

     --------------------------- ------------------------- -------------------------- -------------------------


If you select an Annuity Benefit with a life contingency at the end of the applicable period:


     --------------------------- ------------------------- -------------------------- -------------------------

     1 year                      3 years                   5 years                    10 years

     --------------------------- ------------------------- -------------------------- -------------------------

     $565                        $1,713                    $2,881                     $5,883

     --------------------------- ------------------------- -------------------------- -------------------------


If you do not surrender the contract:



                                      P5I-10

     --------------------------- ------------------------- -------------------------- -------------------------

     1 year                      3 years                   5 years                    10 years

     --------------------------- ------------------------- -------------------------- -------------------------

     $565                        $1,713                    $2,881                     $5,883

     --------------------------- ------------------------- -------------------------- -------------------------



The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, maximum Portfolio operating expenses, the cost of the Highest Anniversary Death Benefit and the current cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:


     --------------------------- ------------------------- -------------------------- -------------------------

     1 year                      3 years                   5 years                    10 years

     --------------------------- ------------------------- -------------------------- -------------------------

     $1,281                      $2,058                    $2,853                     $5,016

     --------------------------- ------------------------- -------------------------- -------------------------


If you select an Annuity Benefit with a life contingency at the end of the applicable period:


     --------------------------- ------------------------- -------------------------- -------------------------

     1 year                      3 years                   5 years                    10 years

     --------------------------- ------------------------- -------------------------- -------------------------

     $481                        $1,458                    $2,453                     $5,016

     --------------------------- ------------------------- -------------------------- -------------------------


If you do not surrender the contract:


     --------------------------- ------------------------- -------------------------- -------------------------

     1 year                      3 years                   5 years                    10 years

     --------------------------- ------------------------- -------------------------- -------------------------

     $481                        $1,458                    $2,453                     $5,016

     --------------------------- ------------------------- -------------------------- -------------------------


The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

     -------------------------- ------------------------ ------------------------ ------------------------
     1 year                     3 years                  5 years                  10 years
     -------------------------- ------------------------ ------------------------ ------------------------
     $1,197                     $1,804                   $2,425                   $4,150
     -------------------------- ------------------------ ------------------------ ------------------------

If you select an Annuity Benefit with a life contingency at the end of the applicable period:

     -------------------------- ------------------------ ------------------------ ------------------------
     1 year                     3 years                  5 years                  10 years
     -------------------------- ------------------------ ------------------------ ------------------------
     $397                       $1,204                   $2,025                   $4,150
     -------------------------- ------------------------ ------------------------ ------------------------

If you do not surrender the contract:

     -------------------------- ------------------------ ------------------------ ------------------------
     1 year                     3 years                  5 years                  10 years
     -------------------------- ------------------------ ------------------------ ------------------------
     $397                       $1,204                   $2,025                   $4,150
     -------------------------- ------------------------ ------------------------ ------------------------


ACCUMULATION UNIT VALUES

See Appendix A

SUMMARY OF CONTRACT

"We," "our," "us," "the Company" and "Integrity" mean Integrity Life Insurance Company. "You" and "your" mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. The Annuitant named by you may be you or another person. It is important that you carefully select the owner, Annuitant, the owner's beneficiary and the Annuitant's beneficiary in order to

                                      P5I-11
achieve your objectives. See Part 5, sections titled "Death Benefits Paid on Death of Annuitant" "Distribution on Death of Owner" and "Spousal Continuation."

INVESTMENT GOALS AND RISKS

This contract allows you to accumulate money for retirement or other long term goals. An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Variable Account Options invest in Portfolios, most of which invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

YOUR RIGHTS AND BENEFITS

As the owner of the contract, you have the following rights, subject to the rules and significant limitations stated in this prospectus:

     o    To contribute, transfer and withdraw money. See Part 5

     o    To invest in the Investment Options. See Part 3

     o To elect an Annuity Benefit. See Part 5, section titled "Retirement Date and Annuity Benefit"

     o    To name the Annuitant

     o To name the Annuitant's beneficiary and the owner's beneficiary. The Annuitant's beneficiary will receive the Death Benefit upon the death of the Annuitant; OR the owner's beneficiary will receive a distribution upon your death, as owner. If there are joint owners, the death of either one will be treated as the death of both under this contract, which triggers a required Distribution on Death. See Part 5, sections titled "Death Benefit Paid on Death of Annuitant" and "Distribution on Death of Owner."

ACCOUNT VALUE AND SURRENDER VALUE

Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs. Your Account Value is subject to various charges. See Part 4.

Your Adjusted Account Value is your Account Value, as increased or decreased by any MVAs. See Part 3, Market Value Adjustment.

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge and minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable. See Part 4.

Your minimum Account Value is $1,000. If the Account Value goes below $1,000 and we have received no contributions from you for two years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to make additional contributions.

YOUR RIGHT TO REVOKE (FREE LOOK PERIOD)


 You may cancel your contract within ten days after you receive it by returning it to our Administrative Office by mail, postmarked within the ten-day period. We will extend the ten day period if required by state law. If you cancel your contract, we'll return your contribution net of any investment performance and applicable charges, which may be more or less than your original contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force. See
 Part 4 for more discussion of the fees and charges. Some states require that we return at least the amount of your contribution, in which case, we will

                                      P5I-12
return the greater of the amount required by state law and your Account Value.


HOW YOUR CONTRACT IS TAXED

Your benefits under the contract are controlled by the Internal Revenue Code of 1986, as amended (the Tax Code) and the associated rules and regulations governing annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8, "Tax Aspects of the Contract" for more information, and consult a tax advisor. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. THIS CONTRACT CAN PROVIDE BENEFITS UNDER CERTAIN TAX-FAVORED RETIREMENT PROGRAMS, SUCH AS IRAS; HOWEVER, IT PROVIDES NO ADDITIONAL TAX DEFERRAL BENEFIT, AS THESE PROGRAMS ALREADY PROVIDE TAX-DEFERRAL.

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

INTEGRITY LIFE INSURANCE COMPANY

Integrity is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995. Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888. The Western and Southern Life Insurance Company has guaranteed the insurance obligations of Integrity to its contract owners, including the owners of this contract (the Guarantee). Insurance obligations include the Account Value invested in the Fixed Account, the Death Benefit and Annuity Benefit. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options. The Guarantee provides that contract owners can enforce the Guarantee directly.

SEPARATE ACCOUNT II AND THE VARIABLE ACCOUNT OPTIONS

Separate Account II of Integrity Life Insurance Company was established in 1992, and is maintained under the insurance laws of the State of Ohio. The Separate Account is a unit investment trust, which is a type of investment company under the 1940 Act. The Separate Account invests in the Variable Account Options. Each Variable Account Option invests in shares of a corresponding Portfolio (or "Fund") with the same name. We may add, substitute or close Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3.

Under Ohio law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Touchstone Securities, Inc., an affiliate of Integrity, serves as the principal underwriter for our variable annuity contracts. The principal business address of Touchstone Securities is 303 Broadway, Cincinnati, Ohio, 45202. The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

CHANGES IN HOW WE OPERATE

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable laws. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

                                      P5I-13

     o add, remove or combine Investment Options or withdraw assets relating to your contract from one Variable Account Option and put them into another;

     o register or end the registration of the Separate Account under the 1940 Act;

     o operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity);

     o restrict or eliminate any voting rights of owners or others that affect our Separate Account;

     o cause one or more Variable Account Options to invest in a Portfolio other than or in addition to the Portfolios; or

     o operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish.

PART 3 - YOUR INVESTMENT OPTIONS

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both. (If you purchase the Guaranteed Return Plus or GLIA Rider, your Investment Options are limited. See Part 6.)

Each Variable Account Option (also called a subaccount) invests in shares of a mutual fund, referred to as a Portfolio (or "Fund"). Each Variable Account Option and its corresponding Portfolio share the same name. The value of your Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

THE VARIABLE ACCOUNT OPTIONS

The investment objective and advisor of each Portfolio are described below. Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

DWS INVESTMENTS VIT FUNDS

The investment advisor for the DWS Scudder Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM's presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies. Northern Trust, Inc. is the sub advisor of DWS small Cap Index VIP Fund.

Following is a summary of the investment objectives of the DWS Investments VIT Fund. We can't guarantee that these objectives will be met. YOU SHOULD READ THE DWS INVESTMENTS VIT FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING.

DWS Small Cap Index VIP Fund

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Index includes the reinvestment of all distributions and is not available for direct investment.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS TRUST

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio. FMR is a registered investment advisor under the Investment Advisors Act of 1940 and is located at 82 Devonshire Street, Boston, MA 02109. FMR is a manager of managers with respect to VIP Disciplined Small Cap and VIP Index 500, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Geode, at 53 State Street, Boston, Massachusetts 02109, serves as a sub-adviser for VIP Disciplined Small Cap and VIP Index 500.

Below is a summary of the investment objectives and strategies of Fidelity's VIP Portfolios. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.
                                      P5I-14

Fidelity VIP Asset Manager(SM) Portfolio

VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. FMR invests in domestic and foreign issuers. FMR analyzes issuers using fundamental and/or quantitative factors and evaluates each security's current price relative to estimated long-term value.

Fidelity VIP Balanced Portfolio

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio's total assets in fixed-income senior securities, including debt securities and preferred stock. FMR invests in domestic and foreign issuers. With respect to equity investments, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more "value" characteristics than "growth" characteristics. FMR analyzes issuers using fundamental factors and evaluating each security's current price relative to the estimated long-term value to select investments.

Fidelity VIP Contrafund(R) Portfolio

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. FMR may invest in "growth" stocks, "value" stocks or both. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Disciplined Small Cap Portfolio

VIP Small Cap Portfolio seeks capital appreciation by investing at least 80% of assets in securities of domestic and foreign companies with small market capitalizations, which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000(R) Index or the Standard & Poor's(R) SmallCap 600 Index (S&P(R) SmallCap 600). FMR investing in either "growth" stocks, "value" stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors in its investment decisions.

Fidelity VIP Dynamic Capital Appreciation Portfolio

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR may invest in "growth" stocks, "value" stocks or both. FMR uses fundamental analysis of each issuer financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Equity-Income Portfolio

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500(R)). FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks, and potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. FMR invests in domestic and foreign issuers using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Freedom 2010 Portfolio

VIP Freedom 2010 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 40% Domestic Equity Funds, 10% International Equity Fund, 5% High Yield Fixed-Income Fund, 35% Investment Grade Fixed-Income Fund, and 10% Short Term Fund.

                                      P5I-15

Fidelity VIP Freedom 2015 Portfolio

VIP Freedom 2015 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 46% Domestic Equity Funds, 12% International Equity Fund, 6% High Yield Fixed-Income Fund, 31% Investment Grade Fixed-Income Fund, and 5% Short Term Fund.

Fidelity VIP Freedom 2020 Portfolio

VIP Freedom 2020 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 55% Domestic Equity Funds, 14% International Equity Fund, 7% High Yield Fixed-Income Fund, 24% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

Fidelity VIP Freedom 2025 Portfolio

VIP Freedom 2025 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 57% Domestic Equity Funds, 14% International Equity Fund, 8% High Yield Fixed-Income Fund, 21% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

Fidelity VIP Freedom 2030 Portfolio

VIP Freedom 2030 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 66% Domestic Equity Funds, 16% International Equity Fund, 8% High Yield Fixed-Income Fund, 10% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

Fidelity VIP Growth Portfolio

VIP Growth Portfolio seeks capital appreciation by investing the Portfolio's assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth & Income Portfolio

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. FMR may invest in "growth" stocks, "value" stocks or both. FMR uses fundamental analysis of each issuer and its

                                      P5I-16
potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks of domestic and foreign issuers that FMR believes have above average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Fidelity VIP High Income Portfolio

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. FMR normally invests the Portfolio's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. FMR may also invest the Portfolio's assets in non-income producing securities, including defaulted securities and common stocks. FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Index 500 Portfolio

VIP Index 500 seeks investment results that correspond to the S&P 500 Index. The Portfolio invests at least 80% of its assets in common stocks included in the S&P 500 Index as a whole and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. The Portfolio may invest in Lower-quality debt securities. FMR manages the Portfolio to have similar overall interest rate risk to an index, which as of December 31, 2005, was the Lehman Brothers(R) Aggregate Bond Index. FMR allocates assets across different market sectors and maturities, and analyzes a security's structural features and current pricing, trading opportunities, and the credit quality of the issuer.

Fidelity VIP Mid Cap Portfolio

VIP Mid Cap Portfolio seeks long-term growth of capital. FMR invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization which, for purposes of this Portfolio are those companies with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index (S&P(R) MidCap 400). FMR may buy "growth" stocks, "value" stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Overseas Portfolio

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. FMR normally invests at least 80% of the Portfolio's assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST FUNDS

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the funds, as indicated below.

Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds. There are no guarantees that a fund will be able to achieve its objective. YOU SHOULD READ FRANKLIN TEMPLETON VIPT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

                                      P5I-17
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FTVIPT Franklin Growth and Income Securities Portfolio

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities. The Portfolio seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Franklin Advisory Services, LLC.

FTVIPT Franklin Small Cap Value Securities Portfolio

The Franklin Small Cap Value Securities Portfolio seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities of companies that the advisor believes are undervalued. The investment advisor is Franklin Advisory Services, LLC.

FTVIPT Mutual Shares Securities Portfolio

The Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in equity securities that the advisor believes are undervalued. The Portfolio normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies. The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio

The Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Templeton Investment Counsel, LLC.

FTVIPT Templeton Growth Securities Portfolio

The Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The investment advisor for this Portfolio is Templeton Global Advisors Limited.


PIMCO VARIABLE INSURANCE TRUST

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio. PIMCO is located at 840 Newport Center Drive, Newport beach, California 92660.

Below is a summary of the investment objectives of the PIMCO Variable Insurance Trust Portfolios. There are no guarantees that a fund will be able to achieve its objective. YOU SHOULD READ PIMCO VIT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PIMCO VIT All Asset Portfolio

The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio normally invests in the Institutional Class of the underlying PIMCO funds and does not invest directly in stocks or bonds of other issuers. The Portfolio is a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. Research Affiliates LLC, an affiliate of PIMCO, is the Portfolio's asset allocation sub-advisor.

PIMCO VIT CommodityRealReturn Strategy Portfolio

                                      P5I-18
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The PIMCO VIT CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management. The Portfolio normally invests in the commodity-linked derivative instruments.

PIMCO VIT Low Duration Portfolio

The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average Portfolio duration varies from 1-3 years.

PIMCO VIT Real Return

The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio normally invests at lease 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and Non-U.S. governments, their agencies or instrumentalities and corporations.

PIMCO VIT Total Return

The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average Portfolio duration varies from 3-6 years.

RYDEX VARIABLE TRUST

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Rydex Investments is the investment advisor to each Portfolio. The Advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Rydex VT Absolute Return Strategies Fund

The Rydex Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Hedged Equity Fund

The Rydex Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Sector Rotation Fund

The Rydex Sector Rotation Fund seeks long-term capital appreciation by moving its investments among different sectors or industries. Each month the advisor uses a quantitative methodology to rank approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over near-term periods. The fund then invests in the top ranked industries.


TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end management investment company. Touchstone Advisors, Inc., which is affiliated with Integrity, advises each of the Portfolios, along with a sub-advisor that is listed under each Portfolio description below.

Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ TOUCHSTONE VARIABLE SERIES TRUST FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Touchstone VST Balanced Fund

Oppenheimer Capital LLC is the sub-advisor for the Touchstone VST Balanced Fund. The fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the fund, the Portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be

                                      P5I-19
rated investment grade or at the two highest levels of non-investment grade. The Portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

Touchstone VST Baron Small Cap Fund

BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-advisor for the Touchstone VST Baron Small Cap Fund. The fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the fund, the Portfolio manager seeks securities believed to have favorable price to value characteristics based on the Portfolio manager's assessment of their prospects for future growth and profitability, and the potential to increase in value at least 100% over four subsequent years.

Touchstone VST Core Bond Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Core Bond Fund. The fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing at least 80% of its assets in bonds. The fund invests in mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities. The fund invests at least 65% of assets in investment grade debt securities, but may invest up to 35% of assets in non-investment grade debt securities rated as low as B. In making investment decisions for the fund, the Portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

Touchstone VST Eagle Capital Appreciation Fund

Eagle Asset Management, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Eagle Capital Appreciation Fund. The fund seeks long-term capital appreciation. In selecting equity securities for the fund, the Portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks, which are assigned to the four co-Portfolio managers based on sector. Each Portfolio manager then uses fundamental research to develop five-year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The Portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years. The earnings estimates and premium/discount assigned by each Portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the fund.

Touchstone VST Growth & Income Fund

Deutsche Investment Management Americas Inc. is the sub-advisor for the Touchstone VST Growth & Income Fund. The fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The Portfolio manager may purchase up to 50% of securities that do not pay dividends, but which are expected to increase in value or produce high-income payments in the future. The Portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earnings fundamentals.

Touchstone VST High Yield Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST High Yield Fund. The fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests at least 80% of its assets in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.


Touchstone VST Large Cap Core Equity Fund

Todd Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for Touchstone VST Large Cap Core Equity Fund. The Large Cap Core Equity Fund (formerly the Enhanced Dividend 30 Fund) seeks

                                      P5I-20
long-term capital appreciation as its primary goal and income as its secondary goal. The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place. The sub-advisor uses a database of 4,000 stocks from which to choose the companies that will be selected for the fund's portfolio. A specific process is followed to assist the sub-advisor in its selections.


Touchstone VST Mid Cap Growth Fund

Westfield Capital Management Company, LLC and TCW Investment Management Company are the sub-advisors for the Touchstone VST Mid Cap Growth Fund. The fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The fund invests at least 80% of its assets in common stocks of mid cap companies. The fund is sub-advised by two separate management teams that use different style methodologies. Mid cap growth companies can include companies that have earnings that the Portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Mid cap growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

Touchstone VST Money Market Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Money Market Fund. The fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

Touchstone VST Third Avenue Value Fund

Third Avenue Management LLC is the sub-advisor for the Touchstone VST Third Avenue Value Fund. The fund seeks long-term capital appreciation. It is a non-diversified fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the Portfolio manager believes is their liquid value. The fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities. The mix of the fund's investments at any time will depend on the industries and types of securities that the Portfolio manager believes hold the most value.

Touchstone VST Value Plus Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Value Plus Fund. The fund seeks to increase value of the fund shares over the long-term by investing primarily in common stock of large and mid cap companies that the Portfolio manager believes are undervalued. In choosing undervalued stocks, the Portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. These companies may include companies in the technology sector.

TOUCHSTONE VST ETF FUNDS

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Funds Trust. Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. You can invest directly in ETF Funds and do not have to invest through a variable annuity or mutual fund.

In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of the ETF Funds is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four distinct options that can meet a wide variety of investment needs. The allocation of

                                      P5I-21
stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the ETF Funds' assets invested in stocks or bonds at any given time may be different than that ETF Fund's planned asset allocation model. Stock and bond markets, and the sub-categories of assets within them, such as value, growth, large cap and small cap, have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each ETF Fund's assets annually (except the Enhanced ETF Fund, which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Todd Investment Advisors, Inc. is the sub-advisor for the Touchstone VST Aggressive ETF, Conservative ETF, Enhanced ETF and Moderate ETF Funds. Todd Investment Advisors, Inc. is affiliated with Integrity.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 65% of its assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 60% of its assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 80% of its assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the

                                      P5I-22
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underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

VAN KAMPEN LIT PORTFOLIOS

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ EACH VAN KAMPEN LIT PORTFOLIOS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Van Kampen LIT Comstock Portfolio

The Portfolio's investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen LIT Strategic Growth Portfolio

The Portfolio's investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment adviser to be strategic growth companies.

VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Investment Management Inc., doing business as Van Kampen, is the investment advisor for each of the UIF Portfolios.

Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN UIF FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Van Kampen UIF Emerging Markets Debt Portfolio

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen UIF Emerging Markets Equity Portfolio

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Advisor's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen UIF U.S. Real Estate Portfolio

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions. The Advisor's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

THE FIXED ACCOUNTS

Our Fixed Accounts, General Account and the non-unitized separate account are not registered under the Securities Act of 1933 (1933 Act) or the 1940 Act. The General Account supports the Account Value you invest in the Fixed Accounts (unless otherwise supported by a separate account), the Death Benefit in excess of Account Value and the Annuity Benefit. The non-unitized separate account supports the GROs. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed

                                      P5I-23

Accounts or the General Account. Disclosures regarding the Fixed Accounts or the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GUARANTEED RATE OPTIONS

We offer GROs with Guarantee Periods of two, three, five, seven and ten years. Each GRO matures at the end of the Guarantee Period you have selected. We can change the Guarantee Periods available from time to time. Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate). When you put a contribution into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate. The Guaranteed Interest Rate will never be less than the minimum interest rate stated on the schedule page of your contract, which will never be less than 1%.


The value of a contribution to your GRO is called the GRO value. Assuming you haven't transferred or withdrawn any amounts, the GRO value will be the amount you contributed plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This enhanced rate will be guaranteed for the Guarantee Period's first year and declared at the time of purchase. We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis. Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes. For example, when you receive a statement from us, all of your three-year GROs will be shown as one GRO while all of your five-year GROs will appear as another GRO, even though they may have different maturity dates. However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

All contributions you make to a GRO are placed in a non-unitized separate account. The value of your GROs is supported by the reserves in our non-unitized separate account. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GROs

We'll notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to another Investment Option. If you do nothing, when the Guarantee Period ends, we will set up a new GRO for the same length of time as your old one, at the then-current Guaranteed Interest Rate for that Guarantee Period.

If a GRO matures and it can't be renewed for the same length of time, the new GRO will be set up for the next shortest available Guarantee Period. For example, if your mature GRO was for 10 years and when it matures, we don't offer a 10-year Guarantee Period, but we do offer a seven-year Guarantee Period, your new GRO will be for seven years. You can't renew a GRO that would mature after your Retirement Date.

MARKET VALUE ADJUSTMENTS

An MVA is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal, surrender or transfer from your GRO or if you elect an Annuity Benefit before the end of the Guaranteed Period. An MVA also applies on a Distribution on Death of the owner before the end of the Guaranteed Period, but not on the calculation of Death Benefits (which are paid on the death of the Annuitant). No MVA is made for withdrawals of the Free Withdrawal Amount or for withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, which are made within 30 days of the expiration of the GRO Guarantee Period. No MVA shall be made when withdrawals are taken to meet required minimum distributions under the Tax Code. The value after the MVA may be higher or lower than the GRO Value, but will never be less than an amount equal to your contribution to the GRO, less withdrawals and associated withdrawal charges, less transfers out of a GRO, plus interest accumulated at the minimum interest rate declared in your contract, less any annual administrative charge and less any charges for the optional benefits, if applicable.

                                      P5I-24

The MVA we make to your GRO is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your contribution, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:

     MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where

     A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA,

     B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period, and

     N is the number of whole months remaining in your GRO.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates. See Appendix B for illustrations of the MVA.

SYSTEMATIC TRANSFER OPTION

We offer a STO that provides a fixed interest rate on your contributions to the STO that is effective for the STO period selected. STOs are available for 6 months or 1 year. All STO contributions must be transferred into other Investment Options within either six months or one year of your STO contribution, depending on which STO you select. We will automatically transfer installments of $1,000 or more each. Transfers are made monthly for the 6 month STO and either monthly or quarterly for the one-year STO. The STO is available for new contributions only. You can't transfer from other Investment Options into the STO. See "Systematic Transfer Program" in Part 9 for more details on this program.

PART 4 - DEDUCTIONS AND CHARGES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge equal to an annual effective rate of 1.55% of your Account Value in each of the Variable Account Options to cover mortality and expense risk and certain administrative expenses. A portion of the 1.55% pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits or greater Death Benefits than anticipated. The expense risk is the risk that the actual expenses of administering and distributing the contract will exceed the reimbursement for administrative expenses. A portion of the 1.55% is used to reimburse us for administrative expenses not covered by the annual administrative charge including the cost of distribution of the contracts. We expect to make a profit from this fee. The mortality and expense risk charge can't be increased without your consent.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day. This charge is taken pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated if you surrender the contract, select an Annuity Benefit during a Contract Year, or upon the calculation of a Death Benefit or Distribution on Death of owner.

                                      P5I-25

REDUCTION OF THE MORTALITY AND EXPENSE RISK CHARGE OR ANNUAL ADMINISTRATIVE
CHARGE

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

PORTFOLIO CHARGES

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio's net asset value. The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

WITHDRAWAL CHARGE

If you withdraw your contributions, you may be charged a withdrawal charge of up to 8%. The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

------------------------------------ ---------------------------------
          Contribution               Charge as a percentage of the
        Year contribution withdrawn
------------------------------------ ---------------------------------
                1                                  8%
------------------------------------ ---------------------------------
                2                                  7%
------------------------------------ ---------------------------------
                3                                  6%
------------------------------------ ---------------------------------
                4                                  5%
------------------------------------ ---------------------------------
                5                                  4%
------------------------------------ ---------------------------------
                6                                  3%
------------------------------------ ---------------------------------
                7                                  2%
------------------------------------ ---------------------------------
           thereafter                              0
------------------------------------ ---------------------------------

The maximum of 8% would apply if the entire amount of the withdrawal consisted of contributions made during your current Contract Year. We don't deduct a withdrawal charge when you withdraw contributions made more than seven years prior to your withdrawal. The oldest contributions are treated as the first withdrawn and more recent contributions next.


 Partial withdrawals up to the Free Withdrawal Amount of 10% are not subject to the withdrawal charge. Details on the Free Withdrawal Amount are in Part 5, in the section titled "Withdrawals." Withdrawal Charges apply to the Withdrawal Charge amount itself since this amount is part of the Account Value withdrawn.


We won't deduct a withdrawal charge if:

     o    we calculate the Death Benefits on the death of the Annuitant; or

     o you use the withdrawal to buy an immediate Annuity Benefit from us with either (i) life contingencies, or (ii) a restricted prepayment option that provides for level payments over five or more years.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

                                      P5I-26

HARDSHIP WAIVER


We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We may also waive the MVA on any amounts withdrawn from the GROs. Hardship circumstances may include the owner's
(1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. (The hardship waiver does not include unemployment on contracts issued in Indiana, Montana, New Jersey, Pennsylvania, South Carolina and Texas.) We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of the withdrawal charge and MVA apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the owner and the joint owner. The hardship waiver is not available on contracts issued in Massachusetts or South Dakota.


COMMISSION ALLOWANCE AND ADDITIONAL PAYMENTS TO DISTRIBUTORS

We generally pay a commission to the sales representative equal to a maximum of 7.50% of contributions, plus up to 1.00% trail commission paid on Account Value starting in the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation. We may also pay a broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could be considered a conflict of interest.

Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret, Grant & Co., Inc., Cadaret, Grant Agency, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Inc., Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, FFP Securities, Raymond James, American Portfolios, Sterne, Agee & Leach and Linsco/Private Ledger.

OPTIONAL BENEFIT CHARGES

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

TRANSFER CHARGE

You have twelve free transfers during a Contract Year. Then we charge $20 for each additional transfer during that Contract Year. Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count towards the twelve free transfers and we do not charge for transfers made under these programs.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

STATE PREMIUM TAX

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we'll deduct any applicable state premium

                                      P5I-27
taxes from the amount available for the Annuity Benefit. State premium taxes currently range from 0 to 4%.


PART 5 - TERMS OF YOUR VARIABLE ANNUITY

YOUR CONTRIBUTIONS

o        Minimum initial contribution          $    1,000
o        Minimum additional contribution       $      100
o        Maximum total contribution            $1,000,000 if the Annuitant is
                                                          age 75 or younger
                                               $  500,000 if the Annuitant is
                                                          age 76 or older


Different contribution limits apply if you select the Guaranteed Return Plus or GLIA. See Part 6. The minimum initial contribution is $3,000 for contracts issued in South Carolina and Texas. Contributions may also be limited by various state or federal laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law. Contributions will be accepted at any time up to eight years before your Retirement Date.


Your contributions are invested in the Investment Options you select. Each contribution is credited as of the date we have received both the contribution and instructions for allocation to one or more Investment Options in good order at our Administrative Office. Wire transfers are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone. See "Transfers" in Part 5. Different rules apply to the Guaranteed Return Plus Investment Options and the GLIA Investment Options. See Part 6.

UNITS IN OUR SEPARATE ACCOUNT

Your investment in the Variable Account Options is used to purchase Units. On any given day, the value you have in a Variable Account Option is the number of Units credited to you in that Variable Account Option multiplied by the Unit Value. The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge and to pay for certain optional benefits. The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio's expenses.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day. We determine a net investment factor for each Variable Account Option as follows:

                                      P5I-28

o First, we take the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Portfolios.

o Next, we add any dividends or capital gains distributions by the Portfolio on that day.

o Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

o Then we divide this amount by the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

o Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.55%, or 2.15% from the Guaranteed Return Plus Investment Options if you have purchased the Guaranteed Return Plus Rider.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and for the mortality and expense risk charge and in the case of the Guaranteed Return Plus Investment Options, a Guaranteed Return Plus Rider charge, if elected.

TRANSFERS

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

o The amount transferred must be at least $100 or, if less, the entire amount in the Investment Option.

o Transfers into a GRO must be to a newly elected GRO (that is, to a GRO you haven't already purchased) at the then-current Guaranteed Interest Rate.

o Transfers into the Guaranteed Return Plus Investment Options or the STO are not permitted.

o Transfers out of a GRO more than 30 days before the end of the Guarantee period are subject to an MVA. See Part 3.

o Transfers out of the Guaranteed Return Plus are not permitted for the first seven years after each contribution into the Guaranteed Return Plus. See
     Part 6.

o    Transfers into and out of the GLIA Investment Options are restricted. See
     Part 6.


You may also reallocate all of your Account Value invested in the Variable Account Options at one time and this will count as one transfer.


After your twelve free transfers during a Contract Year, we charge $20 for each additional transfer during that Contract Year. See Part 4, "Transfer Charge."

You may request a transfer by writing to our Administrative Office at the address in the Glossary. Each request for a transfer must specify:

     o    the contract number

     o    the amounts to be transferred, and

     o the Investment Options to and from which the amounts are to be transferred.

Transfers may also be arranged through our telephone transfer service using your personal identifiers. We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call. Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day or on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

                                      P5I-29

A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Different rules apply to the GLIA Investment Options. See Part 6.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING OR FREQUENT TRADING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1. Prohibited Transfers. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

     o a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

     o a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2. Allowable Transfers Accompanying A Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.   Notification. We will notify you if your requested transfer is not made.

4. Revocation of Same-Day Transfer Privileges. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

     o If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

                                      P5I-30

     o In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5. 20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, internet, telephone request, or fax.

     o All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

     o Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

     o Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios' investment advisors regarding improper trading. If we are notified by a Portfolio's investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio's investment advisor's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be at least $100. The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your four Investment Options. You can tell us if you want your withdrawal handled differently.

For partial withdrawals, the total amount deducted from your Account Value will include:

     o    the withdrawal amount requested,

     o    plus or minus any MVA that may apply (see Part 3, "MVA"),

     o    minus any withdrawal charges that apply (see Part 4, "Withdrawal
          Charge").

The net amount you receive will be the amount you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis. See Part 5, "Death Benefits Paid on Death of Annuitant" and
Part 6.

                                      P5I-31

FREE WITHDRAWAL AMOUNT

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA. The Free Withdrawal Amount is the greater of:

o 10% of your Account Value at the time you make your first withdrawal request during a Contract Year; or

o    10% of your Account Value at your most recent Contract Anniversary.

During your first Contract Year, the Free Withdrawal Amount is 10% of your initial contribution received on the Contract Date.

If you don't take the Free Withdrawal Amount in any one Contract Year, you can't add it to the next year's Free Withdrawal Amount. If you completely surrender the contract, withdrawal charges on your contributions will not be reduced by your Free Withdrawal Amount.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. These payments are withdrawals from your Account Value. We will withdraw the requested payment according to the third party's instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Additional restrictions apply to withdrawals from the Guaranteed Return Plus Investment Options and the GLIA Investment Options. See Part 6.

ASSIGNMENTS

 We do not allow partial or collateral assignment of your contract.

DEATH BENEFIT PAID ON DEATH OF ANNUITANT

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant's death, rather than upon the owner's death. You name the Annuitant's beneficiary (or beneficiaries). We will pay a Death Benefit to the Annuitant's surviving beneficiary if:

     o    the Annuitant dies before the Retirement Date; and

     o    there is no contingent Annuitant.

If an Annuitant's beneficiary doesn't survive the Annuitant, then the Death Benefit is generally paid to the Annuitant's estate.

A Death Benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

STANDARD DEATH BENEFIT

The standard Death Benefit varies depending on the Annuitant's age on the Contract Date. For contracts where the Annuitant's age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

     o highest Account Value on any Contract Anniversary before Annuitant's age 81, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) received after that Contract Anniversary; or

     o    total contributions, minus an withdrawals (and associated charges); or

     o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order.

For contracts where the Annuitant's age on the Contract Date is 86 or older the Death Benefit is:

     o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order.

                                      P5I-32

The Death Benefit can be paid in a lump sum or as an annuity. You may select either option. If you have not selected an option before the Annuitant dies, the Annuitant's beneficiary may select either option at the Annuitant's death. However, a beneficiary that is not a natural person automatically receives a lump sum distribution.

EFFECT OF WITHDRAWALS ON THE DEATH BENEFIT

If you take withdrawals, we will make a proportional adjustment to your highest Account Value on any Contract Anniversary for purposes of determining Death Benefit only. This means that your stepped-up Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal. For example:

     o If your highest Account Value on a Contract Anniversary is $100,000, and

     o after that Contract Anniversary, you take a withdrawal of $10,000 when your current Account Value is $90,000,

     o the withdrawal reduces the highest Account Value by 11.11% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$90,000).

     o Therefore, your highest Account Value for purposes of determining Death Benefit only is reduced by $11,111.

Because the Account Value at the time of the withdrawal in this example is less than the highest Account Value, the highest Account Value (for purposes of determining Death Benefit only) is decreased by a larger dollar amount than the partial withdrawal amount. If the Account Value at the time of the withdrawal was more than the highest Account Value, the highest Account Value (for purposes of determining Death Benefit only) would be decreased by a smaller dollar amount than the partial withdrawal amount.

All Death Benefits that are reduced for withdrawals and any charges associated with the withdrawal.

DISTRIBUTION ON DEATH OF OWNER

When you, as owner, die before the Retirement Date, your entire interest in this contract is required to be distributed to the owner's beneficiary within five years. However, any interest that is payable to the owner's beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, as long as distributions begin within one year after the owner's death. This distribution is required by Section 72(s) of the Tax Code.

You name the owner's beneficiary (or beneficiaries). We will pay the owner's surviving beneficiary the Distribution on Death. If an owner's beneficiary doesn't survive the owner, then the Distribution on Death of the owner is generally paid to the owner's estate.

If there are joint owners, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owners' beneficiary will be required.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner's beneficiary at least as quickly as the method in effect when you died.

If your sole owner's beneficiary is your spouse, the contract (along with its deferred tax status) may be continued in your spouse's name as the owner.

You may change any beneficiary by sending the appropriate form in good order to the Administrative Office. We reserve the right to limit the number of beneficiaries you can name at one time. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

                                      P5I-33

SPOUSAL CONTINUATION

UNDER THE TAX CODE

If you (as owner) die, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, so long as your spouse is your sole owner's beneficiary. This is called spousal continuation.

UNDER THE CONTRACT

This annuity contract also provides an enhanced type of spousal continuation (Spousal Continuation). The Spousal Continuation under this contract is available ONLY if you have structured your contract as follows:

     o    you are the sole owner and Annuitant;

     o    no contingent Annuitant is named; and

     o your spouse is the owner's sole beneficiary and the Annuitant's sole beneficiary.

Under this enhanced Spousal Continuation, we will increase the continued contract's Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse's contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract. When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse's beneficiary. Under this enhanced Spousal Continuation, we may also waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected, but the MVA will apply.

Under either type of spousal continuation, certain Investment Options or administrative programs may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

DEATH CLAIMS

A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant. This means we have received an original certified death certificate and company death claim paperwork that is in good order, including the beneficiary's election. During the period from the date of death until we receive all required paperwork in good order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations. Fees and expenses will continue to apply. If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit or Distribution on Death of owner will be calculated and the first beneficiary will receive payment according to his election.

RETIREMENT DATE AND ANNUITY BENEFIT

Your Annuity Benefit under this contract is calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant's 100th birthday (Maximum Retirement Date) by writing to the Administrative Office any time before the Maximum Retirement Date. Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA), distributions may continue beyond the Maximum Retirement Date.

Upon your Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

An Annuity Benefit can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

We currently offer the following types of annuities, funded through our General
Account:

                                      P5I-34

o Life and ten years certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.

o Period certain annuity, which provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

o Period certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

o Life income annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.

If you haven't already selected a form of Annuity Benefit, within six months prior to your Retirement Date, we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

ANNUITY BENEFIT PAYMENTS

Fixed Annuity Benefit payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the rates provided in your contract.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists as determined by the SEC so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

                                      P5I-35

PART 6 - OPTIONAL BENEFITS

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

GUARANTEED RETURN PLUS RIDER

The Guaranteed Return Plus, which we call the "Guarantee Return Plus" in our marketing material, is an optional benefit Rider that you may purchase for an additional fee. The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

OVERVIEW OF THE BENEFIT AND INVESTMENT OPTIONS

We currently offer a ten-year accumulation period in three Investment Options, designated as "Guaranteed Return Plus Investment Options." You may select only one of the three Guaranteed Return Plus Investment Options. We provide a guarantee minimum value for each contribution to a Guaranteed Return Plus Investment Option as shown in the table below:

------------------------------------------------------------------- --------------------------------------
             GUARANTEED RETURN PLUS INVESTMENT OPTION                     GUARANTEED MINIMUM VALUE
                                                                           AT THE END OF 10 YEARS
------------------------------------------------------------------- --------------------------------------

Touchstone VST Conservative ETF Fund, Service Class                                 125%
------------------------------------------------------------------- --------------------------------------

Touchstone VST Moderate ETF Fund, Service Class                                     115%
------------------------------------------------------------------- --------------------------------------

Touchstone VST Aggressive ETF Fund, Service Class                                   100%
------------------------------------------------------------------- --------------------------------------


We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its ten-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and costs.

At the end of the ten-year period:

>> If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, you will receive the accumulated value.

>> If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

RIDER FEE

We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option. Therefore, the total daily charge deducted from your Guaranteed Return Plus Investment Option (including the mortality and expense risk charge) will be an annual effective rate of 2.15%.

CONTRIBUTION LIMITS

Your initial contribution to a Guaranteed Return Plus Investment Option must be at least $10,000. Each additional contribution must be at least $1,000 and must be made to the same Guaranteed Return Plus Investment Option. We reserve the right to revise the minimum contribution amounts and to limit the maximum total contribution you may make to your Guaranteed Return Plus Investment Option.

WITHDRAWALS AND TRANSFERS

                                      P5I-36

In years 1-7 of the period for each contribution, you may:

     o withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option; or

     o    surrender your contract entirely.

In either case, a withdrawal charge will apply. See Part 4.

In years 8-10 of the accumulation period for each contribution, you may:

     o withdraw some or all of your contribution to a Guaranteed Return Plus Investment Option;

     o    surrender your contract entirely; or

     o transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the ten-year period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis. For example:

     o You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.

     o In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.

     o    The withdrawal reduces the accumulated value by 11.11%
          ($10,000/$90,000)

     o Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.

Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decrease by a larger dollar amount than the partial withdrawal amount. If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.

If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, withdrawal charges and costs. Also, if the Annuitant dies and a Death Benefit is calculated, the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, withdrawal charges and costs.

At the end of a 10-year accumulation period for each contribution, you may transfer that amount to any Investment Option then available. We will notify you at least 45 days before the end of the ten-year period for each contribution to your Guaranteed Return Plus Investment Option. If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST ETF Fund that corresponds to your Guaranteed Return Plus Investment Option, without the Guaranteed Return Plus benefit or the fee.

Partial Withdrawals from your Account Value taken pro-rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value of your contribution to the Guaranteed Return Plus Investment Option on a proportional basis. You may request that your withdrawal not be taken from your Guaranteed Return Plus Investment Option.

Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contributions you made to your Guaranteed Return Plus Investment Option, then from the next contribution and so on (first-in-first-out). We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.

The Guaranteed Return Plus Investment Option is not available if the ten-year period ends on a date later than either the Retirement Date or in the Contract Year in which the Annuitant attains age 100.

The Guaranteed Return Plus Rider will terminate on the earliest of the following:

     o the owner's beneficiary succeeds as the owner of the contract, unless the owner's beneficiary is the owner's spouse and elects to spousal continuation under the Tax Code in lieu of taking a distribution of the Surrender Value;

     o    a Death Benefit is calculated under the contract;

     o    you transfer ownership of the contract;

                                      P5I-37

     o    you elect an Annuity Benefit under the contract;

     o    the contract terminates.


If the Guaranteed Return Plus is selected, the EEB and the GLIA are not available. The Guaranteed Return Plus is not available in Massachusetts.

GUARANTEED LIVING INCOME ADVANTAGE RIDER

Guaranteed Lifetime Income Advantage (GLIA) is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees lifetime payments for you (or you and your spouse) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate. Your GLIA Rider is also referred to as a guaranteed lifetime withdrawal benefit.

LIFETIME PAYOUT AMOUNT (LPA)

The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive) is called an LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your WITHDRAWAL PERCENTAGE IS LOCKED IN at the time of your first withdrawal on or after the Age 60 Contract Anniversary depending on your age at that time.


     --------------------------------------- -----------------------------------

           AGE OF (YOUNGER) ANNUITANT               WITHDRAWAL PERCENTAGE

     --------------------------------------- -----------------------------------

                     60-64                                  4.50%

     --------------------------------------- -----------------------------------

                     65-69                                  5.00%

     --------------------------------------- -----------------------------------

                     70-74                                  5.50%

     --------------------------------------- -----------------------------------

                     75-79                                  6.00%

     --------------------------------------- -----------------------------------

                  80 and above                              7.00%

     --------------------------------------- -----------------------------------


The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

PAYMENT BASE

Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

Your BONUS BASE (until a Bonus is applied) is:

     1)   the Account Value on the date you purchase the GLIA Rider; plus

     2)   additional Contributions; less

     3)   Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

     1)   the Bonus Base immediately before the Bonus is applied; plus

     2)   the Bonus amount (see "Bonus" section below); plus

     3)   additional Contributions received after the date of the Bonus; less

     4)   Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your STEP-UP BASE (until a Step-Up is applied) is:

     1)   the Account Value on the date you purchase the GLIA Rider; plus

     2)   additional Contributions; less

     3)   Adjusted Nonguaranteed Withdrawals.

                                      P5I-38

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or "step up" the Step-Up Base to equal the Account Value.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

     1)   the Step-Up Base immediately before the Step-Up is applied; plus

     2)   the Step-Up amount; plus

     3)   additional Contributions received after the date of the Step-Up; less

     4) Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

EFFECT OF WITHDRAWALS

BEFORE THE AGE 60 CONTRACT ANNIVERSARY, ALL WITHDRAWALS ARE NONGUARANTEED WITHDRAWALS and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including Withdrawal Charges, if any.

AFTER THE AGE 60 CONTRACT ANNIVERSARY, withdrawals do not reduce your Bonus Base and Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount which exceeds your LPA (including any Withdrawal Charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The ADJUSTED NONGUARANTEED WITHDRAWAL AMOUNT is the amount of the Nonguaranteed Withdrawal (which includes any Withdrawal Charges) multiplied by the greater of:

     o    1.0; or

     o Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal. If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here's an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

     o    Your Account Value is $75,000 and your Payment Base is $100,000

     o    You take a Nonguaranteed Withdrawal in the amount of $5,000

     o Your Account Value will be reduced by $5,000, and your Payment Base will be reduced by $6,667

OTHER IMPORTANT FACTS ABOUT WITHDRAWALS:

>> YOU WILL NOT RECEIVE THE INTENDED BENEFIT OF THIS RIDER IF YOU TAKE NONGUARANTEED WITHDRAWALS. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

>> WITHDRAWAL CHARGES MAY APPLY. If you withdraw more than your Free Withdrawal amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable Withdrawal Charges will be waived. If you withdraw more than the Free Withdrawal amount and the withdrawal is a Nonguaranteed Withdrawal, Withdrawal Charges, if any, will be applied. See Part 4, "Withdrawal Charge" and Part 5, "Withdrawals."

>> WITHDRAWALS MUST BE TAKEN PRO-RATA FROM YOUR INVESTMENT OPTIONS. You cannot make a Withdrawal from specific Investment Options.

ANNUAL PROCESSING DATE

The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account

                                      P5I-39

Value by the Annual Administrative Charge, if applicable. See Part 4, "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

BONUS

The Bonus amount is equal to your Bonus Percentage multiplied by all contributions minus all withdrawals (including Withdrawal Charges if any.) Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse) at the time each Bonus is calculated.


     ----------------------------------- -----------------------------------

        AGE OF (YOUNGER) ANNUITANT                BONUS PERCENTAGE

     ----------------------------------- -----------------------------------

                69 or below                            5.00%

     ----------------------------------- -----------------------------------

                   70-74                               5.50%

     ----------------------------------- -----------------------------------

                   75-79                               6.00%

     ----------------------------------- -----------------------------------

               80 and above                            7.00%

     ----------------------------------- -----------------------------------


If you do not take withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year. The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA CHARGE

We deduct an annual charge for the Individual GLIA Rider of 0.60% and an annual charge for the Spousal GLIA Rider of 0.80%. The 0.60% (or 0.80 %) charge is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4. We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro-rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base.

If the GLIA Rider takes effect or terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.

We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice or accept additional charge increases and will not receive additional Step-Ups.

GLIA INVESTMENT STRATEGIES

If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in ONLY ONE of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.)

GLIA INVESTMENT STRATEGY 1 - You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.


   --------------------------------------- ------------------------------------ -------------------------------------

   TOUCHSTONE VST                          TOUCHSTONE VST                       TOUCHSTONE VST
   CONSERVATIVE ETF PORTFOLIO              MODERATE ETF PORTFOLIO               AGGRESSIVE ETF PORTFOLIO
   0 - 100%                                0 - 100%                             0 - 50%

   --------------------------------------- ------------------------------------ -------------------------------------



GLIA INVESTMENT STRATEGY 2 - You may select one or more of the four Portfolios, as long as your allocations add up to 100%.


                                      P5I-40

   ---------------------------- ----------------------------- -------------------------- --------------------------

   FIDELITY VIP FREEDOM         FIDELITY VIP FREEDOM          FIDELITY VIP FREEDOM       FIDELITY VIP FREEDOM
   2010 PORTFOLIO               2015 PORTFOLIO                2020 PORTFOLIO             2025 PORTFOLIO


   ---------------------------- ----------------------------- -------------------------- --------------------------



GLIA INVESTMENT STRATEGY 3 - You may select one or more of the Investment Options in one or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.


------------------------------------ --------------------------------- ------------------------------- -----------------------------
  MINIMUM ALLOCATION 30- MAXIMUM      MINIMUM ALLOCATION 40 MAXIMUM        MAXIMUM ALLOCATION 20%          MAXIMUM ALLOCATION 10%
          ALLOCATION 60%                      ALLOCATION-70%
------------------------------------ --------------------------------- ------------------------------- -----------------------------

           FIXED INCOME                        CORE EQUITY                    NON CORE EQUITY                   ALTERNATIVE
o        Fidelity VIP Investment     o        Fidelity VIP Asset       o        DWS Small Cap Index    o        PIMCO VIT All Asset
         Grade Bond                           Manager                           VIP
o        PIMCO VIT Total Return      o        Fidelity VIP Balanced    o        Fidelity VIP           o        PIMCO VIT Commodity
                                                                                Disciplined Small Cap           RealReturn Strategy
o        Touchstone VST Core Bond    o        Fidelity VIP             o        Fidelity VIP Dynamic   o        Rydex VT Absolute
                                              Contrafund                        Capital Appreciation            Return Strategies
                                     o        Fidelity VIP             o        Fidelity VIP Mid Cap   o        Rydex VT Hedged
                                              Equity-Income                                                     Equity
                                     o        Fidelity VIP Growth &    o        FTVIPT Franklin        o        Rydex VT Sector
                                              Income                            Small Cap Value                 Rotation
                                                                                Securities
                                     o        Fidelity VIP Growth      o        Touchstone VST Baron   o        Van Kampen UIF U.S.
                                              Opportunities                     Small Cap                       Real Estate
                                     o        Fidelity VIP Growth      o        Touchstone VST Mid
                                                                                Cap Growth                           HIGH YIELD
                                     o        Fidelity VIP Index 500   o        Touchstone VST Third   o        Fidelity VIP High
                                                                                Avenue Value                    Income
                                     o        FTVIPT Franklin Growth   o        Van Kampen LIT         o        FTVIPT Franklin
                                              and Income Securities             Strategic Growth                Income Securities
                                     o        FTVIPT Franklin Large                                    o        Touchstone VST High
                                              Cap Growth Securities                INTERNATIONAL                Yield
                                     o        FTVIPT Mutual Shares     o        Fidelity VIP
                                              Securities                        Overseas                           SHORT DURATION
                                     o        Touchstone VST           o        FTVIPT Templeton       o        PIMCO VIT Low
                                              Aggressive ETF                    Foreign Securities              Duration
                                     o        Touchstone VST           o        FTVIPT Templeton       o        PIMCO VIT Real
                                              Conservative ETF                  Growth Securities               Return
                                     o        Touchstone VST           o        Van Kampen UIF         o        Touchstone VST Money
                                              Enhanced ETF                      Emerging Markets Debt           Market
                                     o        Touchstone VST Large     o        Van Kampen UIF
                                              Cap Core Equity                   Emerging Markets Equity
                                     o        Touchstone VST
                                              Moderate ETF
                                     o        Van Kampen LIT
                                              Comstock
------------------------------------ --------------------------------- ------------------------------- -----------------------------



For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, "Your Investment Options" as well as the underlying Portfolio prospectuses. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

                                      P5I-41

TRANSFER AND ALLOCATION RESTRICTIONS
The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Investment Options.

>> Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.
>> To change your investment allocation, you can make one or more transfers among the Investment Options within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy. You must make your transfers at the same time.
>> Your first transfer is allowed 90 days after the Contract Date. Each transfer starts a 90-day waiting period before you can make another transfer.
>> We will automatically rebalance your Investment Options quarterly. The transfers resulting from automatic rebalancing do not trigger a 90-day waiting period.

YOUR FINANCIAL PROFESSIONAL OR A THIRD PARTY MAY OFFER YOU ASSET ALLOCATION OR INVESTMENT ADVISORY SERVICES RELATED TO THIS ANNUITY CONTRACT OR RIDER FOR AN ADDITIONAL FEE TO BE DEDUCTED FROM YOUR CONTRACT. SUCH FEES ARE CONSIDERED WITHDRAWALS AND COULD CAUSE A NONGUARANTEED WITHDRAWAL OR MAKE YOU INELIGIBLE TO RECEIVE A BONUS. THEREFORE, IF YOU PURCHASE THE GLIA RIDER, WE DO NOT RECOMMEND USING THIS ANNUITY CONTRACT TO PAY FOR SUCH SERVICES.

CONTRIBUTION LIMITS

o Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

o    Each additional contribution must be at least $1,000.

o You cannot make additional contributions after the older Annuitant's 80th birthday or during the Guaranteed Payment Phase.

o Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

WITHDRAWAL PROTECTION FOR REQUIRED MINIMUM DISTRIBUTIONS

If you have a tax-qualified annuity Contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS minimum distributions requirements after you turn 70 1/2.

We will calculate the required minimum distribution with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity Contract only. We do not take into account your other assets or distributions in making this calculation.

You may take the greater of your LPA or your required minimum distribution from your GLIA Rider without causing a Nonguaranteed Withdrawal. However, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section, above.

You must take your first annual required minimum distribution in the calendar year you turn age 70 1/2. We reserve the right to make any changes we deem necessary to comply with the tax laws. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING THE GLIA RIDER.

GUARANTEED PAYMENT PHASE

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

                                      P5I-42

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the "Termination" section below. We will send you a written notice when the annuity Contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive). The Guaranteed Payment Phase will end if the Rider terminates. See "Termination" section below.

CONTRACT STRUCTURE While this Rider is in effect:

     1. You must be the Owner and Primary Annuitant. (You may be the beneficial owner through a custodial account.)

     2.   Joint Owners are not allowed.

     3.   Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

     4.   You must name your spouse as the Spousal Annuitant.

     5. You must name your spouse as the Owner's Sole Beneficiary and the Annuitant's Sole Beneficiary.

     6. We will only accept a legal spouse as defined under the federal Defense of Marriage Act (1 U.S.C. ss.7), which means one spouse of the opposite sex.

     7. IF YOU AND YOUR SPOUSE ARE MORE THAN 10 YEARS APART IN AGE, THE SPOUSAL GLIA RIDER IS PROBABLY NOT SUITABLE FOR YOU.

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant. WE WILL NOT REDUCE THE RIDER CHARGE IF YOU REMOVE A SPOUSE. The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage, therefore lifetime withdrawals are not guaranteed for the lives of both you and your spouse under the Spousal Rider if you are divorced. You must provide us with notice of the divorce or termination of marriage. If a spouse is removed, you can name new Owner's Beneficiaries and Annuitant's Beneficiaries.

CANCELLATION AND TERMINATION OF RIDER

You may cancel the Rider after it has been in effect for five Contract Years. You will have a 45 day window to cancel your Rider each Contract Year after that.

This Rider will terminate automatically on the earliest of the following dates:

     1.   The date you die (or survivor of you and your spouse dies);

     2.   The date the Payment Base equals zero;

     3.   The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

     4. The date before the Age 60 Contract Anniversary that the Account Value to zero;

     5.   The date that you transfer ownership of the Contract;

     6. The date you assign the Contract or any benefits under the Contract or Rider;

     7.   The date a Death Benefit is elected under the Contract;

     8. On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;

     9.   The date you elect an Annuity Benefit under the contract;

     10.  The date you cancel this Rider;

     11.  The date the Contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

ADDITIONAL RESTRICTIONS

The following additional restrictions apply to your annuity Contract if you elect the GLIA Rider:

>> You (or the older of you and your spouse) must be between 50 and 80 years old on the date you elect the Rider.

>> The Guaranteed Rate Options and Systematic Transfer Option are not available.

>>   Dollar Cost Averaging is not available.

>>   Systematic contributions are not available.

>>   The Guaranteed Minimum Accumulation Benefit is not available.

                                      P5I-43

>>   The Enhanced Earnings Benefit is not available.

THE ADDITION OF THE GLIA RIDER TO YOUR ANNUITY CONTRACT MAY NOT ALWAYS BE IN YOUR BEST INTEREST. For example: (i) if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation; (ii) if you are primarily seeking long-term asset growth and do not plan to take withdrawals until ten years or more after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost; (iii) if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA rider because the benefit is accessed through withdrawals; or (iv) if your are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS AND CAREFULLY CONSIDER YOUR ALTERNATIVES BEFORE DECIDING IF THE GLIA RIDER IS SUITABLE FOR YOUR NEEDS.

We reserve the right to discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

EXAMPLES
Please see Appendix C for hypothetical examples that illustrate how the GLIA Rider works.


ENHANCED EARNINGS BENEFIT RIDER

The EEB is an optional benefit Rider, which you may purchase for an additional fee. The EEB Rider provides an enhancement of the standard Death Benefit under the contract, specifically a percentage of the gain in the contract is paid in addition to the standard Death Benefit. If there is a gain in the contract when we calculate the Death Benefit, we will pay an amount equal to a portion of the gain as an additional Death Benefit.

The cost of the EEB and the percentage of gain paid depends on the Annuitant's age on the Contract Date. We will assess the cost of the EEB by deducting a quarterly charge equal to an annual effective rate as indicated in the chart below on your Account Value. The quarterly charge is assessed at the end of each calendar quarter.

--------------------------------------------- ------------------------------ --------------------------------------------
     ANNUITANT AGE ON THE CONTRACT DATE               BENEFIT PAID                CHARGE AT ANNUAL EFFECTIVE RATE
                                                                                    (FEES ARE ASSESSED QUARTERLY)
--------------------------------------------- ------------------------------ --------------------------------------------
                 59 or less                            40% of Gain                              0.20%
--------------------------------------------- ------------------------------ --------------------------------------------
                   60-69                               40% of Gain                              0.40%
--------------------------------------------- ------------------------------ --------------------------------------------
                   70-79                               25% of Gain                              0.50%
--------------------------------------------- ------------------------------ --------------------------------------------
                 80 or more                           Not Available                         Not Available
--------------------------------------------- ------------------------------ --------------------------------------------


The maximum available benefit is 150% of your contributions less adjustments for withdrawals. Contributions received in the first seven Contract Years will be included for purposes of calculating the maximum benefit. Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum benefit until they have been in the contract for six months.

If there is no gain or if a Death Benefit (which is paid on the death of the Annuitant) is not paid, the EEB will provide no benefit. Contributions received from exchanged contracts shall be treated as a contribution for purposes of the EEB and determination of the percentage of gain paid. Any gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB. It will be carried over for purposes of income tax or exclusion allowance calculations.

Please see Appendix D for hypothetical examples that illustrate how the EEB Rider works.

The EEB automatically terminates if you surrender the contract or elect an Annuity Benefit. If either the Guaranteed Return Plus or the GLIA is selected, the EEB is not available.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings under the contract and taxed as income upon distribution. You should consult your tax advisor and your investment professional to determine if the EEB is suitable for your needs.

                                      P5I-44

A SPECIAL NOTE IF YOU ARE PURCHASING THIS ANNUITY FOR USE AS AN IRA: If you are purchasing this contract as an IRA and are electing the EEB there is no assurance that the contract will meet the qualification requirements for an IRA. You should carefully consider selecting the EEB if this contract is an IRA. Consult your tax or legal advisor if you are considering using the EEB with an IRA. The contract owner bears the risk of any adverse tax consequences.

PART 7 - VOTING RIGHTS

HOW PORTFOLIO SHARES ARE VOTED

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio's Board for its shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting. All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require contract owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options. We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

                                      P5I-45

PART 8 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on your contract values or payments under your Annuity Benefits varies depending on many factors including:

     o    our tax status

     o    the tax status of the contract

     o the type of retirement plan, if any, for which the contract is purchased

     o    the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts. Also, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Benefit under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. Integrity does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

YOUR CONTRACT IS AN ANNUITY

>> You can purchase an annuity with after-tax dollars, in which case taxes on earnings under the contract are generally deferred until you make a withdrawal.

>> You may purchase an annuity with after-tax dollars to fund a Roth IRA, in which case earnings under the contract are generally fully excluded from taxable income at distribution.

>> You may also purchase an annuity with pre-tax dollars to fund a tax-favored retirement program, such as an IRA or contribute pre-tax dollars to an annuity used to fund a qualified retirement plan, such as a 401(k) plan.

This prospectus covers the basic tax rules that apply to an annuity purchased with after-tax dollars, which are not Roth IRAs (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, such as IRAs, 401(k)s and Roth IRAs (qualified annuity).

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Tax Code governs the taxation of annuities. In general, contributions you put into a non-qualified annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, you are not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can elect an Annuity Benefit. The tax implications are different for each type of distribution:

     o Withdrawals from a contract before Annuity Benefit payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

                                      P5I-46

     o If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to the your expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of each annuity payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income. If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution unless one of the following conditions apply:

     o    you are 59 1/2 or older

     o    payment is a result of the owner's death

     o payment is part of a series of substantially equal periodic payments paid at least annually for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary

     o payment is a result of the taxpayer becoming disabled within the meaning of Tax Code section 72(m)(7)

     o payment is from certain qualified plans (note, however, other penalties may apply)

     o payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code o payment is under a certain types of qualified plans held by the employer until the employee separates from service

     o payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (non-qualified contracts only)

     o payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

     o    payment is for certain higher education expenses (IRA only)

     o payment is for certain deductible medical expenses, or to cover health insurance premiums if you are unemployed (IRA only)

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code. Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. Also, we do not offer loans through our annuity contracts even if the qualified plan does.

INHERITED IRAS

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the owner's beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The owner's beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional contributions to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a required minimum distribution (RMD) must be withdrawn each year from an inherited IRA. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

                                      P5I-47

ANNUITIES IN QUALIFIED PLANS

IRAs and qualified retirement plans, such as 401(k) plans provide you with tax-deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A QUALIFIED RETIREMENT PLAN (SUCH AS A 401(K) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as the Death Benefit, Annuity Benefit or Optional Riders.

This contract offers an enhanced Death Benefit. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(A), 403(B) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY OFFERING AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office listed in the Glossary.

IMPACT OF TAXES ON THE COMPANY

We may charge the Separate Account for taxes. We can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any current tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWAL PROGRAM

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal Amount to be used. The minimum Systematic Withdrawal is $100. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. You may specify an account for direct deposit of your Systematic Withdrawals. Withdrawals under this program are treated as ordinary withdrawals under the contract and are subject to income tax and a 10% tax penalty if your are under age 59 1/2. See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time.

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract anytime before you reach age 59 1/2. You won't have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

     o    the date you reach age 59 1/2; or

     o    five years from the date of the first distribution.

                                      P5I-48

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program, plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59 1/2. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution subject to a $100 minimum. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days' prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program. Withdrawals under this program are treated as ordinary withdrawals under the contract.

CHOICES PLUS REQUIRED MINIMUM DISTRIBUTION PROGRAM

We offer a Choices Plus Required Minimum Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70 1/2. The Tax Code requires that you take minimum distributions from an IRA beginning on or before April 1st of the calendar year following the calendar year in which you turn 70 1/2 years old. These withdrawals are subject to ordinary income tax. See Part 8.

You can choose the Choices Plus Required Minimum Distribution Program for your IRA at any time if you're age 70 1/2 or older, by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution using current IRS guidance. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these calculations are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs. This program is not available with the GLIA Rider. See Part 6, "Guaranteed Lifetime Income Advantages, Required Minimum Distributions."

DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions. Thus, you automatically buy more Units when the price is low and fewer when the price is high. Over time, you may reduce the risk of buying Units when their cost is highest. Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund, Service Class, to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Investment Option. The minimum transfer to each Investment Option is $100. We won't charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won't count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don't have enough Account Value in the Touchstone VST Money Market Fund to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available in connection with the Guaranteed Return Plus Investment Options or the GLIA Investment Options.

                                      P5I-49

SYSTEMATIC TRANSFER PROGRAM

We also offer a Systematic Transfer Program under which we transfer contributions from a STO to one or more other Investment Options on a monthly or quarterly basis. We'll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select. If you don't have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a Contract Year.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

You cannot transfer Account Value into the STO or a Guaranteed Return Plus Investment Option. This feature is not available with the GLIA Rider.

CUSTOMIZED ASSET REBALANCING PROGRAM

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. Fixed Accounts and the Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program. If you elect the GLIA Rider, a different rebalancing program is used. See Part
6. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won't count towards your twelve free transfers.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. Other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your investment portfolio. This feature is not available with the GLIA Rider.

SYSTEMATIC CONTRIBUTIONS PROGRAM

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Contributions to the Guaranteed Return Plus Investment Options or the GLIA Investment Options may not be made via the Systematic Contribution Program.

LEGAL PROCEEDINGS

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these

                                      P5I-50
matters is expected to have a material adverse effect on Integrity.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Part 1 -   Integrity and Custodian
Part 2 -   Distribution of the Contract
Part 3 -   Performance Information
Part 4 -   Determination of Accumulation Unit Values
Part 5 -   Distributions from Tax Favored Retirement Programs
Part 6 -   Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
Integrity Life Insurance Company
P.O. Box 5720
Cincinnati, OH 45201-5720
ATTN: Request for SAI of Separate Account II (Pinnacle V)


PART 10 - PRIOR CONTRACTS

Over time, we have made changes to the Pinnacle variable annuity contract. You may own a prior version of the Pinnacle contract. Material features in prior versions of the Pinnacle contract that differ from the Pinnacle contract we are currently offering are described below. The dates given are the approximate company roll-out dates and will vary state by state. Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.


PINNACLE IV - ALL CONTRACTS ISSUED FROM JULY 16, 2001 TO MAY 1, 2007

SEPARATE ACCOUNT ANNUAL EXPENSES as a percentage of value charged

         -------------------------------------------------------------------------------------- -----------------
         Mortality and Expense Risk Charge                                                      1.45%
         -------------------------------------------------------------------------------------- -----------------
         Optional Enhanced Earnings Benefit Charge (maximum charge)                             0.50%
         -------------------------------------------------------------------------------------- -----------------
         Optional Guaranteed Return Plus Charge                                                 0.60%
         -------------------------------------------------------------------------------------- -----------------
         Highest Possible Total Separate Account Annual Expenses(11)                            2.05%
         -------------------------------------------------------------------------------------- -----------------


Optional Benefits

The Guaranteed Return Plus was not available until July 30, 2006 and the Guaranteed Lifetime Income Advantage was not available on the Pinnacle IV.

PINNACLE I, II AND III - CONTRACTS ISSUED BEFORE JULY 16, 2001(12)

Separate Account Annual Expenses as a percentage of value charged

         -------------------------------------------------------------------------------------- -----------------
         Mortality and Expense Risk Charge (13)                                                 1.35%
         -------------------------------------------------------------------------------------- -----------------


Optional Benefits

The Guaranteed Return Plus and the Guaranteed Lifetime Income Advantage were not available.


---------------------
(11) You may elect only one of these optional benefits: EEB or Guaranteed Return Plus. Therefore the highest possible total separate account annual charges reflect the election of Guaranteed Return Plus, which carries the higher cost.

(12) Pinnacle with the mortality and expense risk charge of 1.35% continued to be available through some sales channels and in some states between July 16, 2001 and May 1, 2004.

(13) The Mortality and Expense Risk Charge reduced to 1.10% after the sixth Contract Anniversary for Contracts issued between January 1, 1995 and February 1, 1997


                                      P5I-51

Total Annual Portfolio Operating Expenses

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:

--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
                                                                      MANAGE-MENT     12B-1       OTHER      ACQUIRED     TOTAL
PORTFOLIO                                                                 FEES         FEE       EXPENSES      FUND       ANNUAL
                                                                                                             EXPENSES    EXPENSES
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Contrafund Portfolio, Initial Class (14)                    0.57%         N/A        0.09%        N/A         0.66%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Equity-Income Portfolio, Initial Class (14)                 0.47%         N/A        0.10%        N/A         0.57%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Growth & Income Portfolio, Initial Class (14)               0.47%         N/A        0.13%        N/A         0.60%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Fidelity VIP Growth Opportunities Portfolio, Initial Class  (14)         0.57%         N/A        0.15%        N/A         0.72%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
FTVIPT Franklin Income Securities Fund, Class 1 (15)                     0.46%         N/A        0.01%        N/A         0.47%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Money Market Fund, Initial Class (16)                     0.18%         N/A        0. 50%       N/A         0.68%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Aggressive ETF Fund, Initial Class(16)                    0.40%         N/A        0.78%       0.20%        1.38%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Conservative ETF Fund, Initial Class (16)                 0.40%         N/A        1.01%       0.18%        1.59%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Enhanced ETF Fund, Initial Class (16)                     0.40%         N/A        0.45%       0.26%        1.11%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Touchstone VST Moderate ETF Fund, Initial Class (16)                     0.40%         N/A        0.62%       0.20%        1.22%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Van Kampen UIF Emerging Markets Debt Portfolio, Class I                  0.75%         N/A        0.35%        N/A         1.10%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I                       0.73%         N/A        0.28%        N/A         1.01%
--------------------------------------------------------------------- ------------- ----------- ----------- ----------- ------------



Variable Investment Options
The PIMCO Variable Insurance Trust and Rydex Variable Trust Portfolios and corresponding Variable Investment Options are not available.



LIMITATION ON NUMBER OF INVESTMENT OPTIONS FOR CONTRACTS ISSUED BEFORE JULY 17, 2000 You may not have more than ten Investment Options at any one time, including each of your GROs, the Investment Options that are closed to new contribution, and the Investment Options to which you have current allocations.

--------------------
(14) A portion of the brokerage commissions that each Fidelity VIP Portfolio pays may be reimbursed and used to reduce that Portfolio's expenses. In addition, through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses for these Portfolios would have been as set forth in the table in below. These offsets may be discontinued at any time.

--------------------------------------------------------------------------------
Fidelity VIP Portfolio                                       Net Total
                                                              Expenses
                                                               after
                                                            Arrangements
                                                             Described
                                                               Above
--------------------------------------------------------------------------------
Asset Manager, Initial Class                                     0.63%
------------------------------------------------ -------------------------------
Contrafund, Initial Class                                        0.65%
------------------------------------------------ -------------------------------
Growth & Income, Initial Class                                   0.59%
------------------------------------------------ -------------------------------
Growth Opportunities, Initial Class                              0.67%
------------------------------------------------ -------------------------------
Equity-Income, Initial Class                                     0.56%
------------------------------------------------ -------------------------------

(15) The Fund administration fee is paid indirectly through the management fee.

(16) The advisor has contractually agreed until at least December 31, 2007 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

------------------------------- ------------------------------------------- ----------------------------------------------
Touchstone Variable Series        Net Total Expenses after Arrangements         Net Total Expenses after Arrangements
Trust Portfolio                     Described Above with Acquired Fund          Described Above without Acquired Fund
                                                 Expenses                                     Expenses
------------------------------- ------------------------------------------- ----------------------------------------------
Aggressive ETF, Initial Class                     0.70%                                         0.50%
------------------------------- ------------------------------------------- ----------------------------------------------
Conservative ETF, Initial                         0.68%                                         0.50%
Class
------------------------------- ------------------------------------------- ----------------------------------------------
Enhanced ETF, Initial Class                       0.76%                                         0.50%
------------------------------- ------------------------------------------- ----------------------------------------------
Moderate ETF, Initial Class                       0.70%                                         0.50%
------------------------------- ------------------------------------------- ----------------------------------------------
Money Market, Initial Class                       0.28%                                         0.28%
------------------------------- ------------------------------------------- ----------------------------------------------


                                      P5I-52

WITHDRAWAL CHARGES  FOR ALL CONTRACTS ISSUED BEFORE DECEMBER 31, 1996

------------------------------------ --------------------------------------
          Contribution                  Charge as a percentage of the
              Year                         contribution withdrawn
------------------------------------ --------------------------------------
                1                                    7%
------------------------------------ --------------------------------------
                2                                    6%
------------------------------------ --------------------------------------
                3                                    5%
------------------------------------ --------------------------------------
                4                                    4%
------------------------------------ --------------------------------------
                5                                    3%
------------------------------------ --------------------------------------
                6                                    2%
------------------------------------ --------------------------------------
           thereafter                                 0
------------------------------------ --------------------------------------

HARDSHIP WAIVERS WEREN'T AVAILABLE FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 15, 1997.

DEATH BENEFITS PAID ON DEATH OF ANNUITANT

CONTRACTS ISSUED BETWEEN MAY 1, 1998 AND MAY 1, 2004

For contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the contract's 10th anniversary date, if later) and before annuity payments have started, the Death Benefit is the highest of:

o your highest Account Value on any Contract Anniversary before Annuitant's age 81, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges);

o total contributions, minus an subsequent withdrawals (and associated charges); or

o    your current Account Value.

For contracts issued after the Annuitant's 86th birthday, the Death Benefit is the your current Account Value.

CONTRACTS ISSUED BETWEEN JANUARY 1, 1997 AND MAY 1, 1998
For contracts issued before the Annuitant's 80th birthday, the Death Benefit is the highest of:

o your highest Account Value on any Contract Anniversary before Annuitant's age 81, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges);

o total contributions, minus an subsequent withdrawals (and associated charges); or

o    your current Account Value.

For contracts issued after the Annuitant's 80th birthday, the Death Benefit is the your current Account Value.

FOR CONTRACTS ISSUED BETWEEN MAY 1, 1996 AND DECEMBER 31, 1996, the Death Benefit is the greatest of:

o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order;

o the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus an adjustment for subsequent withdrawals (and associated charges); or

o your total contributions less the sum of withdrawals (and associated charges)

FOR CONTRACTS ISSUED BETWEEN JANUARY 1, 1995 AND MAY 1, 1996, the Death Benefit is the greatest of:

o your Account Value on the seventh Contract Anniversary plus subsequent contributions, minus adjustments for any subsequent withdrawals (and associated charges), or the highest Account Value after the seventh Contract Anniversary;

o    total contributions minus any withdrawals (and associated charges); or

o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order.

FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1995, the amount of the Death Benefit is the greatest of:

o    your Adjusted Account Value;

o the Account Value at the beginning of the seventh Contract Year plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges);

o    your total contributions minus any withdrawals (and associated charges); or

o for Annuitants younger than 70 years old on the birthday nearest the Contract Date, an enhanced minimum Death Benefit, explained below.

                                      P5I-53

The enhanced minimum Death Benefit is the same as the guaranteed Death Benefit, except that the guaranteed Death Benefit may not exceed the maximum guaranteed Death Benefit.

The guaranteed Death Benefit on your Contract Date is your initial contribution. After that, every month we recalculate that portion of your guaranteed Death Benefit allocated to the Variable Investment Options by adding interest at an annual rate of 7% until the Contract Anniversary nearest the Annuitant's 70th birthday, subject to the maximum. We subtract from that the sum of any withdrawals or transfers from the Variable Account Options during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed Death Benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your contributions allocated to the Variable Account Options, including the amount of interest calculated on the values allocated to your Variable Account Options for purposes of determining the guaranteed Death Benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers.

Your maximum guaranteed Death Benefit is determined by totaling your contributions during your first five Contract Years, subtracting all withdrawals (and associated charges), multiplying the result by two, and then adding that to your total contributions made after the first five Contract Years.


                                      P5I-54

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II OF INTEGRITY (PINNACLE V)


For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle V contracts with a mortality and expense risk charge of 1.55% issues after approximately May 1, 2007 (date varies by state): Unit Value at inception.


--------------------------------------------------- ----------- ------------

                                                       2006      INCEPTION
                                                                 DATE AND
                                                                   VALUE
--------------------------------------------------- ----------- ------------

DWS SMALL CAP INDEX VIP, CLASS B
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

FIDELITY VIP ASSET MANAGER SERVICE, CLASS 2
Unit value at beginning of period                            -
Unit value at end of period                                       $10.00
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

FIDELITY VIP BALANCED, SERVICE CLASS 2
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

FIDELITY VIP CONTRAFUND, SERVICE CLASS 2
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE CLASS
2                                                            -    $10.00
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

                                      P5I-55

--------------------------------------------------- ----------- ------------

                                                       2006      INCEPTION
                                                                 DATE AND
                                                                   VALUE
--------------------------------------------------- ----------- ------------
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2                                              -
Unit value at beginning of period                                 $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

FIDELITY VIP EQUITY-INCOME, SERVICE CLASS 2
Unit value at beginning of period                            -
Unit value at end of period                                       $10.00
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

FIDELITY VIP FREEDOM 2010,  SERVICE CLASS 2
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period                      4-30-07

--------------------------------------------------- ----------- ------------

FIDELITY VIP FREEDOM 2015,  SERVICE CLASS 2
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period                      4-30-07
--------------------------------------------------- ----------- ------------

FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period                      4-30-07
--------------------------------------------------- ----------- ------------

FIDELITY VIP FREEDOM 2025,  SERVICE CLASS 2
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period                      4-30-07

--------------------------------------------------- ----------- ------------

FIDELITY VIP FREEDOM 2030,  SERVICE CLASS 2
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period                      4-30-07

--------------------------------------------------- ----------- ------------

                                      P5I-56

--------------------------------------------------- ----------- ------------

                                                       2006      INCEPTION
                                                                 DATE AND
                                                                   VALUE
--------------------------------------------------- ----------- ------------
FIDELITY VIP GROWTH, SERVICE CLASS 2
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

FIDELITY VIP GROWTH & INCOME, SERVICE CLASS 2
Unit value at beginning of period                            -
Unit value at end of period                                       $10.00
Number of units outstanding at end of period

--------------------------------------------------- ----------- ------------

FIDELITY VIP GROWTH OPPORTUNITIES, SERVICE CLASS 2
Unit value at beginning of period                            -
Unit value at end of period                                       $10.00
Number of units outstanding at end of period

--------------------------------------------------- ----------- ------------

FIDELITY VIP HIGH INCOME, SERVICE CLASS 2
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

FIDELITY VIP INDEX 500, SERVICE CLASS 2
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period                      4-30-07
--------------------------------------------------- ----------- ------------

FIDELITY VIP INVESTMENT GRADE BOND, SERVICE CLASS
2                                                            -
Unit value at beginning of period                                 $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

FIDELITY VIP MID CAP, SERVICE CLASS 2
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

                                      P5I-57

--------------------------------------------------- ----------- ------------

                                                       2006      INCEPTION
                                                                 DATE AND
                                                                   VALUE
--------------------------------------------------- ----------- ------------
FIDELITY VIP OVERSEAS, SERVICE CLASS 2
Unit value at beginning of period                                 $10.00
Unit value at end of period                                  -
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

FTVIPT FRANKLIN GROWTH & INCOME SECURITIES, CLASS 2          -
Unit value at beginning of period                                 $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

FTVIPT FRANKLIN INCOME SECURITIES, CLASS 2
Unit value at beginning of period                            -
Unit value at end of period                                       $10.00
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES,                 -
CLASS 2
Unit value at beginning of period                                 $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES, CLASS
2                                                            -
Unit value at beginning of period                                 $10.00
Unit value at end of period
Number of units outstanding at end of period                      4-30-07
--------------------------------------------------- ----------- ------------

FTVIPT MUTUAL SHARES SECURITIES, CLASS 2
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS 2
Unit value at beginning of period                            -
Unit value at end of period                                       $10.00
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------


                                      P5I-58

--------------------------------------------------- ----------- ------------

                                                       2006      INCEPTION
                                                                 DATE AND
                                                                   VALUE
--------------------------------------------------- ----------- ------------
FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
Unit value at beginning of period                            -
Unit value at end of period                                       $10.00
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR CLASS
(1405)                                                            $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
--------------------------------------------------- ----------- ------------

PIMCO VIT COMMODITYREALRETURN STRATEGY PORTFOLIO,
ADVISOR CLASS (1404)                                              $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
--------------------------------------------------- ----------- ------------

PIMCO VIT LOW DURATION PORTFOLIO, ADVISOR CLASS
(1402)                                                            $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
--------------------------------------------------- ----------- ------------

                                      P5I-59

--------------------------------------------------- ----------- ------------

                                                       2006      INCEPTION
                                                                 DATE AND
                                                                   VALUE
--------------------------------------------------- ----------- ------------
PIMCO VIT REAL RETURN, ADVISOR CLASS (1403)
Unit value at beginning of period
Unit value at end of period                                       $10.00
Units outstanding at end of period

--------------------------------------------------- ----------- ------------
PIMCO VIT TOTAL RETURN, ADVISOR CLASS (1401)
Unit value at beginning of period
Unit value at end of period                                       $10.00
Units outstanding at end of period
--------------------------------------------------- ----------- ------------

RYDEX VT ABSOLUTE RETURN STRATEGIES FUND (1407)
Unit value at beginning of period                                 $10.00
Unit value at end of period
Units outstanding at end of period
--------------------------------------------------- ----------- ------------

RYDEX VT HEDGED EQUITY FUND (1408)
Unit value at beginning of period                                 $10.00
Unit value at end of period
Units outstanding at end of period
--------------------------------------------------- ----------- ------------

RYDEX VT SECTOR ROTATION FUND (1406)
Unit value at beginning of period                                 $10.00
Unit value at end of period
Units outstanding at end of period
--------------------------------------------------- ----------- ------------

TOUCHSTONE VST BALANCED
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

                                      P5I-60

--------------------------------------------------- ----------- ------------

                                                       2006      INCEPTION
                                                                 DATE AND
                                                                   VALUE
--------------------------------------------------- ----------- ------------
TOUCHSTONE VST BARON SMALL CAP
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

TOUCHSTONE VST CORE BOND
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION
Unit value at beginning of period                            -
Unit value at end of period                                       $10.00
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

TOUCHSTONE VST GROWTH & INCOME FUND
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

TOUCHSTONE VST LARGE CAP CORE EQUITY (FORMERLY               -
ENHANCED DIVIDEND 30)                                             $10.00
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

TOUCHSTONE VST HIGH YIELD FUND
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

TOUCHSTONE VST MID CAP GROWTH
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

TOUCHSTONE VST MONEY MARKET, SERVICE CLASS
Unit value at beginning of period                            -
Unit value at end of period                                       $10.00
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------


                                      P5I-61

--------------------------------------------------- ----------- ------------

                                                       2006      INCEPTION
                                                                 DATE AND
                                                                   VALUE
--------------------------------------------------- ----------- ------------
TOUCHSTONE VST THIRD AVENUE VALUE                            -
Unit value at beginning of period                                 $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

TOUCHSTONE VST VALUE PLUS FUND                               -
Unit value at beginning of period                                 $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

TOUCHSTONE VST AGGRESSIVE ETF SERVICE CLASS                  -
Unit value at beginning of period
Unit value at end of period                                       $10.00
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

TOUCHSTONE VST CONSERVATIVE ETF, SERVICE CLASS               -
Unit value at beginning of period
Unit value at end of period                                       $10.00
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

TOUCHSTONE VST ENHANCED ETF, SERVICE CLASS                   -
Unit value at beginning of period
Unit value at end of period                                       $10.00
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

TOUCHSTONE VST MODERATE ETF, SERVICE CLASS                   -
Unit value at beginning of period
Unit value at end of period                                       $10.00
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------
TOUCHSTONE VST AGGRESSIVE ETF, SERVICE CLASS -               -
GUARANTEED RETURN PLUS OPTION
Unit value at beginning of period                                 $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

                                      P5I-62

--------------------------------------------------- ----------- ------------

                                                       2006      INCEPTION
                                                                 DATE AND
                                                                   VALUE
--------------------------------------------------- ----------- ------------
TOUCHSTONE VST CONSERVATIVE ETF, SERVICE CLASS -
GUARANTEED RETURN PLUS OPTION                                -
Unit value at beginning of period                                 $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

TOUCHSTONE VST MODERATE ETF, SERVICE CLASS -
GUARANTEED RETURN PLUS OPTION                                -
Unit value at beginning of period                                 $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

VAN KAMPEN LIT COMSTOCK, CLASS II
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II
Unit value at beginning of period                            -
Unit value at end of period                                       $10.00
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

VAN KAMPEN UIF EMERGING MARKETS DEBT,
CLASS II                                                     -
Unit value at beginning of period                                 $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

VAN KAMPEN UIF EMERGING MARKETS EQUITY, CLASS II
Unit value at beginning of period                            -
Unit value at end of period                                       $10.00
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------

VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
Unit value at beginning of period                            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
--------------------------------------------------- ----------- ------------


                                      P5I-63

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II OF INTEGRITY (PINNACLE IV)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle IV contracts with a mortality and expense risk charge of 1.45% issued between July 16, 2001 and May 1, 2007 (dates vary by state): Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

DWS SMALL CAP INDEX VIP, CLASS A (254) (1)
Unit value at beginning of period                     $13.54       $13.17      $11.35        $7.87      $10.05           -
Unit value at end of period                           $15.68       $13.54      $13.17       $11.35       $7.87      $10.05
Number of units outstanding at end of period          12,554       14,397      21,250       23,855      22,298       2,706
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

DWS SMALL CAP INDEX VIP, CLASS B (284)
Unit value at beginning of period                     $13.00       $12.68      $10.96        $7.61           -           -
Unit value at end of period                           $15.01       $13.00      $12.68       $10.96       $7.61
Number of units outstanding at end of period          38,787       45,071      75,214       87,223       1,993
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP ASSET MANAGER, SERVICE CLASS 2
(232)
Unit value at beginning of period                     $10.60       $10.36           -            -           -           -
Unit value at end of period                           $11.19       $10.60      $10.36
Number of units outstanding at end of period          24,312       20,867      10,421
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP BALANCED, SERVICE CLASS 2 (214)
Unit value at beginning of period                     $12.04       $11.58      $11.17            -           -           -
Unit value at end of period                           $13.23       $12.04      $11.58       $11.17
Number of units outstanding at end of period          87,376       79,635      69,254       10,517
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP CONTRAFUND, SERVICE CLASS 2 (239)
Unit value at beginning of period                     $14.25       $12.40      $10.92        $8.65       $9.71           -
Unit value at end of period                           $15.65       $14.25      $12.40       $10.92       $8.65       $9.71
Number of units outstanding at end of period       1,042,041      680,077     540,747      329,238     181,656      48,780
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2 (1298)
Unit value at beginning of period
Unit value at end of period                           -            -           -            -           -           -
Number of units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------


------------------------------------------------- ------------ ----------- ----------- ------------ ------------

                                                     2000         1999        1998        1997       INCEPTION
                                                                                                     DATE AND
                                                                                                       VALUE
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

DWS SMALL CAP INDEX VIP, CLASS A (254) (1)                  -
Unit value at beginning of period                                       -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

DWS SMALL CAP INDEX VIP, CLASS B (284)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP ASSET MANAGER, SERVICE CLASS 2
(232)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP BALANCED, SERVICE CLASS 2 (214)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP CONTRAFUND, SERVICE CLASS 2 (239)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------
FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2 (1298)
Unit value at beginning of period                           -                                         $10.00
Unit value at end of period                                        -           -            -         4-27-07
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

                                      P5I-64


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2 (243)
Unit value at beginning of period                     $12.55       $10.55      $10.57        $8.59           -           -
Unit value at end of period                           $14.08       $12.55      $10.55       $10.57       $8.59
Number of units outstanding at end of period          31,971        9,977       4,900        3,073       3,106
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP EQUITY-INCOME, SERVICE CLASS 2
(237)
Unit value at beginning of period                     $11.50       $11.05      $10.08        $7.87       $9.64           -
Unit value at end of period                           $13.59       $11.50      $11.05       $10.08       $7.87       $9.64
Number of units outstanding at end of period         380,396      738,896     751,530      556,770     347,235      89,239
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP FREEDOM 2010, SERVICE CLASS 2
(1283)
Unit value at beginning of period                     -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP FREEDOM 2015, SERVICE CLASS 2
(1284)
Unit value at beginning of period                     -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2
(1285)
Unit value at beginning of period                     -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2
(1286)
Unit value at beginning of period                     -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP FREEDOM 2030, SERVICE CLASS 2
(1287)
Unit value at beginning of period                     -            -           -            -           -           -
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------



------------------------------------------------- ------------ ----------- ----------- ------------ ------------

                                                     2000         1999        1998        1997       INCEPTION
                                                                                                     DATE AND
                                                                                                       VALUE
------------------------------------------------- ------------ ----------- ----------- ------------ ------------
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2 (243)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP EQUITY-INCOME, SERVICE CLASS 2
(237)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP FREEDOM 2010, SERVICE CLASS 2
(1283)                                                      -                                         $10.00
Unit value at beginning of period                                  -           -            -         4-30-07
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP FREEDOM 2015, SERVICE CLASS 2
(1284)                                                      -                                         $10.00
Unit value at beginning of period                                  -           -            -         4-30-07
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2
(1285)                                                      -                                         $10.00
Unit value at beginning of period                                  -           -            -         4-30-07
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2
(1286)                                                      -                                         $10.00
Unit value at beginning of period                                  -           -            -         4-30-07
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP FREEDOM 2030, SERVICE CLASS 2
(1287)                                                      -                                         $10.00
Unit value at beginning of period                                  -           -            -         4-30-07
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

                                      P5I-65


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP GROWTH, SERVICE CLASS 2 (238)
Unit value at beginning of period                      $8.93        $8.59       $8.45        $6.47       $9.42           -
Unit value at end of period                            $9.38        $8.93       $8.59        $8.45       $6.47       $9.42
Number of units outstanding at end of period         216,974      446,998     365,952      362,460     121,212      40,739
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP GROWTH & INCOME, SERVICE CLASS 2
(240)
Unit value at beginning of period                     $10.86       $10.26        9.87        $8.11       $9.90           -
Unit value at end of period                           $12.08       $10.86      $10.26        $9.87       $8.11       $9.90
Number of units outstanding at end of period         173,304      485,577     473,443      262,336     113,847      26,772
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP GROWTH OPPORTUNITIES, SERVICE
CLASS 2 (241)
Unit value at beginning of period                     $10.60        $9.89       $9.39        $7.36       $9.58           -
Unit value at end of period                           $10.98       $10.60       $9.89        $9.39       $7.36       $9.58
Number of units outstanding at end of period          38,742       37,725      28,497       21,009      10,430       4,696
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP HIGH INCOME, SERVICE CLASS 2 (286)
Unit value at beginning of period                     $12.48       $12.38      $11.49            -           -           -
Unit value at end of period                           $13.66       $12.48      $12.38       $11.49
Number of units outstanding at end of period         136,410       95,381     190,138      274,622
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
FIDELITY VIP INDEX 500, SERVICE CLASS 2 (1291)
Unit value at beginning of period
Unit value at end of period
Number of units outstanding at end of period          -            -           -            -           -           -
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP INVESTMENT GRADE BOND, SERVICE
CLASS 2 (408)
Unit value at beginning of period                     $10.36       $10.32           -       -           -           -
Unit value at end of period                           $10.64       $10.36      $10.32
Number of units outstanding at end of period         108,388       77,215      17,787
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------


------------------------------------------------- ------------ ----------- ----------- ------------ ------------

                                                     2000         1999        1998        1997       INCEPTION
                                                                                                     DATE AND
                                                                                                       VALUE
------------------------------------------------- ------------ ----------- ----------- ------------ ------------
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP GROWTH, SERVICE CLASS 2 (238)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP GROWTH & INCOME, SERVICE CLASS 2
(240)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP GROWTH OPPORTUNITIES, SERVICE
CLASS 2 (241)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP HIGH INCOME, SERVICE CLASS 2 (286)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------
FIDELITY VIP INDEX 500, SERVICE CLASS 2 (1291)
Unit value at beginning of period
Unit value at end of period                                 -                                         $10.00
Number of units outstanding at end of period                       -           -            -         4-27-07
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP INVESTMENT GRADE BOND, SERVICE
CLASS 2 (408)                                               -
Unit value at beginning of period                                  -           -            -         $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------


                                      P5I-66

------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
FIDELITY VIP MID CAP, SERVICE CLASS 2 (242)
Unit value at beginning of period                     $17.67       $15.19      $12.36        $9.07      $10.23           -
Unit value at end of period                           $19.57       $17.67      $15.19       $12.36       $9.07      $10.23
Number of units outstanding at end of period         665,105      452,006     397,893      312,716     209,207      39,530
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FIDELITY VIP OVERSEAS, SERVICE CLASS 2 (409)
Unit value at beginning of period                     $12.95       $11.06           -            -           -           -
Unit value at end of period                           $15.03       $12.95      $11.06
Number of units outstanding at end of period          90,264       20,469       5,234
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
CLASS 2 (216)
Unit value at beginning of period                     $13.05       $12.79      $11.73            -           -           -
Unit value at end of period                           $15.01       $13.05      $12.79       $11.73
Number of units outstanding at end of period          93,147       93,656      89,108       56,286
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT FRANKLIN INCOME SECURITIES, CLASS 2 (215)
Unit value at beginning of period                     $14.13       $14.11      $12.58            -           -           -
Unit value at end of period                           $16.46       $14.13      $14.11       $12.58
Number of units outstanding at end of period         826,981      461,086     362,610      208,303
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES,
CLASS 2 (217)
Unit value at beginning of period                     $12.59       $12.64      $11.89            -           -           -
Unit value at end of period                           $13.76       $12.59      $12.64       $11.89
Number of units outstanding at end of period          73,919       85,891      68,991       24,231
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2 (1288)
Unit value at beginning of period
Unit value at end of period                           -            -           -            -           -           -
Number of units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT MUTUAL SHARES SECURITIES, CLASS 2 (219)
Unit value at beginning of period                     $14.64       $13.44      $12.10            -           -           -
Unit value at end of period                           $17.08       $14.64      $13.44       $12.10
Number of units outstanding at end of period         320,805      232,478     148,509       69,557
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------




------------------------------------------------- ------------ ----------- ----------- ------------ ------------

                                                     2000         1999        1998        1997       INCEPTION
                                                                                                     DATE AND
                                                                                                       VALUE
------------------------------------------------- ------------ ----------- ----------- ------------ ------------
FIDELITY VIP MID CAP, SERVICE CLASS 2 (242)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FIDELITY VIP OVERSEAS, SERVICE CLASS 2 (409)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
CLASS 2 (216)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FTVIPT FRANKLIN INCOME SECURITIES, CLASS 2 (215)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES,
CLASS 2 (217)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2 (1288)
Unit value at beginning of period                           -                                         $10.00
Unit value at end of period                                        -           -            -         4-30-07
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FTVIPT MUTUAL SHARES SECURITIES, CLASS 2 (219)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------


                                      P5I-67


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS 2
(218)
Unit value at beginning of period                     $15.92       $14.66      $12.55            -           -           -
Unit value at end of period                           $19.06       $15.92      $14.66       $12.55
Number of units outstanding at end of period         160,397      153,586      80,323       26,269
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
(220)
Unit value at beginning of period                     $15.25       $14.22      $12.43            -           -           -
Unit value at end of period                           $18.31       $15.25      $14.22       $12.43
Number of units outstanding at end of period         527,334      129,680     104,979       37,346
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR CLASS
(1419)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

PIMCO VIT COMMODITYREALRETURN STRATEGY
PORTFOLIO, ADVISOR CLASS (1418)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

PIMCO VIT LOW DURATION PORTFOLIO, ADVISOR CLASS
(1416)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------



------------------------------------------------- ------------ ----------- ----------- ------------ ------------

                                                     2000         1999        1998        1997       INCEPTION
                                                                                                     DATE AND
                                                                                                       VALUE
------------------------------------------------- ------------ ----------- ----------- ------------ ------------
FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS 2
(218)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
(220)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR CLASS
(1419)                                                                                                $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

PIMCO VIT COMMODITYREALRETURN STRATEGY
PORTFOLIO, ADVISOR CLASS (1418)                                                                       $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

PIMCO VIT LOW DURATION PORTFOLIO, ADVISOR CLASS
(1416)                                                                                                $10.00
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------


                                      P5I-68


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
PIMCO VIT REAL RETURN, ADVISOR CLASS (1417)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
PIMCO VIT TOTAL RETURN, ADVISOR CLASS (1415)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

RYDEX VT ABSOLUTE RETURN STRATEGIES FUND (1421)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

RYDEX VT HEDGED EQUITY FUND (1422)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

RYDEX VT SECTOR ROTATION FUND (1420)
Unit value at beginning of period
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST BALANCED (298)
Unit value at beginning of period                     $12.56       $11.95      $11.07        $9.24           -           -
Unit value at end of period                           $13.73       $12.56      $11.95       $11.07       $9.24
Number of units outstanding at end of period          90,677       94,972      61,605       31,766       1,332
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST BARON SMALL CAP VALUE (246)
Unit value at beginning of period                     $14.90       $14.04      $11.14        $8.47           -           -
Unit value at end of period                           $17.36       $14.90      $14.04       $11.14       $8.47
Number of units outstanding at end of period         168,193      191,511     154,482      103,621      72,718
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------




------------------------------------------------- ------------ ----------- ----------- ------------ ------------

                                                     2000         1999        1998        1997       INCEPTION
                                                                                                     DATE AND
                                                                                                       VALUE
------------------------------------------------- ------------ ----------- ----------- ------------ ------------
PIMCO VIT REAL RETURN, ADVISOR CLASS (1417)
Unit value at beginning of period                                                                     $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------
PIMCO VIT TOTAL RETURN, ADVISOR CLASS (1415)
Unit value at beginning of period
Unit value at end of period                                                                           $10.00
Units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

RYDEX VT ABSOLUTE RETURN STRATEGIES FUND (1421)
Unit value at beginning of period                                                                     $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

RYDEX VT HEDGED EQUITY FUND (1422)
Unit value at beginning of period                                                                     $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

RYDEX VT SECTOR ROTATION FUND (1420)
Unit value at beginning of period                                                                     $10.00
Unit value at end of period
Units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST BALANCED (298)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST BARON SMALL CAP VALUE (246)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------


                                      P5I-69


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
TOUCHSTONE VST CORE BOND (292)
Unit value at beginning of period                     $10.89       $10.87      $10.68       $10.47           -           -
Unit value at end of period                           $11.17       $10.89      $10.87       $10.68      $10.47
Number of units outstanding at end of period         136,349      128,106      97,024       57,926       6,674
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION (247)
Unit value at beginning of period                      $9.17        $9.30       $8.21        $6.30           -           -
Unit value at end of period                           $10.56        $9.17       $9.30        $8.21       $6.30
Number of units outstanding at end of period          21,688       27,220      38,197       42,469      21,232
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST MID CAP GROWTH (288)
Unit value at beginning of period                     $13.97       $12.29      $11.13        $7.67           -           -
Unit value at end of period                           $15.99       $13.97      $12.29       $11.13       $7.67
Number of units outstanding at end of period         111,045      106,474     112,887       66,114         756
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST GROWTH & INCOME (297)
Unit value at beginning of period                     $11.77       $11.72      $10.81        $8.25           -           -
Unit value at end of period                           $13.19       $11.77      $11.72       $10.81       $8.25
Number of units outstanding at end of period          81,596       86,525      74,576       31,848           -
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST HIGH YIELD (289)
Unit value at beginning of period                     $13.08       $12.85      $11.90        $9.74           -           -
Unit value at end of period                           $13.90       $13.08      $12.85       $11.90       $9.74
Number of units outstanding at end of period         389,140      236,776     384,963      124,089     133,376
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST LARGE CAP CORE EQUITY (FORMERLY
ENHANCED DIVIDEND 30) (291)
Unit value at beginning of period                     $10.52       $11.01      $10.62        $8.17           -           -
Unit value at end of period                           $13.12       $10.52      $11.01       $10.62       $8.17
Number of units outstanding at end of period         152,979      155,170     167,840      136,184           -
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------




------------------------------------------------- ------------ ----------- ----------- ------------ ------------

                                                     2000         1999        1998        1997       INCEPTION
                                                                                                     DATE AND
                                                                                                       VALUE
------------------------------------------------- ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST CORE BOND (292)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION (247)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST MID CAP GROWTH (288)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST GROWTH & INCOME (297)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST HIGH YIELD (289)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST LARGE CAP CORE EQUITY (FORMERLY
ENHANCED DIVIDEND 30) (291)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------


                                      P5I-70


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
TOUCHSTONE VST MONEY MARKET, SERVICE CLASS (299)
Unit value at beginning of period                     $10.06        $9.92       $9.96            -           -           -
Unit value at end of period                           $10.38       $10.06       $9.92        $9.96
Number of units outstanding at end of period         543,497      686,295     251,288      325,822
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST THIRD AVENUE VALUE (244)
Unit value at beginning of period                     $16.02       $13.85      $11.16        $8.08       $9.93           -
Unit value at end of period                           $18.30       $16.02      $13.85       $11.16       $8.08       $9.93
Number of units outstanding at end of period         734,191      728,452     586,207      428,861     311,194      57,286
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST VALUE PLUS (290)
Unit value at beginning of period                     $10.93       $10.86       $9.97        $7.80           -           -
Unit value at end of period                           $12.90       $10.93      $10.86        $9.97       $7.80
Number of units outstanding at end of period          46,001       66,088      68,426       61,804           -
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST AGGRESSIVE ETF, SERVICE CLASS
(1278)
Unit value at beginning of period                     $10.00       -           -            -           -           -
Unit value at end of period                           $10.90
Number of units outstanding at end of period          17,788
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST CONSERVATIVE ETF, SERVICE CLASS
(1268)
Unit value at beginning of period                     $10.00       -           -            -           -           -
Unit value at end of period                           $10.58
Number of units outstanding at end of period          47,703
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST ENHANCED ETF, SERVICE CLASS
(1279)
Unit value at beginning of period                     $10.00       -           -            -           -           -
Unit value at end of period                           $11.03
Number of units outstanding at end of period          46,599
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST MODERATE ETF, SERVICE CLASS
(1273)
Unit value at beginning of period                     $10.00       -           -            -           -           -
Unit value at end of period                           $10.72
Number of units outstanding at end of period          36,896
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------



------------------------------------------------- ------------ ----------- ----------- ------------ ------------

                                                     2000         1999        1998        1997       INCEPTION
                                                                                                     DATE AND
                                                                                                       VALUE
------------------------------------------------- ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST MONEY MARKET, SERVICE CLASS (299)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST THIRD AVENUE VALUE (244)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST VALUE PLUS (290)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST AGGRESSIVE ETF, SERVICE CLASS
(1278)                                                      -                                         $10.00
Unit value at beginning of period                                  -           -            -
Unit value at end of period                                                                           7-31-06
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST CONSERVATIVE ETF, SERVICE CLASS
(1268)                                                      -                                         $10.00
Unit value at beginning of period                                  -           -            -
Unit value at end of period                                                                           7-31-06
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST ENHANCED ETF, SERVICE CLASS
(1279)                                                      -                                         $10.00
Unit value at beginning of period                                  -           -            -
Unit value at end of period
Number of units outstanding at end of period                                                          7-31-06
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST MODERATE ETF, SERVICE CLASS
(1273)                                                      -                                         $10.00
Unit value at beginning of period                                  -           -            -
Unit value at end of period                                                                           7-31-06
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------


                                      P5I-71


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
TOUCHSTONE VST AGGRESSIVE ETF, SERVICE CLASS -
GUARANTEED RETURN PLUS OPTION (1296)
Unit value at beginning of period                     $10.00       -           -            -           -           -
Unit value at end of period                           $10.87
Number of units outstanding at end of period          18,140
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST CONSERVATIVE ETF, SERVICE CLASS
- GUARANTEED RETURN PLUS OPTION (1293)
Unit value at beginning of period                     $10.00       -           -            -           -           -
Unit value at end of period                           $10.55
Number of units outstanding at end of period          22,257
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

TOUCHSTONE VST MODERATE ETF, SERVICE CLASS -
GUARANTEED RETURN PLUS OPTION (1294)
Unit value at beginning of period                     $10.00       -           -            -           -           -
Unit value at end of period                           $10.70
Number of units outstanding at end of period           4,291
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

VAN KAMPEN LIT COMSTOCK, CLASS II (208)
Unit value at beginning of period                     $14.54       $14.17      $12.24       $10.00           -           -
Unit value at end of period                           $16.63       $14.54      $14.17       $12.24
Number of units outstanding at end of period          89,764      107,217      81,001       20,908
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (209)
Unit value at beginning of period                     $13.30       $12.54      $11.92       $10.00           -           -
Unit value at end of period                           $13.45       $13.30      $12.54       $11.92
Number of units outstanding at end of period          27,453       31,560      31,296        3,144
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
(1289)
Unit value at beginning of period                          -            -           -            -           -           -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------








------------------------------------------------- ------------ ----------- ----------- ------------ ------------

                                                     2000         1999        1998        1997       INCEPTION
                                                                                                     DATE AND
                                                                                                       VALUE
------------------------------------------------- ------------ ----------- ----------- ------------ ------------
TOUCHSTONE VST AGGRESSIVE ETF, SERVICE CLASS -
GUARANTEED RETURN PLUS OPTION (1296)                        -                                         $10.00
Unit value at beginning of period                                  -           -            -
Unit value at end of period                                                                           7-31-06
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST CONSERVATIVE ETF, SERVICE CLASS
- GUARANTEED RETURN PLUS OPTION (1293)                      -                                         $10.00
Unit value at beginning of period                                  -           -            -
Unit value at end of period                                                                           7-31-06
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

TOUCHSTONE VST MODERATE ETF, SERVICE CLASS -
GUARANTEED RETURN PLUS OPTION (1294)                        -                                         $10.00
Unit value at beginning of period                                  -           -            -
Unit value at end of period                                                                           7-31-06
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

VAN KAMPEN LIT COMSTOCK, CLASS II (208)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (209)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
(1289)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period                                                                           4-28-07
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

                                      P5I-72


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
VAN KAMPEN UIF EMERGING MKTS EQUITY, CLASS II
(210)
Unit value at beginning of period                     $22.97       $17.42      $14.37            -           -           -
Unit value at end of period                           $31.05       $22.97      $17.42       $14.37
Number of units outstanding at end of period          81,270       65,905      60,000       19,728
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II (1299)
Unit value at beginning of period
Unit value at end of period                                -            -           -            -           -           -
Number of units outstanding at end of period
------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------



------------------------------------------------- ------------ ----------- ----------- ------------ ------------

                                                     2000         1999        1998        1997       INCEPTION
                                                                                                     DATE AND
                                                                                                       VALUE
------------------------------------------------- ------------ ----------- ----------- ------------ ------------
VAN KAMPEN UIF EMERGING MKTS EQUITY, CLASS II
(210)
Unit value at beginning of period                           -           -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------- ------------ ----------- ----------- ------------ ------------

VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II (1299)
Unit value at beginning of period
Unit value at end of period                                 -           -           -            -    $10.00
Number of units outstanding at end of period                                                          4-28-07
------------------------------------------------- ------------ ----------- ----------- ------------ ------------


(1) Only available in certain contracts.

                                      P5I-73

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II OF INTEGRITY (PINNACLE I, II &
III)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle I, II and III contracts with a mortality and expense risk charge of 1.35% issued prior to approximately May 1, 2004 (date varies by state): Unit Values at inception; the number of units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

                                                    2006         2005        2004         2003        2002         2001



------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP ASSET MANAGER, SERVICE CLASS 2
(402)
Unit value at beginning of period                     $10.62      $10.37            -      -            -           -
Unit value at end of period                           $11.22      $10.62       $10.37
Number of units outstanding at end of period           1,522      24,002            -
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP BALANCED, SERVICE CLASS 2 (403)
Unit value at beginning of period                     $10.93      $10.50            -      -            -           -
Unit value at end of period                           $12.03      $10.93       $10.50
Number of units outstanding at end of period          36,736      36,541       49,805
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP CONTRAFUND, INITIAL CLASS (442)
Unit value at beginning of period                     $18.16      $15.74       $13.82      $10.90       $12.19      $14.08
Unit value at end of period                           $20.01      $18.16       $15.74      $13.82       $10.90      $12.19
Number of units outstanding at end of period         916,926   1,201,431    1,260,440   1,298,178    1,425,302   1,519,016
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------
FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2 (045)
Unit value at beginning of period
Unit value at end of period                           -           -            -           -            -           -
Number of units outstanding at end of period
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2 (404)                                                               -
Unit value at beginning of period                     $12.69      $10.66       $10.66      -            -           -
Unit value at end of period                           $14.25      $12.69       14,692
Number of units outstanding at end of period          18,516      17,795
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP EQUITY-INCOME, INITIAL CLASS (444)
Unit value at beginning of period                     $14.11      $13.51       $12.28       $9.55       $11.66      $12.43
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------




------------------------------------------------ ----------- ------------ ----------- ------------ -----------

                                                    2000        1999         1998        1997
                                                                                                   INCEPTION
                                                                                                   DATE AND
                                                                                                     VALUE
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP ASSET MANAGER, SERVICE CLASS 2
(402)                                                     -                                    -
Unit value at beginning of period                                 -           -                      $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP BALANCED, SERVICE CLASS 2 (403)              -                                    -
Unit value at beginning of period                                 -           -                      $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP CONTRAFUND, INITIAL CLASS (442)
Unit value at beginning of period                    $15.29       $12.47       $9.73                 $10.00
Unit value at end of period                          $14.08       $15.29      $12.47        $9.73
Number of units outstanding at end of period      1,735,357    1,652,352     893,485      129,361
------------------------------------------------ ----------- ------------ ----------- ------------ -----------
FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2 (045)
Unit value at beginning of period                         -                                    -     $10.00
Unit value at end of period                                       -           -
Number of units outstanding at end of period                                                        4-30-07
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2 (404)                                     -                                    -     $10.00
Unit value at beginning of period                                 -           -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP EQUITY-INCOME, INITIAL CLASS (444)
Unit value at beginning of period                    $11.62       $11.08      $10.06                 $10.00
------------------------------------------------ ------------ ----------- ------------ ----------- -----------


                                      P5I-74


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- ----------- -

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- ----------- -
Unit value at end of period                           $16.73      $14.11       $13.51      $12.28        $9.55      $11.66
Number of units outstanding at end of period         674,841     900,224    1,276,954   1,346,565    1,422,524   1,532,888
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP FREEDOM 2010, SERVICE CLASS 2
(023)
Unit value at beginning of period                     -           -            -           -            -           -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP FREEDOM 2015, SERVICE CLASS 2
(024)
Unit value at beginning of period                     -           -            -           -            -           -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2
(025)
Unit value at beginning of period                     -           -            -           -            -           -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2
(026)
Unit value at beginning of period                     -           -            -           -            -           -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP FREEDOM 2030, SERVICE CLASS 2
(027)
Unit value at beginning of period                     -           -            -           -            -           -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP GROWTH, SERVICE CLASS 2 (049)
Unit value at beginning of period
Unit value at end of period                           -           -            -           -            -           -
Number of units outstanding at end of period
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------



------------------------------------------------------------- ----------- ----------- ------------ -----------

                                                    2000         1999        1998        1997       INCEPTION
                                                                                                    DATE AND
                                                                                                      VALUE
------------------------------------------------------------- ----------- ----------- ------------ -----------
Unit value at end of period                          $12.43       $11.62      $11.08       $10.06
Number of units outstanding at end of period      1,303,950    1,571,231   1,206,214      155,520
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP FREEDOM 2010, SERVICE CLASS 2
(023)                                                     -                                    -     $10.00
Unit value at beginning of period                                 -           -
Unit value at end of period                                                                         4-30-07
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP FREEDOM 2015, SERVICE CLASS 2
(024)                                                     -                                    -     $10.00
Unit value at beginning of period                                 -           -
Unit value at end of period                                                                         4-30-07
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2
(025)                                                     -                                    -     $10.00
Unit value at beginning of period                                 -           -
Unit value at end of period                                                                         4-30-07
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2
(026)                                                     -                                    -     $10.00
Unit value at beginning of period                                 -           -
Unit value at end of period                                                                         4-30-07
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP FREEDOM 2030, SERVICE CLASS 2
(027)                                                     -                                    -     $10.00
Unit value at beginning of period                                 -           -
Unit value at end of period                                                                         4-30-07
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP GROWTH, SERVICE CLASS 2 (049)
Unit value at beginning of period                         -                                    -     $10.00
Unit value at end of period                                       -           -
Number of units outstanding at end of period                                                        4-27-07
------------------------------------------------ ----------- ------------ ----------- ------------ -----------


                                      P5I-75


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- ----------- -

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- ----------- -
FIDELITY VIP GROWTH & INCOME, INITIAL CLASS
(445)
Unit value at beginning of period                     $13.44      $12.66       $12.13       $9.93       $12.07      $13.41
Unit value at end of period                           $15.00      $13.44       $12.66      $12.13        $9.93      $12.07
Number of units outstanding at end of period         379,608     556,026      747,678     901,629      952,583   1,130,965
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP GROWTH OPPORTUNITIES, INITIAL
CLASS (443)
Unit value at beginning of period                     $10.06       $9.36        $8.86       $6.91        $8.97      $10.62
Unit value at end of period                           $10.47      $10.06        $9.36       $8.86        $6.91       $8.97
Number of units outstanding at end of period         149,274     256,861      392,637     465,755      472,524     661,779
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP HIGH INCOME, SERVICE CLASS 2 (405)
Unit value at beginning of period                     $10.85      $10.75            -      -            -           -
Unit value at end of period                           $11.88      $10.85       $10.75
Number of units outstanding at end of period         109,560      17,348      377,400
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------
FIDELITY VIP INDEX 500, SERVICE CLASS 2 (029)
Unit value at beginning of period
Unit value at end of period                           -           -            -           -            -           -
Number of units outstanding at end of period
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP INVESTMENT GRADE BOND, SERVICE
CLASS 2 (406)
Unit value at beginning of period                     $10.38      $10.33            -      -            -           -
Unit value at end of period                           $10.67      $10.38       $10.33
Number of units outstanding at end of period          75,137      98,143       58,076
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP MID CAP, SERVICE CLASS 2 (047)
Unit value at beginning of period
Unit value at end of period                           -           -            -           -            -           -
Number of units outstanding at end of period
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP OVERSEAS,- SERVICE CLASS 2 (407)
Unit value at beginning of period                     $12.97      $11.07            -      -            -           -
Unit value at end of period                           $15.07      $12.97       $11.07
Number of units outstanding at end of period          48,216      23,441        4,618
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------


------------------------------------------------------------- ----------- ----------- ------------ -----------

                                                    2000         1999        1998        1997       INCEPTION
                                                                                                    DATE AND
                                                                                                      VALUE
------------------------------------------------------------- ----------- ----------- ------------ -----------
FIDELITY VIP GROWTH & INCOME, INITIAL CLASS
(445)
Unit value at beginning of period                    $14.11       $13.10      $10.24                 $10.00
Unit value at end of period                          $13.41       $14.11      $13.10       $10.24
Number of units outstanding at end of period      1,111,831    1,291,885     859,704      119,576
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP GROWTH OPPORTUNITIES, INITIAL
CLASS (443)
Unit value at beginning of period                    $12.98       $12.62      $10.26                 $10.00
Unit value at end of period                          $10.62       $12.98      $12.62       $10.26
Number of units outstanding at end of period        768,638      948,352     617,513       78,180
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP HIGH INCOME, SERVICE CLASS 2 (405)           -                                    -
Unit value at beginning of period                                 -           -                      $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------
FIDELITY VIP INDEX 500, SERVICE CLASS 2 (029)
Unit value at beginning of period                         -                                    -     $10.00
Unit value at end of period                                       -           -
Number of units outstanding at end of period                                                        4-27-07
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP INVESTMENT GRADE BOND, SERVICE
CLASS 2 (406)                                             -                                    -
Unit value at beginning of period                                 -           -                      $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP MID CAP, SERVICE CLASS 2 (047)
Unit value at beginning of period                         -                                    -     $10.00
Unit value at end of period                                       -           -
Number of units outstanding at end of period                                                        4-27-07
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FIDELITY VIP OVERSEAS,- SERVICE CLASS 2 (407)             -                                    -
Unit value at beginning of period                                 -           -                      $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------


                                      P5I-76


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- ----------- -

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- ----------- -
FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
CLASS 2 (044)
Unit value at beginning of period                     -           -            -           -            -           -
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FTVIPT FRANKLIN INCOME SECURITIES, CLASS 1
(433)
Unit value at beginning of period                     $14.28      $14.22       $12.63      $10.00            -           -
Unit value at end of period                           $16.69      $14.28       $14.22      $12.63
Number of units outstanding at end of period       1,467,377   1,913,947    2,225,251   2,619,202
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES,
CLASS 2 (435)
Unit value at beginning of period                     $12.63      $12.67       $11.90      $10.00            -           -
Unit value at end of period                           $13.82      $12.63       $12.67      $11.90
Number of units outstanding at end of period          31,380      40,911       32,611      15,672
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2 (028)
Unit value at beginning of period
Unit value at end of period                           -           -            -           -            -           -
Number of units outstanding at end of period
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FTVIPT MUTUAL SHARES SECURITIES, CLASS 2 (436)
Unit value at beginning of period                     $14.68      $13.46       $12.12      $10.00            -           -
Unit value at end of period                           $17.15      $14.68       $13.46      $12.12
Number of units outstanding at end of period         281,299     277,130      155,623     147,344
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS 2
(439)
Unit value at beginning of period                     $15.97      $14.69       $12.57      $10.00            -           -
Unit value at end of period                           $19.13      $15.97       $14.69      $12.57
Number of units outstanding at end of period         132,385     178,899       98,229      82,198
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
(437)
Unit value at beginning of period                     $15.30      $14.24       $12.45      $10.00            -           -
Unit value at end of period                           $18.38      $15.30       $14.24      $12.45
Number of units outstanding at end of period         198,244     214,122       97,800      32,447
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------



------------------------------------------------------------- ----------- ----------- ------------ -----------

                                                    2000         1999        1998        1997       INCEPTION
                                                                                                    DATE AND
                                                                                                      VALUE
------------------------------------------------------------- ----------- ----------- ------------ -----------
FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
CLASS 2 (044)                                             -                                    -     $10.00
Unit value at beginning of period                                 -           -
Unit value at end of period                                                                         4-27-07
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FTVIPT FRANKLIN INCOME SECURITIES, CLASS 1
(433)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES,
CLASS 2 (435)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2 (028)
Unit value at beginning of period                         -                                    -     $10.00
Unit value at end of period                                       -           -
Number of units outstanding at end of period                                                        4-30-07
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FTVIPT MUTUAL SHARES SECURITIES, CLASS 2 (436)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS 2
(439)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
(437)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------


                                      P5I-77


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
TOUCHSTONE VST BALANCED (476)
Unit value at beginning of period                     $12.61      $11.99       $11.08       $9.24            -           -
Unit value at end of period                           $13.79      $12.61       $11.99      $11.08        $9.24
Number of units outstanding at end of period         136,024     134,194      172,707     143,674       61,716
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST BARON SMALL CAP VALUE (431)
Unit value at beginning of period
Unit value at end of period                           $26.86      $25.28       $20.05      $15.23            -           -
Number of units outstanding at end of period          $31.33      $26.86       $25.28      $20.05       $15.23
                                                     133,758     185,632      185,980     203,229      236,032
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST CORE BOND (466)
Unit value at beginning of period                     $10.93      $10.90       $10.70      $10.48            -           -
Unit value at end of period                           $11.22      $10.93       $10.90      $10.70       $10.48
Number of units outstanding at end of period          83,827     109,727      109,117     163,286      184,869
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION (450)
Unit value at beginning of period                     $19.24      $19.48       $17.19      $13.17       $19.21      $27.02
Unit value at end of period                           $22.17      $19.24       $19.48      $17.19       $13.17      $19.21
Number of units outstanding at end of period         344,995     440,850      604,193     725,005      813,251   1,023,394
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST GROWTH & INCOME (475)
Unit value at beginning of period                     $11.81      $11.76       $10.82       $8.26            -           -
Unit value at end of period                           $13.25      $11.81       $11.76      $10.82        $8.26
Number of units outstanding at end of period          31,667      41,579       56,631      58,552       24,042
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST HIGH YIELD (463)
Unit value at beginning of period                     $13.12      $12.88       $11.92       $9.75            -           -
Unit value at end of period                           $13.97      $13.12       $12.88      $11.92        $9.75
Number of units outstanding at end of period         246,607      426,79      534,408   1,048,075      723,541
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST LARGE CAP CORE EQUITY (FORMERLY
ENHANCED DIVIDEND 30) (465)
Unit value at beginning of period                     $10.56      $11.04       $10.64       $8.18            -           -
Unit value at end of period                           $13.18      $10.56       $11.04      $10.64
Number of units outstanding at end of period         634,670   1,078,127    1,355,134   1,681,322
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST MID CAP GROWTH (462)
Unit value at beginning of period                     $14.02      $12.32       $11.15       $7.67            -           -
Unit value at end of period                           $16.07      $14.02       $12.32      $11.15        $7.67
Number of units outstanding at end of period          57,079      73,516       98,578      85,135       39,566
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------



------------------------------------------------------------- ----------- ----------- ------------ ------------

                                                    2000         1999        1998        1997       INCEPTION
                                                                                                    DATE AND
                                                                                                      VALUE
------------------------------------------------------------- ----------- ----------- ------------ ------------
TOUCHSTONE VST BALANCED (476)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST BARON SMALL CAP VALUE (431)
Unit value at beginning of period
Unit value at end of period                               -            -           -            -    $10.00
Number of units outstanding at end of period

------------------------------------------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST CORE BOND (466)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION (450)
Unit value at beginning of period                    $35.32       $26.42      $19.74       $14.85    $10.00
Unit value at end of period                          $27.02       $35.32      $26.42       $19.74
Number of units outstanding at end of period      1,230,280    1,214,898   1,345,118    1,295,185
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST GROWTH & INCOME (475)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST HIGH YIELD (463)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST LARGE CAP CORE EQUITY (FORMERLY
ENHANCED DIVIDEND 30) (465)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST MID CAP GROWTH (462)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------


                                      P5I-78


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- ----------- -

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- ----------- -
TOUCHSTONE VST MONEY MARKET, INITIAL CLASS
(469)
Unit value at beginning of period                     $10.14       $9.97        $9.97      $10.00            -           -
Unit value at end of period                           $10.50      $10.14        $9.97       $9.97
Number of units outstanding at end of period       1,108,687   1,224,340      741,819   1,202,155
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST THIRD AVENUE VALUE (420)
Unit value at beginning of period                     $47.99      $41.43       $33.35      $24.11       $29.62      $26.06
Unit value at end of period                           $54.86      $47.99       $41.43      $33.35       $24.11      $29.62
Number of units outstanding at end of period         407,462     571,704      656,051     741,076      780,658     934,887
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST VALUE PLUS (464)
Unit value at beginning of period                     $10.97      $10.89        $9.98       $7.80            -           -
Unit value at end of period                           $12.96      $10.97       $10.89       $9.98        $7.80
Number of units outstanding at end of period         253,343     359,771      464,320     541,792        6,205
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST AGGRESSIVE ETF, INITIAL CLASS
(498)
Unit value at beginning of period                     $10.60      $10.27            -
Unit value at end of period                           $11.87      $10.60       $10.27      -            -           -
Number of units outstanding at end of period          51,120      64,045       23,909
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST CONSERVATIVE ETF, INITIAL CLASS
(400)
Unit value at beginning of period                     $10.36      $10.16            -
Unit value at end of period                           $11.05      $10.36       $10.16      -            -           -
Number of units outstanding at end of period         125,949      16,880            -
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST ENHANCED ETF, INITIAL CLASS
(499)
Unit value at beginning of period                     $10.98      $10.50            -
Unit value at end of period                           $12.50      $10.98       $10.50      -            -           -
Number of units outstanding at end of period         446,813     268,034          193
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST MODERATE ETF, INITIAL CLASS
(497)
Unit value at beginning of period                     $10.51      $10.25            -
Unit value at end of period                           $11.51      $10.51       $10.25      -            -           -
Number of units outstanding at end of period         149,406     145,411        2,011
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------


------------------------------------------------------------- ----------- ----------- ------------ -----------

                                                    2000         1999        1998        1997       INCEPTION
                                                                                                    DATE AND
                                                                                                      VALUE
------------------------------------------------------------- ----------- ----------- ------------ -----------
TOUCHSTONE VST MONEY MARKET, INITIAL CLASS
(469)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST THIRD AVENUE VALUE (420)
Unit value at beginning of period                    $23.76       $27.42      $23.47       $18.24    $10.00
Unit value at end of period                          $26.06       $23.76      $27.42       $23.47
Number of units outstanding at end of period        620,186      930,696   1,385,723    1,278,296
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST VALUE PLUS (464)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST AGGRESSIVE ETF, INITIAL CLASS
(498)
Unit value at beginning of period                         -                                    -     $10.00
Unit value at end of period                                       -           -
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST CONSERVATIVE ETF, INITIAL CLASS
(400)
Unit value at beginning of period                         -                                    -     $10.00
Unit value at end of period                                       -           -
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST ENHANCED ETF, INITIAL CLASS
(499)
Unit value at beginning of period                         -                                    -     $10.00
Unit value at end of period                                       -           -
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

TOUCHSTONE VST MODERATE ETF, INITIAL CLASS
(497)
Unit value at beginning of period                         -                                    -     $10.00
Unit value at end of period                                       -           -
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------


                                      P5I-79


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------

                                                     2006        2005         2004        2003         2002        2001


------------------------------------------------- ----------- ------------ ----------- ------------ ----------- -----------
VAN KAMPEN LIT COMSTOCK, CLASS II (429)
Unit value at beginning of period                     $14.58      $14.20       $12.25      $10.00            -           -
Unit value at end of period                           $16.69      $14.58       $14.20      $12.25
Number of units outstanding at end of period          63,602      89,197       62,173      32,215
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (459)
Unit value at beginning of period                     $13.34      $12.56       $11.93      $10.00            -           -
Unit value at end of period                           $13.51      $13.34       $12.56      $11.93
Number of units outstanding at end of period          10,001      10,651       18,299       7,394
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS I
(449)
Unit value at beginning of period                     $16.23      $14.65       $13.50      $10.70        $9.93       $9.14
Unit value at end of period                           $17.74      $16.23       $14.65      $13.50       $10.70       $9.93
Number of units outstanding at end of period          79,903     124,599      147,431     199,349      201,513     150,281
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

VAN KAMPEN UIF EMERGING MARKETS EQUITY, CLASS
II (494)
Unit value at beginning of period                     $23.04      $17.46       $14.39      $10.00            -           -
Unit value at end of period                           $31.18      $23.04       $17.46      $14.39
Number of units outstanding at end of period          39,141      40,938       19,454      14,038
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------

VAN KAMPEN UIF U.S. REAL ESTATE, CLASS I (458)
Unit value at beginning of period                     $24.73      $21.42       $15.92      $11.73       $11.99      $11.07
Unit value at end of period                           $33.68      $24.73       $21.42      $15.92       $11.73      $11.99
Number of units outstanding at end of period         189,675     247,351      322,320     331,092      376,700     339,600
------------------------------------------------ ------------ ----------- ------------ ----------- ------------ -----------


------------------------------------------------------------- ----------- ----------- ------------ ------------

                                                    2000         1999        1998        1997       INCEPTION
                                                                                                    DATE AND
                                                                                                      VALUE
------------------------------------------------------------- ----------- ----------- ------------ ------------
VAN KAMPEN LIT COMSTOCK, CLASS II (429)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (459)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS I
(449)
Unit value at beginning of period                     $8.32        $6.52       $9.23                 $10.00
Unit value at end of period                           $9.14        $8.32       $6.52        $9.23
Number of units outstanding at end of period        192,477      310,684     607,509      653,365
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

VAN KAMPEN UIF EMERGING MARKETS EQUITY, CLASS
II (494)
Unit value at beginning of period                         -            -           -            -    $10.00
Unit value at end of period
Number of units outstanding at end of period
------------------------------------------------ ----------- ------------ ----------- ------------ -----------

VAN KAMPEN UIF U.S. REAL ESTATE, CLASS I (458)
Unit value at beginning of period                     $8.68        $8.93      $10.15                 $10.00
Unit value at end of period                          $11.07        $8.68       $8.93       $10.15
Number of units outstanding at end of period        238,338      234,609     252,794       67,357
------------------------------------------------ ----------- ------------ ----------- ------------ -----------


                                      P5I-80

                                   APPENDIX B

                    ILLUSTRATION OF A MARKET VALUE ADJUSTMENT


The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

     o    Contribution to a GRO - $50,000

     o    Guarantee Period - 7 Years

     o    Withdrawal - at the end of year three of the 7 year Guarantee Period

     o    No prior partial withdrawals or transfers

     o    Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period. After three years, the GRO value is $57,881.25.

The MVA will be based on the current rate we are offering (at the time of the withdrawal) on new contributions to GROs for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months. If we don't declare a current rate for the exact time remaining, we'll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased and at the time of the withdrawal, the current rate for four-year Guarantee Period is 6.25%. Upon a full withdrawal, the MVA would be:

         -0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,192.67 from the GRO Value:

         -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

         $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

                                      P5I-81

         $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

         $51,688.58 = $57,881.25 - $3,192.67 - $3,000.00

If instead of a full withdrawal, $20,000 was requested, we would first determine the Free Withdrawal Amount:

         $5,788.13= $57,881.25 X 0.10

Free Amount = $5,788.13


The amount subject to a 6% withdrawal change (non-free amount) would be:


         $14,211.88 = $20,000.00 - $5,788.13


The MVA, which is only applicable to the non-free amount, and which is subject to the 6% withdrawal charge, would be


         ($783.91) = -0.0551589 X $14,211.88

The withdrawal charge would be:


         $957.18 = [($14,211.88 (the non-free amount) + $783.91 (the negative
MVA))/(1 - 0.06) a factor used to calculate the 6% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself] - ($14,211.88+ 783.91)


Thus, the total amount needed to provide $20,000 after the MVA and withdrawal charge would be:

         $21,741.09 = $20,000.00 + $783.91+ $957.18

The value remaining in the GRO after the withdrawal would be:

         $36,140.16 = $57,881.25 - $21,741.09

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have increased and at the time of the withdrawal, the current rate for four-year Guarantee Period is 4%. Upon a full withdrawal, the MVA would be:

         .0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

                                      P5I-82

The MVA is an increase of $1,683.71 to the value in the GRO:

         $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

         $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

         $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

         $56,564.96 = $57,881.25 + $1,683.71 - $3,000.00


If instead of a full withdrawal, $20,000 was requested, the Free Withdrawal Amount and non-free amount would first be determined as above:

          Free Amount = $ 5,788.13

          Non-Free Amount which is subject to the 6% withdrawal charge=
          $14,211.88

          The MVA which is only applicable to the non-free amount, would be:
          $413.41 = 0.0290890 X $14,211.88

          The withdrawal charge would be:


          $880.75 = [($14,211.88 (the non-free amount) - $413.41 (the positive
     MVA))/(1 - 0.06) a factor used to calculate the 6% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself] - ($14,211.88 - $413.41)


     Thus, the total amount needed to provide $20,000 after the MVA and withdrawal charge would be:

          $20,467.34 = $20,000.00 - $413.41 + $880.75

     The value remaining in the GRO after the withdrawal would be:

          $37,413.91 = $57,881.25 - $20,467.34

                                      P5I-83

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except withdrawal charges don't apply to transfers.

THE MVA CALCULATIONS WILL BE ADJUSTED TO COMPLY WITH APPLICABLE STATE REGULATION REQUIREMENTS FOR CONTRACTS ISSUED IN CERTAIN STATES.


                                      P5I-84

                                   APPENDIX C

              ILLUSTRATION OF GUARANTEED LIFETIME INCOME ADVANTAGE


The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

EXAMPLE #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, additional contributions have been made and Bonuses and Step Ups have been applied. It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero.

ASSUMPTIONS:

o Primary Annuitant's age on date GLIA Rider is purchased = 55; Spousal Annuitant's age on date GLIA Rider is purchased = 52

o Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

o Nonguaranteed Withdrawal equal to $5,000 in Contract Years 8; Nonguaranteed Withdrawal of $776 in Contract Year 14

o    Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+

o No withdrawals were taken that would result in withdrawal charges under the contract.

o    The Contract is not a tax qualified contract.

o    The Rider remains in effect during the period covered in this example.


------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
                 Primary     Spousal
  Contract     Annuitant's   Annuitant's Contribu-tions  LPA                       Adjusted        Hypothetical         Bonus
    Year       Age on the     Age on                                 Annual      Nonguaranteed     Account Value
                  APD         the APD                              Withdrawal      Withdrawal        on APD (A)
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     1             55           52       $100,000        N/A           $0              $0             $105,000        $5,000 (C)
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     2             56           53                       N/A           $0              $0             $110,250        $5,000 (C)
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     3             57           54                       N/A           $0              $0             $114,660        $5,000 (C)
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     4             58           55                       N/A           $0              $0             $118,100        $5,000 (C)
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     5             59           56                       N/A           $0              $0             $115,738        $5,000 (C)
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     6             60           57                       N/A           $0              $0             $115,738        $5,000 (C)
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     7             61           58                       N/A           $0              $0             $111,108        $5,000 (C)
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     8             62           59                       N/A         $5,000        $5,956 (E)         $108,330            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     9             63           60                    $5,807(F)      $5,807            $0             $102,523            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------


------------- --------------- ---------------- ---------------

  Contract     Bonus Base     Step-Up Base     Payment Base
    Year                                      at the end of
                                                the APD (B)
------------- --------------- ---------------- ---------------
     1           $105,000        $105,000         $105,000
------------- --------------- ---------------- ---------------
     2           $110,000      $110,250 (D)       $110,250
------------- --------------- ---------------- ---------------
     3           $115,000      $114,660 (D)       $115,000
------------- --------------- ---------------- ---------------
     4           $120,000      $118,100 (D)       $120,000
------------- --------------- ---------------- ---------------
     5           $125,000      $118,100 (D)       $125,000
------------- --------------- ---------------- ---------------
     6           $130,000        $118,100         $130,000
------------- --------------- ---------------- ---------------
     7           $135,000        $118,100         $135,000
------------- --------------- ---------------- ---------------
     8         $129,044 (E)    $112,144 (E)       $129,044
------------- --------------- ---------------- ---------------
     9           $129,044        $112,144         $129,044
------------- --------------- ---------------- ---------------


                                      P5I-85

------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
                 Primary     Spousal
  Contract     Annuitant's   Annuitant's Contribu-tions  LPA                       Adjusted        Hypothetical         Bonus
    Year       Age on the     Age on                                 Annual      Nonguaranteed     Account Value
                  APD         the APD                              Withdrawal      Withdrawal        on APD (A)
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     10            64           61        $10,000    $6,257 (G)      $6,257            $0             $104,016            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     11            65           62                      $6,257       $6,257            $0              $98,799            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     12            66           63                      $6,257       $6,257            $0              $88,590            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     13            67           64                      $6,257       $6,257            $0              $84,105            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     14            68           65                      $6,257     $7,033 (H)      $1,371 (H)          $77,913            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     15            69           66                      $6,195        $6,195           $0              $72,497            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     16            70           67                      $6,195        $6,195           $0              $69,202            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     17            71           68                      $6,195        $6,195           $0              $63,698            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     18            72           69                      $6,195        $6,195           $0              $56,229            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     19            73           70                      $6,195        $6,195           $0              $47,222            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     20            74           71                      $6,195        $6,195           $0              $42,916            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     21            75           72                      $6,195        $6,195           $0              $36,292            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     22            76           73                      $6,195        $6,195           $0              $31,185            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     23            77           74                      $6,195        $6,195           $0              $25,925            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     24            78           75                      $6,195        $6,195           $0              $18,693            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     25            79           76                     $6,195         $6,195           $0              $11,563            $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     26            80           77                    $6,195 (I)      $6,195           $0              $5,021             $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     27            81           78                      $6,195        $6,195           $0                $0               $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     28            82           79                      $6,195        $6,195           $0                $0               $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     29            83           80                      $6,195        $6,195           $0                $0               $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     30            84           81                      $6,195        $6,195           $0                $0               $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------
     31+           85           82                       $6,195       $6,195           $0                $0               $0
------------- ------------- ----------- ------------ ------------ -------------- ---------------- ------------------ --------------


------------- --------------- ---------------- ---------------

  Contract     Bonus Base     Step-Up Base     Payment Base
    Year                                      at the end of
                                                the APD (B)
------------- --------------- ---------------- ---------------
     10        $139,044 (G)    $122,144 (G)       $139,044
------------- --------------- ---------------- ---------------
     11          $139,044        $122,144         $139,044
------------- --------------- ---------------- ---------------
     12          $139,044        $122,144         $139,044
------------- --------------- ---------------- ---------------
     13          $139,044        $122,144         $139,044
------------- --------------- ---------------- ---------------
     14        $137,673 (H)    $120,773 (H)       $137,673
------------- --------------- ---------------- ---------------
     15          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     16          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     17          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     18          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     19          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     20          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     21          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     22          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     23          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     24          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     25          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     26          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     27          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     28          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     29          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     30          $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------
     31+         $137,673        $120,773         $137,673
------------- --------------- ---------------- ---------------



(A) The hypothetical Account Value includes deduction of all fees. Rounding of amounts less than $1.00 is used in this example.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C) A Bonus was added to the Bonus Base in Contract Years 1 -7 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 5.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

o 5.00% (Bonus Percentage) X ($100,000 (total contributions) - $0 (total withdrawals)) = $5,000 Bonus amount. This calculation is the same in each of the 7 years.

                                      P5I-86

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $5,000 = $105,000; the Bonus Base after the Bonus in Contract Year 2 is $105,000+ $5,000 = $110,000; the Bonus Base after the Bonus in Contract Year 3 is $110,000+ $5,000 = $115,000; the Bonus Base after the Bonus in Contract Year 4 is $115,000+ $5,000 = $120,000; the Bonus Base after the Bonus in Contract Year 5 is $120,000+ $5,000 = $125,000; the Bonus Base after the Bonus in Contract Year 6 is $125,000+ $5,000 = $130,000; the Bonus Base after the Bonus in Contract Year 7 is $130,000+ $5,000 = $135,000.

(D) In Contract Year 2, the Step-Up Base increases to $110,250 because the hypothetical Account Value ($110,250) is larger than the Step-Up Base in Contract Year 1($105,000). After the step-up, the Step-Up Base ($110,250) is larger than the Bonus Base ($110,000) and therefore the Payment Base is equal to the Step-Up Base of $110,250. In Contract Years 3 and 4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years' Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 8, the younger spouse has not yet reached age 60. Therefore, the withdrawal in the amount of $5000 is a Nonguaranteed Withdrawal. The ADJUSTED NONGUARANTEED WITHDRAWAL AMOUNT is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

     o $5,000 (Nonguaranteed Withdrawal amount) x 1.1912 ($135,000 Payment Base divided by $113,330 Account Value [$108,330 + $5,000]) = $5,956
          (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the payment Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

     o $135,000 Bonus Base - $5,956 Adjusted Nonguaranteed Withdrawal amount = $129,044 Bonus Base after the Nonguaranteed Withdrawal

     o $118,100 Step-Up Base - $5,956 Adjusted Nonguaranteed Withdrawal amount = $112,144 Step-Up Base after the Nonguaranteed Withdrawal

(F) In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

     o    4.5% (Withdrawal Percentage) X $129,044 (Payment Base) =$5,807 (LPA)

(G) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

     o $129,044 Bonus Base + $10,000 additional contribution amount = $139,044 Bonus Base after the additional contribution.

     o $112,144 Step-Up Base + $10,000 additional contribution amount = $122,144 Step-Up Base after the additional contribution.

                                      P5I-87

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

     o    4.5% (Withdrawal Percentage) X $139,044 (Payment Base) =$6,257 (LPA)


 (H) In Contract Year 14, A Nonguaranteed Withdrawal in the amount of $776 ($7,033 amount withdrawn - $6,257 LPA) is taken. The ADJUSTED NONGUARANTEED WITHDRAWAL AMOUNT is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

     o $776 (Nonguaranteed Withdrawal amount) x 1.767 ($139,044 Payment Base divided by $78,689 Account Value [$77,913+ $776]) = $1,371 (Adjusted
          Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

     o $139,044 Bonus Base - $1,371 Adjusted Nonguaranteed Withdrawal amount = $137,673 Bonus Base after the Nonguaranteed Withdrawal.

     o $122,144 Step-Up Base - $1371 Adjusted Nonguaranteed Withdrawal amount = $120,773 Step-Up Base after the Nonguaranteed Withdrawal

     The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $137,673 x 4.5% = $6,195.

(I) In Contract Year 26, the Account Value is reduced to zero, however the Payment Base is greater than zero; therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

                                      P5I-88

EXAMPLE #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied. It also illustrates the termination of the rider is the Account Value is reduced to zero by a Nonguaranteed Withdrawal.

ASSUMPTIONS:

     o    Annuitant's age on date GLIA Rider is purchased = 55

     o    Initial contribution = $100,000; no additional contributions

     o    Withdrawals equal to LPA in Contract Years 6-7, 9-13

     o    Nonguaranteed Withdrawals in Contract Year 8 in the amount of $25,000

     o    Full Account Value withdrawn in Contract Year 14

     o No withdrawals were taken that would result in withdrawal charges under the contract.

     o    The Contract is not a tax qualified contract.

     o    The Rider remains in effect during the period covered in this example.


------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
  Contract     Annuitant's    Contributions       LPA          Annual          Adjusted         Hypothetical        Bonus
    Year        Age on APD                                   Withdrawal     Nonguaranteed     Account Value on
                                                                              Withdrawal          APD (A)
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     1              55           $100,000         N/A            $0               $0              $99,000         $5,000 (C)
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     2              56                            N/A            $0               $0              $98,010         $5,000 (C)
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     3              57                            N/A            $0               $0              $95,070         $5,000(C)
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     4              58                            N/A            $0               $0              $92,218         $5,000(C)
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     5              59                            N/A            $0               $0              $91,295         $5,000 (C)
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     6              60                        $5,625 (E)     $5,625(E)            $0              $86,583             $0
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     7              61                          $5,625         $5,625             $0              $81,824             $0
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     8              62                          $5,625      $25,000 (F)        $31,446            $57,642             $0
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     9              63                          $4,210         $4,210             $0              $52,856             $0
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     10             64                          $4,210         $4,210             $0              $48,118             $0
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     11             65                          $4,210         $4,210             $0              $41,502             $0
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     12             66                          $4,210         $4,210             $0              $37,707             $0
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     13             67                          $4,210         $4,210             $0              $33,497             $0
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     14             68                          $4,210      $33,497 (G)          N/A                 $0               $0
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------
     15             69                            $0             $0               $0                 $0               $0
------------- --------------- --------------- ------------ --------------- ----------------- ------------------- -------------


------------- -------------- --------------- ------------------
  Contract     Bonus Base     Step-Up Base    Payment Base at
    Year                                      the end of the
                                                  APD (B)
------------- -------------- --------------- ------------------
     1          $105,000      $100,000 (D)       $105,000
------------- -------------- --------------- ------------------
     2          $110,000      $100,000 (D)       $110,000
------------- -------------- --------------- ------------------
     3          $115,000      $100,000 (D)       $116,823
------------- -------------- --------------- ------------------
     4          $120,000      $100,000 (D)       $121,496
------------- -------------- --------------- ------------------
     5          $125,000      $100,000 (D)       $125,000
------------- -------------- --------------- ------------------
     6          $125,000      $100,000 (D)       $125,000
------------- -------------- --------------- ------------------
     7          $125,000      $100,000 (D)       $125,000
------------- -------------- --------------- ------------------
     8           $93,554        $68,554           $93,554
------------- -------------- --------------- ------------------
     9           $93,554        $68,554           $93,554
------------- -------------- --------------- ------------------
     10          $93,554        $68,554           $93,554
------------- -------------- --------------- ------------------
     11          $93,554        $68,554           $93,554
------------- -------------- --------------- ------------------
     12          $93,554        $68,554           $93,554
------------- -------------- --------------- ------------------
     13          $93,554        $68,554           $93,554
------------- -------------- --------------- ------------------
     14            $0              $0               $0
------------- -------------- --------------- ------------------
     15            $0              $0               $0
------------- -------------- --------------- ------------------


                                      P5I-89

(A) The hypothetical Account Value includes deduction of all fees. Rounding of amounts less than $1.00 is used in this example.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C) A Bonus was added to the Bonus Base in Contract Years 1 -5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 5.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

     o 5.00% (Bonus Percentage) X ($100,000 (total contributions) - $0 (total withdrawals)) = $5,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $5,000 = $105,000; the Bonus Base after the Bonus in Contract Year 2 is $105,000+ $5,000 = $110,000; the Bonus Base after the Bonus in Contract Year 3 is $110,000+ $5,000 = $115,000; the Bonus Base after the Bonus in Contract Year 4 is $115,000+ $5,000 = $120,000; the Bonus Base after the Bonus in Contract Year 5 is $120,000+ $5,000 = $125,00.

(D) In Contract Years 1-8, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

     o    4.5% (Withdrawal Percentage) X $125,000 (Payment Base) =$5,625 (LPA)

(F) A Nonguaranteed Withdrawal in the amount of $19,375 ($25,000 amount withdrawn - $5,625 LPA) is taken in Contract Year 8. The ADJUSTED NONGUARANTEED WITHDRAWAL AMOUNT is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. It is calculated as follows:

     o $19,375 (Nonguaranteed Withdrawal amount) x 1.6230 ($125,000 Payment Base divided by $77,017 Account Value [$57,642+ $19,375]) = $31,446
          (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

     o $125,000 Bonus Base - $31,446 Adjusted Nonguaranteed Withdrawal amount = $93,554 Bonus Base after the Nonguaranteed Withdrawal

     o $100,000 Step-Up Base - $31,446 Adjusted Nonguaranteed Withdrawal amount = $68,554 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $93,554 x 4.5% = $4,210.

(G) A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.

                                      P5I-90

                                   APPENDIX D

                 ENHANCED EARNINGS BENEFIT CALCULATION EXAMPLES


EXAMPLE #1 - The following is a hypothetical example of how the EEB works:

Assumptions:

     o    Annuitant was age 60 on the Contract Date (40% benefit)

     o    Initial contribution = $100,000

     o    No additional contributions

     o    No withdrawals

     o Hypothetical Account Value at the time the Death Benefit is calculated = $125,000

Based on these assumptions stated above:

>>   The gain in the contract is = $25,000 ($125,000-$100,000 =$25,000)

>>   Benefit paid would be $10,000 ($25,000 x 40%)


EXAMPLE #2 - The following is an example of how the EEB will be calculated and paid in conjunction with the standard Death Benefit under this contract.

Assumptions:

     o    Annuitant was age 60 on the Contract Date (40% benefit)

     o    Initial contribution = $50,000

     o    No additional contributions

     o    No withdrawals

     o Hypothetical Account Value at the time the Death Benefit is calculated = $60,000

     o    Highest anniversary Account Value = $70,000

Based on these assumptions:

>>   the gain in the contract is $10,000 ($60,000 - $50,000);

>>   the EEB is $4,000 (40% x $10,000); and thus

>>   the total payment to the beneficiaries is $74,000 ($70,000 + $4,000)

                                      P5I-91

                       STATEMENT OF ADDITIONAL INFORMATION


                                FEBRUARY 14, 2008


                                       FOR

                                   PINNACLE V

                       FLEXIBLE PREMIUM VARIABLE ANNUITIES

                                    ISSUED BY

                        INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                     FUNDED THROUGH ITS SEPARATE ACCOUNT II


                                Table of Contents
                                                                           Page

Part 1 - Integrity and Custodian..............................................2
Part 2 - Distribution of the Contracts........................................2
Part 3 - Performance Information..............................................2
Part 4 - Determination of Accumulation Unit Values............................7
Part 5 - Distributions under Tax-Favored Retirement Programs..................7
Part 6 - Financial Statements.................................................7


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated February 14, 2008. For definitions of special terms used in the SAI, please refer to the prospectus.


A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

Part 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company (Integrity) is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202. Integrity, the depositor of Separate Account II is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a life insurance company originally organized under the laws of the State of Ohio on February 23, 1888

Integrity is the custodian for the shares of Portfolios owned by Separate Account II. The shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch or other recognized rating services. Integrity is currently rated "A++" (Superior) by A.M. Best Company, "AA+" (Very Strong) by Standard & Poor's Corporation, "Aa2" (Excellent) by Moody's Investors Service, Inc., and "AA+" (Very Strong) by Fitch. However, Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

Tax Status of Integrity

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). Since the Separate Accounts aren't separate entities from us, and their operations form a part of us, they aren't taxed separately as "regulated investment companies" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Accounts are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Accounts' investment income, including realized net capital gains, isn't taxed to us. We can make a tax deduction if federal tax laws change to include these items in our taxable income.

Part 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, and indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

In addition to commissions and other incentives described in the prospectus, we also offer a 1.00% annual trail commission paid quarterly to certain producers who qualify for a program called "Dynasty Trail." Producers who have at least $6,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission.

Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $28,701,189 in 2006, $20,409,914 in 2005, $19,986,052 in 2004. Touchstone Securities didn't retain distribution allowances during these years.

Part 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders. The Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past. Historical performance does not predict future results.

Total Returns

Total returns reflect all aspects of the return of Variable Account Option (Option), including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option, including mortality and expense risk charge, the annual administrative charge and other charges that are made against the contract values of all contract owners. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the withdrawal charge, if applicable. Total returns may be shown at the same time that do not take into account deduction of the withdrawal charge, the annual administrative charge and/or the cost of optional benefits.

Non-standardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won't reflect the deduction of any applicable withdrawal charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge isn't reflected because the contracts are designed for long- term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge. For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren't available at that time.

An average annual total return shows the hypothetical annual return that would produce the same cumulative total return if the Variable Investment Option experienced exactly the same return each year for the entire period shown. Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won't mirror the actual performance, even though the end result will be the same. Investors should realize that the Option's performance isn't constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any withdrawal charge. Yields are annualized and stated as a percentage.

Current yield and effective yield may be calculated for the Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = {(Base Period Return) + 1)365/7} - 1 Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (Lipper) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally don't reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron's, Business Week, CDA Technologies, Inc., Changing Times, Consumer's Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stange's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option's units against certain widely recognized standards or indices for stock and bond market performance. Following are representative indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Morgan Stanley Capital International EAFE Index is arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign-targeted issues aren't included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman
Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation. Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of various broker dealers, analysts or pricing services, including but not limited to First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by Integrity or any of the portfolio advisers derived from such indices or averages.

For those Variable Account Options which haven't been investment divisions within the Separate Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance those Options would have achieved (reduced by the applicable charges) if they had been investment divisions within the Separate Account for the period quoted.

Individualized Computer Generated Illustrations

Integrity may, from time to time, use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We can republish figures independently provided by Morningstar or any similar agency or service.

Part 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern Time. Each Option's accumulation unit value is calculated separately. For all Options other than the Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. For the Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Certain TSA funds can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70 1/2.

Distributions from a tax-favored plan (not including a Traditional IRA or a Roth
IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn't elect to have withholding apply.

We aren't permitted to make distributions from a contract unless you make a request. It's your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules.

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn't intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

Part 6 - FINANCIAL STATEMENTS

The financial statements of Separate Account II as of December 31, 2006, and for the periods indicated in the financial statements, the statutory-basis financial statements of Integrity as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, included in this SAI have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included herein. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on the authority of such firm as experts in accounting and auditing.

You should distinguish the financial statements of Integrity from the financial statements of the Separate Account and consider the Integrity financial statements only as they relate to the ability of Integrity to meet its obligations under the contracts. You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to Integrity policy holders dated March 3, 2000. You should not consider the Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

                                     PART A

The PINNACLE V prospectus dated May 1, 2007 is incorporated into Part A of this Post-Effective Amendment No. 29 to the Registration Statement number 033-51268, by reference to the Registrant's Post-Effective Amendment No. 28 filed on April 20, 2007 in the same Registration Statement.

The following amendment dated February 14, 2008 to the Prospectus dated May 1, 2007 is included in Part A of this Post-Effective Amendment No. 29 to the Registration Statement number 033-51268.

              Amendment dated February 14, 2008 to Prospectus dated
          May 1, 2007 for PINNACLE V Flexible Premium Variable Annuity
   Issued by INTEGRITY LIFE INSURANCE COMPANY through its Separate Account II


This is an amendment to the prospectus identified above, which describes a change in the variable annuity contract currently being issued by Integrity Life Insurance Company. Please retain this amendment to the prospectus for future reference.

Effective February 25, 2008, the following NEW VARIABLE ACCOUNT OPTIONS will be added and available in the PINNACLE V offered via the May 1, 2007 prospectus and in the PINNACLE IV, as described in the Prior Contracts section of the May 1, 2007 PINNACLE V prospectus:


-------------------------------------------------------------------------- --------------------------------------------------------
PIMCO VIT All Asset Portfolio, Advisor Class                               PIMCO VIT Total Return Portfolio, Advisor Class
-------------------------------------------------------------------------- --------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class            Rydex VT Absolute Return Strategies Fund
-------------------------------------------------------------------------- --------------------------------------------------------
PIMCO VIT Low Duration Portfolio, Advisor Class                            Rydex VT Hedged Equity Fund
-------------------------------------------------------------------------- --------------------------------------------------------
PIMCO VIT Real Return Portfolio, Advisor Class                             Rydex VT Sector Rotation Fund
-------------------------------------------------------------------------- --------------------------------------------------------


Effective February 25, 2008, PART 1 - FEES AND EXPENSE TABLES AND SUMMARY, in the section titled "TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES," your prospectus is amended as follows:

The following table shows the total operating expenses charged by the additional Portfolios that you will pay periodically during the time you own the contract. More detail concerning each additional Portfolio's fees and expenses is contained in the prospectus for each Portfolio. The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios' assets, including management fees, distribution or 12b-1 fees, and other expenses are:

 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each additional Portfolio:

-------------------------------------------------------------------- ----------- ---------- ---------- ------------- -------------
                                                                                   12B-1                 ACQUIRED
PORTFOLIO                                                            MANAGE-MENT FEE OR       OTHER     FUND FEES       TOTAL
                                                                        FEES     SERVICE    EXPENSES       AND          ANNUAL
                                                                                   FEES                  EXPENSES      EXPENSES
-------------------------------------------------------------------- ----------- ---------- ---------- ------------- -------------
PIMCO VIT All Assets Portfolio, Advisor Class                          0.175%      0.25%      0.25%       0.61%         1.285%
-------------------------------------------------------------------- ----------- ---------- ---------- ------------- -------------
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class(14)    0.49%       0.25%      0.25%       0.03%         1.02%
-------------------------------------------------------------------- ----------- ---------- ---------- ------------- -------------
PIMCO VIT Low Duration Portfolio, Advisor Class                        0.25%       0.25%      0.25%        N/A          0.75%
-------------------------------------------------------------------- ----------- ---------- ---------- ------------- -------------
PIMCO VIT Real Return Portfolio, Advisor Class                         0.25%       0.25%      0.25%        N/A          0.75%
-------------------------------------------------------------------- ----------- ---------- ---------- ------------- -------------
PIMCO VIT Total Return Portfolio, Advisor Class                        0.25%       0.25%      0.27%        N/A          0.77%
-------------------------------------------------------------------- ----------- ---------- ---------- ------------- -------------
Rydex VT Absolute Return Strategies Fund                               1.15%       0.00%      0.55%        N/A          1.70%
-------------------------------------------------------------------- ----------- ---------- ---------- ------------- -------------
Rydex VT Hedged Equity Fund                                            1.15%       0.00%      0.78%        N/A          1.93%
-------------------------------------------------------------------- ----------- ---------- ---------- ------------- -------------
Rydex VT Sector Rotation Fund                                          0.90%       0.00%      0.74%        N/A          1.64%
-------------------------------------------------------------------- ----------- ---------- ---------- ------------- -------------


(14) PIMCO has contractually agreed to waive the advisory fee and administration fee it receives from the Portfolio in an amount equal to a 0.49% advisory fee and a 0.20% administration fee paid to PIMCO by a subsidiary. This waiver cannot be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.

PART 3 - YOUR INVESTMENT OPTIONS, in the section titled "THE VARIABLE ACCOUNT OPTIONS," your prospectus is amended by the addition of the following:

PIMCO VARIABLE INSURANCE TRUST

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio. PIMCO is located at 840 Newport Center Drive, Newport beach, California 92660.

Below is a summary of the investment objectives of the PIMCO Variable Insurance Trust Portfolios. There are risks of investing and no guarantees that a fund will be able to achieve its objective. YOU SHOULD READ

PIMCO VIT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PIMCO VIT All Asset Portfolio

The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio normally invests in the Institutional Class of the underlying PIMCO funds and does not invest directly in stocks or bonds of other issuers. The Portfolio is a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. Research Affiliates LLC, an affiliate of PIMCO, is the Portfolio's asset allocation sub-advisor.

PIMCO VIT CommodityRealReturn Strategy Portfolio

The PIMCO VIT CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management. The Portfolio normally invests in the commodity-linked derivative instruments.

PIMCO VIT Low Duration Portfolio

The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average Portfolio duration varies from 1-3 years.

PIMCO VIT Real Return

The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio normally invests at lease 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and Non-U.S. governments, their agencies or instrumentalities and corporations.

PIMCO VIT Total Return

The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average Portfolio duration varies from 3-6 years.

RYDEX VARIABLE TRUST

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Rydex Investments is the investment advisor to each Portfolio. The Advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Rydex VT Absolute Return Strategies Fund

The Rydex Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Hedged Equity Fund

The Rydex Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Sector Rotation Fund

The Rydex Sector Rotation Fund seeks long-term capital appreciation by moving its investments among different sectors or industries. Each month the advisor uses a quantitative methodology to rank approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over near-term periods. The fund then invests in the top ranked industries.

                                     PART B

The PINNACLE V Statement of Additional Information dated May 1, 2007 is incorporated into Part B of this Post-Effective Amendment No. 29 to Registration Statement number 033-51268, by reference to the Registrant's Post-Effective Amendment No. 28 filed on April 20, 2007 in the same Registration Statement.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                              Financial Statements

                          Year Ended December 31, 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .....................  1

Audited Financial Statements

Statements of Assets and Liabilities ........................................  2
Statements of Operations ....................................................  4
Statements of Changes in Net Assets .........................................  8
Notes to Financial Statements ............................................... 14

             Report of Independent Registered Public Accounting Firm

The Contract Owners
         Separate Account II of Integrity Life Insurance Company
And
The Board of Directors
         Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account II of Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Statements of Assets and Liabilities, as of December 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account II of Integrity Life Insurance Company at December 31, 2006, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

Cincinnati, Ohio
April 9, 2007

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                      Statements of Assets and Liabilities

                                December 31, 2006


                                                                             Receivable
                                                                                from
                                                                            (payable to)
                                                                            the general
                                                              Investments     account
                        DIVISION                             at fair value  of Integrity  NET ASSETS   UNIT VALUE  UNITS OUTSTANDING
--------------------------------------------------------------------------  -------------------------  -----------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                 $     898,442  $        (2)  $   898,440  $    11.85             75,838
  Touchstone Balanced (Pinnacle IV TM)                           1,244,971           (4)    1,244,967       13.73             90,677
  Touchstone Baron Small Cap (Pinnacle IV TM)                    2,920,322            3     2,920,325       17.36            168,193
  Touchstone Conservative ETF (Pinnacle IV TM)                   1,880,649            3     1,880,652       11.03            170,570
  Touchstone Core Bond (Pinnacle IV TM)                          1,523,179           --     1,523,179       11.17            136,349
  Touchstone Mid Cap Growth - TVST (Pinnacle IV TM)              1,775,846           (6)    1,775,840       15.99            111,045
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)               2,007,115            7     2,007,122       13.12            152,979
  Touchstone Enhanced ETF (Pinnacle IV TM)                       2,179,883            1     2,179,884       12.47            174,757
  Touchstone Growth & Income (Pinnacle IV TM)                    1,075,864           (1)    1,075,863       13.19             81,596
  Touchstone High Yield (Pinnacle IV TM)                         5,410,829           (1)    5,410,828       13.90            389,140
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)           228,928            5       228,933       10.56             21,688
  Touchstone Moderate ETF (Pinnacle IV TM)                       2,378,343           (4)    2,378,339       11.48            207,102
  Touchstone Money Market (Pinnacle IV TM)                           4,706           (3)        4,703       10.45                450
  Touchstone Third Avenue Value (Pinnacle IV TM)                13,434,372           (7)   13,434,365       18.30            734,191
  Touchstone Value Plus (Pinnacle IV TM)                           593,430            7       593,437       12.90             46,001
  Touchstone Aggressive ETF (Pinnacle TM)                          606,901            4       606,905       11.87             51,120
  Touchstone Balanced (Pinnacle TM)                              1,876,380           (1)    1,876,379       13.79            136,024
  Touchstone Baron Small Cap (Pinnacle TM)                       4,191,093            4     4,191,097       31.33            133,758
  Touchstone Conservative ETF (Pinnacle TM)                      1,391,646           (3)    1,391,643       11.05            125,949
  Touchstone Core Bond (Pinnacle TM)                               940,864            2       940,866       11.22             83,827
  Touchstone Mid Cap Growth (Pinnacle TM)                          917,113            7       917,120       16.07             57,079
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                  8,366,317          (10)    8,366,307       13.18            634,670
  Touchstone Enhanced ETF (Pinnacle TM)                          5,585,366            3     5,585,369       12.50            446,813
  Touchstone Growth & Income (Pinnacle TM)                         419,509           (2)      419,507       13.25             31,667
  Touchstone High Yield (Pinnacle TM)                            3,445,208           (5)    3,445,203       13.97            246,607
  Touchstone Eagle Capital Appreciation (Pinnacle TM)            7,647,306            8     7,647,314       22.17            344,995
  Touchstone Moderate ETF (Pinnacle TM)                          1,719,429           (1)    1,719,428       11.51            149,406
  Touchstone Money Market (Pinnacle TM)                         11,642,476          (42)   11,642,434       10.50          1,108,687
  Touchstone Third Avenue Value (Pinnacle TM)                   22,352,113          (24)   22,352,089       54.86            407,462
  Touchstone Value Plus (Pinnacle TM)                            3,283,672            4     3,283,676       12.96            253,343
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                4,730,447           (5)    4,730,442       11.96            395,598
  JP Morgan International Equity (Pinnacle IV TM)                1,318,718           --     1,318,718       15.71             83,951
  JP Morgan Mid Cap Value (Pinnacle IV TM)                       1,356,374           (8)    1,356,366       17.37             78,087
  JP Morgan Bond (Pinnacle TM)                                   7,800,670        8,740     7,809,410       14.35            544,241
  JP Morgan International Equities (Pinnacle TM)                 1,735,599           (2)    1,735,597       13.84            125,421
  JP Morgan Mid Cap Value (Pinnacle TM)                            209,706           (6)      209,700       14.28             14,686
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)             1,417,542            8     1,417,550       17.74             79,903
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                  6,389,137           13     6,389,150       33.68            189,675
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                      11,289,771           (1)   11,289,770       16.73            674,841
  Fidelity VIP II Contrafund (Pinnacle TM)                      18,351,580            4    18,351,584       20.01            916,926
  Fidelity VIP III Growth & Income (Pinnacle TM)                 5,695,870            6     5,695,876       15.00            379,608
  Fidelity VIP III Growth Opportunities (Pinnacle TM)            1,562,323           (2)    1,562,321       10.47            149,274
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM)                       193,841            1       193,842       10.90             17,788
  Touchstone Conservative ETF (Pinnacle IV TM)                     504,747            3       504,750       10.58             47,703
  Touchstone Enhanced ETF (Pinnacle IV TM)                         513,787           --       513,787       11.03             46,599
  Touchstone Moderate ETF (Pinnacle IV TM)                         395,628           (3)      395,625       10.72             36,896
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM)                 197,166            4       197,170       10.87             18,140
  Touchstone GMAB Conservative ETF (Pinnacle IV TM)                234,902           (4)      234,898       10.55             22,257
  Touchstone GMAB Moderate ETF (Pinnacle IV TM)                     45,897           (4)       45,893       10.70              4,291
  Touchstone Money Market (Pinnacle IV TM)                       5,640,625          (19)    5,640,606       10.38            543,497
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                       471,873            2       471,875        9.66             48,857
  MFS Emerging Growth (Pinnacle IV TM)                           2,912,577           (1)    2,912,576        9.74            299,172
  MFS Investors Growth Stock (Pinnacle IV TM)                      341,139           (1)      341,138        9.48             35,987
  MFS Mid Cap Growth (Pinnacle IV TM)                              713,553           --       713,553        7.88             90,607
  MFS New Discovery (Pinnacle IV TM)                               473,651           --       473,651       10.72             44,180
  MFS Total Return (Pinnacle IV TM)                              3,632,360           (2)    3,632,358       12.90            281,624
  Fidelity VIP Growth (Pinnacle TM)                              2,070,411           (2)    2,070,409        9.07            228,298
  Fidelity VIP III Mid Cap (Pinnacle TM)                        12,529,707           (2)   12,529,705       31.52            397,548
  MFS Capital Opportunities (Pinnacle TM)                        1,022,873            3     1,022,876        7.08            144,574
  MFS Emerging Growth (Pinnacle TM)                                836,275            1       836,276        5.56            150,464
  MFS Investors Growth Stock (Pinnacle TM)                           3,619           (4)        3,615       11.85                305


SEE ACCOMPANYING NOTES.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2006


                                                                             Receivable
                                                                                from
                                                                            (payable to)
                                                                            the general
                                                              Investments     account
                        DIVISION                             at fair value  of Integrity  NET ASSETS   UNIT VALUE  UNITS OUTSTANDING
--------------------------------------------------------------------------  -------------------------  -----------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Mid Cap Growth (Pinnacle TM)                           $   1,267,984  $        (1)  $ 1,267,983  $     6.80            186,446
  MFS New Discovery (Pinnacle TM)                                  731,518           (5)      731,513        9.28             78,800
  MFS Total Return (Pinnacle TM)                                   539,131           (6)      539,125       12.18             44,263
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                      272,077            5       272,082       11.19             24,312
  Fidelity VIP Balanced (Pinnacle IV TM)                         1,156,123           (4)    1,156,119       13.23             87,376
  Fidelity VIP Contrafund (Pinnacle IV TM)                      16,310,369           (2)   16,310,367       15.65          1,042,041
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)       450,057           (2)      450,055       14.08             31,971
  Fidelity VIP Equity-Income (Pinnacle IV TM)                    5,171,142           (5)    5,171,137       13.59            380,396
  Fidelity VIP Growth (Pinnacle IV TM)                           2,034,790           (5)    2,034,785        9.38            216,974
  Fidelity VIP Growth & Income (Pinnacle IV TM)                  2,093,942            5     2,093,947       12.08            173,304
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)               425,242            5       425,247       10.98             38,742
  Fidelity VIP High Income (Pinnacle IV TM)                      1,863,412            1     1,863,413       13.66            136,410
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)            1,152,937           (2)    1,152,935       10.64            108,388
  Fidelity VIP Mid Cap (Pinnacle IV TM)                         13,016,823            9    13,016,832       19.57            665,105
  Fidelity VIP Overseas (Pinnacle IV TM)                         1,356,532           (2)    1,356,530       15.03             90,264
  Fidelity VIP Asset Manager (Pinnacle TM)                          17,083           (4)       17,079       11.22              1,522
  Fidelity VIP Balanced (Pinnacle TM)                              441,756            2       441,758       12.03             36,736
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)          263,819            5       263,824       14.25             18,516
  Fidelity VIP High Income (Pinnacle TM)                         1,302,014           --     1,302,014       11.88            109,560
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                 801,395            5       801,400       10.67             75,137
  Fidelity VIP Overseas (Pinnacle TM)                              726,575           (5)      726,570       15.07             48,216
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)          1,060,194           (5)    1,060,189       18.82             56,334
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)               7,240,952          (10)    7,240,942       28.58            253,383
  Franklin Growth and Income Securities (Pinnacle TM)            9,873,180           (6)    9,873,174       15.22            648,835
  Franklin Income Securities (Pinnacle TM)                      24,495,588           --    24,495,588       16.69          1,467,377
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                      165,130            3       165,133       10.00             16,517
  Putnam VT Growth and Income (Pinnacle IV TM)                   1,377,811            6     1,377,817       12.39            111,239
  Putnam VT International Equity (Pinnacle IV TM)                1,220,417            8     1,220,425       15.85             76,982
  Putnam VT Small Cap Value (Pinnacle IV TM)                     3,634,973            2     3,634,975       18.33            198,312
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)      375,443           (5)      375,438       13.43             27,954
  Putnam VT Voyager (Pinnacle IV TM)                               191,854            3       191,857       13.11             14,634
  Putnam VT Discovery Growth (Pinnacle TM)                           3,488           (1)        3,487        9.96                350
  Putnam VT Growth and Income (Pinnacle TM)                        475,089           (8)      475,081       12.42             38,238
  Putnam VT International Equity (Pinnacle TM)                   1,137,300           (5)    1,137,295       15.79             72,017
  Putnam VT Small Cap Value (Pinnacle TM)                        2,749,738            6     2,749,744       18.49            148,736
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)         104,874           (3)      104,871       13.48              7,777
  Putnam VT Voyager (Pinnacle TM)                                   73,041            2        73,043       13.16              5,549
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)         1,398,289            4     1,398,293       15.01             93,147
  Franklin Income Securities (Pinnacle IV TM)                   13,616,130            4    13,616,134       16.46            826,981
  Franklin Large Cap Growth Securities (Pinnacle IV TM)          1,017,370            6     1,017,376       13.76             73,919
  Franklin Mutual Shares Securities (Pinnacle IV TM)             5,479,328            1     5,479,329       17.08            320,805
  Templeton Foreign Securities (Pinnacle IV TM)                  3,056,484           (4)    3,056,480       19.06            160,397
  Templeton Growth Securities (Pinnacle IV TM)                   9,655,432           (4)    9,655,428       18.31            527,334
  Van Kampen LIT Comstock (Pinnacle IV TM)                       1,492,364           (4)    1,492,360       16.63             89,764
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                 369,335           (4)      369,331       13.45             27,453
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)        2,523,437           (4)    2,523,433       31.05             81,270
  Franklin Large Cap Growth Securities (Pinnacle TM)               433,641           (2)      433,639       13.82             31,380
  Franklin Mutual Shares Securities (Pinnacle TM)                4,823,965          (13)    4,823,952       17.15            281,299
  Templeton Foreign Securities (Pinnacle TM)                     2,532,874           (3)    2,532,871       19.13            132,385
  Templeton Growth Securities (Pinnacle TM)                      3,644,469            8     3,644,477       18.38            198,244
  Van Kampen LIT Comstock (Pinnacle TM)                          1,061,676           (3)    1,061,673       16.69             63,602
  Van Kampen LIT Strategic Growth (Pinnacle TM)                    135,094           (6)      135,088       13.51             10,001
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)           1,220,220           10     1,220,230       31.18             39,141
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                      1,134,051           (1)    1,134,050       11.79             96,148
  DWS Small Cap Index VIP (Pinnacle IV TM)                         196,800           (5)      196,795       15.68             12,554
  DWS Equity 500 Index VIP (Pinnacle TM)                         9,616,662            5     9,616,667       14.78            650,722
  DWS Small Cap Index VIP(Pinnacle TM)                           2,222,235           (3)    2,222,232       16.16            137,526
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                      5,671,065            2     5,671,067       13.37            424,232
  DWS Small Cap Index VIP (Pinnacle IV TM)                         582,382           (8)      582,374       15.01             38,787


SEE ACCOMPANYING NOTES.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                            Statements of Operations

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                 ---------------------------

                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                     $   12,465   $       12,190   $      275
  Touchstone Balanced (Pinnacle IV TM)                               22,037           17,589        4,448
  Touchstone Baron Small Cap (Pinnacle IV TM)                            --           41,399      (41,399)
  Touchstone Conservative ETF (Pinnacle IV TM)                       14,960           26,448      (11,488)
  Touchstone Core Bond (Pinnacle IV TM)                              65,044           20,298       44,746
  Touchstone Mid Cap Growth - TVST (Pinnacle IV TM)                      --           23,190      (23,190)
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                   44,597           21,906       22,691
  Touchstone Enhanced ETF (Pinnacle IV TM)                           14,770           28,631      (13,861)
  Touchstone Growth & Income (Pinnacle IV TM)                        24,781           15,123        9,658
  Touchstone High Yield (Pinnacle IV TM)                            390,201           56,589      333,612
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)              1,814            3,346       (1,532)
  Touchstone Moderate ETF (Pinnacle IV TM)                           22,947           31,069       (8,122)
  Touchstone Money Market (Pinnacle IV TM)                              223               67          156
  Touchstone Third Avenue Value (Pinnacle IV TM)                    136,688          181,221      (44,533)
  Touchstone Value Plus (Pinnacle IV TM)                              4,559           10,123       (5,564)
  Touchstone Aggressive ETF (Pinnacle TM)                             8,455           10,441       (1,986)
  Touchstone Balanced (Pinnacle TM)                                  33,198           23,833        9,365
  Touchstone Baron Small Cap (Pinnacle TM)                               --           62,885      (62,885)
  Touchstone Conservative ETF (Pinnacle TM)                          11,058            9,187        1,871
  Touchstone Core Bond (Pinnacle TM)                                 40,744           14,503       26,241
  Touchstone Mid Cap Growth (Pinnacle TM)                                --           11,736      (11,736)
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                     185,896          126,388       59,508
  Touchstone Enhanced ETF (Pinnacle TM)                              37,650           58,796      (21,146)
  Touchstone Growth & Income (Pinnacle TM)                            9,673            5,805        3,868
  Touchstone High Yield (Pinnacle TM)                               248,450           55,371      193,079
  Touchstone Eagle Capital Appreciation  (Pinnacle TM)               60,661          105,786      (45,125)
  Touchstone Moderate ETF (Pinnacle TM)                              16,629           22,665       (6,036)
  Touchstone Money Market (Pinnacle TM)                             595,256          166,718      428,538
  Touchstone Third Avenue Value (Pinnacle TM)                       226,946          324,103      (97,157)

                                                                 REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                -----------------------------

                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                     $    17,033   $          --
  Touchstone Balanced (Pinnacle IV TM)                                31,597         113,683
  Touchstone Baron Small Cap (Pinnacle IV TM)                        274,875          83,995
  Touchstone Conservative ETF (Pinnacle IV TM)                        11,700             210
  Touchstone Core Bond (Pinnacle IV TM)                                6,422              --
  Touchstone Mid Cap Growth - TVST (Pinnacle IV TM)                  (12,855)         93,178
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                    65,693              --
  Touchstone Enhanced ETF (Pinnacle IV TM)                            71,721              --
  Touchstone Growth & Income (Pinnacle IV TM)                         28,396          97,275
  Touchstone High Yield (Pinnacle IV TM)                              69,700              --
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)               9,375              --
  Touchstone Moderate ETF (Pinnacle IV TM)                            38,853              98
  Touchstone Money Market (Pinnacle IV TM)                                --              --
  Touchstone Third Avenue Value (Pinnacle IV TM)                   1,066,074         702,813
  Touchstone Value Plus (Pinnacle IV TM)                              54,680              --
  Touchstone Aggressive ETF (Pinnacle TM)                             69,062              --
  Touchstone Balanced (Pinnacle TM)                                  119,781         167,016
  Touchstone Baron Small Cap (Pinnacle TM)                           835,822         122,764
  Touchstone Conservative ETF (Pinnacle TM)                            3,219             154
  Touchstone Core Bond (Pinnacle TM)                                  (1,633)             --
  Touchstone Mid Cap Growth (Pinnacle TM)                            (37,863)         49,365
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                      638,839              --
  Touchstone Enhanced ETF (Pinnacle TM)                               37,469              --
  Touchstone Growth & Income (Pinnacle TM)                            17,283          38,100
  Touchstone High Yield (Pinnacle TM)                                202,279              --
  Touchstone Eagle Capital Appreciation  (Pinnacle TM)              (834,453)             --
  Touchstone Moderate ETF (Pinnacle TM)                               86,468              72
  Touchstone Money Market (Pinnacle TM)                                   --              --
  Touchstone Third Avenue Value (Pinnacle TM)                      4,301,618       1,179,290

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                 -----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                 --------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning    End of         during        (loss) on        from
                           Division                              of period    period       the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                     $   34,112   $  111,200  $     77,088     $   94,121    $   94,396
  Touchstone Balanced (Pinnacle IV TM)                               39,096       (7,447)      (46,543)        98,737       103,185
  Touchstone Baron Small Cap (Pinnacle IV TM)                       438,510      560,757       122,247        481,117       439,718
  Touchstone Conservative ETF (Pinnacle IV TM)                       27,882      141,675       113,793        125,703       114,215
  Touchstone Core Bond (Pinnacle IV TM)                               9,854       (5,762)      (15,616)        (9,194)       35,552
  Touchstone Mid Cap Growth - TVST (Pinnacle IV TM)                (175,771)     (20,549)      155,222        235,545       212,355
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                    2,238      239,082       236,844        302,537       325,228
  Touchstone Enhanced ETF (Pinnacle IV TM)                           39,188      206,152       166,964        238,685       224,824
  Touchstone Growth & Income (Pinnacle IV TM)                        (7,955)     (25,028)      (17,073)       108,598       118,256
  Touchstone High Yield (Pinnacle IV TM)                             49,664     (132,011)     (181,675)      (111,975)      221,637
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)             22,522       47,690        25,168         34,543        33,011
  Touchstone Moderate ETF (Pinnacle IV TM)                           58,782      228,049       169,267        208,218       200,096
  Touchstone Money Market (Pinnacle IV TM)                               --           --            --             --           156
  Touchstone Third Avenue Value (Pinnacle IV TM)                  2,640,876    2,607,271       (33,605)     1,735,282     1,690,749
  Touchstone Value Plus (Pinnacle IV TM)                             59,025      124,850        65,825        120,505       114,941
  Touchstone Aggressive ETF (Pinnacle TM)                            23,720       44,794        21,074         90,136        88,150
  Touchstone Balanced (Pinnacle TM)                                 148,856          142      (148,714)       138,083       147,448
  Touchstone Baron Small Cap (Pinnacle TM)                        1,409,173    1,235,476      (173,697)       784,889       722,004
  Touchstone Conservative ETF (Pinnacle TM)                           4,652       60,426        55,774         59,147        61,018
  Touchstone Core Bond (Pinnacle TM)                                 (3,965)      (3,759)          206         (1,427)       24,814
  Touchstone Mid Cap Growth (Pinnacle TM)                          (135,820)     (12,030)      123,790        135,292       123,556
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                     296,720    1,639,619     1,342,899      1,981,738     2,041,246
  Touchstone Enhanced ETF (Pinnacle TM)                             147,429      699,528       552,099        589,568       568,422
  Touchstone Growth & Income (Pinnacle TM)                           17,909        5,808       (12,101)        43,282        47,150
  Touchstone High Yield (Pinnacle TM)                               144,762          264      (144,498)        57,781       250,860
  Touchstone Eagle Capital Appreciation  (Pinnacle TM)              384,716    2,373,893     1,989,177      1,154,724     1,109,599
  Touchstone Moderate ETF (Pinnacle TM)                              38,703      118,760        80,057        166,597       160,561
  Touchstone Money Market (Pinnacle TM)                                  --           --            --             --       428,538
  Touchstone Third Avenue Value (Pinnacle TM)                     9,649,532    7,421,848    (2,227,684)     3,253,224     3,156,067


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                 ---------------------------

                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Value Plus (Pinnacle TM)                            $   25,224   $       46,592   $  (21,368)
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                   196,166           71,510      124,656
  JP Morgan International Equity (Pinnacle IV TM)                    10,046           14,435       (4,389)
  JP Morgan Mid Cap Value (Pinnacle IV TM)                           28,676           20,852        7,824
  JP Morgan Bond (Pinnacle TM)                                      406,996          126,087      280,909
  JP Morgan International Equities (Pinnacle TM)                     21,899           27,676       (5,777)
  JP Morgan Mid Cap Value (Pinnacle TM)                               6,204            4,668        1,536
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                159,173           34,211      124,962
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                      92,555           85,570        6,985
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                          540,823          158,362      382,461
  Fidelity VIP II Contrafund (Pinnacle TM)                          257,714          267,204       (9,490)
  Fidelity VIP III Growth & Income (Pinnacle TM)                     66,028           87,712      (21,684)
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                17,505           26,888       (9,383)
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM) (July 31)*               2,674              748        1,926
  Touchstone Conservative ETF (Pinnacle IV TM) (July 31)*             4,009            1,461        2,548
  Touchstone Enhanced ETF (Pinnacle IV TM) (July 31)*                 2,998            1,721        1,277
  Touchstone Moderate ETF (Pinnacle IV TM) (July 31)*                 3,769              929        2,840
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM) (July 31)*         2,839              591        2,248
  Touchstone GMAB Conservative ETF (Pinnacle IV TM) (July 31)*        1,670              931          739
  Touchstone GMAB Moderate ETF (Pinnacle IV TM) (July 31)*              444              122          322
  Touchstone Money Market (Pinnacle IV TM)                          344,699          108,425      236,274
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                          1,125            8,461       (7,336)
  MFS Emerging Growth (Pinnacle IV TM)                                   --           20,767      (20,767)
  MFS Investors Growth Stock (Pinnacle IV TM)                            --            6,679       (6,679)
  MFS Mid Cap Growth (Pinnacle IV TM)                                    --           10,926      (10,926)
  MFS New Discovery (Pinnacle IV TM)                                     --            7,883       (7,883)
  MFS Total Return (Pinnacle IV TM)                                 196,122           69,597      126,525
  Fidelity VIP Growth (Pinnacle TM)                                   7,831           33,139      (25,308)
  Fidelity VIP III Mid Cap (Pinnacle TM)                            201,111          189,739       11,372
  MFS Capital Opportunities (Pinnacle TM)                             2,086           15,268      (13,182)
  MFS Emerging Growth (Pinnacle TM)                                      --           11,699      (11,699)
  MFS Investors Growth Stock (Pinnacle TM)                               --               34          (34)
  MFS Mid Cap Growth (Pinnacle TM)                                       --           19,744      (19,744)
  MFS New Discovery (Pinnacle TM)                                        --           10,862      (10,862)
  MFS Total Return (Pinnacle TM)                                     15,931            7,488        8,443
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                         5,067            3,497        1,570
  Fidelity VIP Balanced (Pinnacle IV TM)                             17,989           14,897        3,092
  Fidelity VIP Contrafund (Pinnacle IV TM)                          141,355          193,894      (52,539)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)            857            3,616       (2,759)
  Fidelity VIP Equity-Income (Pinnacle IV TM)                       297,512           88,944      208,568
  Fidelity VIP Growth (Pinnacle IV TM)                                6,369           42,144      (35,775)

                                                                REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                -----------------------------

                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Value Plus (Pinnacle TM)                            $   434,663   $          --
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                   (119,842)             --
  JP Morgan International Equity (Pinnacle IV TM)                     56,762              --
  JP Morgan Mid Cap Value (Pinnacle IV TM)                            97,804          19,773
  JP Morgan Bond (Pinnacle TM)                                      (161,862)             --
  JP Morgan International Equities (Pinnacle TM)                     553,347              --
  JP Morgan Mid Cap Value (Pinnacle TM)                               39,615           4,278
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                 237,664          12,485
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                    1,158,627         416,037
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                           607,738       1,232,765
  Fidelity VIP II Contrafund (Pinnacle TM)                         2,591,671       1,498,769
  Fidelity VIP III Growth & Income (Pinnacle TM)                     203,921         184,490
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                280,504              --
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM) (July 31)*                  371              --
  Touchstone Conservative ETF (Pinnacle IV TM) (July 31)*                610              55
  Touchstone Enhanced ETF (Pinnacle IV TM) (July 31)*                  1,312              --
  Touchstone Moderate ETF (Pinnacle IV TM) (July 31)*                     57              15
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM) (July 31)*          2,015              --
  Touchstone GMAB Conservative ETF (Pinnacle IV TM) (July 31)*            34              23
  Touchstone GMAB Moderate ETF (Pinnacle IV TM) (July 31)*                 6               2
  Touchstone Money Market (Pinnacle IV TM)                                --              --
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                          47,994              --
  MFS Emerging Growth (Pinnacle IV TM)                               124,661              --
  MFS Investors Growth Stock (Pinnacle IV TM)                         35,785              --
  MFS Mid Cap Growth (Pinnacle IV TM)                                 16,226          25,750
  MFS New Discovery (Pinnacle IV TM)                                  55,051          10,352
  MFS Total Return (Pinnacle IV TM)                                  496,242         188,520
  Fidelity VIP Growth (Pinnacle TM)                                  126,883              --
  Fidelity VIP III Mid Cap (Pinnacle TM)                           2,222,090       1,617,094
  MFS Capital Opportunities (Pinnacle TM)                            (12,539)             --
  MFS Emerging Growth (Pinnacle TM)                                  (12,677)             --
  MFS Investors Growth Stock (Pinnacle TM)                                 8              --
  MFS Mid Cap Growth (Pinnacle TM)                                   100,413          50,098
  MFS New Discovery (Pinnacle TM)                                     22,432          15,695
  MFS Total Return (Pinnacle TM)                                      (6,533)         15,314
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                          3,857              --
  Fidelity VIP Balanced (Pinnacle IV TM)                               9,268          33,069
  Fidelity VIP Contrafund (Pinnacle IV TM)                           728,137       1,270,364
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)          12,349          10,131
  Fidelity VIP Equity-Income (Pinnacle IV TM)                      1,212,899         699,522
  Fidelity VIP Growth (Pinnacle IV TM)                               272,134              --

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                 ----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                 --------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning     End of        during        (loss) on        from
                           Division                              of period     period      the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Value Plus (Pinnacle TM)                            $1,005,740   $1,163,602  $    157,862     $  592,525    $  571,157
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                  (112,851)      13,402       126,253          6,411       131,067
  JP Morgan International Equity (Pinnacle IV TM)                   107,221      239,058       131,837        188,599       184,210
  JP Morgan Mid Cap Value (Pinnacle IV TM)                          135,679      204,047        68,368        185,945       193,769
  JP Morgan Bond (Pinnacle TM)                                     (272,061)    (180,683)       91,378        (70,484)      210,425
  JP Morgan International Equities (Pinnacle TM)                    558,629      394,558      (164,071)       389,276       383,499
  JP Morgan Mid Cap Value (Pinnacle TM)                              22,505       26,356         3,851         47,744        49,280
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                264,144       14,522      (249,622)           527       125,489
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                   2,147,988    2,508,400       360,412      1,935,076     1,942,061
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                        1,635,186    1,373,839      (261,347)     1,579,156     1,961,617
  Fidelity VIP II Contrafund (Pinnacle TM)                        7,329,370    5,137,745    (2,191,625)     1,898,815     1,889,325
  Fidelity VIP III Growth & Income (Pinnacle TM)                  1,429,945    1,751,194       321,249        709,660       687,976
  Fidelity VIP III Growth Opportunities (Pinnacle TM)               570,776      332,810      (237,966)        42,538        33,155
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM) (July 31)*                  --        8,659         8,659          9,030        10,956
  Touchstone Conservative ETF (Pinnacle IV TM) (July 31)*                --        7,724         7,724          8,389        10,937
  Touchstone Enhanced ETF (Pinnacle IV TM) (July 31)*                    --       27,141        27,141         28,453        29,730
  Touchstone Moderate ETF (Pinnacle IV TM) (July 31)*                    --        6,117         6,117          6,189         9,029
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM) (July 31)*            --        1,118         1,118          3,133         5,381
  Touchstone GMAB Conservative ETF (Pinnacle IV TM) (July 31)*           --        4,174         4,174          4,231         4,970
  Touchstone GMAB Moderate ETF (Pinnacle IV TM) (July 31)*               --          707           707            715         1,037
  Touchstone Money Market (Pinnacle IV TM)                               --           --            --             --       236,274
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                         69,877       94,405        24,528         72,522        65,186
  MFS Emerging Growth (Pinnacle IV TM)                              129,503      205,980        76,477        201,138       180,371
  MFS Investors Growth Stock (Pinnacle IV TM)                        73,101       53,573       (19,528)        16,257         9,578
  MFS Mid Cap Growth (Pinnacle IV TM)                                70,826       48,350       (22,476)        19,500         8,574
  MFS New Discovery (Pinnacle IV TM)                                 88,454       81,869        (6,585)        58,818        50,935
  MFS Total Return (Pinnacle IV TM)                                 605,579      251,226      (354,353)       330,409       456,934
  Fidelity VIP Growth (Pinnacle TM)                                 213,264      231,428        18,164        145,047       119,739
  Fidelity VIP III Mid Cap (Pinnacle TM)                          4,954,074    2,565,221    (2,388,853)     1,450,331     1,461,703
  MFS Capital Opportunities (Pinnacle TM)                          (100,371)      46,262       146,633        134,094       120,912
  MFS Emerging Growth (Pinnacle TM)                                 (62,599)       8,441        71,040         58,363        46,664
  MFS Investors Growth Stock (Pinnacle TM)                               --          125           125            133            99
  MFS Mid Cap Growth (Pinnacle TM)                                  252,142      141,720      (110,422)        40,089        20,345
  MFS New Discovery (Pinnacle TM)                                    54,009      108,455        54,446         92,573        81,711
  MFS Total Return (Pinnacle TM)                                     (7,026)      29,396        36,422         45,203        53,646
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                        12,465       19,909         7,444         11,301        12,871
  Fidelity VIP Balanced (Pinnacle IV TM)                             67,138      120,752        53,614         95,951        99,043
  Fidelity VIP Contrafund (Pinnacle IV TM)                        1,571,173      791,763      (779,410)     1,219,091     1,166,552
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)           (136)      14,070        14,206         36,686        33,927
  Fidelity VIP Equity-Income (Pinnacle IV TM)                     1,431,299      397,944    (1,033,355)       879,066     1,087,634
  Fidelity VIP Growth (Pinnacle IV TM)                              277,624      154,133      (123,491)       148,643       112,868


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                 ---------------------------

                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Growth & Income (Pinnacle IV TM)                  $   37,699   $       45,480   $   (7,781)
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                  1,882            5,534       (3,652)
  Fidelity VIP High Income (Pinnacle IV TM)                         137,229           24,365      112,864
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                29,689           12,345       17,344
  Fidelity VIP Mid Cap (Pinnacle IV TM)                             107,652          159,180      (51,528)
  Fidelity VIP Overseas (Pinnacle IV TM)                              6,345           12,926       (6,581)
  Fidelity VIP Asset Manager (Pinnacle TM)                            6,607            2,777        3,830
  Fidelity VIP Balanced (Pinnacle TM)                                 7,477            5,459        2,018
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)               595            3,669       (3,074)
  Fidelity VIP High Income (Pinnacle TM)                             98,200           12,294       85,906
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                   40,715           12,647       28,068
  Fidelity VIP Overseas (Pinnacle TM)                                 5,687            8,156       (2,469)
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)              81,857           17,656       64,201
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                   82,300           84,159       (1,859)
  Franklin Growth and Income Securities (Pinnacle TM)               313,304          144,049      169,255
  Franklin Income Securities (Pinnacle TM)                        1,012,730          345,912      666,818
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                            --            2,869       (2,869)
  Putnam VT Growth and Income (Pinnacle IV TM)                       23,070           21,144        1,926
  Putnam VT International Equity (Pinnacle IV TM)                     7,839           13,741       (5,902)
  Putnam VT Small Cap Value (Pinnacle IV TM)                        138,254           61,070       77,184
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)        10,162            6,139        4,023
  Putnam VT Voyager (Pinnacle IV TM)                                    177            2,594       (2,417)
  Putnam VT Discovery Growth (Pinnacle TM)                               --              456         (456)
  Putnam VT Growth and Income (Pinnacle TM)                           7,716            6,647        1,069
  Putnam VT International Equity (Pinnacle TM)                        7,544           14,457       (6,913)
  Putnam VT Small Cap Value (Pinnacle TM)                            70,055           42,088       27,967
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)            8,033            3,197        4,836
  Putnam VT Voyager (Pinnacle TM)                                       119            1,210       (1,091)
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)             33,665           18,841       14,824
  Franklin Income Securities (Pinnacle IV TM)                       422,626          150,267      272,359
  Franklin Large Cap Growth Securities (Pinnacle IV TM)               8,000           14,763       (6,763)
  Franklin Mutual Shares Securities (Pinnacle IV TM)                 87,578           63,283       24,295
  Templeton Foreign Securities (Pinnacle IV TM)                      31,515           38,287       (6,772)
  Templeton Growth Securities (Pinnacle IV TM)                       82,040           89,059       (7,019)
  Van Kampen LIT Comstock (Pinnacle IV TM)                           40,458           21,194       19,264

                                                                REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                -----------------------------

                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Growth & Income (Pinnacle IV TM)                  $   495,055   $     136,434
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                   8,363              --
  Fidelity VIP High Income (Pinnacle IV TM)                          (22,083)             --
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                (18,151)          1,863
  Fidelity VIP Mid Cap (Pinnacle IV TM)                              774,215         924,075
  Fidelity VIP Overseas (Pinnacle IV TM)                              59,929              --
  Fidelity VIP Asset Manager (Pinnacle TM)                            14,903              --
  Fidelity VIP Balanced (Pinnacle TM)                                  8,900          13,744
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)             32,865           7,026
  Fidelity VIP High Income (Pinnacle TM)                              11,256              --
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                   (22,646)          2,555
  Fidelity VIP Overseas (Pinnacle TM)                                 57,744              --
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)               22,822           6,421
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                   370,403         369,943
  Franklin Growth and Income Securities (Pinnacle TM)                956,233         500,529
  Franklin Income Securities (Pinnacle TM)                         2,209,083          74,571
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                          7,285              --
  Putnam VT Growth and Income (Pinnacle IV TM)                       142,712          35,936
  Putnam VT International Equity (Pinnacle IV TM)                    195,059              --
  Putnam VT Small Cap Value (Pinnacle IV TM)                         809,339         495,428
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)         13,135          14,443
  Putnam VT Voyager (Pinnacle IV TM)                                  15,768              --
  Putnam VT Discovery Growth (Pinnacle TM)                             5,792              --
  Putnam VT Growth and Income (Pinnacle TM)                           25,443          12,018
  Putnam VT International Equity (Pinnacle TM)                       263,464              --
  Putnam VT Small Cap Value (Pinnacle TM)                            224,008         251,040
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)            41,245          11,418
  Putnam VT Voyager (Pinnacle TM)                                      2,235              --
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)              62,212          58,444
  Franklin Income Securities (Pinnacle IV TM)                        308,642          32,416
  Franklin Large Cap Growth Securities (Pinnacle IV TM)               22,795              --
  Franklin Mutual Shares Securities (Pinnacle IV TM)                 193,250         107,159
  Templeton Foreign Securities (Pinnacle IV TM)                      145,776              --
  Templeton Growth Securities (Pinnacle IV TM)                       288,353         228,558
  Van Kampen LIT Comstock (Pinnacle IV TM)                            53,262          74,941

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                 ----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                 --------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning    End of         during        (loss) on        from
                           Division                              of period    period       the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Growth & Income (Pinnacle IV TM)                  $  540,869   $  303,213  $   (237,656)    $  393,833    $  386,052
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                 45,835       55,056         9,221         17,584        13,932
  Fidelity VIP High Income (Pinnacle IV TM)                         (76,066)      (7,676)       68,390         46,307       159,171
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                (1,478)      20,894        22,372          6,084        23,428
  Fidelity VIP Mid Cap (Pinnacle IV TM)                           1,918,105    1,064,671      (853,434)       844,856       793,328
  Fidelity VIP Overseas (Pinnacle IV TM)                             38,833      130,960        92,127        152,056       145,475
  Fidelity VIP Asset Manager (Pinnacle TM)                           16,143          378       (15,765)          (862)        2,968
  Fidelity VIP Balanced (Pinnacle TM)                                26,934       37,048        10,114         32,758        34,776
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)            26,840       15,587       (11,253)        28,638        25,564
  Fidelity VIP High Income (Pinnacle TM)                            (10,915)     (11,258)         (343)        10,913        96,819
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                   (2,642)      11,134        13,776         (6,315)       21,753
  Fidelity VIP Overseas (Pinnacle TM)                                41,754       64,978        23,224         80,968        78,499
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)              32,597       10,792       (21,805)         7,438        71,639
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                  997,099    2,053,560     1,056,461      1,796,807     1,794,948
  Franklin Growth and Income Securities (Pinnacle TM)             2,412,638    2,289,508      (123,130)     1,333,632     1,502,887
  Franklin Income Securities (Pinnacle TM)                        5,474,723    6,528,530     1,053,807      3,337,461     4,004,279
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                        12,964       25,999        13,035         20,320        17,451
  Putnam VT Growth and Income (Pinnacle IV TM)                      228,058      241,120        13,062        191,710       193,636
  Putnam VT International Equity (Pinnacle IV TM)                   133,920      184,191        50,271        245,330       239,428
  Putnam VT Small Cap Value (Pinnacle IV TM)                        849,763      285,359      (564,404)       740,363       817,547
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)        31,304       41,060         9,756         37,334        41,357
  Putnam VT Voyager (Pinnacle IV TM)                                 22,031       15,064        (6,967)         8,801         6,384
  Putnam VT Discovery Growth (Pinnacle TM)                            2,353          598        (1,755)         4,037         3,581
  Putnam VT Growth and Income (Pinnacle TM)                          77,099      102,589        25,490         62,951        64,020
  Putnam VT International Equity (Pinnacle TM)                      212,491      214,265         1,774        265,238       258,325
  Putnam VT Small Cap Value (Pinnacle TM)                           258,505      200,542       (57,963)       417,085       445,052
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)           48,089        6,021       (42,068)        10,595        15,431
  Putnam VT Voyager (Pinnacle TM)                                    12,938       11,968          (970)         1,265           174
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)            105,605      157,579        51,974        172,630       187,454
  Franklin Income Securities (Pinnacle IV TM)                       336,272    1,331,665       995,393      1,336,451     1,608,810
  Franklin Large Cap Growth Securities (Pinnacle IV TM)              47,763      117,237        69,474         92,269        85,506
  Franklin Mutual Shares Securities (Pinnacle IV TM)                388,227      766,711       378,484        678,893       703,188
  Templeton Foreign Securities (Pinnacle IV TM)                     314,520      661,694       347,174        492,950       486,178
  Templeton Growth Securities (Pinnacle IV TM)                      140,280      688,407       548,127      1,065,038     1,058,019
  Van Kampen LIT Comstock (Pinnacle IV TM)                          123,964      167,790        43,826        172,029       191,293


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                 ---------------------------

                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)               $       --   $        5,683   $   (5,683)
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)            15,826           28,689      (12,863)
  Franklin Large Cap Growth Securities (Pinnacle TM)                  3,565            6,222       (2,657)
  Franklin Mutual Shares Securities (Pinnacle TM)                    90,594           58,393       32,201
  Templeton Foreign Securities (Pinnacle TM)                         32,804           35,191       (2,387)
  Templeton Growth Securities (Pinnacle TM)                          44,040           45,738       (1,698)
  Van Kampen LIT Comstock (Pinnacle TM)                              29,827           14,651       15,176
  Van Kampen LIT Strategic Growth (Pinnacle TM)                          --            2,147       (2,147)
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)               11,947           18,055       (6,108)
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                          13,432           17,412       (3,980)
  DWS Small Cap Index VIP (Pinnacle IV TM)                            1,733            3,001       (1,268)
  DWS Equity 500 Index VIP (Pinnacle TM)                            144,323          152,915       (8,592)
  DWS Small Cap Index VIP(Pinnacle TM)                               24,375           37,256      (12,881)
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                          52,178           80,605      (28,427)
  DWS Small Cap Index VIP (Pinnacle IV TM)                            3,441            8,389       (4,948)

                                                                REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                -----------------------------

                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------

NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)               $     9,535   $          --
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)            340,416          49,692
  Franklin Large Cap Growth Securities (Pinnacle TM)                  11,125              --
  Franklin Mutual Shares Securities (Pinnacle TM)                    277,171         110,850
  Templeton Foreign Securities (Pinnacle TM)                         280,485              --
  Templeton Growth Securities (Pinnacle TM)                          166,480         122,691
  Van Kampen LIT Comstock (Pinnacle TM)                               62,527          55,248
  Van Kampen LIT Strategic Growth (Pinnacle TM)                        6,569              --
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)               247,273          37,515
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                          122,993              --
  DWS Small Cap Index VIP (Pinnacle IV TM)                            17,279           8,647
  DWS Equity 500 Index VIP (Pinnacle TM)                           1,819,293              --
  DWS Small Cap Index VIP(Pinnacle TM)                               367,099         121,606
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                          357,855              --
  DWS Small Cap Index VIP (Pinnacle IV TM)                            29,258          25,518

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                 ----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                 --------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning    End of         during        (loss) on        from
                           Division                              of period    period       the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)               $   51,523   $   47,140  $     (4,383)    $    5,152    $     (531)
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)           302,848      508,843       205,995        596,103       583,240
  Franklin Large Cap Growth Securities (Pinnacle TM)                 19,478       47,727        28,249         39,374        36,717
  Franklin Mutual Shares Securities (Pinnacle TM)                   457,066      701,054       243,988        632,009       664,210
  Templeton Foreign Securities (Pinnacle TM)                        338,590      523,242       184,652        465,137       462,750
  Templeton Growth Securities (Pinnacle TM)                         301,123      643,044       341,921        631,092       629,394
  Van Kampen LIT Comstock (Pinnacle TM)                              88,003       97,204         9,201        126,976       142,152
  Van Kampen LIT Strategic Growth (Pinnacle TM)                      12,326        8,328        (3,998)         2,571           424
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)              169,604      156,144       (13,460)       271,328       265,220
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                         194,429      230,872        36,443        159,436       155,456
  DWS Small Cap Index VIP (Pinnacle IV TM)                           20,239       24,577         4,338         30,264        28,996
  DWS Equity 500 Index VIP (Pinnacle TM)                          2,499,922    2,075,137      (424,785)     1,394,508     1,385,916
  DWS Small Cap Index VIP(Pinnacle TM)                              404,409      349,949       (54,460)       434,245       421,364
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                         847,270    1,221,644       374,374        732,229       703,802
  DWS Small Cap Index VIP (Pinnacle IV TM)                           53,509       83,983        30,474         85,250        80,302


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                       Statements of Changes in Net Assets

                      For the Year Ended December 31, 2006


                                                                         INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                 ------------------------------------------------------------------
                                                                                                   Change in net      Net increase
                                                                                 Net realized       unrealized        (decrease) in
                                                                      Net       gain (loss) on     appreciation        net assets
                                                                  investment       sale of        (depreciation)     resulting from
                           Division                              income (loss)   investments     during the period     operations
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                     $        275   $       17,033   $          77,088   $       94,396
  Touchstone Balanced (Pinnacle IV TM)                                  4,448          145,280             (46,543)         103,185
  Touchstone Baron Small Cap (Pinnacle IV TM)                         (41,399)         358,870             122,247          439,718
  Touchstone Conservative ETF (Pinnacle IV TM)                        (11,488)          11,910             113,793          114,215
  Touchstone Core Bond (Pinnacle IV TM)                                44,746            6,422             (15,616)          35,552
  Touchstone Mid Cap Growth - TVST (Pinnacle IV TM)                   (23,190)          80,323             155,222          212,355
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                     22,691           65,693             236,844          325,228
  Touchstone Enhanced ETF (Pinnacle IV TM)                            (13,861)          71,721             166,964          224,824
  Touchstone Growth & Income (Pinnacle IV TM)                           9,658          125,671             (17,073)         118,256
  Touchstone High Yield (Pinnacle IV TM)                              333,612           69,700            (181,675)         221,637
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)               (1,532)           9,375              25,168           33,011
  Touchstone Moderate ETF (Pinnacle IV TM)                             (8,122)          38,951             169,267          200,096
  Touchstone Money Market (Pinnacle IV TM)                                156               --                  --              156
  Touchstone Third Avenue Value (Pinnacle IV TM)                      (44,533)       1,768,887             (33,605)       1,690,749
  Touchstone Value Plus (Pinnacle IV TM)                               (5,564)          54,680              65,825          114,941
  Touchstone Aggressive ETF (Pinnacle TM)                              (1,986)          69,062              21,074           88,150
  Touchstone Balanced (Pinnacle TM)                                     9,365          286,797            (148,714)         147,448
  Touchstone Baron Small Cap (Pinnacle TM)                            (62,885)         958,586            (173,697)         722,004
  Touchstone Conservative ETF (Pinnacle TM)                             1,871            3,373              55,774           61,018
  Touchstone Core Bond (Pinnacle TM)                                   26,241           (1,633)                206           24,814
  Touchstone Mid Cap Growth (Pinnacle TM)                             (11,736)          11,502             123,790          123,556
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                        59,508          638,839           1,342,899        2,041,246
  Touchstone Enhanced ETF (Pinnacle TM)                               (21,146)          37,469             552,099          568,422
  Touchstone Growth & Income (Pinnacle TM)                              3,868           55,383             (12,101)          47,150
  Touchstone High Yield (Pinnacle TM)                                 193,079          202,279            (144,498)         250,860
  Touchstone Eagle Capital Appreciation (Pinnacle TM)                 (45,125)        (834,453)          1,989,177        1,109,599
  Touchstone Moderate ETF (Pinnacle TM)                                (6,036)          86,540              80,057          160,561
  Touchstone Money Market (Pinnacle TM)                               428,538               --                  --          428,538
  Touchstone Third Avenue Value (Pinnacle TM)                         (97,157)       5,480,908          (2,227,684)       3,156,067
  Touchstone Value Plus (Pinnacle TM)                                 (21,368)         434,663             157,862          571,157
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                     124,656         (119,842)            126,253          131,067
  JP Morgan International Equity (Pinnacle IV TM)                      (4,389)          56,762             131,837          184,210
  JP Morgan Mid Cap Value (Pinnacle IV TM)                              7,824          117,577              68,368          193,769
  JP Morgan Bond (Pinnacle TM)                                        280,909         (161,862)             91,378          210,425
  JP Morgan International Equities (Pinnacle TM)                       (5,777)         553,347            (164,071)         383,499
  JP Morgan Mid Cap Value (Pinnacle TM)                                 1,536           43,893               3,851           49,280
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                  124,962          250,149            (249,622)         125,489
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                         6,985        1,574,664             360,412        1,942,061
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                            382,461        1,840,503            (261,347)       1,961,617
  Fidelity VIP II Contrafund (Pinnacle TM)                             (9,490)       4,090,440          (2,191,625)       1,889,325
  Fidelity VIP III Growth & Income (Pinnacle TM)                      (21,684)         388,411             321,249          687,976
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                  (9,383)         280,504            (237,966)          33,155
AFFLIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM) (July 31)*                 1,926              371               8,659           10,956
  Touchstone Conservative ETF (Pinnacle IV TM) (July 31)*               2,548              665               7,724           10,937
  Touchstone Enhanced ETF (Pinnacle IV TM) (July 31)*                   1,277            1,312              27,141           29,730
  Touchstone Moderate ETF (Pinnacle IV TM) (July 31)*                   2,840               72               6,117            9,029
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM) (July 31)*           2,248            2,015               1,118            5,381
  Touchstone GMAB Conservative ETF (Pinnacle IV TM) (July 31)*            739               57               4,174            4,970

                                                                INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                                --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                    $      65,226  $    (20,967) $   (70,285) $      (402) $    (26,428)
  Touchstone Balanced (Pinnacle IV TM)                                 64,151       (83,072)     (31,715)        (551)      (51,187)
  Touchstone Baron Small Cap (Pinnacle IV TM)                         202,300      (269,856)    (303,993)        (712)     (372,261)
  Touchstone Conservative ETF (Pinnacle IV TM)                         14,449       (33,753)     227,409         (309)      207,796
  Touchstone Core Bond (Pinnacle IV TM)                                90,519      (109,972)     112,251         (668)       92,130
  Touchstone Mid Cap Growth - TVST (Pinnacle IV TM)                   203,598      (192,633)      66,470       (1,070)       76,365
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                     36,437      (104,612)     119,600       (1,545)       49,880
  Touchstone Enhanced ETF (Pinnacle IV TM)                            466,071       (83,657)     459,031       (1,236)      840,209
  Touchstone Growth & Income (Pinnacle IV TM)                         222,819       (28,509)    (254,795)        (228)      (60,713)
  Touchstone High Yield (Pinnacle IV TM)                              454,207      (285,323)   1,925,508       (1,201)    2,093,191
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)                  956       (23,378)     (31,045)        (242)      (53,709)
  Touchstone Moderate ETF (Pinnacle IV TM)                            324,939      (363,828)     212,494         (543)      173,062
  Touchstone Money Market (Pinnacle IV TM)                                 --            --           (6)          (5)          (11)
  Touchstone Third Avenue Value (Pinnacle IV TM)                    1,021,477    (1,161,898)     217,047       (4,861)       71,765
  Touchstone Value Plus (Pinnacle IV TM)                                  209      (244,178)         132         (230)     (244,067)
  Touchstone Aggressive ETF (Pinnacle TM)                              43,975      (485,839)     282,051         (367)     (160,180)
  Touchstone Balanced (Pinnacle TM)                                     5,809      (284,791)     316,903         (882)       37,039
  Touchstone Baron Small Cap (Pinnacle TM)                              4,479    (1,132,680)    (386,526)      (1,435)   (1,516,162)
  Touchstone Conservative ETF (Pinnacle TM)                               598       (83,407)   1,238,666          (46)    1,155,811
  Touchstone Core Bond (Pinnacle TM)                                       --      (255,233)     (28,139)        (295)     (283,667)
  Touchstone Mid Cap Growth (Pinnacle TM)                               5,753      (321,282)      78,914         (423)     (237,038)
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                        48,754    (4,296,329)    (802,460)      (6,211)   (5,056,246)
  Touchstone Enhanced ETF (Pinnacle TM)                               421,000       (58,729)   1,711,696         (411)    2,073,556
  Touchstone Growth & Income (Pinnacle TM)                                 --       (63,864)     (54,789)        (149)     (118,802)
  Touchstone High Yield (Pinnacle TM)                                  34,798    (1,791,326)    (649,621)        (872)   (2,407,021)
  Touchstone Eagle Capital Appreciation (Pinnacle TM)                  19,638    (1,670,469)    (289,373)      (3,546)   (1,943,750)
  Touchstone Moderate ETF (Pinnacle TM)                                53,946      (601,786)     578,779         (587)       30,352
  Touchstone Money Market (Pinnacle TM)                               206,210    (6,960,423)   5,553,545       (4,745)   (1,205,413)
  Touchstone Third Avenue Value (Pinnacle TM)                         286,553    (6,541,148)  (1,977,058)      (6,688)   (8,238,341)
  Touchstone Value Plus (Pinnacle TM)                                  17,181      (755,349)    (496,481)        (900)   (1,235,549)
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                     377,873    (1,040,700)     292,170       (1,488)     (372,145)
  JP Morgan International Equity (Pinnacle IV TM)                      52,812       (53,695)     400,902         (312)      399,707
  JP Morgan Mid Cap Value (Pinnacle IV TM)                             42,732      (122,626)    (262,937)        (546)     (343,377)
  JP Morgan Bond (Pinnacle TM)                                         24,469    (3,292,888)    (700,868)      (2,834)   (3,972,121)
  JP Morgan International Equities (Pinnacle TM)                       32,496      (595,270)    (478,249)        (654)   (1,041,677)
  JP Morgan Mid Cap Value (Pinnacle TM)                                   180      (242,912)    (120,793)        (296)     (363,821)
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                   15,483    (1,784,674)   1,040,204       (1,058)     (730,045)
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                       107,444    (1,496,389)    (280,020)      (1,843)   (1,670,808)
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP II Contrafund (Pinnacle TM)                            148,069    (5,438,823)     (56,612)      (7,714)   (5,355,080)
  Fidelity VIP III Growth & Income (Pinnacle TM)                       91,005    (2,255,398)    (297,274)      (2,523)   (2,464,190)
  Fidelity VIP III Growth & Income (Pinnacle TM)                       91,005    (2,255,398)    (297,274)      (2,523)   (2,464,190)
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                   5,848      (854,743)    (204,927)      (1,055)   (1,054,877)
AFFLIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM) (July 31)*                38,457        (1,707)     146,137           (1)      182,886
  Touchstone Conservative ETF (Pinnacle IV TM) (July 31)*              41,785        (1,897)     453,940          (15)      493,813
  Touchstone Enhanced ETF (Pinnacle IV TM) (July 31)*                  52,397        (3,591)     435,270          (19)      484,057
  Touchstone Moderate ETF (Pinnacle IV TM) (July 31)*                  67,374          (700)     319,943          (21)      386,596
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM) (July 31)*         228,693       (36,908)           4           --       191,789
  Touchstone GMAB Conservative ETF (Pinnacle IV TM) (July 31)*        152,524            --       77,404           --       229,928

                                                                 Increase
                                                                (decrease)    Net assets,   Net assets,
                                                                    in         beginning      end of
                           Division                             net assets     of period      period
-------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                    $    67,968   $   830,472   $   898,440
  Touchstone Balanced (Pinnacle IV TM)                               51,998     1,192,969     1,244,967
  Touchstone Baron Small Cap (Pinnacle IV TM)                        67,457     2,852,868     2,920,325
  Touchstone Conservative ETF (Pinnacle IV TM)                      322,011     1,558,641     1,880,652
  Touchstone Core Bond (Pinnacle IV TM)                             127,682     1,395,497     1,523,179
  Touchstone Mid Cap Growth - TVST (Pinnacle IV TM)                 288,720     1,487,120     1,775,840
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                  375,108     1,632,014     2,007,122
  Touchstone Enhanced ETF (Pinnacle IV TM)                        1,065,033     1,114,851     2,179,884
  Touchstone Growth & Income (Pinnacle IV TM)                        57,543     1,018,320     1,075,863
  Touchstone High Yield (Pinnacle IV TM)                          2,314,828     3,096,000     5,410,828
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)            (20,698)      249,631       228,933
  Touchstone Moderate ETF (Pinnacle IV TM)                          373,158     2,005,181     2,378,339
  Touchstone Money Market (Pinnacle IV TM)                              145         4,558         4,703
  Touchstone Third Avenue Value (Pinnacle IV TM)                  1,762,514    11,671,851    13,434,365
  Touchstone Value Plus (Pinnacle IV TM)                           (129,126)      722,563       593,437
  Touchstone Aggressive ETF (Pinnacle TM)                           (72,030)      678,935       606,905
  Touchstone Balanced (Pinnacle TM)                                 184,487     1,691,892     1,876,379
  Touchstone Baron Small Cap (Pinnacle TM)                         (794,158)    4,985,255     4,191,097
  Touchstone Conservative ETF (Pinnacle TM)                       1,216,829       174,814     1,391,643
  Touchstone Core Bond (Pinnacle TM)                               (258,853)    1,199,719       940,866
  Touchstone Mid Cap Growth (Pinnacle TM)                          (113,482)    1,030,602       917,120
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                  (3,015,000)   11,381,307     8,366,307
  Touchstone Enhanced ETF (Pinnacle TM)                           2,641,978     2,943,391     5,585,369
  Touchstone Growth & Income (Pinnacle TM)                          (71,652)      491,159       419,507
  Touchstone High Yield (Pinnacle TM)                            (2,156,161)    5,601,364     3,445,203
  Touchstone Eagle Capital Appreciation (Pinnacle TM)              (834,151)    8,481,465     7,647,314
  Touchstone Moderate ETF (Pinnacle TM)                             190,913     1,528,515     1,719,428
  Touchstone Money Market (Pinnacle TM)                            (776,875)   12,419,309    11,642,434
  Touchstone Third Avenue Value (Pinnacle TM)                    (5,082,274)   27,434,363    22,352,089
  Touchstone Value Plus (Pinnacle TM)                              (664,392)    3,948,068     3,283,676
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                  (241,078)    4,971,520     4,730,442
  JP Morgan International Equity (Pinnacle IV TM)                   583,917       734,801     1,318,718
  JP Morgan Mid Cap Value (Pinnacle IV TM)                         (149,608)    1,505,974     1,356,366
  JP Morgan Bond (Pinnacle TM)                                   (3,761,696)   11,571,106     7,809,410
  JP Morgan International Equities (Pinnacle TM)                   (658,178)    2,393,775     1,735,597
  JP Morgan Mid Cap Value (Pinnacle TM)                            (314,541)      524,241       209,700
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)               (604,556)    2,022,106     1,417,550
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                     271,253     6,117,897     6,389,150
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP II Contrafund (Pinnacle TM)                       (3,465,755)   21,817,339    18,351,584
  Fidelity VIP III Growth & Income (Pinnacle TM)                 (1,776,214)    7,472,090     5,695,876
  Fidelity VIP III Growth & Income (Pinnacle TM)                 (1,776,214)    7,472,090     5,695,876
  Fidelity VIP III Growth Opportunities (Pinnacle TM)            (1,021,722)    2,584,043     1,562,321
AFFLIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM) (July 31)*             193,842            --       193,842
  Touchstone Conservative ETF (Pinnacle IV TM) (July 31)*           504,750            --       504,750
  Touchstone Enhanced ETF (Pinnacle IV TM) (July 31)*               513,787            --       513,787
  Touchstone Moderate ETF (Pinnacle IV TM) (July 31)*               395,625            --       395,625
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM) (July 31)*       197,170            --       197,170
  Touchstone GMAB Conservative ETF (Pinnacle IV TM) (July 31)*      234,898            --       234,898

                                                                                 UNIT TRANSACTIONS
                                                                ---------------------------------------------
                                                                                                     Increase
                                                                  Units      Units        Units     (decrease)
                           Division                             purchased   redeemed   transferred  in units
-------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                        5,968     (1,965)       (6,593)    (2,590)
  Touchstone Balanced (Pinnacle IV TM)                              4,886     (6,414)       (2,767)    (4,295)
  Touchstone Baron Small Cap (Pinnacle IV TM)                      12,530    (16,426)      (19,422)   (23,318)
  Touchstone Conservative ETF (Pinnacle IV TM)                      1,378     (3,212)       21,732     19,898
  Touchstone Core Bond (Pinnacle IV TM)                             8,350    (10,180)       10,073      8,243
  Touchstone Mid Cap Growth - TVST (Pinnacle IV TM)                13,113    (12,750)        4,208      4,571
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                  3,031     (9,209)        3,987     (2,191)
  Touchstone Enhanced ETF (Pinnacle IV TM)                         40,227     (7,246)       40,140     73,121
  Touchstone Growth & Income (Pinnacle IV TM)                      18,243     (2,279)      (20,893)    (4,929)
  Touchstone High Yield (Pinnacle IV TM)                           33,979    (21,544)      139,929    152,364
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)              103     (2,373)       (3,262)    (5,532)
  Touchstone Moderate ETF (Pinnacle IV TM)                         30,453    (34,108)       19,785     16,130
  Touchstone Money Market (Pinnacle IV TM)                             --         (1)           --         (1)
  Touchstone Third Avenue Value (Pinnacle IV TM)                   60,370    (67,335)       12,704      5,739
  Touchstone Value Plus (Pinnacle IV TM)                               18    (20,009)          (96)   (20,087)
  Touchstone Aggressive ETF (Pinnacle TM)                           4,084    (43,032)       26,023    (12,925)
  Touchstone Balanced (Pinnacle TM)                                   445    (22,201)       23,586      1,830
  Touchstone Baron Small Cap (Pinnacle TM)                            157    (38,937)      (13,094)   (51,874)
  Touchstone Conservative ETF (Pinnacle TM)                            57     (8,054)      117,066    109,069
  Touchstone Core Bond (Pinnacle TM)                                   --    (23,249)       (2,651)   (25,900)
  Touchstone Mid Cap Growth (Pinnacle TM)                             394    (21,599)        4,768    (16,437)
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                     4,312   (374,546)      (73,223)  (443,457)
  Touchstone Enhanced ETF (Pinnacle TM)                            35,711     (5,058)      148,126    178,779
  Touchstone Growth & Income (Pinnacle TM)                             --     (5,279)       (4,633)    (9,912)
  Touchstone High Yield (Pinnacle TM)                               2,616   (134,200)      (48,602)  (180,186)
  Touchstone Eagle Capital Appreciation (Pinnacle TM)                 973    (82,637)      (14,191)   (95,855)
  Touchstone Moderate ETF (Pinnacle TM)                             5,080    (54,390)       53,305      3,995
  Touchstone Money Market (Pinnacle TM)                            20,019   (675,426)      539,754   (115,653)
  Touchstone Third Avenue Value (Pinnacle TM)                       5,537   (129,768)      (40,011)  (164,242)
  Touchstone Value Plus (Pinnacle TM)                               1,515    (65,605)      (42,338)  (106,428)
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                  32,306    (88,663)       25,240    (31,117)
  JP Morgan International Equity (Pinnacle IV TM)                   3,676     (3,639)       27,651     27,688
  JP Morgan Mid Cap Value (Pinnacle IV TM)                          2,701     (7,579)      (16,872)   (21,750)
  JP Morgan Bond (Pinnacle TM)                                      1,729   (235,582)      (50,387)  (284,240)
  JP Morgan International Equities (Pinnacle TM)                    2,643    (46,766)      (38,724)   (82,847)
  JP Morgan Mid Cap Value (Pinnacle TM)                                14    (18,631)       (9,017)   (27,634)
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                  943   (107,895)       62,256    (44,696)
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                     3,893    (52,168)       (9,401)   (57,676)
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP II Contrafund (Pinnacle TM)                          7,813   (287,671)       (4,647)  (284,505)
  Fidelity VIP III Growth & Income (Pinnacle TM)                    6,606   (161,213)      (21,811)  (176,418)
  Fidelity VIP III Growth & Income (Pinnacle TM)                    6,606   (161,213)      (21,811)  (176,418)
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                 609    (86,414)      (21,782)  (107,587)
AFFLIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM) (July 31)*             3,842       (165)       14,111     17,788
  Touchstone Conservative ETF (Pinnacle IV TM) (July 31)*           4,035       (181)       43,849     47,703
  Touchstone Enhanced ETF (Pinnacle IV TM) (July 31)*               5,316       (348)       41,631     46,599
  Touchstone Moderate ETF (Pinnacle IV TM) (July 31)*               6,416        (68)       30,548     36,896
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM) (July 31)*      21,527     (3,387)           --     18,140
  Touchstone GMAB Conservative ETF (Pinnacle IV TM) (July 31)*     14,724         --         7,533     22,257


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2006


                                                                          INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                 ------------------------------------------------------------------
                                                                                                   Change in net      Net increase
                                                                                 Net realized       unrealized        (decrease) in
                                                                      Net       gain (loss) on     appreciation        net assets
                                                                  investment       sale of        (depreciation)     resulting from
                           Division                              income (loss)   investments     during the period     operations
-----------------------------------------------------------------------------------------------------------------------------------
AFFLIATED SERVICE CLASS (CONTINUED):
  Touchstone GMAB Moderate ETF (Pinnacle IV TM) (July 31)*       $        322   $            8   $             707   $        1,037
  Touchstone Money Market (Pinnacle IV TM)                            236,274               --                  --          236,274
NON-AFFLIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                           (7,336)          47,994              24,528           65,186
  MFS Emerging Growth (Pinnacle IV TM)                                (20,767)         124,661              76,477          180,371
  MFS Investors Growth Stock (Pinnacle IV TM)                          (6,679)          35,785             (19,528)           9,578
  MFS Mid Cap Growth (Pinnacle IV TM)                                 (10,926)          41,976             (22,476)           8,574
  MFS New Discovery (Pinnacle IV TM)                                   (7,883)          65,403              (6,585)          50,935
  MFS Total Return (Pinnacle IV TM)                                   126,525          684,762            (354,353)         456,934
  Fidelity VIP Growth (Pinnacle TM)                                   (25,308)         126,883              18,164          119,739
  Fidelity VIP III Mid Cap (Pinnacle TM)                               11,372        3,839,184          (2,388,853)       1,461,703
  MFS Capital Opportunities (Pinnacle TM)                             (13,182)         (12,539)            146,633          120,912
  MFS Emerging Growth (Pinnacle TM)                                   (11,699)         (12,677)             71,040           46,664
  MFS Investors Growth Stock (Pinnacle TM)                                (34)               8                 125               99
  MFS Mid Cap Growth (Pinnacle TM)                                    (19,744)         150,511            (110,422)          20,345
  MFS New Discovery (Pinnacle TM)                                     (10,862)          38,127              54,446           81,711
  MFS Total Return (Pinnacle TM)                                        8,443            8,781              36,422           53,646
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                           1,570            3,857               7,444           12,871
  Fidelity VIP Balanced (Pinnacle IV TM)                                3,092           42,337              53,614           99,043
  Fidelity VIP Contrafund (Pinnacle IV TM)                            (52,539)       1,998,501            (779,410)       1,166,552
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)           (2,759)          22,480              14,206           33,927
  Fidelity VIP Equity-Income (Pinnacle IV TM)                         208,568        1,912,421          (1,033,355)       1,087,634
  Fidelity VIP Growth (Pinnacle IV TM)                                (35,775)         272,134            (123,491)         112,868
  Fidelity VIP Growth & Income (Pinnacle IV TM)                        (7,781)         631,489            (237,656)         386,052
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                   (3,652)           8,363               9,221           13,932
  Fidelity VIP High Income (Pinnacle IV TM)                           112,864          (22,083)             68,390          159,171
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                  17,344          (16,288)             22,372           23,428
  Fidelity VIP Mid Cap (Pinnacle IV TM)                               (51,528)       1,698,290            (853,434)         793,328
  Fidelity VIP Overseas (Pinnacle IV TM)                               (6,581)          59,929              92,127          145,475
  Fidelity VIP Asset Manager (Pinnacle TM)                              3,830           14,903             (15,765)           2,968
  Fidelity VIP Balanced (Pinnacle TM)                                   2,018           22,644              10,114           34,776
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)              (3,074)          39,891             (11,253)          25,564
  Fidelity VIP High Income (Pinnacle TM)                               85,906           11,256                (343)          96,819
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                     28,068          (20,091)             13,776           21,753
  Fidelity VIP Overseas (Pinnacle TM)                                  (2,469)          57,744              23,224           78,499
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)                64,201           29,243             (21,805)          71,639
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                     (1,859)         740,346           1,056,461        1,794,948
  Franklin Growth and Income Securities (Pinnacle TM)                 169,255        1,456,762            (123,130)       1,502,887
  Franklin Income Securities (Pinnacle TM)                            666,818        2,283,654           1,053,807        4,004,279
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                          (2,869)           7,285              13,035           17,451
  Putnam VT Growth and Income (Pinnacle IV TM)                          1,926          178,648              13,062          193,636
  Putnam VT International Equity (Pinnacle IV TM)                      (5,902)         195,059              50,271          239,428
  Putnam VT Small Cap Value (Pinnacle IV TM)                           77,184        1,304,767            (564,404)         817,547
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)           4,023           27,578               9,756           41,357
  Putnam VT Voyager (Pinnacle IV TM)                                    (2417)           15768               (6967)            6384
  Putnam VT Discovery Growth (Pinnacle TM)                               (456)            5792               (1755)            3581
  Putnam VT Growth and Income (Pinnacle TM)                             1,069           37,461              25,490           64,020
  Putnam VT International Equity (Pinnacle TM)                         (6,913)         263,464               1,774          258,325
  Putnam VT Small Cap Value (Pinnacle TM)                              27,967          475,048             (57,963)         445,052

                                                                INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                                --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
AFFLIATED SERVICE CLASS (CONTINUED):
  Touchstone GMAB Moderate ETF (Pinnacle IV TM) (July 31)*      $      44,860  $         --  $        (4) $        --  $     44,856
  Touchstone Money Market (Pinnacle IV TM)                          1,953,124    (1,684,595)  (1,767,744)      (1,428)   (1,500,643)
NON-AFFLIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                            5,048      (109,574)    (140,875)        (209)     (245,610)
  MFS Emerging Growth (Pinnacle IV TM)                                198,139       (26,573)   1,739,899         (363)    1,911,102
  MFS Investors Growth Stock (Pinnacle IV TM)                          41,176       (58,264)    (211,125)        (253)     (228,466)
  MFS Mid Cap Growth (Pinnacle IV TM)                                  18,783       (80,997)     (39,394)        (289)     (101,897)
  MFS New Discovery (Pinnacle IV TM)                                   34,423       (69,486)    (104,529)        (333)     (139,925)
  MFS Total Return (Pinnacle IV TM)                                   272,306      (423,721)  (3,659,818)      (1,403)   (3,812,636)
  Fidelity VIP Growth (Pinnacle TM)                                     8,318      (579,104)    (255,372)      (1,167)     (827,325)
  Fidelity VIP III Mid Cap (Pinnacle TM)                              186,662    (3,338,606)    (562,520)      (5,084)   (3,719,548)
  MFS Capital Opportunities (Pinnacle TM)                               1,424      (235,859)    (119,340)        (580)     (354,355)
  MFS Emerging Growth (Pinnacle TM)                                    11,032      (119,288)      (9,042)        (407)     (117,705)
  MFS Investors Growth Stock (Pinnacle TM)                                 --          (520)       4,038           (2)        3,516
  MFS Mid Cap Growth (Pinnacle TM)                                     18,874      (419,274)    (277,317)        (714)     (678,431)
  MFS New Discovery (Pinnacle TM)                                      26,109      (233,308)     (41,996)        (415)     (249,610)
  MFS Total Return (Pinnacle TM)                                       36,036      (171,147)      91,622          (89)      (43,578)
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                          28,180        (8,559)      18,472          (52)       38,041
  Fidelity VIP Balanced (Pinnacle IV TM)                              142,936       (54,470)       9,992         (264)       98,194
  Fidelity VIP Contrafund (Pinnacle IV TM)                          2,416,300    (1,159,336)   4,197,910       (3,835)    5,451,039
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)          103,991       (19,463)     206,580         (188)      290,920
  Fidelity VIP Equity-Income (Pinnacle IV TM)                         267,395      (511,888)  (4,168,514)      (1,729)   (4,414,736)
  Fidelity VIP Growth (Pinnacle IV TM)                                 88,992      (451,471)  (1,705,320)      (1,385)   (2,069,184)
  Fidelity VIP Growth & Income (Pinnacle IV TM)                       111,800      (263,520)  (3,413,805)      (1,453)   (3,566,978)
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                   30,252       (10,177)      (8,324)        (133)       11,618
  Fidelity VIP High Income (Pinnacle IV TM)                            76,103      (489,906)     927,516         (233)      513,480
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                  18,149      (129,159)     440,425         (190)      329,225
  Fidelity VIP Mid Cap (Pinnacle IV TM)                             1,337,401      (945,395)   3,849,442       (3,444)    4,238,004
  Fidelity VIP Overseas (Pinnacle IV TM)                              158,423       (92,682)     880,537         (248)      946,030
  Fidelity VIP Asset Manager (Pinnacle TM)                                 --        (6,876)    (233,840)          (1)     (240,717)
  Fidelity VIP Balanced (Pinnacle TM)                                     750       (61,692)      68,914         (460)        7,512
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)               9,691       (41,316)      44,197         (125)       12,447
  Fidelity VIP High Income (Pinnacle TM)                                   --      (390,802)   1,407,963         (190)    1,016,971
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                     34,033      (230,295)     (42,522)        (475)     (239,259)
  Fidelity VIP Overseas (Pinnacle TM)                                  12,200      (116,272)     448,360         (236)      344,052
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)               129,993       (73,718)       8,244         (305)       64,214
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                    778,026      (404,654)     424,796       (1,860)      796,308
  Franklin Growth and Income Securities (Pinnacle TM)                 223,535    (3,089,814)    (758,324)      (6,426)   (3,631,029)
  Franklin Income Securities (Pinnacle TM)                            112,416    (6,717,605)    (232,364)      (7,219)   (6,844,772)
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                              32       (52,028)       1,431          (56)      (50,621)
  Putnam VT Growth and Income (Pinnacle IV TM)                        103,188      (310,870)     (57,802)        (912)     (266,396)
  Putnam VT International Equity (Pinnacle IV TM)                      67,933      (192,343)      34,625         (478)      (90,263)
  Putnam VT Small Cap Value (Pinnacle IV TM)                          325,583      (239,244)  (3,036,474)        (937)   (2,951,072)
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)          24,461       (37,880)     (53,813)         (42)      (67,274)
  Putnam VT Voyager (Pinnacle IV TM)                                     4590        (40802)       30226          (64)        (6050)
  Putnam VT Discovery Growth (Pinnacle TM)                                 25         (1384)      (33865)           0        (35224)
  Putnam VT Growth and Income (Pinnacle TM)                             2,100       (36,687)     (54,186)         (86)      (88,859)
  Putnam VT International Equity (Pinnacle TM)                            400      (614,481)     153,984         (333)     (460,430)
  Putnam VT Small Cap Value (Pinnacle TM)                              37,222      (914,922)    (157,454)        (936)   (1,036,090)

                                                                 Increase
                                                                (decrease)    Net assets,   Net assets,
                                                                    in         beginning      end of
                           Division                             net assets     of period      period
-------------------------------------------------------------------------------------------------------
AFFLIATED SERVICE CLASS (CONTINUED):
  Touchstone GMAB Moderate ETF (Pinnacle IV TM) (July 31)*      $    45,893   $        --   $    45,893
  Touchstone Money Market (Pinnacle IV TM)                       (1,264,369)    6,904,975     5,640,606
NON-AFFLIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                       (180,424)      652,299       471,875
  MFS Emerging Growth (Pinnacle IV TM)                            2,091,473       821,103     2,912,576
  MFS Investors Growth Stock (Pinnacle IV TM)                      (218,888)      560,026       341,138
  MFS Mid Cap Growth (Pinnacle IV TM)                               (93,323)      806,876       713,553
  MFS New Discovery (Pinnacle IV TM)                                (88,990)      562,641       473,651
  MFS Total Return (Pinnacle IV TM)                              (3,355,702)    6,988,060     3,632,358
  Fidelity VIP Growth (Pinnacle TM)                                (707,586)    2,777,995     2,070,409
  Fidelity VIP III Mid Cap (Pinnacle TM)                         (2,257,845)   14,787,550    12,529,705
  MFS Capital Opportunities (Pinnacle TM)                          (233,443)    1,256,319     1,022,876
  MFS Emerging Growth (Pinnacle TM)                                 (71,041)      907,317       836,276
  MFS Investors Growth Stock (Pinnacle TM)                            3,615            --         3,615
  MFS Mid Cap Growth (Pinnacle TM)                                 (658,086)    1,926,069     1,267,983
  MFS New Discovery (Pinnacle TM)                                  (167,899)      899,412       731,513
  MFS Total Return (Pinnacle TM)                                     10,068       529,057       539,125
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                        50,912       221,170       272,082
  Fidelity VIP Balanced (Pinnacle IV TM)                            197,237       958,882     1,156,119
  Fidelity VIP Contrafund (Pinnacle IV TM)                        6,617,591     9,692,776    16,310,367
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)        324,847       125,208       450,055
  Fidelity VIP Equity-Income (Pinnacle IV TM)                    (3,327,102)    8,498,239     5,171,137
  Fidelity VIP Growth (Pinnacle IV TM)                           (1,956,316)    3,991,101     2,034,785
  Fidelity VIP Growth & Income (Pinnacle IV TM)                  (3,180,926)    5,274,873     2,093,947
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                 25,550       399,697       425,247
  Fidelity VIP High Income (Pinnacle IV TM)                         672,651     1,190,762     1,863,413
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)               352,653       800,282     1,152,935
  Fidelity VIP Mid Cap (Pinnacle IV TM)                           5,031,332     7,985,500    13,016,832
  Fidelity VIP Overseas (Pinnacle IV TM)                          1,091,505       265,025     1,356,530
  Fidelity VIP Asset Manager (Pinnacle TM)                         (237,749)      254,828        17,079
  Fidelity VIP Balanced (Pinnacle TM)                                42,288       399,470       441,758
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)            38,011       225,813       263,824
  Fidelity VIP High Income (Pinnacle TM)                          1,113,790       188,224     1,302,014
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                 (217,506)    1,018,906       801,400
  Fidelity VIP Overseas (Pinnacle TM)                               422,551       304,019       726,570
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)             135,853       924,336     1,060,189
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                2,591,256     4,649,686     7,240,942
  Franklin Growth and Income Securities (Pinnacle TM)            (2,128,142)   12,001,316     9,873,174
  Franklin Income Securities (Pinnacle TM)                       (2,840,493)   27,336,081    24,495,588
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                       (33,170)      198,303       165,133
  Putnam VT Growth and Income (Pinnacle IV TM)                      (72,760)    1,450,577     1,377,817
  Putnam VT International Equity (Pinnacle IV TM)                   149,165     1,071,260     1,220,425
  Putnam VT Small Cap Value (Pinnacle IV TM)                     (2,133,525)    5,768,500     3,634,975
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)       (25,917)      401,355       375,438
  Putnam VT Voyager (Pinnacle IV TM)                                    334        191523        191857
  Putnam VT Discovery Growth (Pinnacle TM)                           (31643)        35130          3487
  Putnam VT Growth and Income (Pinnacle TM)                         (24,839)      499,920       475,081
  Putnam VT International Equity (Pinnacle TM)                     (202,105)    1,339,400     1,137,295
  Putnam VT Small Cap Value (Pinnacle TM)                          (591,038)    3,340,782     2,749,744

                                                                                UNIT TRANSACTIONS
                                                                ---------------------------------------------
                                                                                                     Increase
                                                                  Units      Units        Units     (decrease)
                           Division                             purchased   redeemed   transferred  in units
-------------------------------------------------------------------------------------------------------------
AFFLIATED SERVICE CLASS (CONTINUED):
  Touchstone GMAB Moderate ETF (Pinnacle IV TM) (July 31)*          4,291         --            --      4,291
  Touchstone Money Market (Pinnacle IV TM)                        192,370   (165,080)     (170,088)  (142,798)
NON-AFFLIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                          575    (11,762)      (15,506)   (26,693)
  MFS Emerging Growth (Pinnacle IV TM)                             21,295     (2,855)      191,283    209,723
  MFS Investors Growth Stock (Pinnacle IV TM)                       4,483     (6,486)      (24,487)   (26,490)
  MFS Mid Cap Growth (Pinnacle IV TM)                               2,466    (10,406)       (4,749)   (12,689)
  MFS New Discovery (Pinnacle IV TM)                                3,450     (6,744)      (10,936)   (14,230)
  MFS Total Return (Pinnacle IV TM)                                22,747    (34,674)     (302,486)  (314,413)
  Fidelity VIP Growth (Pinnacle TM)                                   933    (66,473)      (28,706)   (94,246)
  Fidelity VIP III Mid Cap (Pinnacle TM)                            6,034   (110,622)      (19,015)  (123,603)
  MFS Capital Opportunities (Pinnacle TM)                             220    (36,491)      (17,990)   (54,261)
  MFS Emerging Growth (Pinnacle TM)                                 2,162    (23,335)       (1,669)   (22,842)
  MFS Investors Growth Stock (Pinnacle TM)                             --        (45)          350        305
  MFS Mid Cap Growth (Pinnacle TM)                                  2,868    (61,909)      (40,332)   (99,373)
  MFS New Discovery (Pinnacle TM)                                   3,134    (27,013)       (5,263)   (29,142)
  MFS Total Return (Pinnacle TM)                                    3,244    (14,787)        7,973     (3,570)
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                       2,541       (798)        1,702      3,445
  Fidelity VIP Balanced (Pinnacle IV TM)                           11,396     (4,361)          706      7,741
  Fidelity VIP Contrafund (Pinnacle IV TM)                        163,067    (76,745)      275,642    361,964
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)        7,676     (1,437)       15,755     21,994
  Fidelity VIP Equity-Income (Pinnacle IV TM)                      20,989    (42,033)     (337,456)  (358,500)
  Fidelity VIP Growth (Pinnacle IV TM)                             10,130    (48,916)     (191,238)  (230,024)
  Fidelity VIP Growth & Income (Pinnacle IV TM)                     9,952    (23,413)     (298,812)  (312,273)
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                2,789       (988)         (784)     1,017
  Fidelity VIP High Income (Pinnacle IV TM)                         5,845    (38,366)       73,550     41,029
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)               1,743    (12,446)       41,876     31,173
  Fidelity VIP Mid Cap (Pinnacle IV TM)                            71,295    (50,089)      191,893    213,099
  Fidelity VIP Overseas (Pinnacle IV TM)                           11,535     (6,747)       65,007     69,795
  Fidelity VIP Asset Manager (Pinnacle TM)                             --       (643)      (21,837)   (22,480)
  Fidelity VIP Balanced (Pinnacle TM)                                  68     (5,401)        5,528        195
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)             703     (3,052)        3,070        721
  Fidelity VIP High Income (Pinnacle TM)                               --    (34,516)      126,728     92,212
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                  3,325    (22,204)       (4,127)   (23,006)
  Fidelity VIP Overseas (Pinnacle TM)                                 889     (8,303)       32,189     24,775
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)             7,467     (4,241)         (529)     2,697
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                 31,979    (15,854)       15,891     32,016
  Franklin Growth and Income Securities (Pinnacle TM)              16,136   (223,167)      (54,876)  (261,907)
  Franklin Income Securities (Pinnacle TM)                          7,538   (436,543)      (17,565)  (446,570)
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                           3     (5,355)          157     (5,195)
  Putnam VT Growth and Income (Pinnacle IV TM)                      8,935    (26,978)       (4,504)   (22,547)
  Putnam VT International Equity (Pinnacle IV TM)                   5,011    (13,635)          549     (8,075)
  Putnam VT Small Cap Value (Pinnacle IV TM)                       19,196    (13,875)     (170,814)  (165,493)
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)       1,991     (2,984)       (4,016)    (5,009)
  Putnam VT Voyager (Pinnacle IV TM)                                  379      (3230)         2305       (546)
  Putnam VT Discovery Growth (Pinnacle TM)                              3       (146)        (3371)     (3514)
  Putnam VT Growth and Income (Pinnacle TM)                           175     (3,227)       (4,722)    (7,774)
  Putnam VT International Equity (Pinnacle TM)                         29    (44,435)        9,555    (34,851)
  Putnam VT Small Cap Value (Pinnacle TM)                           2,110    (53,279)       (9,202)   (60,371)


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2006


                                                                          INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                 ------------------------------------------------------------------
                                                                                                   Change in net      Net increase
                                                                                 Net realized       unrealized        (decrease) in
                                                                      Net       gain (loss) on     appreciation        net assets
                                                                  investment       sale of        (depreciation)     resulting from
                           Division                              income (loss)   investments     during the period     operations
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)       $      4,836   $       52,663   $         (42,068)  $       15,431
  Putnam VT Voyager (Pinnacle TM)                                      (1,091)           2,235                (970)             174
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)               14,824          120,656              51,974          187,454
  Franklin Income Securities (Pinnacle IV TM)                         272,359          341,058             995,393        1,608,810
  Franklin Large Cap Growth Securities (Pinnacle IV TM)                (6,763)          22,795              69,474           85,506
  Franklin Mutual Shares Securities (Pinnacle IV TM)                   24,295          300,409             378,484          703,188
  Templeton Foreign Securities (Pinnacle IV TM)                        (6,772)         145,776             347,174          486,178
  Templeton Growth Securities (Pinnacle IV TM)                         (7,019)         516,911             548,127        1,058,019
  Van Kampen LIT Comstock (Pinnacle IV TM)                             19,264          128,203              43,826          191,293
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                     (5,683)           9,535              (4,383)            (531)
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)             (12,863)         390,108             205,995          583,240
  Franklin Large Cap Growth Securities (Pinnacle TM)                   (2,657)          11,125              28,249           36,717
  Franklin Mutual Shares Securities (Pinnacle TM)                      32,201          388,021             243,988          664,210
  Templeton Foreign Securities (Pinnacle TM)                           (2,387)         280,485             184,652          462,750
  Templeton Growth Securities (Pinnacle TM)                            (1,698)         289,171             341,921          629,394
  Van Kampen LIT Comstock (Pinnacle TM)                                15,176          117,775               9,201          142,152
  Van Kampen LIT Strategic Growth (Pinnacle TM)                        (2,147)           6,569              (3,998)             424
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                 (6,108)         284,788             (13,460)         265,220
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                            (3,980)         122,993              36,443          155,456
  DWS Small Cap Index VIP (Pinnacle IV TM)                             (1,268)          25,926               4,338           28,996
  DWS Equity 500 Index VIP (Pinnacle TM)                               (8,592)       1,819,293            (424,785)       1,385,916
  DWS Small Cap Index VIP(Pinnacle TM)                                (12,881)         488,705             (54,460)         421,364
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                           (28,427)         357,855             374,374          703,802
  DWS Small Cap Index VIP (Pinnacle IV TM)                             (4,948)          54,776              30,474           80,302

                                                                INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                                --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)      $      30,630  $   (219,334) $   (46,827) $      (229)  $  (235,760)
  Putnam VT Voyager (Pinnacle TM)                                          --       (24,629)     (14,848)         (42)      (39,519)
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)              178,062      (137,824)     (50,715)        (504)      (10,981)
  Franklin Income Securities (Pinnacle IV TM)                       1,932,847      (804,637)   4,366,461       (2,040)    5,492,631
  Franklin Large Cap Growth Securities (Pinnacle IV TM)                96,257      (110,432)    (135,387)        (189)     (149,751)
  Franklin Mutual Shares Securities (Pinnacle IV TM)                  622,362      (438,746)   1,190,019         (856)    1,372,779
  Templeton Foreign Securities (Pinnacle IV TM)                       275,356       (92,574)     (56,854)        (835)      125,093
  Templeton Growth Securities (Pinnacle IV TM)                      1,408,407      (451,613)   5,663,755       (1,026)    6,619,523
  Van Kampen LIT Comstock (Pinnacle IV TM)                             86,961      (105,684)    (238,406)        (386)     (257,515)
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                      7,603       (22,970)     (34,485)         (76)      (49,928)
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)             500,143       (71,650)      (1,344)        (684)      426,465
  Franklin Large Cap Growth Securities (Pinnacle TM)                      560       (59,156)     (61,116)        (114)     (119,826)
  Franklin Mutual Shares Securities (Pinnacle TM)                      60,745      (868,358)     899,334       (1,285)       90,436
  Templeton Foreign Securities (Pinnacle TM)                           37,834      (769,009)     (54,689)        (836)     (786,700)
  Templeton Growth Securities (Pinnacle TM)                             8,577      (496,718)     228,678       (1,127)     (260,590)
  Van Kampen LIT Comstock (Pinnacle TM)                                 2,491      (448,115)      65,054         (458)     (381,028)
  Van Kampen LIT Strategic Growth (Pinnacle TM)                         4,311       (23,527)      11,847          (67)       (7,436)
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                 58,085      (396,907)     351,270         (556)       11,892
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                                --      (226,554)    (158,246)        (231)     (385,031)
  DWS Small Cap Index VIP (Pinnacle IV TM)                                 56       (39,339)      12,270          (91)      (27,104)
  DWS Equity 500 Index VIP (Pinnacle TM)                              211,209    (4,392,809)    (944,726)      (5,684)   (5,132,010)
  DWS Small Cap Index VIP(Pinnacle TM)                                 34,466    (1,422,585)    (310,064)      (1,045)   (1,699,228)
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                           256,213      (572,288)    (316,117)      (1,253)     (633,445)
  DWS Small Cap Index VIP (Pinnacle IV TM)                             24,965       (54,502)     (53,902)        (415)      (83,854)

                                                                  Increase
                                                                 (decrease)    Net assets,   Net assets,
                                                                     in         beginning      end of
                           Division                              net assets     of period      period
--------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)       $  (220,329)  $   325,200   $   104,871
  Putnam VT Voyager (Pinnacle TM)                                    (39,345)      112,388        73,043
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)             176,473     1,221,820     1,398,293
  Franklin Income Securities (Pinnacle IV TM)                      7,101,441     6,514,693    13,616,134
  Franklin Large Cap Growth Securities (Pinnacle IV TM)              (64,245)    1,081,621     1,017,376
  Franklin Mutual Shares Securities (Pinnacle IV TM)               2,075,967     3,403,362     5,479,329
  Templeton Foreign Securities (Pinnacle IV TM)                      611,271     2,445,209     3,056,480
  Templeton Growth Securities (Pinnacle IV TM)                     7,677,542     1,977,886     9,655,428
  Van Kampen LIT Comstock (Pinnacle IV TM)                           (66,222)    1,558,582     1,492,360
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                   (50,459)      419,790       369,331
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)          1,009,705     1,513,728     2,523,433
  Franklin Large Cap Growth Securities (Pinnacle TM)                 (83,109)      516,748       433,639
  Franklin Mutual Shares Securities (Pinnacle TM)                    754,646     4,069,306     4,823,952
  Templeton Foreign Securities (Pinnacle TM)                        (323,950)    2,856,821     2,532,871
  Templeton Growth Securities (Pinnacle TM)                          368,804     3,275,673     3,644,477
  Van Kampen LIT Comstock (Pinnacle TM)                             (238,876)    1,300,549     1,061,673
  Van Kampen LIT Strategic Growth (Pinnacle TM)                       (7,012)      142,100       135,088
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)               277,112       943,118     1,220,230
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                         (229,575)    1,363,625     1,134,050
  DWS Small Cap Index VIP (Pinnacle IV TM)                             1,892       194,903       196,795
  DWS Equity 500 Index VIP (Pinnacle TM)                          (3,746,094)   13,362,761     9,616,667
  DWS Small Cap Index VIP(Pinnacle TM)                            (1,277,864)    3,500,096     2,222,232
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                           70,357     5,600,710     5,671,067
  DWS Small Cap Index VIP (Pinnacle IV TM)                            (3,552)      585,926       582,374

                                                                               UNIT TRANSACTIONS
                                                                 ---------------------------------------------
                                                                                                      Increase
                                                                   Units      Units        Units     (decrease)
                           Division                              purchased   redeemed   transferred  in units
--------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)           2,447    (17,510)       (3,788)   (18,851)
  Putnam VT Voyager (Pinnacle TM)                                       --     (2,054)       (1,278)    (3,332)
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)            12,845     (9,743)       (3,611)      (509)
  Franklin Income Securities (Pinnacle IV TM)                      126,692    (52,145)      291,348    365,895
  Franklin Large Cap Growth Securities (Pinnacle IV TM)              7,545     (8,575)      (10,942)   (11,972)
  Franklin Mutual Shares Securities (Pinnacle IV TM)                40,059    (26,584)       74,852     88,327
  Templeton Foreign Securities (Pinnacle IV TM)                     16,016     (5,329)       (3,876)     6,811
  Templeton Growth Securities (Pinnacle IV TM)                      84,935    (26,995)      339,714    397,654
  Van Kampen LIT Comstock (Pinnacle IV TM)                           5,608     (6,980)      (16,081)   (17,453)
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                     550     (1,731)       (2,926)    (4,107)
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)           18,794     (2,634)         (795)    15,365
  Franklin Large Cap Growth Securities (Pinnacle TM)                    44     (4,732)       (4,843)    (9,531)
  Franklin Mutual Shares Securities (Pinnacle TM)                    3,610    (54,947)       55,506      4,169
  Templeton Foreign Securities (Pinnacle TM)                         2,310    (44,805)       (4,019)   (46,514)
  Templeton Growth Securities (Pinnacle TM)                            519    (29,567)       13,170    (15,878)
  Van Kampen LIT Comstock (Pinnacle TM)                                161    (29,431)        3,675    (25,595)
  Van Kampen LIT Strategic Growth (Pinnacle TM)                        337     (1,815)          828       (650)
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)               2,254    (15,327)       11,276     (1,797)
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                             --    (20,878)      (14,601)   (35,479)
  DWS Small Cap Index VIP (Pinnacle IV TM)                               4     (2,688)          841     (1,843)
  DWS Equity 500 Index VIP (Pinnacle TM)                            15,234   (324,889)      (70,122)  (379,777)
  DWS Small Cap Index VIP(Pinnacle TM)                               2,315    (94,410)      (21,451)  (113,546)
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                         20,485    (45,857)      (26,253)   (51,625)
  DWS Small Cap Index VIP (Pinnacle IV TM)                           1,758     (3,884)       (4,158)    (6,284)


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

** - 2006 closing date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                       Statements of Changes in Net Assets

                      For the Year Ended December 31, 2005


                                                                          INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                 ------------------------------------------------------------------
                                                                                                   Change in net      Net increase
                                                                                 Net realized       unrealized        (decrease) in
                                                                      Net       gain (loss) on     appreciation        net assets
                                                                  investment       sale of        (depreciation)     resulting from
                           Division                              income (loss)   investments     during the period     operations
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                     $     (8,666)  $       10,237   $          34,050   $       35,621
  Touchstone Balanced (Pinnacle IV TM)                                  3,134           77,885             (27,538)          53,481
  Touchstone Baron Small Cap (Pinnacle IV TM)                         (38,076)         223,592             (32,495)         153,021
  Touchstone Conservative ETF (Pinnacle IV TM)                         (9,833)           2,847              27,882           20,896
  Touchstone Core Bond (Pinnacle IV TM)                               (18,596)          (4,440)             25,040            2,004
  Touchstone Emerging Growth (Pinnacle IV TM)                          49,273          346,286            (227,557)         168,002
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                    (21,791)          12,080             (84,970)         (94,681)
  Touchstone Enhanced ETF (Pinnacle IV TM)                             (6,400)             301              39,053           32,954
  Touchstone Growth & Income (Pinnacle IV TM)                         (13,643)          60,773             (44,448)           2,682
  Touchstone High Yield (Pinnacle IV TM)                              (54,769)         (73,512)            151,838           23,557
  Touchstone Large Cap Growth (Pinnacle IV TM)                         (4,351)          15,423             (15,717)          (4,645)
  Touchstone Moderate ETF (Pinnacle IV TM)                            (10,677)           1,936              58,185           49,444
  Touchstone Money Market (Pinnacle IV TM)                                 75               --                  --               75
  Touchstone Third Avenue Value (Pinnacle IV TM)                      (56,234)       1,046,307             488,209        1,478,282
  Touchstone Value Plus (Pinnacle IV TM)                              (10,655)           5,307              10,418            5,070
  Touchstone Aggressive ETF (Pinnacle TM)                              (7,252)          11,268              21,686           25,702
  Touchstone Balanced (Pinnacle TM)                                    (2,422)         225,273            (132,599)          90,252
  Touchstone Baron Small Cap (Pinnacle TM)                            (66,284)         438,688             (84,134)         288,270
  Touchstone Conservative ETF (Pinnacle TM) (January 28)*              (1,704)             352               4,652            3,300
  Touchstone Core Bond (Pinnacle TM)                                  (17,035)          (8,454)             28,848            3,359
  Touchstone Emerging Growth (Pinnacle TM)                             35,360          269,226            (201,988)         102,598
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                      (172,533)         185,274            (608,524)        (595,783)
  Touchstone Enhanced ETF (Pinnacle TM)                               (15,794)           3,567             147,413          135,186
  Touchstone Growth & Income (Pinnacle TM)                             (7,607)          51,764             (44,327)            (170)
  Touchstone High Yield (Pinnacle TM)                                 (76,543)         (23,667)            237,539          137,329
  Touchstone Large Cap Growth (Pinnacle TM)                          (127,419)      (3,151,955)          3,135,458         (143,916)
  Touchstone Moderate ETF (Pinnacle TM)                                (9,255)           1,858              38,688           31,291
  Touchstone Money Market (Pinnacle TM)                               206,461               --                  --          206,461
  Touchstone Third Avenue Value (Pinnacle TM)                        (152,133)       2,789,935           1,240,538        3,878,340
  Touchstone Value Plus (Pinnacle TM)                                 (59,525)         330,648            (252,741)          18,382
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                     178,921          (30,234)            (83,342)          65,345
  JP Morgan International Equity (Pinnacle IV TM)                      (4,067)          37,431              25,743           59,107
  JP Morgan Mid Cap Value (Pinnacle IV TM)                             (6,255)          67,236              31,839           92,820
  JP Morgan Bond (Pinnacle TM)                                        518,530           93,225            (413,586)         198,169
  JP Morgan International Equities (Pinnacle TM)                      (14,016)         671,513            (429,547)         227,950
  JP Morgan Mid Cap Value (Pinnacle TM)                                (2,921)          22,877               8,108           28,064
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                  170,370          101,361             (59,401)         212,330
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                         8,954        1,084,692            (190,586)         903,060
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                            144,463          963,625            (604,244)         503,844
  Fidelity VIP II Contrafund (Pinnacle TM)                           (199,893)       1,048,261           1,885,315        2,733,683
  Fidelity VIP III Growth & Income (Pinnacle TM)                       27,091         (322,137)            727,057          432,011
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                  (8,479)        (271,143)            449,368          169,746
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV TM)                             62,977               --                  --           62,977

                                                                INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                                --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                    $     282,332  $     (9,617) $   455,168  $       (13) $    727,870
  Touchstone Balanced (Pinnacle IV TM)                                386,314       (63,984)      81,390         (412)      403,308
  Touchstone Baron Small Cap (Pinnacle IV TM)                         620,072      (240,801)     152,265         (616)      530,920
  Touchstone Conservative ETF (Pinnacle IV TM)                        233,538       (13,138)   1,317,426          (81)    1,537,745
  Touchstone Core Bond (Pinnacle IV TM)                               247,501      (127,979)     219,927         (607)      338,842
  Touchstone Emerging Growth (Pinnacle IV TM)                         185,886      (105,600)    (147,795)        (754)      (68,263)
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                     71,864       (56,599)    (134,893)      (1,595)     (121,223)
  Touchstone Enhanced ETF (Pinnacle IV TM)                            698,678        (7,185)     352,322         (170)    1,043,645
  Touchstone Growth & Income (Pinnacle IV TM)                         215,489       (58,215)     (15,517)        (150)      141,607
  Touchstone High Yield (Pinnacle IV TM)                              511,437      (248,218)  (2,136,479)      (1,072)   (1,874,332)
  Touchstone Large Cap Growth (Pinnacle IV TM)                         29,298       (60,716)     (69,280)        (258)     (100,956)
  Touchstone Moderate ETF (Pinnacle IV TM)                          1,077,181       (12,626)     855,542          (40)    1,920,057
  Touchstone Money Market (Pinnacle IV TM)                                 --            --            5           (5)           --
  Touchstone Third Avenue Value (Pinnacle IV TM)                    2,184,354      (748,105)     641,983       (3,630)    2,074,602
  Touchstone Value Plus (Pinnacle IV TM)                               50,469       (71,017)      (4,855)        (210)      (25,613)
  Touchstone Aggressive ETF (Pinnacle TM)                               9,207      (127,434)     526,118         (203)      407,688
  Touchstone Balanced (Pinnacle TM)                                    11,918      (430,989)     (49,033)      (1,013)     (469,117)
  Touchstone Baron Small Cap (Pinnacle TM)                             62,445      (738,033)     672,527       (1,528)       (4,589)
  Touchstone Conservative ETF (Pinnacle TM) (January 28)*              11,419          (808)     160,903           --       171,514
  Touchstone Core Bond (Pinnacle TM)                                   11,635      (243,995)     239,676         (331)        6,985
  Touchstone Emerging Growth (Pinnacle TM)                              7,192      (236,506)     (56,730)        (433)     (286,477)
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                       973,509    (2,747,661)  (1,200,736)      (8,701)   (2,983,589)
  Touchstone Enhanced ETF (Pinnacle TM)                                15,726       (70,349)   2,860,826          (25)    2,806,178
  Touchstone Growth & Income (Pinnacle TM)                              2,700       (96,951)     (80,242)        (159)     (174,652)
  Touchstone High Yield (Pinnacle TM)                                  80,101      (996,466)    (501,524)      (1,251)   (1,419,140)
  Touchstone Large Cap Growth (Pinnacle TM)                            17,168    (2,030,388)  (1,126,410)      (4,669)   (3,144,299)
  Touchstone Moderate ETF (Pinnacle TM)                                28,333       (38,392)   1,486,902         (232)    1,476,611
  Touchstone Money Market (Pinnacle TM)                                87,135    (4,997,288)   9,731,207       (4,141)    4,816,913
  Touchstone Third Avenue Value (Pinnacle TM)                         285,937    (5,756,114)   1,853,205       (7,198)   (3,624,170)
  Touchstone Value Plus (Pinnacle TM)                                   8,870      (566,610)    (567,781)      (1,238)   (1,126,759)
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                     348,235      (428,787)     148,138       (1,439)       66,147
  JP Morgan International Equity (Pinnacle IV TM)                      65,341       (19,946)      91,067         (184)      136,278
  JP Morgan Mid Cap Value (Pinnacle IV TM)                            338,112      (116,171)     214,544         (444)      436,041
  JP Morgan Bond (Pinnacle TM)                                        124,359    (3,326,364)    (748,774)      (3,864)   (3,954,643)
  JP Morgan International Equities (Pinnacle TM)                       12,757      (591,465)    (492,556)        (802)   (1,072,066)
  JP Morgan Mid Cap Value (Pinnacle TM)                                 1,751      (103,219)     365,559         (249)      263,842
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                    9,211      (329,437)     (28,873)        (989)     (350,088)
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                        72,251    (1,399,611)    (358,044)      (1,926)   (1,687,330)
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                             90,678    (3,398,672)  (1,741,246)      (5,387)   (5,054,627)
  Fidelity VIP II Contrafund (Pinnacle TM)                            214,941    (3,895,338)   2,932,783       (8,056)     (755,670)
  Fidelity VIP III Growth & Income (Pinnacle TM)                       36,009    (1,762,708)    (695,591)      (3,234)   (2,425,524)
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                  14,699      (960,414)    (313,745)      (1,325)   (1,260,785)
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV TM)                            997,427    (1,099,829)   4,452,891       (1,268)    4,349,221

                                                                  Increase
                                                                 (decrease)    Net assets,   Net assets,
                                                                     in         beginning      end of
                           Division                              net assets     of period      period
--------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                     $   763,491   $    66,981   $   830,472
  Touchstone Balanced (Pinnacle IV TM)                               456,789       736,180     1,192,969
  Touchstone Baron Small Cap (Pinnacle IV TM)                        683,941     2,168,927     2,852,868
  Touchstone Conservative ETF (Pinnacle IV TM)                     1,558,641            --     1,558,641
  Touchstone Core Bond (Pinnacle IV TM)                              340,846     1,054,651     1,395,497
  Touchstone Emerging Growth (Pinnacle IV TM)                         99,739     1,387,381     1,487,120
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                  (215,904)    1,847,918     1,632,014
  Touchstone Enhanced ETF (Pinnacle IV TM)                         1,076,599        38,252     1,114,851
  Touchstone Growth & Income (Pinnacle IV TM)                        144,289       874,031     1,018,320
  Touchstone High Yield (Pinnacle IV TM)                          (1,850,775)    4,946,775     3,096,000
  Touchstone Large Cap Growth (Pinnacle IV TM)                      (105,601)      355,232       249,631
  Touchstone Moderate ETF (Pinnacle IV TM)                         1,969,501        35,680     2,005,181
  Touchstone Money Market (Pinnacle IV TM)                                75         4,483         4,558
  Touchstone Third Avenue Value (Pinnacle IV TM)                   3,552,884     8,118,967    11,671,851
  Touchstone Value Plus (Pinnacle IV TM)                             (20,543)      743,106       722,563
  Touchstone Aggressive ETF (Pinnacle TM)                            433,390       245,545       678,935
  Touchstone Balanced (Pinnacle TM)                                 (378,865)    2,070,757     1,691,892
  Touchstone Baron Small Cap (Pinnacle TM)                           283,681     4,701,574     4,985,255
  Touchstone Conservative ETF (Pinnacle TM) (January 28)*            174,814            --       174,814
  Touchstone Core Bond (Pinnacle TM)                                  10,344     1,189,375     1,199,719
  Touchstone Emerging Growth (Pinnacle TM)                          (183,879)    1,214,481     1,030,602
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                   (3,579,372)   14,960,679    11,381,307
  Touchstone Enhanced ETF (Pinnacle TM)                            2,941,364         2,027     2,943,391
  Touchstone Growth & Income (Pinnacle TM)                          (174,822)      665,981       491,159
  Touchstone High Yield (Pinnacle TM)                             (1,281,811)    6,883,175     5,601,364
  Touchstone Large Cap Growth (Pinnacle TM)                       (3,288,215)   11,769,680     8,481,465
  Touchstone Moderate ETF (Pinnacle TM)                            1,507,902        20,613     1,528,515
  Touchstone Money Market (Pinnacle TM)                            5,023,374     7,395,935    12,419,309
  Touchstone Third Avenue Value (Pinnacle TM)                        254,170    27,180,193    27,434,363
  Touchstone Value Plus (Pinnacle TM)                             (1,108,377)    5,056,445     3,948,068
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                    131,492     4,840,028     4,971,520
  JP Morgan International Equity (Pinnacle IV TM)                    195,385       539,416       734,801
  JP Morgan Mid Cap Value (Pinnacle IV TM)                           528,861       977,113     1,505,974
  JP Morgan Bond (Pinnacle TM)                                    (3,756,474)   15,327,580    11,571,106
  JP Morgan International Equities (Pinnacle TM)                    (844,116)    3,237,891     2,393,775
  JP Morgan Mid Cap Value (Pinnacle TM)                              291,906       232,335       524,241
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                (137,758)    2,159,864     2,022,106
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                     (784,270)    6,902,167     6,117,897
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                        (4,550,783)   17,251,649    12,700,866
  Fidelity VIP II Contrafund (Pinnacle TM)                         1,978,013    19,839,326    21,817,339
  Fidelity VIP III Growth & Income (Pinnacle TM)                  (1,993,513)    9,465,603     7,472,090
  Fidelity VIP III Growth Opportunities (Pinnacle TM)             (1,091,039)    3,675,082     2,584,043
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV TM)                         4,412,198     2,492,777     6,904,975

                                                                               UNIT TRANSACTIONS
                                                                 ---------------------------------------------
                                                                                                      Increase
                                                                   Units      Units        Units     (decrease)
                           Division                              purchased   redeemed   transferred  in units
--------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                        27,674       (928)       45,160     71,906
  Touchstone Balanced (Pinnacle IV TM)                              31,972     (5,399)        6,794     33,367
  Touchstone Baron Small Cap (Pinnacle IV TM)                       43,416    (16,793)       10,406     37,029
  Touchstone Conservative ETF (Pinnacle IV TM)                      22,797     (1,302)      129,177    150,672
  Touchstone Core Bond (Pinnacle IV TM)                             22,756    (11,835)       20,161     31,082
  Touchstone Emerging Growth (Pinnacle IV TM)                       14,702     (8,242)      (12,873)    (6,413)
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                   6,699     (5,423)      (13,946)   (12,670)
  Touchstone Enhanced ETF (Pinnacle IV TM)                          65,880       (696)       32,809     97,993
  Touchstone Growth & Income (Pinnacle IV TM)                       18,573     (5,023)       (1,601)    11,949
  Touchstone High Yield (Pinnacle IV TM)                            39,565    (19,370)     (168,382)  (148,187)
  Touchstone Large Cap Growth (Pinnacle IV TM)                       3,206     (6,675)       (7,508)   (10,977)
  Touchstone Moderate ETF (Pinnacle IV TM)                         105,512     (1,212)       83,191    187,491
  Touchstone Money Market (Pinnacle IV TM)                              --         (1)            1         --
  Touchstone Third Avenue Value (Pinnacle IV TM)                   149,607    (49,947)       42,585    142,245
  Touchstone Value Plus (Pinnacle IV TM)                             4,731     (6,604)         (465)    (2,338)
  Touchstone Aggressive ETF (Pinnacle TM)                              917    (12,527)       51,746     40,136
  Touchstone Balanced (Pinnacle TM)                                    996    (35,508)       (4,001)   (38,513)
  Touchstone Baron Small Cap (Pinnacle TM)                           2,443    (28,780)       25,989       (348)
  Touchstone Conservative ETF (Pinnacle TM) (January 28)*            1,134        (78)       15,824     16,880
  Touchstone Core Bond (Pinnacle TM)                                 1,065    (22,347)       21,892        610
  Touchstone Emerging Growth (Pinnacle TM)                             565    (18,837)       (6,790)   (25,062)
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                     93,742   (258,152)     (112,597)  (277,007)
  Touchstone Enhanced ETF (Pinnacle TM)                              1,567     (6,600)      272,874    267,841
  Touchstone Growth & Income (Pinnacle TM)                             240     (8,386)       (6,906)   (15,052)
  Touchstone High Yield (Pinnacle TM)                                6,239    (77,175)      (36,679)  (107,615)
  Touchstone Large Cap Growth (Pinnacle TM)                            897   (105,901)      (58,339)  (163,343)
  Touchstone Moderate ETF (Pinnacle TM)                              2,793     (3,719)      144,326    143,400
  Touchstone Money Market (Pinnacle TM)                              8,624   (497,262)      971,159    482,521
  Touchstone Third Avenue Value (Pinnacle TM)                        6,655   (130,335)       39,333    (84,347)
  Touchstone Value Plus (Pinnacle TM)                                  818    (52,551)      (52,816)  (104,549)
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                   30,044    (37,104)       12,903      5,843
  JP Morgan International Equity (Pinnacle IV TM)                    5,411     (1,676)        7,464     11,199
  JP Morgan Mid Cap Value (Pinnacle IV TM)                          22,924     (8,148)       15,317     30,093
  JP Morgan Bond (Pinnacle TM)                                       8,980   (239,668)      (53,945)  (284,633)
  JP Morgan International Equities (Pinnacle TM)                     1,185    (54,690)      (45,719)   (99,224)
  JP Morgan Mid Cap Value (Pinnacle TM)                                150     (8,463)       30,430     22,117
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)                   608    (21,505)       (1,935)   (22,832)
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                      3,181    (61,578)      (16,482)   (74,879)
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                           6,822   (253,528)     (130,024)  (376,730)
  Fidelity VIP II Contrafund (Pinnacle TM)                          13,077   (234,253)      162,167    (59,009)
  Fidelity VIP III Growth & Income (Pinnacle TM)                     2,841   (139,316)      (55,177)  (191,652)
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                1,575   (102,395)      (34,956)  (135,776)
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (Pinnacle IV TM)                          99,777   (110,382)      445,612    435,007


SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

** - 2005 closing date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2005


                                                                        INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                 ------------------------------------------------------------------
                                                                                                   Change in net      Net increase
                                                                                 Net realized       unrealized        (decrease) in
                                                                      Net       gain (loss) on     appreciation        net assets
                                                                  investment       sale of        (depreciation)     resulting from
                           Division                              income (loss)   investments     during the period     operations
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                     $     (6,459)  $       29,723   $         (21,949)  $        1,315
  MFS Emerging Growth (Pinnacle IV TM)                                (11,424)          36,967              32,621           58,164
  MFS Investors Growth Stock (Pinnacle IV TM)                          (7,772)          26,951              (3,603)          15,576
  MFS Mid Cap Growth (Pinnacle IV TM)                                 (13,320)          21,630             (28,702)         (20,392)
  MFS New Discovery (Pinnacle IV TM)                                   (9,317)          52,761             (38,910)           4,534
  MFS Total Return (Pinnacle IV TM)                                    76,014          410,061            (413,329)          72,746
  Fidelity VIP Growth (Pinnacle TM)                                   (31,017)         132,041             (23,836)          77,188
  Fidelity VIP III Mid Cap (Pinnacle TM)                             (196,054)       2,015,802             381,767        2,201,515
  MFS Capital Opportunities (Pinnacle TM)                             (13,769)        (108,597)            106,749          (15,617)
  MFS Emerging Growth (Pinnacle TM)                                   (12,976)         (39,004)            119,516           67,536
  MFS Mid Cap Growth (Pinnacle TM)                                    (33,320)         116,914             (95,237)         (11,643)
  MFS New Discovery (Pinnacle TM)                                     (15,085)          (9,244)             31,487            7,158
  MFS Total Return (Pinnacle TM)                                        4,214           15,648             (14,385)           5,477
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                              88              774               6,834            7,696
  Fidelity VIP Balanced (Pinnacle IV TM)                                6,513              753              33,111           40,377
  Fidelity VIP Contrafund (Pinnacle IV TM)                           (100,941)         441,988             757,169        1,098,216
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)           (1,081)          18,144              (4,166)          12,897
  Fidelity VIP Equity-Income (Pinnacle IV TM)                          31,353          522,472            (226,925)         326,900
  Fidelity VIP Growth (Pinnacle IV TM)                                (33,566)         (20,206)            151,470           97,698
  Fidelity VIP Growth & Income (Pinnacle IV TM)                        (9,044)          69,277             243,474          303,707
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                   (3,070)           1,622              28,684           27,236
  Fidelity VIP High Income (Pinnacle IV TM)                           227,275           (6,563)           (168,941)          51,771
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                   4,882            4,621              (4,271)           5,232
  Fidelity VIP Mid Cap (Pinnacle IV TM)                               (98,077)         692,134             475,101        1,069,158
  Fidelity VIP Overseas (Pinnacle IV TM)                               (1,262)           2,858              32,588           34,184
  Fidelity VIP Asset Manager (Pinnacle TM) (January 4)*                (2,123)             (52)             16,143           13,968
  Fidelity VIP Balanced (Pinnacle TM)                                   6,383            6,909               2,940           16,232
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)              (2,374)           9,674              24,160           31,460
  Fidelity VIP High Income (Pinnacle TM)                              260,920          (42,844)            (97,553)         120,523
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                     18,531           12,501             (27,520)           3,512
  Fidelity VIP Overseas (Pinnacle TM)                                  (1,248)           4,882              35,675           39,309
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)                59,216            7,033              12,665           78,914
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                        501          429,447             126,939          556,887
  Franklin Growth and Income Securities (Pinnacle TM)                 200,306        1,116,674          (1,023,957)         293,023
  Franklin Income Securities (Pinnacle TM)                            719,580        1,634,161          (2,271,967)          81,774
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                          (3,337)          14,035              (8,016)           2,682
  Putnam VT Growth and Income (Pinnacle IV TM)                            279           54,279              (1,646)          52,912
  Putnam VT International Equity (Pinnacle IV TM)                      (1,034)          48,483              30,847           78,296
  Putnam VT Small Cap Value (Pinnacle IV TM)                          239,954          755,254            (719,795)         275,413
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)           1,814            4,594               3,000            9,408
  Putnam VT Voyager (Pinnacle IV TM)                                   (1,573)           4,246               3,798            6,471
  Putnam VT Discovery Growth (Pinnacle TM)                             (1,421)          (6,057)             (4,432)         (11,910)
  Putnam VT Growth and Income (Pinnacle TM)                             2,661           59,781             (46,039)          16,403
  Putnam VT International Equity (Pinnacle TM)                          3,056          121,587               4,069          128,712
  Putnam VT Small Cap Value (Pinnacle TM)                             203,139          939,550            (978,048)         164,641
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)              2,284           15,215              (9,308)           8,191
  Putnam VT Voyager (Pinnacle TM)                                        (962)           8,274              (5,601)           1,711

                                                                INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                                --------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                                Contributions    Contract       among      Contract      contract
                                                                from contract  terminations  investment   maintenance    related
                           Division                                holders     and benefits    options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                    $      14,005  $  (100,481)  $   (10,597) $      (233) $    (97,306)
  MFS Emerging Growth (Pinnacle IV TM)                                117,801      (89,488)      (45,290)        (331)      (17,308)
  MFS Investors Growth Stock (Pinnacle IV TM)                          21,183      (68,116)      (53,395)        (256)     (100,584)
  MFS Mid Cap Growth (Pinnacle IV TM)                                  54,267     (171,503)     (263,708)        (361)     (381,305)
  MFS New Discovery (Pinnacle IV TM)                                    2,648     (116,204)     (197,999)        (358)     (311,913)
  MFS Total Return (Pinnacle IV TM)                                   688,947     (537,472)     (180,634)      (1,924)      (31,083)
  Fidelity VIP Growth (Pinnacle TM)                                    15,842     (395,323)   (1,536,181)      (1,788)   (1,917,450)
  Fidelity VIP III Mid Cap (Pinnacle TM)                              275,873   (2,616,348)      355,292       (5,250)   (1,990,433)
  MFS Capital Opportunities (Pinnacle TM)                               5,995     (399,249)     (646,086)        (885)   (1,040,225)
  MFS Emerging Growth (Pinnacle TM)                                     7,117     (101,976)     (125,837)        (516)     (221,212)
  MFS Mid Cap Growth (Pinnacle TM)                                     26,005     (475,265)     (726,707)      (1,132)   (1,177,099)
  MFS New Discovery (Pinnacle TM)                                       2,778     (256,019)     (355,959)        (627)     (609,827)
  MFS Total Return (Pinnacle TM)                                        4,421      (63,874)      487,992          (50)      428,489
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                         116,943      (18,177)        6,783          (37)      105,512
  Fidelity VIP Balanced (Pinnacle IV TM)                              137,300      (64,578)       44,073         (251)      116,544
  Fidelity VIP Contrafund (Pinnacle IV TM)                          1,813,939     (693,154)      770,810       (2,298)    1,889,297
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)           21,953       (1,352)       40,078          (63)       60,616
  Fidelity VIP Equity-Income (Pinnacle IV TM)                         757,733     (522,646)     (366,037)      (2,118)     (133,068)
  Fidelity VIP Growth (Pinnacle IV TM)                                250,239     (117,541)      618,616       (1,439)      749,875
  Fidelity VIP Growth & Income (Pinnacle IV TM)                       426,471     (391,326)       80,163       (1,667)      113,641
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                   89,069       (9,032)       10,718         (129)       90,626
  Fidelity VIP High Income (Pinnacle IV TM)                            53,716     (262,002)   (1,006,082)        (549)   (1,214,917)
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                  62,172       (9,445)      558,862         (101)      611,488
  Fidelity VIP Mid Cap (Pinnacle IV TM)                             1,135,243     (568,733)      307,808       (1,971)      872,347
  Fidelity VIP Overseas (Pinnacle IV TM)                               41,161      (15,492)      147,339          (55)      172,953
  Fidelity VIP Asset Manager (Pinnacle TM) (January 4)*                    --           --       240,866           (6)      240,860
  Fidelity VIP Balanced (Pinnacle TM)                                   1,246     (238,241)       97,750         (470)     (139,715)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)                 238     (106,074)      143,723         (151)       37,736
  Fidelity VIP High Income (Pinnacle TM)                                  166     (133,126)   (3,855,550)        (839)   (3,989,349)
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                     26,681     (286,890)      676,243         (565)      415,469
  Fidelity VIP Overseas (Pinnacle TM)                                   5,943      (18,271)      225,951          (34)      213,589
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)               146,618      (36,425)       83,537         (253)      193,477
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                    776,499     (243,026)     (476,963)      (1,087)       55,423
  Franklin Growth and Income Securities (Pinnacle TM)                  96,823   (2,638,629)   (1,393,179)      (8,833)   (3,943,818)
  Franklin Income Securities (Pinnacle TM)                            141,048   (5,950,777)    1,429,584       (8,617)   (4,388,762)
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                              --      (27,840)      (13,441)         (59)      (41,340)
  Putnam VT Growth and Income (Pinnacle IV TM)                        125,117      (52,735)       (2,356)        (723)       69,303
  Putnam VT International Equity (Pinnacle IV TM)                      51,385      (49,296)      448,215         (279)      450,025
  Putnam VT Small Cap Value (Pinnacle IV TM)                          612,501     (495,453)     (645,348)      (1,359)     (529,659)
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)          19,932      (32,987)       10,753          (24)       (2,326)
  Putnam VT Voyager (Pinnacle IV TM)                                   16,053      (52,738)      (24,615)         (50)      (61,350)
  Putnam VT Discovery Growth (Pinnacle TM)                                953       (7,369)      (23,283)          (4)      (29,703)
  Putnam VT Growth and Income (Pinnacle TM)                             2,700      (88,365)     (158,863)        (102)     (244,630)
  Putnam VT International Equity (Pinnacle TM)                            772     (401,187)      300,244         (303)     (100,474)
  Putnam VT Small Cap Value (Pinnacle TM)                              47,432     (945,588)     (855,226)      (1,374)   (1,754,756)
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)                 --     (101,283)          113         (201)     (101,371)
  Putnam VT Voyager (Pinnacle TM)                                          --     (124,990)      (42,668)         (59)     (167,717)

                                                                  Increase
                                                                 (decrease)    Net assets,   Net assets,
                                                                     in         beginning      end of
                           Division                              net assets     of period      period
--------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                     $   (95,991)  $   748,290   $   652,299
  MFS Emerging Growth (Pinnacle IV TM)                                40,856       780,247       821,103
  MFS Investors Growth Stock (Pinnacle IV TM)                        (85,008)      645,034       560,026
  MFS Mid Cap Growth (Pinnacle IV TM)                               (401,697)    1,208,573       806,876
  MFS New Discovery (Pinnacle IV TM)                                (307,379)      870,020       562,641
  MFS Total Return (Pinnacle IV TM)                                   41,663     6,946,397     6,988,060
  Fidelity VIP Growth (Pinnacle TM)                               (1,840,262)    4,618,257     2,777,995
  Fidelity VIP III Mid Cap (Pinnacle TM)                             211,082    14,576,468    14,787,550
  MFS Capital Opportunities (Pinnacle TM)                         (1,055,842)    2,312,161     1,256,319
  MFS Emerging Growth (Pinnacle TM)                                 (153,676)    1,060,993       907,317
  MFS Mid Cap Growth (Pinnacle TM)                                (1,188,742)    3,114,811     1,926,069
  MFS New Discovery (Pinnacle TM)                                   (602,669)    1,502,081       899,412
  MFS Total Return (Pinnacle TM)                                     433,966        95,091       529,057
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                        113,208       107,962       221,170
  Fidelity VIP Balanced (Pinnacle IV TM)                             156,921       801,961       958,882
  Fidelity VIP Contrafund (Pinnacle IV TM)                         2,987,513     6,705,263     9,692,776
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)          73,513        51,695       125,208
  Fidelity VIP Equity-Income (Pinnacle IV TM)                        193,832     8,304,407     8,498,239
  Fidelity VIP Growth (Pinnacle IV TM)                               847,573     3,143,528     3,991,101
  Fidelity VIP Growth & Income (Pinnacle IV TM)                      417,348     4,857,525     5,274,873
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                 117,862       281,835       399,697
  Fidelity VIP High Income (Pinnacle IV TM)                       (1,163,146)    2,353,908     1,190,762
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                616,720       183,562       800,282
  Fidelity VIP Mid Cap (Pinnacle IV TM)                            1,941,505     6,043,995     7,985,500
  Fidelity VIP Overseas (Pinnacle IV TM)                             207,137        57,888       265,025
  Fidelity VIP Asset Manager (Pinnacle TM) (January 4)*              254,828            --       254,828
  Fidelity VIP Balanced (Pinnacle TM)                               (123,483)      522,953       399,470
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)             69,196       156,617       225,813
  Fidelity VIP High Income (Pinnacle TM)                          (3,868,826)    4,057,050       188,224
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                   418,981       599,925     1,018,906
  Fidelity VIP Overseas (Pinnacle TM)                                252,898        51,121       304,019
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)              272,391       651,945       924,336
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                   612,310     4,037,376     4,649,686
  Franklin Growth and Income Securities (Pinnacle TM)             (3,650,795)   15,652,111    12,001,316
  Franklin Income Securities (Pinnacle TM)                        (4,306,988)   31,643,069    27,336,081
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                        (38,658)      236,961       198,303
  Putnam VT Growth and Income (Pinnacle IV TM)                       122,215     1,328,362     1,450,577
  Putnam VT International Equity (Pinnacle IV TM)                    528,321       542,939     1,071,260
  Putnam VT Small Cap Value (Pinnacle IV TM)                        (254,246)    6,022,746     5,768,500
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)          7,082       394,273       401,355
  Putnam VT Voyager (Pinnacle IV TM)                                 (54,879)      246,402       191,523
  Putnam VT Discovery Growth (Pinnacle TM)                           (41,613)       76,743        35,130
  Putnam VT Growth and Income (Pinnacle TM)                         (228,227)      728,147       499,920
  Putnam VT International Equity (Pinnacle TM)                        28,238     1,311,162     1,339,400
  Putnam VT Small Cap Value (Pinnacle TM)                         (1,590,115)    4,930,897     3,340,782
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)           (93,180)      418,380       325,200
  Putnam VT Voyager (Pinnacle TM)                                   (166,006)      278,394       112,388

                                                                               UNIT TRANSACTIONS
                                                                 ---------------------------------------------
                                                                                                      Increase
                                                                   Units      Units        Units     (decrease)
                           Division                              purchased   redeemed   transferred  in units
--------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                         1,664    (11,916)         (906)   (11,158)
  MFS Emerging Growth (Pinnacle IV TM)                              13,692    (10,588)       (4,912)    (1,808)
  MFS Investors Growth Stock (Pinnacle IV TM)                        2,554     (7,821)       (6,143)   (11,410)
  MFS Mid Cap Growth (Pinnacle IV TM)                                7,500    (22,904)      (38,054)   (53,458)
  MFS New Discovery (Pinnacle IV TM)                                   292    (12,956)      (22,376)   (35,040)
  MFS Total Return (Pinnacle IV TM)                                 59,597    (46,580)      (16,324)    (3,307)
  Fidelity VIP Growth (Pinnacle TM)                                  1,973    (48,591)     (189,949)  (236,567)
  Fidelity VIP III Mid Cap (Pinnacle TM)                            11,001   (101,810)       12,845    (77,964)
  MFS Capital Opportunities (Pinnacle TM)                              985    (64,421)     (104,157)  (167,593)
  MFS Emerging Growth (Pinnacle TM)                                  1,539    (20,747)      (25,349)   (44,557)
  MFS Mid Cap Growth (Pinnacle TM)                                   4,094    (74,249)     (113,124)  (183,279)
  MFS New Discovery (Pinnacle TM)                                      371    (33,088)      (46,167)   (78,884)
  MFS Total Return (Pinnacle TM)                                       409     (5,757)       44,481     39,133
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                       11,552     (1,779)          673     10,446
  Fidelity VIP Balanced (Pinnacle IV TM)                            12,186     (5,664)        3,859     10,381
  Fidelity VIP Contrafund (Pinnacle IV TM)                         139,018    (53,092)       53,404    139,330
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)         1,923       (114)        3,268      5,077
  Fidelity VIP Equity-Income (Pinnacle IV TM)                       69,100    (47,684)      (34,050)   (12,634)
  Fidelity VIP Growth (Pinnacle IV TM)                              29,585    (14,078)       65,539     81,046
  Fidelity VIP Growth & Income (Pinnacle IV TM)                     41,720    (38,560)        8,974     12,134
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                 9,020       (896)        1,104      9,228
  Fidelity VIP High Income (Pinnacle IV TM)                          4,354    (21,279)      (77,832)   (94,757)
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                6,024       (923)       54,327     59,428
  Fidelity VIP Mid Cap (Pinnacle IV TM)                             71,686    (35,227)       17,654     54,113
  Fidelity VIP Overseas (Pinnacle IV TM)                             3,637     (1,333)       12,931     15,235
  Fidelity VIP Asset Manager (Pinnacle TM) (January 4)*                 --         (1)       24,003     24,002
  Fidelity VIP Balanced (Pinnacle TM)                                  121    (22,785)        9,400    (13,264)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)               22     (9,309)       12,390      3,103
  Fidelity VIP High Income (Pinnacle TM)                                16    (12,557)     (347,511)  (360,052)
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                   2,577    (27,766)       65,256     40,067
  Fidelity VIP Overseas (Pinnacle TM)                                  510     (1,597)       19,910     18,823
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)              9,028     (2,316)        5,080     11,792
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                  40,118    (12,812)      (27,651)      (345)
  Franklin Growth and Income Securities (Pinnacle TM)                7,575   (204,813)     (107,246)  (304,484)
  Franklin Income Securities (Pinnacle TM)                          10,009   (421,069)       99,756   (311,304)
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                           --     (3,361)       (2,353)    (5,714)
  Putnam VT Growth and Income (Pinnacle IV TM)                      11,877     (5,062)         (145)     6,670
  Putnam VT International Equity (Pinnacle IV TM)                    4,453     (4,326)       37,262     37,389
  Putnam VT Small Cap Value (Pinnacle IV TM)                        40,943    (32,991)      (44,862)   (36,910)
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)        1,656     (2,763)          882       (225)
  Putnam VT Voyager (Pinnacle IV TM)                                 1,333     (4,492)       (2,008)    (5,167)
  Putnam VT Discovery Growth (Pinnacle TM)                             114       (866)       (4,318)    (5,070)
  Putnam VT Growth and Income (Pinnacle TM)                            269     (8,416)      (15,387)   (23,534)
  Putnam VT International Equity (Pinnacle TM)                          67    (34,545)       25,519     (8,959)
  Putnam VT Small Cap Value (Pinnacle TM)                            3,103    (62,959)      (56,939)  (116,795)
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)              --     (8,530)           --     (8,530)
  Putnam VT Voyager (Pinnacle TM)                                       --    (10,493)       (3,558)   (14,051)


SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

** - 2005 closing date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2005


                                                                          INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
                                                                 ------------------------------------------------------------------
                                                                                                   Change in net      Net increase
                                                                                 Net realized       unrealized        (decrease) in
                                                                      Net       gain (loss) on     appreciation        net assets
                                                                  investment       sale of        (depreciation)     resulting from
                           Division                              income (loss)   investments     during the period     operations
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)         $     13,363   $       58,771   $         (48,040)  $       24,094
  Franklin Income Securities (Pinnacle IV TM)                         132,986          283,163            (404,701)          11,448
  Franklin Large Cap Growth Securities (Pinnacle IV TM)                (8,537)          20,807              (5,650)           6,620
  Franklin Mutual Shares Securities (Pinnacle IV TM)                  (14,356)          77,959             184,727          248,330
  Templeton Foreign Securities (Pinnacle IV TM)                        (7,293)          43,714             152,761          189,182
  Templeton Growth Securities (Pinnacle IV TM)                        (10,825)          70,085              45,675          104,935
  Van Kampen LIT Comstock (Pinnacle IV TM)                             (7,481)          69,041             (19,358)          42,202
  Van Kampen LIT Emerging Growth (Pinnacle IV TM)                      (5,606)           1,786              27,303           23,483
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)             (13,206)         239,798             130,139          356,731
  Franklin Large Cap Growth Securities (Pinnacle TM)                   (3,472)          12,709              (7,805)           1,432
  Franklin Mutual Shares Securities (Pinnacle TM)                     (14,826)         163,572             129,760          278,506
  Templeton Foreign Securities (Pinnacle TM)                           (9,382)         128,879             104,703          224,200
  Templeton Growth Securities (Pinnacle TM)                           (11,992)          89,743             116,522          194,273
  Van Kampen LIT Comstock (Pinnacle TM)                                (6,083)          56,727             (11,501)          39,143
  Van Kampen LIT Emerging Growth (Pinnacle TM)                         (2,799)          19,248              (6,380)          10,069
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                 (5,249)          38,196             123,913          156,860
NON-AFFILIATED CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM) (July 22)**            9,289           89,187            (102,115)          (3,639)
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                         2,055          150,227            (118,672)          33,610
  Scudder VIT Small Cap Index (Pinnacle IV TM)                         (1,222)          20,495             (19,510)            (237)
  Scudder VIT EAFE Equity Index (Pinnacle TM) (July 22)**             216,215        2,312,810          (2,556,590)         (27,565)
  Scudder VIT Equity 500 Index (Pinnacle TM)                           35,056        1,609,223          (1,244,293)         399,986
  Scudder VIT Small Cap Index (Pinnacle TM)                           (17,304)         849,101            (761,326)          70,471
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM) (July 22)**           16,869          146,523            (175,160)         (11,768)
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                        (8,963)         203,321             (41,128)         153,230
  Scudder VIT Small Cap Index (Pinnacle IV TM)                         (5,450)          44,263             (57,365)         (18,552)

                                                                INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                               ---------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                 Net                      in net
                                                                                              transfers                assets from
                                                               Contributions    Contract        among      Contract      contract
                                                               from contract  terminations   investment   maintenance    related
                           Division                               holders     and benefits     options      charges    transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)       $     131,951  $   (165,828) $     92,362  $      (450) $     58,035
  Franklin Income Securities (Pinnacle IV TM)                      1,460,711      (394,211)      321,664       (1,346)    1,386,818
  Franklin Large Cap Growth Securities (Pinnacle IV TM)              173,477       (39,547)       69,139         (114)      202,955
  Franklin Mutual Shares Securities (Pinnacle IV TM)                 950,585      (102,408)      311,478         (584)    1,159,071
  Templeton Foreign Securities (Pinnacle IV TM)                      275,952       (58,040)      861,168         (588)    1,078,492
  Templeton Growth Securities (Pinnacle IV TM)                       673,765       (64,527)     (228,831)        (257)      380,150
  Van Kampen LIT Comstock (Pinnacle IV TM)                           138,736      (122,573)      352,712         (279)      368,596
  Van Kampen LIT Emerging Growth (Pinnacle IV TM)                     33,913       (19,362)      (10,633)         (63)        3,855
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)            222,433       (75,466)      (34,881)        (289)      111,797
  Franklin Large Cap Growth Securities (Pinnacle TM)                   7,691       (94,340)      188,932         (148)      102,135
  Franklin Mutual Shares Securities (Pinnacle TM)                     31,733      (483,856)    2,149,220         (983)    1,696,114
  Templeton Foreign Securities (Pinnacle TM)                           3,278      (338,766)    1,525,812         (687)    1,189,637
  Templeton Growth Securities (Pinnacle TM)                           11,735      (315,272)    1,993,280       (1,015)    1,688,728
  Van Kampen LIT Comstock (Pinnacle TM)                                6,202      (161,847)      534,585         (391)      378,549
  Van Kampen LIT Emerging Growth (Pinnacle TM)                           375       (93,774)       (4,346)         (59)      (97,804)
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                 5,037      (112,408)      554,151         (189)      446,591
NON-AFFILIATED CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM) (July 22)**           2,585       (26,523)     (552,228)        (131)     (576,297)
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                           --      (245,795)     (251,404)        (287)     (497,486)
  Scudder VIT Small Cap Index (Pinnacle IV TM)                           135       (30,751)      (54,002)        (105)      (84,723)
  Scudder VIT EAFE Equity Index (Pinnacle TM) (July 22)**             76,875    (1,453,003)  (13,713,570)      (4,529)  (15,094,227)
  Scudder VIT Equity 500 Index (Pinnacle TM)                          64,747    (3,177,629)   (2,147,630)      (7,603)   (5,268,115)
  Scudder VIT Small Cap Index (Pinnacle TM)                           59,589    (1,121,802)     (784,615)      (1,421)   (1,848,249)
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM) (July 22)**         104,263       (28,028)   (1,313,143)        (335)   (1,237,243)
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                      214,781      (526,355)      329,887       (1,035)       17,278
  Scudder VIT Small Cap Index (Pinnacle IV TM)                        77,603      (178,418)     (248,125)        (296)     (349,236)



                                                                   Increase
                                                                  (decrease)   Net assets,   Net assets,
                                                                      in        beginning      end of
                           Division                               net assets    of period      period
--------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)         $     82,129  $ 1,139,691   $ 1,221,820
  Franklin Income Securities (Pinnacle IV TM)                       1,398,266    5,116,427     6,514,693
  Franklin Large Cap Growth Securities (Pinnacle IV TM)               209,575      872,046     1,081,621
  Franklin Mutual Shares Securities (Pinnacle IV TM)                1,407,401    1,995,961     3,403,362
  Templeton Foreign Securities (Pinnacle IV TM)                     1,267,674    1,177,535     2,445,209
  Templeton Growth Securities (Pinnacle IV TM)                        485,085    1,492,801     1,977,886
  Van Kampen LIT Comstock (Pinnacle IV TM)                            410,798    1,147,784     1,558,582
  Van Kampen LIT Emerging Growth (Pinnacle IV TM)                      27,338      392,452       419,790
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)             468,528    1,045,200     1,513,728
  Franklin Large Cap Growth Securities (Pinnacle TM)                  103,567      413,181       516,748
  Franklin Mutual Shares Securities (Pinnacle TM)                   1,974,620    2,094,686     4,069,306
  Templeton Foreign Securities (Pinnacle TM)                        1,413,837    1,442,984     2,856,821
  Templeton Growth Securities (Pinnacle TM)                         1,883,001    1,392,672     3,275,673
  Van Kampen LIT Comstock (Pinnacle TM)                               417,692      882,857     1,300,549
  Van Kampen LIT Emerging Growth (Pinnacle TM)                        (87,735)     229,835       142,100
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                603,451      339,667       943,118
NON-AFFILIATED CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM) (July 22)**         (579,936)     579,936            --
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                      (463,876)   1,827,501     1,363,625
  Scudder VIT Small Cap Index (Pinnacle IV TM)                        (84,960)     279,863       194,903
  Scudder VIT EAFE Equity Index (Pinnacle TM) (July 22)**         (15,121,792)  15,121,792            --
  Scudder VIT Equity 500 Index (Pinnacle TM)                       (4,868,129)  18,230,890    13,362,761
  Scudder VIT Small Cap Index (Pinnacle TM)                        (1,777,778)   5,277,874     3,500,096
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM) (July 22)**       (1,249,011)   1,249,011            --
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                       170,508    5,430,202     5,600,710
  Scudder VIT Small Cap Index (Pinnacle IV TM)                       (367,788)     953,714       585,926

                                                                               UNIT TRANSACTIONS
                                                                 ----------------------------------------------
                                                                                                      Increase
                                                                   Units      Units        Units     (decrease)
                           Division                              purchased   redeemed   transferred  in units
---------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)            10,358    (13,048)        7,238       4,548
  Franklin Income Securities (Pinnacle IV TM)                      103,039    (28,172)       23,609      98,476
  Franklin Large Cap Growth Securities (Pinnacle IV TM)             14,169     (3,190)        5,921      16,900
  Franklin Mutual Shares Securities (Pinnacle IV TM)                68,916     (7,503)       22,556      83,969
  Templeton Foreign Securities (Pinnacle IV TM)                     18,271     (3,932)       58,924      73,263
  Templeton Growth Securities (Pinnacle IV TM)                      46,631     (4,592)      (17,338)     24,701
  Van Kampen LIT Comstock (Pinnacle IV TM)                           9,811     (8,805)       25,210      26,216
  Van Kampen LIT Emerging Growth (Pinnacle IV TM)                    2,751     (1,573)         (914)        264
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)           11,371     (3,924)       (1,542)      5,905
  Franklin Large Cap Growth Securities (Pinnacle TM)                   624     (7,572)       15,248       8,300
  Franklin Mutual Shares Securities (Pinnacle TM)                    2,334    (35,022)      154,195     121,507
  Templeton Foreign Securities (Pinnacle TM)                           226    (22,595)      103,039      80,670
  Templeton Growth Securities (Pinnacle TM)                            817    (21,878)      137,383     116,322
  Van Kampen LIT Comstock (Pinnacle TM)                                448    (11,425)       38,001      27,024
  Van Kampen LIT Emerging Growth (Pinnacle TM)                          30     (7,553)         (125)     (7,648)
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)                 257     (5,512)       26,739      21,484
NON-AFFILIATED CLASS A:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM) (July 22)**           233     (2,419)      (49,594)    (51,780)
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                         --    (25,002)      (25,393)    (50,395)
  Scudder VIT Small Cap Index (Pinnacle IV TM)                          11     (2,435)       (4,429)     (6,853)
  Scudder VIT EAFE Equity Index (Pinnacle TM) (July 22)**            7,552   (141,620)   (1,322,752) (1,456,820)
  Scudder VIT Equity 500 Index (Pinnacle TM)                         5,140   (254,560)     (171,585)   (421,005)
  Scudder VIT Small Cap Index (Pinnacle TM)                          4,670    (83,400)      (59,709)   (138,439)
NON-AFFILIATED CLASS B:
  Scudder VIT EAFE Equity Index (Pinnacle IV TM) (July 22)**         9,303     (2,427)     (111,571)   (104,695)
  Scudder VIT Equity 500 Index (Pinnacle IV TM)                     19,041    (46,468)       28,616       1,189
  Scudder VIT Small Cap Index (Pinnacle IV TM)                       6,234    (14,824)      (21,553)    (30,143)


SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

** - 2005 closing date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

Integrity Life Insurance Company ("Integrity"), a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"), established Separate Account II (the "Separate Account") on May 21, 1992, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity's Separate Account Guaranteed Principal Option ("GPO"). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment ("MVA") and a Systematic Transfer Option ("STO"), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity's general account. Such options include a guaranteed interest division.

The Separate Account divisions invest in shares of the corresponding portfolios of the following funds or insurance trust funds ("Funds"): Variable Insurance Products Fund ("VIP"), Variable Insurance Products Fund II ("VIP II"), and Variable Insurance Products Fund III ("VIP III"), part of the Fidelity Investments group of companies (collectively, "Fidelity's VIP Funds"); Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"); J.P. Morgan Series Trust II ("JPMorgan Series"); Massachusetts Financial Services Variable Insurance Trust Funds ("MFS Funds"); Putnam Variable Trust Funds ("Putnam VT Funds"); DWS Scudder Investments Variable Insurance Trust Funds ("DWS Funds") (formerly Scudder), Touchstone Variable Series Trust Funds ("Touchstone Funds"), Van Kampen Universal Institutional Funds Portfolios ("Van Kampen UIF Funds") and Van Kampen Life Investment Trust Portfolios ("Van Kampen LIT Portfolios"). Fidelity Management and Research Company serves as investment adviser to Fidelity's VIP Funds. The investment advisers of the Franklin

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc. J.P. Morgan Investment Management, Inc. is the investment adviser to the JPM Series. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

Putnam Investment Management, LLC serves as the investment adviser of the Putnam VT Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. Morgan Stanley Investment Management, Inc. is the investment adviser for the Van Kampen UIF Funds. Van Kampen Asset Management, Inc. manages the Van Kampen LIT Portfolios.

The contract holder's account value in a Separate Account division, also referred to as subaccount, will vary depending on the performance of the corresponding portfolio, also referred to as underlying fund. The Separate Account currently has one hundred twenty investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges.

TAXES

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code (IRC). The Separate Account is not taxed as a regulated investment company under Subchapter L of the IRC. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2006 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2006) and the cost of shares held at December 31, 2006 for each division were as follows:


                         DIVISION                                 PURCHASES       SALES         COST
--------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)                     $   189,758   $   215,920   $   787,242
  Touchstone Balanced (Pinnacle IV TM)                               343,526       276,582     1,252,418
  Touchstone Baron Small Cap (Pinnacle IV TM)                        541,731       871,393     2,359,565
  Touchstone Conservative ETF (Pinnacle IV TM)                       417,426       220,921     1,738,974
  Touchstone Core Bond (Pinnacle IV TM)                              474,283       337,401     1,528,941
  Touchstone Mid Cap Growth - TVST (Pinnacle IV TM)                  486,958       340,600     1,796,395
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)                   931,837       859,272     1,768,033
  Touchstone Enhanced ETF (Pinnacle IV TM)                         1,338,139       511,805     1,973,731
  Touchstone Growth & Income (Pinnacle IV TM)                        380,410       334,194     1,100,892
  Touchstone High Yield (Pinnacle IV TM)                           5,412,869     2,986,063     5,542,840
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)               4,318        59,561       181,238
  Touchstone Moderate ETF (Pinnacle IV TM)                           751,926       586,898     2,150,294
  Touchstone Money Market (Pinnacle IV TM)                               222            72         4,706
  Touchstone Third Avenue Value (Pinnacle IV TM)                   2,788,021     2,057,968    10,827,101
  Touchstone Value Plus (Pinnacle IV TM)                              56,182       305,822       468,580
  Touchstone Aggressive ETF (Pinnacle TM)                            679,820       841,998       562,107
  Touchstone Balanced (Pinnacle TM)                                  929,936       716,514     1,876,238
  Touchstone Baron Small Cap (Pinnacle TM)                           268,648     1,724,957     2,955,617
  Touchstone Conservative ETF (Pinnacle TM)                        1,249,693        91,850     1,331,220
  Touchstone Core Bond (Pinnacle TM)                                 188,026       445,448       944,623
  Touchstone Mid Cap Growth (Pinnacle TM)                            333,025       532,442       929,143
  Touchstone Enhanced Dividend 30 (Pinnacle TM)                      516,336     5,513,059     6,726,698
  Touchstone Enhanced ETF (Pinnacle TM)                            2,319,896       267,543     4,885,838
  Touchstone Growth & Income (Pinnacle TM)                            87,363       164,197       413,701
  Touchstone High Yield (Pinnacle TM)                              1,647,528     3,861,466     3,444,944
  Touchstone Eagle Capital Appreciation (Pinnacle TM)                 82,688     2,071,579     5,273,413
  Touchstone Moderate ETF (Pinnacle TM)                            1,143,365     1,118,992     1,600,669
  Touchstone Money Market (Pinnacle TM)                           12,173,462    12,950,307    11,642,476
  Touchstone Third Avenue Value (Pinnacle TM)                      2,513,607     9,669,819    14,930,265
  Touchstone Value Plus (Pinnacle TM)                                 39,219     1,296,145     2,120,070
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)                                  1,457,720     1,705,206     4,717,045
  JP Morgan International Equity (Pinnacle IV TM)                    598,674       203,354     1,079,660
  JP Morgan Mid Cap Value (Pinnacle IV TM)                           202,895       518,661     1,152,327
  JP Morgan Bond (Pinnacle TM)                                       733,755     4,424,948     7,981,353
  JP Morgan International Equities (Pinnacle TM)                     359,667     1,407,088     1,341,041
  JP Morgan Mid Cap Value (Pinnacle TM)                               16,000       374,005       183,350
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)               3,142,651     3,735,261     1,403,020
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)                      942,358     2,190,156     3,880,737
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)                         2,538,516     4,295,998     9,915,932
  Fidelity VIP II Contrafund (Pinnacle TM)                         3,013,430     6,879,304    13,213,835


                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                         DIVISION                                 PURCHASES       SALES         COST
--------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS (CONTINUED):
  Fidelity VIP III Growth & Income (Pinnacle TM)                 $   401,436   $ 2,702,832   $ 3,944,676
  Fidelity VIP III Growth Opportunities (Pinnacle TM)                248,522     1,312,783     1,229,513
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM)                         191,520         6,709       185,182
  Touchstone Conservative ETF (Pinnacle IV TM)                       526,694        30,281       497,023
  Touchstone Enhanced ETF (Pinnacle IV TM)                           503,883        18,549       486,646
  Touchstone Moderate ETF (Pinnacle IV TM)                           390,279           825       389,511
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM)                   231,470        37,437       196,048
  Touchstone GMAB Conservative ETF (Pinnacle IV TM)                  231,591           897       230,728
  Touchstone GMAB Moderate ETF (Pinnacle IV TM)                       45,304           120        45,190
  Touchstone Money Market (Pinnacle IV TM)                        15,491,063    16,755,424     5,640,625
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)                          27,687       280,634       377,468
  MFS Emerging Growth (Pinnacle IV TM)                             2,586,706       696,367     2,706,597
  MFS Investors Growth Stock (Pinnacle IV TM)                         43,370       278,511       287,566
  MFS Mid Cap Growth (Pinnacle IV TM)                                118,937       206,009       665,203
  MFS New Discovery (Pinnacle IV TM)                                  66,780       204,233       391,782
  MFS Total Return (Pinnacle IV TM)                                1,144,016     4,641,606     3,381,134
  Fidelity VIP Growth (Pinnacle TM)                                  200,277     1,052,906     1,838,983
  Fidelity VIP III Mid Cap (Pinnacle TM)                           2,667,040     4,758,104     9,964,486
  MFS Capital Opportunities (Pinnacle TM)                              9,531       377,045       976,611
  MFS Emerging Growth (Pinnacle TM)                                   56,740       186,142       827,834
  MFS Investors Growth Stock (Pinnacle TM)                             4,042           556         3,494
  MFS Mid Cap Growth (Pinnacle TM)                                   138,376       786,454     1,126,264
  MFS New Discovery (Pinnacle TM)                                     84,771       329,541       623,063
  MFS Total Return (Pinnacle TM)                                     219,594       239,404       509,735
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)                         83,817        44,215       252,168
  Fidelity VIP Balanced (Pinnacle IV TM)                             258,974       124,619     1,035,371
  Fidelity VIP Contrafund (Pinnacle IV TM)                         9,383,333     2,714,467    15,518,606
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)         680,322       382,030       435,987
  Fidelity VIP Equity-Income (Pinnacle IV TM)                      1,520,589     5,027,234     4,773,198
  Fidelity VIP Growth (Pinnacle IV TM)                               358,119     2,463,074     1,880,657
  Fidelity VIP Growth & Income (Pinnacle IV TM)                      507,006     3,945,337     1,790,729
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)                  93,639        85,679       370,186
  Fidelity VIP High Income (Pinnacle IV TM)                        1,935,328     1,308,989     1,871,088
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)                727,474       379,036     1,132,043
  Fidelity VIP Mid Cap (Pinnacle IV TM)                            7,631,332     2,520,787    11,952,152
  Fidelity VIP Overseas (Pinnacle IV TM)                           1,263,703       324,249     1,225,572
  Fidelity VIP Asset Manager (Pinnacle TM)                            91,061       327,941        16,705
  Fidelity VIP Balanced (Pinnacle TM)                                186,645       163,379       404,708
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)            152,855       136,465       248,232
  Fidelity VIP High Income (Pinnacle TM)                           1,868,453       765,578     1,313,272
  Fidelity VIP Investment Grade Bond (Pinnacle TM)                   209,297       417,943       790,261
  Fidelity VIP Overseas (Pinnacle TM)                                734,026       392,439       661,597
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)            1,250,145     1,115,299     1,049,402
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)                 2,108,440       944,032     5,187,392


                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                         DIVISION                                 PURCHASES       SALES         COST
--------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1 (CONTINUED):
  Franklin Growth and Income Securities (Pinnacle TM)            $   941,342   $ 3,902,598   $ 7,583,672
  Franklin Income Securities (Pinnacle TM)                         1,636,711     7,740,103    17,967,058
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)                          1,784        55,277       139,131
  Putnam VT Growth and Income (Pinnacle IV TM)                       219,949       448,485     1,136,691
  Putnam VT International Equity (Pinnacle IV TM)                    672,014       768,184     1,036,226
  Putnam VT Small Cap Value (Pinnacle IV TM)                       1,984,855     4,363,314     3,349,614
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)         71,284       120,088       334,383
  Putnam VT Voyager (Pinnacle IV TM)                                 132,097       140,569       176,790
  Putnam VT Discovery Growth (Pinnacle TM)                                24        35,706         2,890
  Putnam VT Growth and Income (Pinnacle TM)                           33,893       109,663       372,500
  Putnam VT International Equity (Pinnacle TM)                       467,384       934,725       923,035
  Putnam VT Small Cap Value (Pinnacle TM)                          1,848,851     2,605,939     2,549,196
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)           122,619       342,128        98,853
  Putnam VT Voyager (Pinnacle TM)                                        120        40,733        61,073
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)             323,027       260,750     1,240,710
  Franklin Income Securities (Pinnacle IV TM)                      7,414,919     1,617,498    12,284,465
  Franklin Large Cap Growth Securities (Pinnacle IV TM)              173,650       330,172       900,133
  Franklin Mutual Shares Securities (Pinnacle IV TM)               2,359,849       855,612     4,712,617
  Templeton Foreign Securities (Pinnacle IV TM)                      662,036       543,711     2,394,790
  Templeton Growth Securities (Pinnacle IV TM)                     9,268,821     2,427,758     8,967,025
  Van Kampen LIT Comstock (Pinnacle IV TM)                           362,784       526,096     1,324,574
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)                    59,151       114,758       322,195
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)          1,455,720       992,432     2,014,594
  Franklin Large Cap Growth Securities (Pinnacle TM)                  18,674       141,157       385,914
  Franklin Mutual Shares Securities (Pinnacle TM)                  1,374,815     1,141,323     4,122,911
  Templeton Foreign Securities (Pinnacle TM)                         376,355     1,165,438     2,009,632
  Templeton Growth Securities (Pinnacle TM)                          615,277       754,880     3,001,425
  Van Kampen LIT Comstock (Pinnacle TM)                              316,973       627,573       964,472
  Van Kampen LIT Strategic Growth (Pinnacle TM)                      122,642       132,214       126,766
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)             1,509,642     1,466,345     1,064,076
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                          118,548       507,557       903,179
  DWS Small Cap Index VIP (Pinnacle IV TM)                            69,045        88,759       172,223
  DWS Equity 500 Index VIP (Pinnacle TM)                             700,029     5,840,653     7,541,525
  DWS Small Cap Index VIP(Pinnacle TM)                               290,078     1,880,580     1,872,286
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)                          398,128     1,060,007     4,449,421
  DWS Small Cap Index VIP (Pinnacle IV TM)                           143,257       206,527       498,399


                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

3. EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. Three contracts are currently offered by the Separate Account: Pinnacle, Pinnacle IV and Select 10 Plus. The Pinnacle III and Pinnacle IV contracts have a deferred sales load charge. Pinnacle III charges 1.20% and 0.15%, Pinnacle IV charges 1.30% and 0.15%, and Select 10 Plus charges 1.20% and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. Guaranteed Minimum Accumulation Benefit ("GMAB") funds in Pinnacle IV charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis. In addition, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract).

Integrity also deducts an amount quarterly to cover the cost of any additional benefits provided under the policy by rider. The charge for riders is deducted on a quarterly anniversary day.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, and total returns are presented for the periods ended December 31, 2006, 2005, 2004, 2003, and 2002 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2006 and 2005).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


                                                                                    INVESTMENT
                                    UNITS       UNIT            NET ASSETS            INCOME           EXPENSE           TOTAL
      DIVISION           YEAR      (000S)       VALUE             (000S)            RATIO (1)           RATIO          RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV TM)
                         2006             76   $  11.85       $             898              1.49%           1.45%           11.88%
                         2005             78      10.59                     830              0.00%           1.45%            3.12%
                         2004              7      10.27                      67             13.95%           1.45%            2.70%
  Touchstone Balanced (Pinnacle IV TM)
                         2006             91      13.73                   1,245              1.83%           1.45%            9.30%
                         2005             95      12.56                   1,193              1.80%           1.45%            5.07%
                         2004             62      11.95                     736              1.17%           1.45%            7.95%
                         2003             32      11.07                      32              1.48%           1.45%           19.81%
                         2002              1       9.24                      12              0.49%           1.45%           (7.60%)
  Touchstone Baron Small Cap (Pinnacle IV TM)
                         2006            168      17.36                   2,920              0.00%           1.45%           16.56%
                         2005            192      14.90                   2,853              0.00%           1.45%            6.13%
                         2004            154      14.04                   2,169              0.00%           1.45%           26.03%
                         2003            104      11.14                     104              0.00%           1.45%           31.52%
                         2002             73       8.47                     616              0.00%           1.45%          (15.38%)
  Touchstone Conservative ETF (Pinnacle IV TM)
                         2006            171      11.03                   1,881              0.82%           1.45%            6.58%
                         2005            151      10.34                   1,559              0.00%           1.45%            3.45%
  Touchstone Core Bond (Pinnacle IV TM)
                         2006            136      11.17                   1,523              4.67%           1.45%            2.55%
                         2005            128      10.89                   1,395              0.00%           1.45%            0.21%
                         2004             97      10.87                   1,055              5.06%           1.45%            1.78%
                         2003             58      10.68                      58              5.86%           1.45%            2.01%
                         2002              7      10.47                      70             18.52%           1.45%            4.70%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)


                                                                                     INVESTMENT
                                    UNITS       UNIT             NET ASSETS            INCOME           EXPENSE          TOTAL
      Division           YEAR      (000S)       VALUE              (000S)            RATIO (1)           RATIO         RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Mid Cap Growth - TVST (Pinnacle IV TM)
                         2006            111   $  15.99       $           1,776              0.00%           1.45%           14.50%
                         2005            106      13.97                   1,487              5.05%           1.45%           13.63%
                         2004            113      12.29                   1,387              2.40%           1.45%           10.42%
                         2003             66      11.13                      66              0.00%           1.45%           45.11%
                         2002              1       7.67                       6              3.93%           1.45%          (23.30%)
  Touchstone Enhanced Dividend 30 (Pinnacle IV TM)
                         2006            153      13.12                   2,007              2.97%           1.45%           24.75%
                         2005            155      10.52                   1,632              0.00%           1.45%          (4.46%)
                         2004            168      11.01                   1,848              2.82%           1.45%            3.67%
                         2003            136      10.62                     136              4.46%           1.45%           29.99%
  Touchstone Enhanced ETF (Pinnacle IV TM)
                         2006            175      12.47                   2,180              0.75%           1.45%           13.72%
                         2005            102      10.97                   1,115              0.00%           1.45%            4.49%
                         2004              4      10.50                      38             11.59%           1.45%            5.00%
  Touchstone Growth & Income (Pinnacle IV TM)
                         2006             82      13.19                   1,076              2.39%           1.45%           12.03%
                         2005             87      11.77                   1,018              0.03%           1.45%            0.39%
                         2004             75      11.72                     874              2.60%           1.45%            8.42%
                         2003             32      10.81                      32              9.35%           1.45%           31.03%
  Touchstone High Yield (Pinnacle IV TM)
                         2006            389      13.90                   5,411             10.03%           1.45%            6.34%
                         2005            237      13.08                   3,096              0.00%           1.45%            1.78%
                         2004            385      12.85                   4,947             13.33%           1.45%            7.98%
                         2003            124      11.90                     124              4.49%           1.45%           22.18%
                         2002            133       9.74                   1,299             19.75%           1.45%           (2.60%)
  Touchstone Eagle Capital Appreciation (Pinnacle IV TM)
                         2006             22      10.56                     229              0.79%           1.45%           15.10%
                         2005             27       9.17                     250              0.07%           1.45%           (1.36%)
                         2004             38       9.30                     355              0.84%           1.45%           13.28%
                         2003             42       8.21                      42              0.17%           1.45%           30.32%
                         2002             21       6.30                     134              0.00%           1.45%          (31.45%)
  Touchstone Moderate ETF (Pinnacle IV TM)
                         2006            207      11.48                   2,378              1.08%           1.45%            9.37%
                         2005            191      10.50                   2,005              0.00%           1.45%            2.43%
                         2004              3      10.25                      36              5.21%           1.45%            2.50%
  Touchstone Money Market (Pinnacle IV TM)
                         2006             --      10.45                       5              4.85%           1.45%            3.42%
                         2005             --      10.11                       5              3.14%           1.45%            1.67%
                         2004             --*      9.94                       4              1.27%           1.45%           (0.10%)
                         2003              1       9.95                       1              1.03%           1.45%           (0.50%)
                         2002             74      10.00                     739              0.76%           1.45%            0.00%
  Touchstone Third Avenue Value (Pinnacle IV TM)
                         2006            734      18.30                  13,434              1.10%           1.45%           14.20%
                         2005            728      16.02                  11,672              0.88%           1.45%           15.71%
                         2004            586      13.85                   8,119              0.30%           1.45%           24.10%
                         2003            429      11.16                     429              0.33%           1.45%           38.12%
                         2002            311       8.08                   2,514              2.06%           1.45%          (18.63%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)


                                                                                     INVESTMENT
                                    UNITS       UNIT             NET ASSETS            INCOME           EXPENSE          TOTAL
      Division           YEAR      (000S)       VALUE              (000S)            RATIO (1)           RATIO         RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Value Plus (Pinnacle IV TM)
                         2006             46   $  12.90       $             593              0.66%           1.45%           17.99%
                         2005             66      10.93                     723              0.00%           1.45%            0.69%
                         2004             68      10.86                     743              0.75%           1.45%            8.93%
                         2003             62       9.97                      62              1.04%           1.45%           27.82%
  Touchstone Aggressive ETF (Pinnacle TM)
                         2006             51      11.87                     607              1.10%           1.35%           11.99%
                         2005             64      10.60                     679              0.00%           1.35%            3.22%
                         2004             24      10.27                     246              7.93%           1.35%            2.70%
  Touchstone Balanced (Pinnacle TM)
                         2006            136      13.79                   1,876              1.89%           1.35%            9.41%
                         2005            134      12.61                   1,692              1.23%           1.35%            5.18%
                         2004            173      11.99                   2,071              0.86%           1.35%            8.21%
                         2003            144      11.08                     144              0.82%           1.35%           19.91%
                         2002             62       9.24                     570              6.52%           1.35%           (7.60%)
  Touchstone Baron Small Cap (Pinnacle TM)
                         2006            134      31.33                   4,191              0.00%           1.35%           16.67%
                         2005            186      26.86                   4,985              0.00%           1.35%            6.24%
                         2004            186      25.28                   4,702              0.00%           1.35%           26.08%
                         2003            203      20.05                     203              0.00%           1.35%           31.65%
                         2002            236      15.23                   3,595              0.00%           1.35%          (15.25%)
  Touchstone Conservative ETF (Pinnacle TM)
                         2006            126      11.05                   1,392              1.62%           1.35%            6.69%
                         2005             17      10.36                     175              0.00%           1.35%            1.93%
  Touchstone Core Bond (Pinnacle TM)
                         2006             84      11.22                     941              3.82%           1.35%            2.65%
                         2005            110      10.93                   1,200              0.00%           1.35%            0.31%
                         2004            109      10.90                   1,189              3.09%           1.35%            1.87%
                         2003            163      10.70                     163              3.15%           1.35%            2.10%
                         2002            185      10.48                   1,937             15.32%           1.35%            4.80%
  Touchstone Mid Cap Growth (Pinnacle TM)
                         2006             57      16.07                     917              0.00%           1.35%           14.61%
                         2005             74      14.02                   1,031              4.98%           1.35%           13.74%
                         2004             99      12.32                   1,214              2.07%           1.35%           10.49%
                         2003             85      11.15                      85              0.00%           1.35%           45.37%
                         2002             40       7.67                     303              3.14%           1.35%          (23.30%)
  Touchstone Enhanced Dividend 30 (Pinnacle TM)
                         2006            635      13.18                   8,366              2.00%           1.35%           24.87%
                         2005          1,078      10.56                  11,381              0.00%           1.35%           (4.36%)
                         2004          1,355      11.04                  14,961              1.96%           1.35%            3.76%
                         2003          1,681      10.64                   1,681              3.96%           1.35%           30.07%
                         2002              3       8.18                      25              1.34%           1.35%          (18.20%)
  Touchstone Enhanced ETF (Pinnacle TM)
                         2006            447      12.50                   5,585              0.86%           1.35%           13.83%
                         2005            268      10.98                   2,943              0.00%           1.35%            4.59%
                         2004            --*      10.50                       2              9.89%           1.35%            5.00%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)


                                                                                     INVESTMENT
                                    UNITS       UNIT             NET ASSETS            INCOME           EXPENSE          TOTAL
      Division           YEAR      (000S)       VALUE              (000S)            RATIO (1)           RATIO         RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Growth & Income (Pinnacle TM)
                         2006             32   $  13.25       $             420              2.27%           1.35%           12.15%
                         2005             42      11.81                     491              0.03%           1.35%            0.49%
                         2004             57      11.76                     666              1.68%           1.35%            8.69%
                         2003             59      10.82                      59              6.61%           1.35%           30.99%
                         2002             24       8.26                     199              9.87%           1.35%          (17.40%)
  Touchstone High Yield (Pinnacle TM)
                         2006            247      13.97                   3,445              6.10%           1.35%            6.45%
                         2005            427      13.12                   5,601              0.00%           1.35%            1.88%
                         2004            534      12.88                   6,883              5.99%           1.35%            8.05%
                         2003          1,048      11.92                   1,048              9.42%           1.35%           22.26%
                         2002            724       9.75                   7,055              9.04%           1.35%           (2.50%)
  Touchstone Eagle Capital Appreciation (Pinnacle TM)
                         2006            345      22.17                   7,647              0.77%           1.35%           15.22%
                         2005            441      19.24                   8,481              0.08%           1.35%          (1.26%)
                         2004            604      19.48                  11,770              0.92%           1.35%           13.32%
                         2003            725      17.19                     725              0.12%           1.35%           30.52%
                         2002            813      13.17                  10,711              0.00%           1.35%          (31.44%)
  Touchstone Moderate ETF (Pinnacle TM)
                         2006            149      11.51                   1,719              1.00%           1.35%            9.48%
                         2005            145      10.51                   1,529              0.00%           1.35%            2.53%
                         2004              2      10.25                      21             12.68%           1.35%            2.50%
  Touchstone Money Market (Pinnacle TM)
                         2006          1,109      10.50                  11,642              4.84%           1.35%            3.52%
                         2005          1,224      10.14                  12,419              3.24%           1.35%            1.77%
                         2004            742       9.97                   7,396              1.30%           1.35%            0.00%
                         2003          1,202       9.97                   1,202              0.89%           1.35%           (0.30%)
                         2002            208      10.00                   2,077              0.78%           1.35%            0.00%
  Touchstone Third Avenue Value (Pinnacle TM)
                         2006            407      54.86                  22,352              0.94%           1.35%           14.32%
                         2005            572      47.99                  27,434              0.77%           1.35%           15.83%
                         2004            656      41.43                  27,180              0.24%           1.35%           24.23%
                         2003            741      33.35                     741              0.35%           1.35%           38.32%
                         2002            781      24.11                  18,822              1.57%           1.35%          (18.60%)
  Touchstone Value Plus (Pinnacle TM)
                         2006            253      12.96                   3,284              0.72%           1.35%           18.11%
                         2005            360      10.97                   3,948              0.00%           1.35%            0.79%
                         2004            464      10.89                   5,056              0.75%           1.35%            9.12%
                         2003            542       9.98                     542              0.93%           1.35%           27.95%
                         2002              6       7.80                      48              1.53%           1.35%          (22.00%)
NON-AFFILIATED:
  JP Morgan Bond (Pinnacle IV TM)
                         2006            396      11.96                   4,730              4.00%           1.45%            2.64%
                         2005            427      11.65                   4,972              5.04%           1.45%            1.33%
                         2004            421      11.50                   4,840              4.43%           1.45%            2.77%
                         2003            458      11.19                     458              4.87%           1.45%            2.19%
                         2002            369      10.95                   4,042              0.51%           1.45%            7.25%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)


                                                                                     INVESTMENT
                                    UNITS       UNIT             NET ASSETS            INCOME           EXPENSE          TOTAL
      Division           YEAR      (000S)       VALUE              (000S)            RATIO (1)           RATIO         RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED (CONTINUED):
  JP Morgan International Equity (Pinnacle IV TM)
                         2006             84   $  15.71       $           1,319              1.01%           1.45%           20.28%
                         2005             56      13.06                     735              0.79%           1.45%            9.09%
                         2004             45      11.97                     539              0.49%           1.45%           16.67%
                         2003             27      10.26                      27              0.88%           1.45%           30.53%
                         2002              8       7.86                      59              0.32%           1.45%          (19.55%)
  JP Morgan Mid Cap Value (Pinnacle IV TM)
                         2006             78      17.37                   1,356              2.01%           1.45%           15.15%
                         2005            100      15.08                   1,506              0.94%           1.45%            7.63%
                         2004             70      14.01                     977              0.70%           1.45%           19.23%
                         2003             18      11.75                      18              0.24%           1.45%           27.72%
  JP Morgan Bond (Pinnacle TM)
                         2006            544      14.35                   7,809              4.37%           1.35%            2.74%
                         2005            828      13.97                  11,571              5.27%           1.35%            1.43%
                         2004          1,113      13.77                  15,328              4.77%           1.35%            2.91%
                         2003          1,459      13.38                   1,459              5.10%           1.35%            2.29%
                         2002          2,171      13.08                  28,399              0.66%           1.35%            7.30%
  JP Morgan International Equities (Pinnacle TM)
                         2006            125      13.84                   1,736              1.07%           1.35%           20.40%
                         2005            208      11.49                   2,394              0.88%           1.35%            9.20%
                         2004            307      10.53                   3,238              0.60%           1.35%           16.87%
                         2003            354       9.01                     354              0.71%           1.35%           30.58%
                         2002            238       6.90                   1,642              0.48%           1.35%          (19.39%)
  JP Morgan Mid Cap Value (Pinnacle TM)
                         2006             15      14.28                     210              1.81%           1.35%           15.27%
                         2005             42      12.39                     524              0.65%           1.35%            7.74%
                         2004             20      11.50                     232              0.00%           1.35%           15.00%
                         2003             82      12.44                      82              0.00%           1.35%           24.40%
  Van Kampen UIF Emerging Markets Debt (Pinnacle TM)
                         2006             80      17.74                   1,418              6.25%           1.35%            9.32%
                         2005            125      16.23                   2,022              9.46%           1.35%           10.74%
                         2004            147      14.65                   2,160             10.14%           1.35%            8.52%
                         2003            199      13.50                     199              0.00%           1.35%           26.17%
                         2002            202      10.70                   2,156              7.92%           1.35%            7.75%
  Van Kampen UIF U.S. Real Estate (Pinnacle TM)
                         2006            190      33.68                   6,389              1.47%           1.35%           36.19%
                         2005            247      24.73                   6,118              1.50%           1.35%           15.48%
                         2004            322      21.42                   6,902              1.97%           1.35%           34.55%
                         2003            331      15.92                     331              0.00%           1.35%           35.72%
                         2002            377      11.73                   4,419              3.41%           1.35%           (2.17%)
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle TM)
                         2006            675      16.73                  11,290              4.64%           1.35%           18.58%
                         2005            900      14.11                  12,701              2.36%           1.35%            4.44%
                         2004          1,277      13.51                  17,252              1.55%           1.35%           10.02%
                         2003          1,347      12.28                   1,347              1.84%           1.35%           28.59%
                         2002          1,423       9.55                  13,585              2.10%           1.35%          (18.10%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)


                                                                                     INVESTMENT
                                    UNITS       UNIT             NET ASSETS            INCOME           EXPENSE          TOTAL
      Division           YEAR      (000S)       VALUE              (000S)            RATIO (1)           RATIO         RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED INITIAL CLASS (CONTINUED):
  Fidelity VIP II Contrafund (Pinnacle TM)
                         2006            917   $  20.01       $          18,352              1.31%           1.35%           10.21%
                         2005          1,201      18.16                  21,817              0.33%           1.35%           15.36%
                         2004          1,260      15.74                  19,839              0.34%           1.35%           13.89%
                         2003          1,298      13.82                   1,298              0.48%           1.35%           26.79%
                         2002          1,425      10.90                  15,536              0.86%           1.35%          (10.58%)
  Fidelity VIP III Growth & Income (Pinnacle TM)
                         2006            380      15.00                   5,696              1.02%           1.35%           11.66%
                         2005            556      13.44                   7,472              1.69%           1.35%            6.19%
                         2004            748      12.66                   9,466              0.94%           1.35%            4.37%
                         2003            902      12.13                     902              1.19%           1.35%           22.16%
                         2002            953       9.93                   9,459              1.47%           1.35%          (17.73%)
  Fidelity VIP III Growth Opportunities (Pinnacle TM)
                         2006            149      10.47                   1,562              0.88%           1.35%            4.04%
                         2005            257      10.06                   2,584              1.07%           1.35%            7.43%
                         2004            393       9.36                   3,675              0.57%           1.35%            5.64%
                         2003            466       8.86                     466              0.75%           1.35%           28.22%
                         2002            473       6.91                   3,265              1.28%           1.35%          (22.97%)
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV TM)
                         2006             18      10.90                     194              5.11%           1.45%            8.97%
  Touchstone Conservative ETF (Pinnacle IV TM)
                         2006             48      10.58                     505              3.90%           1.45%            5.81%
  Touchstone Enhanced ETF (Pinnacle IV TM)
                         2006             47      11.03                     514              2.48%           1.45%           10.26%
  Touchstone Moderate ETF (Pinnacle IV TM)
                         2006             37      10.72                     396              5.73%           1.45%            7.23%
  Touchstone GMAB  Aggressive ETF (Pinnacle IV TM)
                         2006             18      10.87                     197              9.58%           1.45%            8.69%
  Touchstone GMAB Conservative ETF (Pinnacle IV TM)
                         2006             22      10.55                     235              3.61%           1.45%            5.54%
  Touchstone GMAB Moderate ETF (Pinnacle IV TM)
                         2006              4      10.70                      46              7.24%           1.45%            6.95%
  Touchstone Money Market (Pinnacle IV TM)
                         2006            543      10.38                   5,641              4.64%           1.45%            3.15%
                         2005            686      10.06                   6,905              3.00%           1.45%            1.41%
                         2004            251       9.92                   2,493              1.02%           1.45%           (0.40%)
                         2003            326       9.96                     326              0.00%           1.45%           (0.40%)
NON-AFFILIATED SERVICE CLASS:
  MFS Capital Opportunities (Pinnacle IV TM)
                         2006             49       9.66                     472              0.19%           1.45%           11.86%
                         2005             76       8.63                     652              0.58%           1.45%            0.01%
                         2004             87       8.63                     748              0.12%           1.45%           10.36%
                         2003             39       7.82                      39              0.00%           1.45%           25.32%
                         2002             34       6.24                     212              0.00%           1.45%          (30.82%)
  MFS Emerging Growth (Pinnacle IV TM)
                         2006            299       9.74                   2,913              0.00%           1.45%            6.06%
                         2005             89       9.18                     821              0.00%           1.45%            7.35%
                         2004             91       8.55                     780              0.00%           1.45%           11.04%
                         2003             52       7.70                      52              0.00%           1.45%           28.12%
                         2002             36       6.01                     214              0.00%           1.45%          (34.82%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)


                                                                                     INVESTMENT
                                    UNITS       UNIT             NET ASSETS            INCOME           EXPENSE          TOTAL
      Division           YEAR      (000S)       VALUE              (000S)            RATIO (1)           RATIO         RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Investors Growth Stock (Pinnacle IV TM)
                         2006             36   $   9.48       $             341              0.00%           1.45%            5.75%
                         2005             62       8.96                     560              0.15%           1.45%            2.72%
                         2004             74       8.73                     645              0.00%           1.45%            7.51%
                         2003             44       8.12                      44              0.00%           1.45%           20.83%
                         2002             11       6.72                      76              0.00%           1.45%          (28.81%)
  MFS Mid Cap Growth (Pinnacle IV TM)
                         2006             91       7.88                     714              0.00%           1.45%            0.82%
                         2005            103       7.81                     807              0.00%           1.45%            1.37%
                         2004            157       7.71                   1,209              0.00%           1.45%           12.72%
                         2003            163       6.84                     163              0.00%           1.45%           34.65%
                         2002             75       5.08                     383              0.00%           1.45%          (44.24%)
  MFS New Discovery (Pinnacle IV TM)
                         2006             44      10.72                     474              0.00%           1.45%           11.30%
                         2005             58       9.63                     563              0.00%           1.45%            3.51%
                         2004             93       9.31                     870              0.00%           1.45%            4.72%
                         2003             86       8.89                      86              0.00%           1.45%           31.51%
                         2002             67       6.76                     452              0.00%           1.45%          (32.80%)
  MFS Total Return (Pinnacle IV TM)
                         2006            282      12.90                   3,632              4.13%           1.45%           10.01%
                         2005            596      11.72                   6,988              2.58%           1.45%            1.12%
                         2004            599      11.59                   6,946              1.48%           1.45%            9.34%
                         2003            464      10.60                     464              1.54%           1.45%           14.35%
                         2002            262       9.27                   2,430              2.12%           1.45%           (6.74%)
  Fidelity VIP Growth (Pinnacle TM)
                         2006            228       9.07                   2,070              0.32%           1.35%            5.30%
                         2005            323       8.61                   2,778              0.46%           1.35%            4.25%
                         2004            559       8.26                   4,618              0.16%           1.35%            1.85%
                         2003            540       8.11                     540              0.19%           1.35%           31.02%
                         2002            468       6.19                   2,899              0.14%           1.35%          (31.15%)
  Fidelity VIP III Mid Cap (Pinnacle TM)
                         2006            398      31.52                  12,530              1.44%           1.35%           11.08%
                         2005            521      28.37                  14,788              0.00%           1.35%           16.62%
                         2004            599      24.33                  14,576              0.00%           1.35%           23.07%
                         2003            534      19.77                     534              0.32%           1.35%           36.72%
                         2002            581      14.46                   8,408              0.83%           1.35%          (11.12%)
  MFS Capital Opportunities (Pinnacle TM)
                         2006            145       7.08                   1,023              0.18%           1.35%           11.98%
                         2005            199       6.32                   1,256              0.61%           1.35%            0.11%
                         2004            366       6.31                   2,312              0.17%           1.35%           10.51%
                         2003            305       5.71                     305              0.00%           1.35%           25.49%
                         2002            375       4.55                   1,705              0.00%           1.35%          (30.85%)
  MFS Emerging Growth (Pinnacle TM)
                         2006            150       5.56                     836              0.00%           1.35%            6.16%
                         2005            173       5.24                     907              0.00%           1.35%            7.46%
                         2004            218       4.87                   1,061              0.00%           1.35%           11.19%
                         2003            294       4.38                     294              0.00%           1.35%           28.07%
                         2002            267       3.42                     914              0.00%           1.35%          (34.73%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)


                                                                                     INVESTMENT
                                    UNITS       UNIT             NET ASSETS            INCOME           EXPENSE          TOTAL
      Division           YEAR      (000S)       VALUE              (000S)            RATIO (1)           RATIO         RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Investors Growth Stock (Pinnacle TM)
                         2006             --   $  11.85       $               4              0.00%           1.35%            5.86%
  MFS Mid Cap Growth (Pinnacle TM)
                         2006            186       6.80                   1,268              0.00%           1.35%            0.92%
                         2005            286       6.74                   1,926              0.00%           1.35%            1.47%
                         2004            469       6.64                   3,115              0.00%           1.35%           12.73%
                         2003            658       5.89                     658              0.00%           1.35%           34.78%
                         2002            524       4.37                   2,291              0.00%           1.35%          (44.19%)
  MFS New Discovery (Pinnacle TM)
                         2006             79       9.28                     732              0.00%           1.35%           11.41%
                         2005            108       8.33                     899              0.00%           1.35%            3.62%
                         2004            187       8.04                   1,502              0.00%           1.35%            4.69%
                         2003            235       7.68                     235              0.00%           1.35%           31.73%
                         2002            393       5.83                   2,289              0.00%           1.35%          (32.76%)
  MFS Total Return (Pinnacle TM)
                         2006             44      12.18                     539              2.89%           1.35%           10.12%
                         2005             48      11.06                     529              2.42%           1.35%            1.22%
                         2004              9      10.93                      95              0.00%           1.35%            9.30%
                         2003              9       8.48                       9              0.33%           1.45%           22.54%
                         2002              6       6.92                      40              0.14%           1.45%          (25.75%)
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (Pinnacle IV TM)
                         2006             24      11.19                     272              2.11%           1.45%            5.59%
                         2005             21      10.60                     221              1.50%           1.45%            2.28%
                         2004             10      10.36                     108              0.00%           1.45%            3.60%
  Fidelity VIP Balanced (Pinnacle IV TM)
                         2006             87      13.23                   1,156              1.76%           1.45%            9.89%
                         2005             80      12.04                     959              2.20%           1.45%            4.00%
                         2004             69      11.58                     802              0.99%           1.45%            3.67%
                         2003             11      11.17                      11              0.00%           1.45%           11.70%
  Fidelity VIP Contrafund (Pinnacle IV TM)
                         2006          1,042      15.65                  16,310              1.06%           1.45%            9.82%
                         2005            680      14.25                   9,693              0.14%           1.45%           14.96%
                         2004            541      12.40                   6,705              0.17%           1.45%           13.55%
                         2003            329      10.92                     329              0.26%           1.45%           26.24%
                         2002            182       8.65                   1,571              0.43%           1.45%          (10.92%)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV TM)
                         2006             32      14.08                     450              0.34%           1.45%           12.17%
                         2005             10      12.55                     125              0.00%           1.45%           18.93%
                         2004              5      10.55                      52              0.00%           1.45%           (0.19%)
                         2003              3      10.57                       3              0.00%           1.45%           23.05%
                         2002              3       8.59                      27              0.09%           1.45%           (8.91%)
  Fidelity VIP Equity-Income (Pinnacle IV TM)
                         2006            380      13.59                   5,171              4.90%           1.45%           18.20%
                         2005            739      11.50                   8,498              1.85%           1.45%            4.05%
                         2004            752      11.05                   8,304              1.24%           1.45%            9.62%
                         2003            557      10.08                     557              1.35%           1.45%           28.08%
                         2002            347       7.87                   2,733              0.93%           1.45%          (18.36%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)


                                                                                     INVESTMENT
                                    UNITS       UNIT             NET ASSETS            INCOME           EXPENSE          TOTAL
      Division           YEAR      (000S)       VALUE              (000S)            RATIO (1)           RATIO         RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Growth (Pinnacle IV TM)
                         2006            217   $   9.38       $           2,035              0.22%           1.45%            5.03%
                         2005            447       8.93                   3,991              0.28%           1.45%            3.98%
                         2004            366       8.59                   3,144              0.10%           1.45%            1.66%
                         2003            362       8.45                     362              0.07%           1.45%           30.60%
                         2002            121       6.47                     784              0.10%           1.45%          (31.32%)
  Fidelity VIP Growth & Income (Pinnacle IV TM)
                         2006            173      12.08                   2,094              1.22%           1.45%           11.23%
                         2005            486      10.86                   5,275              1.28%           1.45%            5.85%
                         2004            473      10.26                   4,858              0.71%           1.45%            3.95%
                         2003            262       9.87                     262              0.72%           1.45%           21.70%
                         2002            114       8.11                     923              0.92%           1.45%          (18.08%)
  Fidelity VIP Growth Opportunities (Pinnacle IV TM)
                         2006             39      10.98                     425              0.50%           1.45%            3.60%
                         2005             38      10.60                     400              0.56%           1.45%            7.11%
                         2004             28       9.89                     282              0.25%           1.45%            5.32%
                         2003             21       9.39                      21              0.33%           1.45%           27.58%
                         2002             10       7.36                      77              0.79%           1.45%          (23.17%)
  Fidelity VIP High Income (Pinnacle IV TM)
                         2006            136      13.66                   1,863              8.20%           1.45%            9.42%
                         2005             95      12.48                   1,191             11.75%           1.45%            0.83%
                         2004            190      12.38                   2,354             12.09%           1.45%            7.75%
                         2003            275      11.49                     275              0.00%           1.45%           14.90%
  Fidelity VIP Investment Grade Bond (Pinnacle IV TM)
                         2006            108      10.64                   1,153              3.50%           1.45%            2.63%
                         2005             77      10.36                     800              2.27%           1.45%            0.42%
                         2004             18      10.32                     184              0.00%           1.45%            3.20%
  Fidelity VIP Mid Cap (Pinnacle IV TM)
                         2006            665      19.57                  13,017              0.98%           1.45%           10.78%
                         2005            452      17.67                   7,986              0.00%           1.45%           16.32%
                         2004            398      15.19                   6,044              0.00%           1.45%           22.90%
                         2003            313      12.36                     313              0.20%           1.45%           36.27%
                         2002            209       9.07                   1,898              0.36%           1.45%          (11.34%)
  Fidelity VIP Overseas (Pinnacle IV TM)
                         2006             90      15.03                   1,357              0.71%           1.45%           16.07%
                         2005             20      12.95                     265              0.56%           1.45%           17.07%
                         2004              5      11.06                      58              0.00%           1.45%           10.60%
  Fidelity VIP Asset Manager (Pinnacle TM)
                         2006              2      11.22                      17              3.25%           1.35%            5.69%
                         2005             24      10.62                     255              0.10%           1.35%            2.38%
  Fidelity VIP Balanced (Pinnacle TM)
                         2006             37      12.03                     442              1.86%           1.35%           10.00%
                         2005             37      10.93                     399              2.77%           1.35%            4.11%
                         2004             50      10.50                     523              0.00%           1.35%            5.00%
  Fidelity VIP Dynamic Capital Appreciation (Pinnacle TM)
                         2006             19      14.25                     264              0.22%           1.35%           12.28%
                         2005             18      12.69                     226              0.00%           1.35%           19.05%
                         2004             15      10.66                     157              0.00%           1.35%            6.60%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)


                                                                                     INVESTMENT
                                    UNITS       UNIT             NET ASSETS            INCOME           EXPENSE          TOTAL
      Division           YEAR      (000S)       VALUE              (000S)            RATIO (1)           RATIO         RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP High Income (Pinnacle TM)
                         2006            110   $  11.88       $           1,302             10.78%           1.35%            9.53%
                         2005             17      10.85                     188              9.89%           1.35%            0.94%
                         2004            377      10.75                   4,057              0.00%           1.35%            7.50%
  Fidelity VIP Investment Grade Bond (Pinnacle TM)
                         2006             75      10.67                     801              4.38%           1.35%            2.74%
                         2005             98      10.38                   1,019              3.31%           1.35%            0.52%
                         2004             58      10.33                     600              0.00%           1.35%            3.30%
  Fidelity VIP Overseas (Pinnacle TM)
                         2006             48      15.07                     727              0.94%           1.35%           16.19%
                         2005             23      12.97                     304              0.43%           1.35%           17.19%
                         2004              5      11.07                      51              0.00%           1.35%           10.70%
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV TM)
                         2006             56      18.82                   1,060              6.76%           1.45%            9.21%
                         2005             54      17.23                     924              9.28%           1.45%           10.63%
                         2004             42      15.58                     652             10.42%           1.45%            8.50%
                         2003             23      14.36                      23              0.00%           1.45%           25.96%
                         2002              9      11.40                     100             10.61%           1.45%            7.65%
  Van Kampen UIF U.S. Real Estate (Pinnacle IV TM)
                         2006            253      28.58                   7,241              1.42%           1.45%           36.05%
                         2005            221      21.00                   4,650              1.47%           1.45%           15.36%
                         2004            222      18.21                   4,037              1.98%           1.45%           34.39%
                         2003            124      13.55                     124              0.00%           1.45%           35.50%
                         2002             61      10.00                     606              5.06%           1.45%           (2.15%)
  Franklin Growth and Income Securities (Pinnacle TM)
                         2006            649      15.22                   9,873              2.94%           1.35%           15.48%
                         2005            911      13.18                  12,001              2.81%           1.35%            2.32%
                         2004          1,215      12.88                  15,652              2.60%           1.35%            9.43%
                         2003          1,346      11.77                   1,346              3.40%           1.35%           17.70%
  Franklin Income Securities (Pinnacle TM)
                         2006          1,467      16.69                  24,496              3.94%           1.35%           16.88%
                         2005          1,914      14.28                  27,336              3.84%           1.35%            0.46%
                         2004          2,225      14.22                  31,643              3.21%           1.35%           12.59%
                         2003          2,619      12.63                   2,619              5.51%           1.35%           26.30%
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (Pinnacle IV TM)
                         2006             17      10.00                     165              0.00%           1.45%            9.46%
                         2005             22       9.13                     198              0.00%           1.45%            5.69%
                         2004             27       8.64                     237              0.00%           1.45%            6.01%
                         2003             36       8.15                      36              0.00%           1.45%           29.98%
                         2002             30       6.27                     190              0.00%           1.45%          (30.56%)
  Putnam VT Growth and Income (Pinnacle IV TM)
                         2006            111      12.39                   1,378              1.59%           1.45%           14.24%
                         2005            134      10.84                   1,451              1.48%           1.45%            3.71%
                         2004            127      10.45                   1,328              1.46%           1.45%            9.42%
                         2003             96       9.55                      96              1.62%           1.45%           25.49%
                         2002             67       7.61                     508              1.61%           1.45%          (20.15%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)


                                                                                     INVESTMENT
                                    UNITS       UNIT             NET ASSETS            INCOME           EXPENSE          TOTAL
      Division           YEAR      (000S)       VALUE              (000S)            RATIO (1)           RATIO         RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT International Equity (Pinnacle IV TM)
                         2006             77   $  15.85       $           1,220              0.83%           1.45%           25.87%
                         2005             85      12.59                   1,071              1.29%           1.45%           10.58%
                         2004             48      11.39                     543              1.39%           1.45%           14.47%
                         2003             39       9.95                      39              1.18%           1.45%           26.75%
                         2002             58       7.85                     456              0.44%           1.45%          (18.90%)
  Putnam VT Small Cap Value (Pinnacle IV TM)
                         2006            198      18.33                   3,635              3.31%           1.45%           15.60%
                         2005            364      15.86                   5,769              5.76%           1.45%            5.49%
                         2004            401      15.03                   6,023              0.34%           1.45%           24.42%
                         2003            201      12.08                     201              0.33%           1.45%           47.50%
                         2002            152       8.19                   1,244              0.12%           1.45%          (19.47%)
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV TM)
                         2006             28      13.43                     375              2.42%           1.45%           10.30%
                         2005             33      12.18                     401              1.92%           1.45%            2.50%
                         2004             33      11.88                     394              0.57%           1.45%            6.64%
                         2003              3      11.14                       3              0.08%           1.45%           11.40%
  Putnam VT Voyager (Pinnacle IV TM)
                         2006             15      13.11                     192              0.10%           1.45%            3.91%
                         2005             15      12.62                     192              0.71%           1.45%            4.17%
                         2004             20      12.11                     246              0.18%           1.45%            3.50%
                         2003             10      11.70                      10              0.03%           1.45%           17.00%
  Putnam VT Discovery Growth (Pinnacle TM)
                         2006             --       9.96                       3              0.00%           1.35%            9.58%
                         2005              4       9.09                      35              0.00%           1.35%            5.80%
                         2004              9       8.59                      77              0.00%           1.35%            6.05%
                         2003             16       8.10                      16              0.00%           1.35%           30.23%
                         2002             32       6.22                     196              0.00%           1.35%          (30.50%)
  Putnam VT Growth and Income (Pinnacle TM)
                         2006             38      12.42                     475              1.58%           1.35%           14.35%
                         2005             46      10.86                     500              1.81%           1.35%            3.81%
                         2004             70      10.47                     728              1.67%           1.35%            9.63%
                         2003             89       9.55                      89              1.45%           1.35%           25.66%
                         2002             64       7.60                     485              1.13%           1.35%          (20.08%)
  Putnam VT International Equity (Pinnacle TM)
                         2006             72      15.79                   1,137              0.71%           1.35%           26.00%
                         2005            107      12.53                   1,339              1.60%           1.35%           10.69%
                         2004            116      11.32                   1,311              1.72%           1.35%           14.57%
                         2003            128       9.88                     128              1.08%           1.35%           26.83%
                         2002            175       7.79                   1,365              0.63%           1.35%          (18.77%)
  Putnam VT Small Cap Value (Pinnacle TM)
                         2006            149      18.49                   2,750              2.26%           1.35%           15.72%
                         2005            209      15.98                   3,341              6.47%           1.35%            5.59%
                         2004            326      15.13                   4,931              0.35%           1.35%           24.53%
                         2003            280      12.15                     280              0.31%           1.35%           47.63%
                         2002            249       8.23                   2,046              0.14%           1.35%          (19.39%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)


                                                                                     INVESTMENT
                                    UNITS       UNIT             NET ASSETS            INCOME           EXPENSE          TOTAL
      Division           YEAR      (000S)       VALUE              (000S)            RATIO (1)           RATIO         RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT The George Putnam Fund of Boston (Pinnacle TM)
                         2006              8   $  13.48       $             105              3.43%           1.35%           10.42%
                         2005             27      12.21                     325              2.00%           1.35%            2.60%
                         2004             35      11.90                     418              2.08%           1.35%            6.73%
                         2003             38      11.15                      38              2.47%           1.35%           11.50%
  Putnam VT Voyager (Pinnacle TM)
                         2006              6      13.16                      73              0.13%           1.35%            4.02%
                         2005              9      12.65                     112              0.81%           1.35%            4.27%
                         2004             23      12.14                     278              0.09%           1.35%            3.67%
                         2003              8      11.71                       8              0.00%           1.35%           17.10%
NON-AFFILIATED CLASS 2:
  Franklin Growth and Income Securities (Pinnacle IV TM)
                         2006             93      15.01                   1,398              2.61%           1.45%           15.07%
                         2005             94      13.05                   1,222              2.63%           1.45%            2.02%
                         2004             89      12.79                   1,140              2.48%           1.45%            9.04%
                         2003             56      11.73                      56              3.06%           1.45%           17.30%
  Franklin Income Securities (Pinnacle IV TM)
                         2006            827      16.46                  13,616              4.09%           1.45%           16.53%
                         2005            461      14.13                   6,515              3.74%           1.45%            0.14%
                         2004            363      14.11                   5,116              3.05%           1.45%           12.16%
                         2003            208      12.58                     208              5.05%           1.45%           25.80%
  Franklin Large Cap Growth Securities (Pinnacle IV TM)
                         2006             74      13.76                   1,017              0.79%           1.45%            9.29%
                         2005             86      12.59                   1,082              0.63%           1.45%           (0.40%)
                         2004             69      12.64                     872              0.50%           1.45%            6.31%
                         2003             24      11.89                      24              0.09%           1.45%           18.90%
  Franklin Mutual Shares Securities (Pinnacle IV TM)
                         2006            321      17.08                   5,479              2.01%           1.45%           16.67%
                         2005            232      14.64                   3,403              0.90%           1.45%            8.96%
                         2004            149      13.44                   1,996              0.78%           1.45%           11.07%
                         2003             70      12.10                      70              0.61%           1.45%           21.00%
  Templeton Foreign Securities Fund (Pinnacle IV TM)
                         2006            160      19.06                   3,056              1.20%           1.45%           19.69%
                         2005            154      15.92                   2,445              1.04%           1.45%            8.58%
                         2004             80      14.66                   1,178              1.12%           1.45%           16.81%
                         2003             26      12.55                      26              0.53%           1.45%           25.50%
  Templeton Growth Securities (Pinnacle IV TM)
                         2006            527      18.31                   9,655              1.34%           1.45%           20.05%
                         2005            130      15.25                   1,978              0.75%           1.45%            7.29%
                         2004            105      14.22                   1,493              0.81%           1.45%           14.40%
                         2003             37      12.43                      37              0.31%           1.45%           24.30%
  Van Kampen LIT Comstock (Pinnacle IV TM)
                         2006             90      16.63                   1,492              2.79%           1.45%           14.37%
                         2005            107      14.54                   1,559              0.91%           1.45%            2.61%
                         2004             81      14.17                   1,148              0.39%           1.45%           15.77%
                         2003             21      12.24                      21              0.00%           1.45%           22.40%
  Van Kampen LIT Strategic Growth (Pinnacle IV TM)
                         2006             27      13.45                     369              0.00%           1.45%            1.14%
                         2005             32      13.30                     420              0.01%           1.45%            6.08%
                         2004             31      12.54                     392              0.00%           1.45%            5.20%
                         2003              3      11.92                       3              0.00%           1.45%           19.20%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)


                                                                                     INVESTMENT
                                    UNITS       UNIT             NET ASSETS            INCOME           EXPENSE          TOTAL
      Division           YEAR      (000S)       VALUE              (000S)            RATIO (1)           RATIO         RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV TM)
                         2006             81   $  31.05       $           2,523              0.80%           1.45%           35.19%
                         2005             66      22.97                   1,514              0.34%           1.45%           31.83%
                         2004             60      17.42                   1,045              0.61%           1.45%           21.22%
                         2003             20      14.37                      20              0.00%           1.45%           43.70%
  Franklin Large Cap Growth Securities (Pinnacle TM)
                         2006             31      13.82                     434              0.78%           1.35%            9.40%
                         2005             41      12.63                     517              0.62%           1.35%           (0.30%)
                         2004             33      12.67                     413              0.50%           1.35%            6.47%
                         2003             16      11.90                      16              0.54%           1.35%           19.00%
  Franklin Mutual Shares Securities (Pinnacle TM)
                         2006            281      17.15                   4,824              2.10%           1.35%           16.79%
                         2005            277      14.68                   4,069              0.84%           1.35%            9.07%
                         2004            156      13.46                   2,095              0.80%           1.35%           11.06%
                         2003            147      12.12                     147              0.96%           1.35%           21.20%
  Templeton Foreign Securities Fund (Pinnacle TM)
                         2006            132      19.13                   2,533              1.26%           1.35%           19.81%
                         2005            179      15.97                   2,857              0.90%           1.35%            8.69%
                         2004             98      14.69                   1,443              1.11%           1.35%           16.87%
                         2003             82      12.57                      82              1.13%           1.35%           25.70%
  Templeton Growth Securities (Pinnacle TM)
                         2006            198      18.38                   3,644              1.31%           1.35%           20.17%
                         2005            214      15.30                   3,276              0.82%           1.35%            7.40%
                         2004             98      14.24                   1,393              1.13%           1.35%           14.38%
                         2003             32      12.45                      32              0.85%           1.35%           24.50%
  Van Kampen LIT Comstock (Pinnacle TM)
                         2006             64      16.69                   1,062              2.77%           1.35%           14.48%
                         2005             89      14.58                   1,301              0.81%           1.35%            2.71%
                         2004             62      14.20                     883              0.67%           1.35%           15.92%
                         2003             32      12.25                      32              0.16%           1.35%           22.50%
  Van Kampen LIT Strategic Growth (Pinnacle TM)
                         2006             10      13.51                     135              0.00%           1.35%            1.24%
                         2005             11      13.34                     142              0.02%           1.35%            6.19%
                         2004             18      12.56                     230              0.00%           1.35%            5.28%
                         2003              7      11.93                       7              0.00%           1.35%           19.30%
  Van Kampen UIF Emerging Markets Equity (Pinnacle TM)
                         2006             39      31.18                   1,220              0.90%           1.35%           35.32%
                         2005             41      23.04                     943              0.26%           1.35%           31.97%
                         2004             19      17.46                     340              0.81%           1.35%           21.33%
                         2003             14      14.39                      14              0.00%           1.35%           43.90%
NON-AFFILIATED CLASS A:
  DWS Equity 500 Index VIP (Pinnacle IV TM)
                         2006             96      11.79                   1,134              1.13%           1.45%           13.85%
                         2005            132      10.36                   1,364              1.60%           1.45%            3.16%
                         2004            182      10.04                   1,828              1.11%           1.45%            9.01%
                         2003            197       9.21                     197              1.23%           1.45%           26.16%
                         2002            197       7.30                   1,441              1.92%           1.45%          (23.40%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. Financial Highlights (continued)


                                                                                     INVESTMENT
                                    UNITS       UNIT             NET ASSETS            INCOME           EXPENSE          TOTAL
      Division           YEAR      (000S)       VALUE              (000S)            RATIO (1)           RATIO         RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS A (CONTINUED):
  DWS Small Cap Index VIP (Pinnacle IV TM)
                         2006             13   $  15.68       $             197              0.84%           1.45%           15.79%
                         2005             14      13.54                     195              0.89%           1.45%            2.75%
                         2004             21      13.17                     280              0.51%           1.45%           16.04%
                         2003             24      11.35                      24              0.95%           1.45%           44.22%
                         2002             22       7.87                     175              1.09%           1.45%          (21.69%)
  DWS Equity 500 Index VIP (Pinnacle TM)
                         2006            651      14.78                   9,617              1.28%           1.35%           13.97%
                         2005          1,030      12.97                  13,363              1.59%           1.35%            3.27%
                         2004          1,452      12.56                  18,231              1.12%           1.35%            9.12%
                         2003          1,635      11.51                   1,635              1.24%           1.35%           26.48%
                         2002          1,911       9.10                  17,391              0.91%           1.35%          (23.40%)
  DWS Small Cap Index VIP(Pinnacle TM)
                         2006            138      16.16                   2,222              0.89%           1.35%           15.91%
                         2005            251      13.94                   3,500              0.97%           1.35%            2.86%
                         2004            390      13.55                   5,278              0.46%           1.35%           16.11%
                         2003            462      11.67                     462              0.88%           1.35%           44.43%
                         2002            426       8.08                   3,439              0.59%           1.35%          (21.63%)
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index VIP (Pinnacle IV TM)
                         2006            424      13.37                   5,671              0.94%           1.45%           13.58%
                         2005            476      11.77                   5,601              1.29%           1.45%            2.91%
                         2004            475      11.44                   5,430              0.79%           1.45%            8.75%
                         2003            403      10.52                     403              0.95%           1.45%           25.99%
                         2002            222       8.35                   1,857              2.87%           1.45%          (16.50%)
  DWS Small Cap Index VIP (Pinnacle IV TM)
                         2006             39      15.01                     582              0.60%           1.45%           15.50%
                         2005             45      13.00                     586              0.65%           1.45%            2.49%
                         2004             75      12.68                     954              0.23%           1.45%           15.69%
                         2003             87      10.96                      87              0.20%           1.45%           44.02%
                         2002              2       7.61                      15              0.57%           1.45%          (23.90%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                        Financial Statements (Unaudited)

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                        Periods Ended September 30, 2007

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                        Financial Statements (Unaudited)

                        Periods Ended September 30, 2007




                                    CONTENTS

Financial Statements (Unaudited)

Statements of Assets and Liabilities (Unaudited)..............................1
Statements of Operations (Unaudited)..........................................4
Statements of Changes in Net Assets (Unaudited)...............................9
Note to Financial Statements (Unaudited).....................................13

                              Separate Account II
                                       of
                        Integrity Life Insurance Company

                Statements of Assets and Liabilities (Unaudited)

                               September 30, 2007


                                                                                Receivable
                                                                                   from
                                                                               (payable to)
                                                                               the general
                                                                Investments      account                                    UNITS
                          DIVISION                             at fair value   of Integrity    NET ASSETS   UNIT VALUE   OUTSTANDING
----------------------------------------------------------------------------   ---------------------------  ------------------------
AFFILIATED:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                  $     926,749   $         --   $    926,749  $    12.64        73,346
  Touchstone Balanced (Pinnacle IV(TM))                            1,595,873             --      1,595,873       14.48       110,183
  Touchstone Baron Small Cap (Pinnacle IV(TM))                     2,514,743             (1)     2,514,742       18.58       135,351
  Touchstone Baron Small Cap (Pinnacle V(TM))                         20,732             --         20,732       10.23         2,027
  Touchstone Conservative ETF (Pinnacle IV(TM))                    1,833,996             (2)     1,833,994       11.53       159,036
  Touchstone Core Bond (Pinnacle IV(TM))                           1,610,338             --      1,610,338       11.43       140,916
  Touchstone Mid Cap Growth (Pinnacle IV(TM))                      4,202,106             (1)     4,202,105       18.13       231,796
  Touchstone Large Cap Core Equity (Pinnacle IV(TM))               1,573,362             --      1,573,362       14.36       109,569
  Touchstone Enhanced ETF (Pinnacle IV(TM))                        2,055,417              1      2,055,418       13.31       154,438
  Touchstone Growth & Income (Pinnacle IV(TM))                       729,979             --        729,979       13.93        52,407
  Touchstone High Yield (Pinnacle IV(TM))                          2,292,922             --      2,292,922       14.11       162,527
  Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))          1,577,490             --      1,577,490       11.09       142,240
  Touchstone Eagle Capital Appreciation (Pinnacle V(TM))               7,188             --          7,188        9.92           725
  Touchstone Moderate ETF (Pinnacle IV(TM))                        2,184,250              2      2,184,252       12.12       180,187
  Touchstone Money Market (Pinnacle IV(TM))                            3,083             --          3,083       10.74           287
  Touchstone Third Avenue Value (Pinnacle IV(TM))                 16,782,547              2     16,782,549       19.18       874,874
  Touchstone Third Avenue Value (Pinnacle V(TM))                     116,636             --        116,636        9.73        11,984
  Touchstone Value Plus (Pinnacle IV(TM))                            502,095             --        502,095       12.85        39,075
  Touchstone Aggressive ETF (Pinnacle(TM))                           321,153             --        321,153       12.67        25,344
  Touchstone Balanced (Pinnacle(TM))                               1,973,188             --      1,973,188       14.56       135,491
  Touchstone Balanced (PinnacleV(TM))                                 26,279             --         26,279       10.07         2,611
  Touchstone Baron Small Cap (Pinnacle(TM))                        3,776,067             --      3,776,067       33.55       112,536
  Touchstone Conservative ETF (Pinnacle(TM))                       2,393,679             --      2,393,679       11.57       206,970
  Touchstone Core Bond (Pinnacle(TM))                              1,203,163              1      1,203,164       11.49       104,712
  Touchstone Core Bond (PinnacleV(TM))                                68,368             --         68,368       10.15         6,733
  Touchstone Mid Cap Growth (Pinnacle(TM))                         2,277,108             (1)     2,277,107       18.23       124,925
  Touchstone Mid Cap Growth (PinnacleV(TM))                          102,834             --        102,834       10.24        10,044
  Touchstone Large Cap Core Equity (Pinnacle(TM))                  7,653,641             (3)     7,653,638       14.44       530,096
  Touchstone Large Cap Core Equity (PinnacleV(TM))                    20,182             --         20,182        9.99         2,020
  Touchstone Enhanced ETF (Pinnacle(TM))                           4,696,506             (1)     4,696,505       13.35       351,863
  Touchstone Growth & Income (Pinnacle(TM))                          251,232             --        251,232       14.01        17,938
  Touchstone Growth & Income (PinnacleV(TM))                           6,477             --          6,477        9.76           664
  Touchstone High Yield (Pinnacle(TM))                             2,992,915             --      2,992,915       14.19       210,984
  Touchstone High Yield (PinnacleV(TM))                                6,292             --          6,292        9.79           643
  Touchstone Eagle Capital Appreciation (Pinnacle(TM))             7,592,024              2      7,592,026       23.31       325,745
  Touchstone Moderate ETF (Pinnacle(TM))                           1,988,863             (2)     1,988,861       12.16       163,595
  Touchstone Money Market (Pinnacle(TM))                          10,084,374            (42)    10,084,332       10.80       933,778
  Touchstone Third Avenue Value (Pinnacle(TM))                    20,124,115              2     20,124,117       57.55       349,666
  Touchstone Value Plus (Pinnacle(TM))                             2,524,464             --      2,524,464       12.92       195,392
  Touchstone Value Plus (PinnacleV(TM))                                8,547             --          8,547        9.53           897
NON-AFFILIATED:
  JP Morgan Mid Cap Value (Pinnacle IV(TM))                        1,069,126             --      1,069,126       18.25        58,577
  JP Morgan Mid Cap Value (Pinnacle(TM))                             182,878             (5)       182,873       15.02        12,179
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))              1,238,396             (1)     1,238,395       18.31        67,620
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                   4,113,345             (4)     4,113,341       32.23       127,626
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Pinnacle(TM))                        9,341,451              2      9,341,453       17.91       521,612
  Fidelity VIP II Contrafund (Pinnacle(TM))                       15,994,893             --     15,994,893       23.10       692,310
  Fidelity VIP III Growth & Income (Pinnacle(TM))                  5,479,725             --      5,479,725       16.84       325,357
  Fidelity VIP III Growth Opportunities (Pinnacle(TM))             1,601,975             (2)     1,601,973       12.45       128,629
  Fidelity VIP II Index 500 (Pinnacle (TM))                        7,844,805             (1)     7,844,804       10.24       765,854
  Fidelity VIP II Index 500 (Pinnacle IV (TM))                     1,036,033             --      1,036,033       10.24       101,187
  Fidelity VIP II Investment Grade Bond  (Pinnacle (TM))           5,947,396             10      5,947,406       10.01       593,886
  Fidelity VIP II Investment Grade Bond  (Pinnacle IV (TM))        4,127,272             (1)     4,127,271       10.01       412,312
  Fidelity VIP  Overseas  (Pinnacle (TM))                          1,386,274             --      1,386,274       10.57       131,211
  Fidelity VIP  Overseas  (Pinnacle IV (TM))                       1,240,746             --      1,240,746       10.56       117,487
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Pinnacle IV(TM))                        497,810             --        497,810       11.60        42,923
  Touchstone Aggressive ETF (Pinnacle V(TM))                         150,536             --        150,536       10.01        15,039
  Touchstone Conservative ETF (Pinnacle IV(TM))                      896,447             --        896,447       11.04        81,199
  Touchstone Conservative ETF (Pinnacle V(TM))                        32,381             --         32,381       10.08         3,211
  Touchstone Enhanced ETF (Pinnacle IV(TM))                          668,976             --        668,976       11.74        56,979
  Touchstone Enhanced ETF (Pinnacle V(TM))                           143,185             --        143,185        9.94        14,400
  Touchstone Moderate ETF (Pinnacle IV(TM))                        1,229,462             (1)     1,229,461       11.29       108,857
  Touchstone Moderate ETF (Pinnacle V(TM))                           404,261             --        404,261       10.04        40,280

SEE ACCOMPANYING NOTE.

                              Separate Account II
                                       of
                        Integrity Life Insurance Company

                Statements of Assets and Liabilities (Unaudited)

                               September 30, 2007


                                                                                Receivable
                                                                                   from
                                                                               (payable to)
                                                                               the general
                                                                Investments      account                                    UNITS
                          DIVISION                             at fair value   of Integrity    NET ASSETS   UNIT VALUE   OUTSTANDING
----------------------------------------------------------------------------   ---------------------------  ------------------------
AFFILIATED SERVICE CLASS (CONTINUED):
   Touchstone GMAB  Aggressive ETF (Pinnacle IV(TM))           $     599,230   $         --   $    599,230  $    11.52        52,038
   Touchstone GMAB  Aggressive ETF (Pinnacle V(TM))                  243,727             --        243,727        9.99        24,404
   Touchstone GMAB  Conservative ETF (Pinnacle IV(TM))               896,556              1        896,557       10.96        81,790
   Touchstone GMAB  Conservative ETF (Pinnacle V(TM))                 96,713             --         96,713       10.06         9,611
   Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                  1,095,077             --      1,095,077       11.21        97,653
   Touchstone GMAB Moderate ETF (Pinnacle V(TM))                     130,241             --        130,241       10.01        13,006
   Touchstone Money Market (Pinnacle IV(TM))                      16,981,983            (92)    16,981,891       10.64     1,595,334
   Touchstone Money Market (Pinnacle V(TM))                          557,137             (3)       557,134       10.12        55,040
NON-AFFILIATED SERVICE CLASS:
   Fidelity VIP Growth (Pinnacle(TM))                              1,934,645              1      1,934,646       11.20       172,795
   Fidelity VIP III Mid Cap (Pinnacle(TM))                        10,943,750              6     10,943,756       36.85       296,997
NON-AFFILIATED SERVICE CLASS 2:
   Fidelity VIP Asset Manager (Pinnacle IV(TM))                      427,780             (1)       427,779       12.46        34,341
   Fidelity VIP Asset Manager (Pinnacle V(TM))                        14,871             --         14,871       10.48         1,419
   Fidelity VIP Balanced (Pinnacle IV(TM))                         1,899,834             --      1,899,834       14.45       131,490
   Fidelity VIP Balanced (Pinnacle V(TM))                             31,942             --         31,942       10.13         3,155
   Fidelity VIP Contrafund (Pinnacle IV(TM))                      17,975,822             26     17,975,848       18.02       997,583
   Fidelity VIP Contrafund (Pinnacle V(TM))                          335,809             --        335,809       10.74        31,278
   Fidelity VIP Disciplined Small Cap (Pinnacle (TM))                620,629             --        620,629        9.54        65,051
   Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM))             454,738             (1)       454,737        9.54        47,684
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))       483,580             --        483,580       15.78        30,651
   Fidelity VIP Equity-Income (Pinnacle IV(TM))                    5,563,503             --      5,563,503       14.51       383,328
   Fidelity VIP Equity-Income (Pinnacle V(TM))                        84,228             --         84,228        9.80         8,598
   Fidelity VIP Freedom 2010 (Pinnacle (TM))                           6,091             --          6,091       10.29           592
   Fidelity VIP Freedom 2010 (Pinnacle V (TM))                         6,879             --          6,879       10.21           674
   Fidelity VIP Freedom 2015 (Pinnacle V (TM))                        29,937             --         29,937       10.23         2,926
   Fidelity VIP Freedom 2020 (Pinnacle IV (TM))                       46,065             --         46,065       10.38         4,439
   Fidelity VIP Freedom 2020 (Pinnacle V (TM))                        36,000             --         36,000       10.26         3,508
   Fidelity VIP Freedom 2025 (Pinnacle V (TM))                       376,746              1        376,747       10.27        36,696
   Fidelity VIP Growth (Pinnacle (TM))                               359,579             --        359,579       11.56        31,113
   Fidelity VIP Growth (Pinnacle IV(TM))                           2,497,039             (1)     2,497,038       11.56       216,096
   Fidelity VIP Growth (Pinnacle V(TM))                                   --             --             --       11.42            --
   Fidelity VIP Growth & Income (Pinnacle IV(TM))                  2,231,501             --      2,231,501       13.52       164,997
   Fidelity VIP Growth & Income (Pinnacle V(TM))                      37,875             --         37,875       10.38         3,651
   Fidelity VIP Growth Opportunities (Pinnacle IV(TM))               533,249             --        533,249       13.03        40,940
   Fidelity VIP Growth Opportunities (Pinnacle V(TM))                  7,507             --          7,507       10.75           698
   Fidelity VIP High Income (Pinnacle IV(TM))                      1,904,203             --      1,904,203       13.92       136,764
   Fidelity VIP High Income (Pinnacle V(TM))                          36,064             --         36,064        9.82         3,672
   Fidelity VIP II Index 500 (Pinnacle (TM))                         889,815              1        889,816       10.23        86,965
   Fidelity VIP II Index 500 (Pinnacle IV (TM))                    4,769,132              1      4,769,133       10.23       466,305
   Fidelity VIP II Index 500 (Pinnacle V (TM))                        61,865             (1)        61,864       10.03         6,170
   Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))            2,632,426             --      2,632,426       10.76       244,667
   Fidelity VIP Investment Grade Bond (Pinnacle V(TM))               122,712             --        122,712       10.02        12,241
   Fidelity VIP Mid Cap (Pinnacle (TM))                            1,007,422             --      1,007,422       10.79        93,391
   Fidelity VIP Mid Cap (Pinnacle IV(TM))                         14,721,759             --     14,721,759       22.84       644,530
   Fidelity VIP Mid Cap (Pinnacle V(TM))                             160,554             --        160,554       10.69        15,015
   Fidelity VIP Overseas (Pinnacle IV(TM))                         3,766,722             --      3,766,722       17.30       217,717
   Fidelity VIP Overseas (Pinnacle V(TM))                             54,409             --         54,409       10.36         5,250
   Fidelity VIP Asset Manager (Pinnacle(TM))                         541,009             --        541,009       12.50        43,281
   Fidelity VIP Balanced (Pinnacle(TM))                              450,600             --        450,600       13.14        34,289
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))          202,047             --        202,047       15.98        12,643
   Fidelity VIP High Income (Pinnacle(TM))                         1,473,564             (2)     1,473,562       12.12       121,562
   Fidelity VIP Investment Grade Bond (Pinnacle(TM))               3,133,301             --      3,133,301       10.80       290,216
   Fidelity VIP Overseas (Pinnacle(TM))                            2,200,240             --      2,200,240       17.36       126,735
NON-AFFILIATED CLASS 1:
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))            961,146             --        961,146       19.41        49,511
   Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))               4,087,525             --      4,087,525       27.32       149,606
   Franklin Growth and Income Securities (Pinnacle(TM))            8,283,933             (1)     8,283,932       15.81       524,103
   Franklin Income Securities (Pinnacle(TM))                      22,646,939              4     22,646,943       17.55     1,290,519
NON-AFFILIATED CLASS 2:
   Franklin Growth and Income Securities (Pinnacle (TM))           2,015,491              1      2,015,492        9.80       205,580
   Franklin Growth and Income Securities (Pinnacle IV(TM))         7,256,188             (1)     7,256,187       15.55       466,660
   Franklin Growth and Income Securities (Pinnacle V(TM))             20,467             --         20,467        9.58         2,137
   Franklin Income Securities (Pinnacle IV(TM))                   15,583,843             (2)    15,583,841       17.25       903,440
   Franklin Income Securities (Pinnacle V(TM))                       288,878             --        288,878        9.80        29,484


SEE ACCOMPANYING NOTE.

                              Separate Account II
                                       of
                        Integrity Life Insurance Company

                Statements of Assets and Liabilities (Unaudited)

                               September 30, 2007


                                                                                Receivable
                                                                                   from
                                                                               (payable to)
                                                                               the general
                                                                Investments      account                                    UNITS
                          DIVISION                             at fair value   of Integrity    NET ASSETS   UNIT VALUE   OUTSTANDING
----------------------------------------------------------------------------   ---------------------------  ------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
   Franklin Large Cap Growth Securities (Pinnacle IV(TM))      $   1,047,620   $         --   $  1,047,620  $    15.28        68,581
   Franklin Large Cap Growth Securities (Pinnacle V(TM))              26,705             --         26,705       10.16         2,629
   Franklin Mutual Shares Securities (Pinnacle IV(TM))             7,428,727             --      7,428,727       17.89       415,258
   Franklin Mutual Shares Securities (Pinnacle V(TM))                166,189              1        166,190        9.68        17,172
   Franklin Small Cap Value Securities Fund (Pinnacle (TM))           15,507              1         15,508        9.50         1,633
   Franklin Small Cap Value Securities Fund (Pinnacle IV (TM))        15,218             --         15,218        9.49         1,603
   Franklin Small Cap Value Securities Fund (Pinnacle V (TM))         10,058             --         10,058        9.47         1,063
   Templeton Foreign Securities (Pinnacle IV(TM))                  3,815,839             --      3,815,839       21.27       179,416
   Templeton Foreign Securities (Pinnacle V(TM))                      53,341             --         53,341       10.29         5,184
   Templeton Growth Securities (Pinnacle IV(TM))                   8,748,857              2      8,748,859       19.02       460,066
   Templeton Growth Securities (Pinnacle V(TM))                      163,752             --        163,752        9.82        16,679
   Van Kampen LIT Comstock (Pinnacle IV(TM))                       1,317,340              7      1,317,347       17.07        77,152
   Van Kampen LIT Comstock (Pinnacle V(TM))                            8,479             --          8,479        9.53           889
   Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                 285,672             --        285,672       15.42        18,521
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))            481,718             --        481,718       10.00        48,162
   Van Kampen UIF Emerging Markets Debt (Pinnacle V(TM))              13,478             (1)        13,477        9.94         1,356
   Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))        3,948,951             --      3,948,951       41.11        96,054
   Van Kampen UIF Emerging Markets Equity (Pinnacle V(TM))            68,015             --         68,015       11.89         5,723
   Van Kampen UIF U S Real Estate (Pinnacle IV(TM))                1,478,657             (1)     1,478,656        9.01       164,106
   Van Kampen UIF U S Real Estate (Pinnacle V(TM))                   107,708             --        107,708        9.63        11,188
   Franklin Large Cap Growth Securities (Pinnacle(TM))               363,429             --        363,429       15.35        23,678
   Franklin Mutual Shares Securities (Pinnacle(TM))                4,704,322             (5)     4,704,317       17.98       261,712
   Templeton Foreign Securities (Pinnacle(TM))                     2,069,751             --      2,069,751       21.37        96,853
   Templeton Growth Securities (Pinnacle(TM))                      3,453,387              2      3,453,389       19.11       180,732
   Van Kampen LIT Comstock (Pinnacle(TM))                            870,428             (7)       870,421       17.16        50,734
   Van Kampen LIT Strategic Growth (Pinnacle(TM))                    132,100              1        132,101       15.50         8,524
   Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))           1,471,974             --      1,471,974       41.31        35,633
NON-AFFILIATED CLASS A:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                         167,524             --        167,524       15.94        10,513
   DWS VIT Small Cap Index VIP (Pinnacle(TM))                      2,002,171             --      2,002,171       16.44       121,799
NON-AFFILIATED CLASS B:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                         486,886             --        486,886       15.23        31,963
   DWS Small Cap Index VIP (Pinnacle V(TM))                            5,241             --          5,241        9.74           538


SEE ACCOMPANYING NOTE.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                      Statements of Operations (Unaudited)

                    For the Periods Ended September 30, 2007


                                                                      INVESTMENT
                                                                        INCOME        EXPENSES
                                                                      ---------------------------

                                                                                     Mortality
                                                                                    and expense        Net
                                                                                      risk and      investment
                                                                      Reinvested   administrative     income
                                  Division                             dividends      charges         (loss)
--------------------------------------------------------------------------------------------------------------
AFFILIATED:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                        $       --   $        9,980   $   (9,980)
   Touchstone Balanced (Pinnacle IV(TM))                                      --           16,153      (16,153)
   Touchstone Baron Small Cap (Pinnacle IV(TM))                               --           29,439      (29,439)
   Touchstone Baron Small Cap (Pinnacle V(TM)) (May 21)*                      --               80          (80)
   Touchstone Conservative ETF (Pinnacle IV(TM))                              --           20,287      (20,287)
   Touchstone Core Bond (Pinnacle IV(TM))                                     --           17,642      (17,642)
   Touchstone Mid Cap Growth (Pinnacle IV(TM))                                --           30,435      (30,435)
   Touchstone Large Cap Core Equity (Pinnacle IV(TM))                         --           20,116      (20,116)
   Touchstone Enhanced ETF (Pinnacle IV(TM))                                  --           23,849      (23,849)
   Touchstone Growth & Income (Pinnacle IV(TM))                               --           10,359      (10,359)
   Touchstone High Yield (Pinnacle IV(TM))                                    --           57,415      (57,415)
   Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))                    --           19,991      (19,991)
   Touchstone Eagle Capital Appreciation (Pinnacle V(TM)) (May 21)*           --               36          (36)
   Touchstone Moderate ETF (Pinnacle IV(TM))                                  --           24,372      (24,372)
   Touchstone Money Market (Pinnacle IV(TM))                                 148               43          105
   Touchstone Third Avenue Value (Pinnacle IV(TM))                            --          172,116     (172,116)
   Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*                   --              252         (252)
   Touchstone Value Plus (Pinnacle IV(TM))                                    --            6,284       (6,284)
   Touchstone Aggressive ETF (Pinnacle(TM))                                   --            5,015       (5,015)
   Touchstone Balanced (Pinnacle(TM))                                         --           20,499      (20,499)
   Touchstone Balanced (PinnacleV(TM)) (May 21)*                              --               61          (61)
   Touchstone Baron Small Cap (Pinnacle(TM))                                  --           39,480      (39,480)
   Touchstone Conservative ETF (Pinnacle(TM))                                 --           18,237      (18,237)
   Touchstone Core Bond (Pinnacle(TM))                                        --           10,931      (10,931)
   Touchstone Core Bond (PinnacleV(TM)) (May 21)*                             --              125         (125)
   Touchstone Mid Cap Growth (Pinnacle(TM))                                   --           16,220      (16,220)
   Touchstone Mid Cap Growth (PinnacleV(TM)) (May 21)*                        --              264         (264)
   Touchstone Large Cap Core Equity (Pinnacle(TM))                            --           79,994      (79,994)
   Touchstone Large Cap Core Equity (PinnacleV(TM)) (May 21)*                 --               58          (58)

                                                                                 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------





                                                                       Realized
                                                                      gain (loss)
                                                                      on sales of   Realized gain
                                  Division                            investments   distributions
-------------------------------------------------------------------------------------------------
AFFILIATED:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                        $    11,010   $          --
   Touchstone Balanced (Pinnacle IV(TM))                                   23,368              --
   Touchstone Baron Small Cap (Pinnacle IV(TM))                           281,088              --
   Touchstone Baron Small Cap (Pinnacle V(TM)) (May 21)*                       (1)             --
   Touchstone Conservative ETF (Pinnacle IV(TM))                           18,936              --
   Touchstone Core Bond (Pinnacle IV(TM))                                   1,983              --
   Touchstone Mid Cap Growth (Pinnacle IV(TM))                              9,269              --
   Touchstone Large Cap Core Equity (Pinnacle IV(TM))                     207,083              --
   Touchstone Enhanced ETF (Pinnacle IV(TM))                               53,945              --
   Touchstone Growth & Income (Pinnacle IV(TM))                            22,862              --
   Touchstone High Yield (Pinnacle IV(TM))                               (129,516)             --
   Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))                  (428)              --
   Touchstone Eagle Capital Appreciation (Pinnacle V(TM)) (May 21)*          (489)             --
   Touchstone Moderate ETF (Pinnacle IV(TM))                               46,005              --
   Touchstone Money Market (Pinnacle IV(TM))                                   --              --
   Touchstone Third Avenue Value (Pinnacle IV(TM))                        995,626              --
   Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*                  (505)             --
   Touchstone Value Plus (Pinnacle IV(TM))                                 29,607              --
   Touchstone Aggressive ETF (Pinnacle(TM))                                44,989              --
   Touchstone Balanced (Pinnacle(TM))                                      38,421              --
   Touchstone Balanced (PinnacleV(TM)) (May 21)*                               (1)             --
   Touchstone Baron Small Cap (Pinnacle(TM))                              437,568              --
   Touchstone Conservative ETF (Pinnacle(TM))                               5,057              --
   Touchstone Core Bond (Pinnacle(TM))                                        137              --
   Touchstone Core Bond (PinnacleV(TM)) (May 21)*                               6              --
   Touchstone Mid Cap Growth (Pinnacle(TM))                                52,668              --
   Touchstone Mid Cap Growth (PinnacleV(TM)) (May 21)*                       (262)             --
   Touchstone Large Cap Core Equity (Pinnacle(TM))                        398,883              --
   Touchstone Large Cap Core Equity (PinnacleV(TM)) (May 21)*                (116)             --

                                                                            REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------
                                                                              NET UNREALIZED APPRECIATION
                                                                             (DEPRECIATION) OF INVESTMENTS
                                                                      -------------------------------------------
                                                                                                   Change in net
                                                                                                    appreciation
                                                                                                     unrealized
                                                                                                   (depreciation)
                                                                      Beginning                      during the
                                  Division                            of period    End of period       period
------------------------------------------------------------------------------------------------------------------
AFFILIATED:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                        $  111,200   $     169,792   $       58,592
   Touchstone Balanced (Pinnacle IV(TM))                                  (7,447)         58,585           66,032
   Touchstone Baron Small Cap (Pinnacle IV(TM))                          560,757         491,217          (69,540)
   Touchstone Baron Small Cap (Pinnacle V(TM)) (May 21)*                      --             391              391
   Touchstone Conservative ETF (Pinnacle IV(TM))                         141,675         226,218           84,543
   Touchstone Core Bond (Pinnacle IV(TM))                                 (5,762)         44,848           50,610
   Touchstone Mid Cap Growth (Pinnacle IV(TM))                           (20,549)        274,295          294,844
   Touchstone Large Cap Core Equity (Pinnacle IV(TM))                    239,082         227,276          (11,806)
   Touchstone Enhanced ETF (Pinnacle IV(TM))                             206,152         314,318          108,166
   Touchstone Growth & Income (Pinnacle IV(TM))                          (25,028)         32,226           57,254
   Touchstone High Yield (Pinnacle IV(TM))                              (132,011)          9,412          141,423
   Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))                47,690          (5,780)         (53,470)
   Touchstone Eagle Capital Appreciation (Pinnacle V(TM)) (May 21)*           --             173              173
   Touchstone Moderate ETF (Pinnacle IV(TM))                             228,049         327,991           99,942
   Touchstone Money Market (Pinnacle IV(TM))                                  --              --               --
   Touchstone Third Avenue Value (Pinnacle IV(TM))                     2,607,271       2,376,528         (230,743)
   Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*                   --           2,406            2,406
   Touchstone Value Plus (Pinnacle IV(TM))                               124,850          98,912          (25,938)
   Touchstone Aggressive ETF (Pinnacle(TM))                               44,794          37,758           (7,036)
   Touchstone Balanced (Pinnacle(TM))                                        142          87,580           87,438
   Touchstone Balanced (PinnacleV(TM)) (May 21)*                              --             710              710
   Touchstone Baron Small Cap (Pinnacle(TM))                           1,235,476       1,114,504         (120,972)
   Touchstone Conservative ETF (Pinnacle(TM))                             60,426         160,867          100,441
   Touchstone Core Bond (Pinnacle(TM))                                    (3,759)         33,398           37,157
   Touchstone Core Bond (PinnacleV(TM)) (May 21)*                             --             876              876
   Touchstone Mid Cap Growth (Pinnacle(TM))                              (12,030)         91,340          103,370
   Touchstone Mid Cap Growth (PinnacleV(TM)) (May 21)*                        --           1,082            1,082
   Touchstone Large Cap Core Equity (Pinnacle(TM))                     1,639,619       2,054,871          415,252
   Touchstone Large Cap Core Equity (PinnacleV(TM)) (May 21)*                 --             465              465

                                                                            REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------




                                                                                        Net increase
                                                                       Net realized      (decrease)
                                                                      and unrealized   in net assets
                                                                       gain (loss)     resulting from
                                  Division                            on investments     operations
-----------------------------------------------------------------------------------------------------
AFFILIATED:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                        $       69,602   $       59,622
   Touchstone Balanced (Pinnacle IV(TM))                                      89,400           73,247
   Touchstone Baron Small Cap (Pinnacle IV(TM))                              211,548          182,109
   Touchstone Baron Small Cap (Pinnacle V(TM)) (May 21)*                         390              310
   Touchstone Conservative ETF (Pinnacle IV(TM))                             103,479           83,192
   Touchstone Core Bond (Pinnacle IV(TM))                                     52,593           34,951
   Touchstone Mid Cap Growth (Pinnacle IV(TM))                               304,113          273,678
   Touchstone Large Cap Core Equity (Pinnacle IV(TM))                        195,277          175,161
   Touchstone Enhanced ETF (Pinnacle IV(TM))                                 162,111          138,262
   Touchstone Growth & Income (Pinnacle IV(TM))                               80,116           69,757
   Touchstone High Yield (Pinnacle IV(TM))                                    11,907         (45,508)
   Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))                  (53,898)         (73,889)
   Touchstone Eagle Capital Appreciation (Pinnacle V(TM)) (May 21)*            (316)             (352)
   Touchstone Moderate ETF (Pinnacle IV(TM))                                 145,947          121,575
   Touchstone Money Market (Pinnacle IV(TM))                                      --              105
   Touchstone Third Avenue Value (Pinnacle IV(TM))                           764,883          592,767
   Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*                    1,901            1,649
   Touchstone Value Plus (Pinnacle IV(TM))                                     3,669          (2,615)
   Touchstone Aggressive ETF (Pinnacle(TM))                                   37,953           32,938
   Touchstone Balanced (Pinnacle(TM))                                        125,859          105,360
   Touchstone Balanced (PinnacleV(TM)) (May 21)*                                 709              648
   Touchstone Baron Small Cap (Pinnacle(TM))                                 316,596          277,116
   Touchstone Conservative ETF (Pinnacle(TM))                                105,498           87,261
   Touchstone Core Bond (Pinnacle(TM))                                        37,294           26,363
   Touchstone Core Bond (PinnacleV(TM)) (May 21)*                                882              757
   Touchstone Mid Cap Growth (Pinnacle(TM))                                  156,038          139,818
   Touchstone Mid Cap Growth (PinnacleV(TM)) (May 21)*                           820              556
   Touchstone Large Cap Core Equity (Pinnacle(TM))                           814,135          734,141
   Touchstone Large Cap Core Equity (PinnacleV(TM)) (May 21)*                    349              291


SEE ACCOMPANYING NOTE.

* - 2007 inception date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007


                                                                      INVESTMENT
                                                                        INCOME         EXPENSES
                                                                      -----------------------------


                                                                                    Mortality and        Net
                                                                                   expense risk and   investment
                                                                      Reinvested    administrative      income
                             Division                                 dividends        charges          (loss)
-----------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
   Touchstone Enhanced ETF (Pinnacle(TM))                             $       --   $         51,732   $  (51,732)
   Touchstone Growth & Income (Pinnacle(TM))                                  --              3,396       (3,396)
   Touchstone Growth & Income (PinnacleV(TM)) (May 21)*                       --                  5           (5)
   Touchstone High Yield (Pinnacle(TM))                                       --             30,465      (30,465)
   Touchstone High Yield (PinnacleV(TM)) (May 21)*                            --                 54          (54)
   Touchstone Eagle Capital Appreciation (Pinnacle(TM))                       --             76,986      (76,986)
   Touchstone Moderate ETF (Pinnacle(TM))                                     --             19,357      (19,357)
   Touchstone Money Market (Pinnacle(TM))                                426,547            113,117      313,430
   Touchstone Third Avenue Value (Pinnacle(TM))                               --            218,968     (218,968)
   Touchstone Value Plus (Pinnacle(TM))                                       --             29,465      (29,465)
   Touchstone Value Plus (PinnacleV(TM)) (May 21)*                            --                 11          (11)
   JP Morgan Mid Cap Value (Pinnacle IV(TM))                              29,468             13,681       15,787
   JP Morgan Mid Cap Value (Pinnacle(TM))                                  4,652              2,038        2,614
   Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                    96,436             13,112       83,324
   Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                        112,973             58,544       54,429
NON-AFFILIATED INITIAL CLASS:
   Fidelity VIP Equity-Income (Pinnacle(TM))                               8,448            106,537      (98,089)
   Fidelity VIP II Contrafund (Pinnacle(TM))                               5,718            170,105     (164,387)
   Fidelity VIP III Growth & Income (Pinnacle(TM))                       213,299             56,034      157,265
   Fidelity VIP III Growth Opportunities (Pinnacle(TM))                       --             15,944      (15,944)
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                      --             48,802      (48,802)
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                   --              6,582       (6,582)
   Fidelity VIP II Investment Grade Bond  (Pinnacle (TM)) (April 27)*      4,846             37,817      (32,971)
   Fidelity VIP II Investment Grade Bond  (Pinnacle IV (TM)) (April 27)*   3,298             24,696      (21,398)
   Fidelity VIP  Overseas  (Pinnacle (TM)) (April 27)*                        --              8,472       (8,472)
   Fidelity VIP  Overseas  (Pinnacle IV (TM)) (April 27)*                     --              8,199       (8,199)
AFFILIATED SERVICE CLASS:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                                --              4,169       (4,169)
   Touchstone Aggressive ETF (Pinnacle V(TM)) (May 21)*                       --                186         (186)
   Touchstone Conservative ETF (Pinnacle IV(TM))                              --              6,976       (6,976)
   Touchstone Conservative ETF (Pinnacle V(TM)) (May 21)*                     --                114         (114)
   Touchstone Enhanced ETF (Pinnacle IV(TM))                                  --              6,604       (6,604)
   Touchstone Enhanced ETF (Pinnacle V(TM)) (May 21)*                         --                292         (292)
   Touchstone Moderate ETF (Pinnacle IV(TM))                                  --              9,637       (9,637)
   Touchstone Moderate ETF (Pinnacle V(TM)) (May 21)*                         --                687         (687)
   Touchstone GMAB  Aggressive ETF (Pinnacle IV(TM))                          --              6,876       (6,876)
   Touchstone GMAB  Aggressive ETF (Pinnacle V(TM)) (May 21)*                 --                627         (627)
   Touchstone GMAB  Conservative ETF (Pinnacle IV(TM))                        --             10,680      (10,680)
   Touchstone GMAB  Conservative ETF (Pinnacle V(TM)) (May 21)*               --                424         (424)
   Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                             --             10,869      (10,869)
   Touchstone GMAB Moderate ETF (Pinnacle V(TM)) (May 21)*                    --                234         (234)
   Touchstone Money Market (Pinnacle IV(TM))                             345,028            102,651      242,377
   Touchstone Money Market (Pinnacle V(TM)) (May 21)*                      2,660                788        1,872

                                                                            REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------





                                                                       Realized
                                                                      gain (loss)
                                                                      on sales of   Realized gain
                             Division                                 investments   distributions
---------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
   Touchstone Enhanced ETF (Pinnacle(TM))                             $   322,343   $          --
   Touchstone Growth & Income (Pinnacle(TM))                               18,901              --
   Touchstone Growth & Income (PinnacleV(TM)) (May 21)*                        --              --
   Touchstone High Yield (Pinnacle(TM))                                    60,526              --
   Touchstone High Yield (PinnacleV(TM)) (May 21)*                           (605)             --
   Touchstone Eagle Capital Appreciation (Pinnacle(TM))                   414,747              --
   Touchstone Moderate ETF (Pinnacle(TM))                                  54,976              --
   Touchstone Money Market (Pinnacle(TM))                                      --              --
   Touchstone Third Avenue Value (Pinnacle(TM))                         3,341,026              --
   Touchstone Value Plus (Pinnacle(TM))                                   354,598              --
   Touchstone Value Plus (PinnacleV(TM)) (May 21)*                             --              --
   JP Morgan Mid Cap Value (Pinnacle IV(TM))                               74,806          36,795
   JP Morgan Mid Cap Value (Pinnacle(TM))                                   5,684           5,809
   Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                     (3,713)         31,360
   Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                       1,287,911         399,724
NON-AFFILIATED INITIAL CLASS:
   Fidelity VIP Equity-Income (Pinnacle(TM))                            1,030,979          12,672
   Fidelity VIP II Contrafund (Pinnacle(TM))                            2,286,466         228,729
   Fidelity VIP III Growth & Income (Pinnacle(TM))                        210,507          76,426
   Fidelity VIP III Growth Opportunities (Pinnacle(TM))                   100,272              --
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                   27,799              --
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                (1,422)             --
   Fidelity VIP II Investment Grade Bond  (Pinnacle (TM)) (April 27)*     (13,039)             --
   Fidelity VIP II Investment Grade Bond  (Pinnacle IV (TM)) (April 27)*   (5,952)             --
   Fidelity VIP  Overseas  (Pinnacle (TM)) (April 27)*                      4,240              --
   Fidelity VIP  Overseas  (Pinnacle IV (TM)) (April 27)*                  (2,213)             --
AFFILIATED SERVICE CLASS:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                              1,361              --
   Touchstone Aggressive ETF (Pinnacle V(TM)) (May 21)*                       (17)             --
   Touchstone Conservative ETF (Pinnacle IV(TM))                            1,217              --
   Touchstone Conservative ETF (Pinnacle V(TM)) (May 21)*                      --              --
   Touchstone Enhanced ETF (Pinnacle IV(TM))                                7,259              --
   Touchstone Enhanced ETF (Pinnacle V(TM)) (May 21)*                         (16)             --
   Touchstone Moderate ETF (Pinnacle IV(TM))                                5,048              --
   Touchstone Moderate ETF (Pinnacle V(TM)) (May 21)*                         (13)             --
   Touchstone GMAB  Aggressive ETF (Pinnacle IV(TM))                        1,520              --
   Touchstone GMAB  Aggressive ETF (Pinnacle V(TM)) (May 21)*                  (9)             --
   Touchstone GMAB  Conservative ETF (Pinnacle IV(TM))                      1,661              --
   Touchstone GMAB  Conservative ETF (Pinnacle V(TM)) (May 21)*                 4              --
   Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                           1,001              --
   Touchstone GMAB Moderate ETF (Pinnacle V(TM)) (May 21)*                      2              --
   Touchstone Money Market (Pinnacle IV(TM))                                   --              --
   Touchstone Money Market (Pinnacle V(TM)) (May 21)*                          --              --

                                                                              REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------
                                                                              NET UNREALIZED APPRECIATION
                                                                             (DEPRECIATION) OF INVESTMENTS
                                                                      -------------------------------------------
                                                                                                   Change in net
                                                                                                     unrealized
                                                                                                    appreciation
                                                                      Beginning                    (depreciation)
                                                                          of                         during the
                             Division                                   period     End of period       period
-------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
   Touchstone Enhanced ETF (Pinnacle(TM))                             $  699,528   $     764,805   $       65,277
   Touchstone Growth & Income (Pinnacle(TM))                               5,808          12,838            7,030
   Touchstone Growth & Income (PinnacleV(TM)) (May 21)*                       --             232              232
   Touchstone High Yield (Pinnacle(TM))                                      264          37,699           37,435
   Touchstone High Yield (PinnacleV(TM)) (May 21)*                            --             130              130
   Touchstone Eagle Capital Appreciation (Pinnacle(TM))                2,373,893       2,399,209           25,316
   Touchstone Moderate ETF (Pinnacle(TM))                                118,760         185,287           66,527
   Touchstone Money Market (Pinnacle(TM))                                     --              --               --
   Touchstone Third Avenue Value (Pinnacle(TM))                        7,421,848       5,327,067       (2,094,781)
   Touchstone Value Plus (Pinnacle(TM))                                1,163,602         840,442         (323,160)
   Touchstone Value Plus (PinnacleV(TM)) (May 21)*                            --             169              169
   JP Morgan Mid Cap Value (Pinnacle IV(TM))                             204,047         138,443          (65,604)
   JP Morgan Mid Cap Value (Pinnacle(TM))                                 26,356          22,777           (3,579)
   Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                    14,522         (53,581)         (68,103)
   Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                      2,508,400         542,271       (1,966,129)
NON-AFFILIATED INITIAL CLASS:
   Fidelity VIP Equity-Income (Pinnacle(TM))                           1,373,839       1,154,411         (219,428)
   Fidelity VIP II Contrafund (Pinnacle(TM))                           5,137,745       5,125,862          (11,883)
   Fidelity VIP III Growth & Income (Pinnacle(TM))                     1,751,194       1,945,807          194,613
   Fidelity VIP III Growth Opportunities (Pinnacle(TM))                  332,810         522,825          190,015
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                      --         231,395          231,395
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                   --          30,631           30,631
   Fidelity VIP II Investment Grade Bond  (Pinnacle (TM)) (April 27)*         --          37,868           37,868
   Fidelity VIP II Investment Grade Bond  (Pinnacle IV (TM)) (April 27)*      --          29,430           29,430
   Fidelity VIP  Overseas  (Pinnacle (TM)) (April 27)*                        --          82,016           82,016
   Fidelity VIP  Overseas  (Pinnacle IV (TM)) (April 27)*                     --          72,844           72,844
AFFILIATED SERVICE CLASS:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                             8,659          33,487           24,828
   Touchstone Aggressive ETF (Pinnacle V(TM)) (May 21)*                       --           5,861            5,861
   Touchstone Conservative ETF (Pinnacle IV(TM))                           7,724          43,447           35,723
   Touchstone Conservative ETF (Pinnacle V(TM)) (May 21)*                     --             723              723
   Touchstone Enhanced ETF (Pinnacle IV(TM))                              27,141          63,118           35,977
   Touchstone Enhanced ETF (Pinnacle V(TM)) (May 21)*                         --           3,669            3,669
   Touchstone Moderate ETF (Pinnacle IV(TM))                               6,117          51,930           45,813
   Touchstone Moderate ETF (Pinnacle V(TM)) (May 21)*                         --          11,812           11,812
   Touchstone GMAB  Aggressive ETF (Pinnacle IV(TM))                       1,118          30,254           29,136
   Touchstone GMAB  Aggressive ETF (Pinnacle V(TM)) (May 21)*                 --           6,966            6,966
   Touchstone GMAB  Conservative ETF (Pinnacle IV(TM))                     4,174          39,506           35,332
   Touchstone GMAB  Conservative ETF (Pinnacle V(TM)) (May 21)*               --           2,051            2,051
   Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                            707          44,774           44,067
   Touchstone GMAB Moderate ETF (Pinnacle V(TM)) (May 21)*                    --           3,503            3,503
   Touchstone Money Market (Pinnacle IV(TM))                                  --              --               --
   Touchstone Money Market (Pinnacle V(TM)) (May 21)*                         --              --               --

                                                                              REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------




                                                                                         Net increase
                                                                        Net realized    (decrease) in
                                                                       and unrealized     net assets
                                                                        gain (loss)     resulting from
                             Division                                  on investments     operations
------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
   Touchstone Enhanced ETF (Pinnacle(TM))                              $      387,620   $      335,888
   Touchstone Growth & Income (Pinnacle(TM))                                   25,931           22,535
   Touchstone Growth & Income (PinnacleV(TM)) (May 21)*                           232              227
   Touchstone High Yield (Pinnacle(TM))                                        97,961           67,496
   Touchstone High Yield (PinnacleV(TM)) (May 21)*                               (475)            (529)
   Touchstone Eagle Capital Appreciation (Pinnacle(TM))                       440,063          363,077
   Touchstone Moderate ETF (Pinnacle(TM))                                     121,503          102,146
   Touchstone Money Market (Pinnacle(TM))                                          --          313,430
   Touchstone Third Avenue Value (Pinnacle(TM))                             1,246,245        1,027,277
   Touchstone Value Plus (Pinnacle(TM))                                        31,438            1,973
   Touchstone Value Plus (PinnacleV(TM)) (May 21)*                                169              158
   JP Morgan Mid Cap Value (Pinnacle IV(TM))                                   45,997           61,784
   JP Morgan Mid Cap Value (Pinnacle(TM))                                       7,914           10,528
   Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                        (40,456)          42,868
   Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                            (278,494)        (224,065)
NON-AFFILIATED INITIAL CLASS:
   Fidelity VIP Equity-Income (Pinnacle(TM))                                  824,223          726,134
   Fidelity VIP II Contrafund (Pinnacle(TM))                                2,503,312        2,338,925
   Fidelity VIP III Growth & Income (Pinnacle(TM))                            481,546          638,811
   Fidelity VIP III Growth Opportunities (Pinnacle(TM))                       290,287          274,343
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                      259,194          210,392
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                    29,209           22,627
   Fidelity VIP II Investment Grade Bond  (Pinnacle (TM)) (April 27)*          24,829           (8,142)
   Fidelity VIP II Investment Grade Bond  (Pinnacle IV (TM)) (April 27)*       23,478            2,080
   Fidelity VIP  Overseas  (Pinnacle (TM)) (April 27)*                         86,256           77,784
   Fidelity VIP  Overseas  (Pinnacle IV (TM)) (April 27)*                      70,631           62,432
AFFILIATED SERVICE CLASS:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                                 26,189           22,020
   Touchstone Aggressive ETF (Pinnacle V(TM)) (May 21)*                         5,844            5,658
   Touchstone Conservative ETF (Pinnacle IV(TM))                               36,940           29,964
   Touchstone Conservative ETF (Pinnacle V(TM)) (May 21)*                         723              609
   Touchstone Enhanced ETF (Pinnacle IV(TM))                                   43,236           36,632
   Touchstone Enhanced ETF (Pinnacle V(TM)) (May 21)*                           3,653            3,361
   Touchstone Moderate ETF (Pinnacle IV(TM))                                   50,861           41,224
   Touchstone Moderate ETF (Pinnacle V(TM)) (May 21)*                          11,799           11,112
   Touchstone GMAB  Aggressive ETF (Pinnacle IV(TM))                           30,656           23,780
   Touchstone GMAB  Aggressive ETF (Pinnacle V(TM)) (May 21)*                   6,957            6,330
   Touchstone GMAB  Conservative ETF (Pinnacle IV(TM))                         36,993           26,313
   Touchstone GMAB  Conservative ETF (Pinnacle V(TM)) (May 21)*                 2,055            1,631
   Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                              45,068           34,199
   Touchstone GMAB Moderate ETF (Pinnacle V(TM)) (May 21)*                      3,505            3,271
   Touchstone Money Market (Pinnacle IV(TM))                                       --          242,377
   Touchstone Money Market (Pinnacle V(TM)) (May 21)*                              --            1,872


SEE ACCOMPANYING NOTE.

* - 2007 inception date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007


                                                                      INVESTMENT
                                                                        INCOME         EXPENSES
                                                                      -----------------------------


                                                                                    Mortality and        Net
                                                                                   expense risk and   investment
                                                                      Reinvested    administrative      income
                             Division                                 dividends        charges          (loss)
-------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
   Fidelity VIP Growth (Pinnacle(TM))                                 $   11,605   $         20,173   $    (8,568)
   Fidelity VIP III Mid Cap (Pinnacle(TM))                                63,601            118,859       (55,258)
NON-AFFILIATED SERVICE CLASS 2:
   Fidelity VIP Asset Manager (Pinnacle IV(TM))                            7,912              3,346         4,566
   Fidelity VIP Asset Manager (Pinnacle V(TM)) (May 21)*                      --                 47           (47)
   Fidelity VIP Balanced (Pinnacle IV(TM))                                50,721             17,174        33,547
   Fidelity VIP Balanced (Pinnacle V(TM)) (May 21)*                           --                106          (106)
   Fidelity VIP Contrafund (Pinnacle IV(TM))                               5,287            185,569      (180,282)
   Fidelity VIP Contrafund (Pinnacle V(TM)) (May 21)*                         --                776          (776)
   Fidelity VIP Disciplined Small Cap (Pinnacle (TM)) (April 27)*             --              4,053        (4,053)
   Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM)) (April 27)*          --              3,205        (3,205)
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))             2,663              5,106        (2,443)
   Fidelity VIP Equity-Income (Pinnacle IV(TM))                            4,005             60,527       (56,522)
   Fidelity VIP Equity-Income (Pinnacle V(TM)) (May 21)*                      --                176          (176)
   Fidelity VIP Freedom 2010 (Pinnacle (TM)) (April 27)*                      --                 21           (21)
   Fidelity VIP Freedom 2010 (Pinnacle V (TM)) (May 21)*                      --                 12           (12)
   Fidelity VIP Freedom 2015 (Pinnacle V (TM)) (May 21)*                      --                 18           (18)
   Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*                   --                188          (188)
   Fidelity VIP Freedom 2020 (Pinnacle V (TM)) (May 21)*                      --                 --            --
   Fidelity VIP Freedom 2025 (Pinnacle V (TM)) (May 21)*                      --                401          (401)
   Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                            79              1,386        (1,307)
   Fidelity VIP Growth (Pinnacle IV(TM))                                   8,732             24,153       (15,421)
   Fidelity VIP Growth (Pinnacle V(TM)) (May 21)*                             --                 --            --
   Fidelity VIP Growth & Income (Pinnacle IV(TM))                         75,201             23,424        51,777
   Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*                    --                 74           (74)
   Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                        --              5,237        (5,237)
   Fidelity VIP Growth Opportunities (Pinnacle V(TM)) (May 21)*               --                  5            (5)
   Fidelity VIP High Income (Pinnacle IV(TM))                              1,401             17,092       (15,691)
   Fidelity VIP High Income (Pinnacle V(TM)) (May 21)*                        56                120           (64)
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                      --              3,808        (3,808)
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                   --             28,607       (28,607)
   Fidelity VIP II Index 500 (Pinnacle V (TM)) (May 21)*                      --                 73           (73)
   Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                   45,665             19,335        26,330
   Fidelity VIP Investment Grade Bond (Pinnacle V(TM)) (May 21)*              99                319          (220)
   Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                           --              4,009        (4,009)
   Fidelity VIP Mid Cap (Pinnacle IV(TM))                                 51,917            148,525       (96,608)
   Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                            --                353          (353)
   Fidelity VIP Overseas (Pinnacle IV(TM))                                19,090             27,912        (8,822)
   Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                           --                189          (189)
   Fidelity VIP Asset Manager (Pinnacle(TM))                                 499              3,902        (3,403)
   Fidelity VIP Balanced (Pinnacle(TM))                                   19,596              4,836        14,760
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))                1,498              2,323          (825)
   Fidelity VIP High Income (Pinnacle(TM))                                 1,522             13,957       (12,435)
   Fidelity VIP Investment Grade Bond (Pinnacle(TM))                      35,701             19,214        16,487
   Fidelity VIP Overseas (Pinnacle(TM))                                   10,594             15,485        (4,891)

                                                                            REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------





                                                                       Realized
                                                                      gain (loss)
                                                                      on sales of   Realized gain
                             Division                                 investments   distributions
--------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
   Fidelity VIP Growth (Pinnacle(TM))                                 $   160,997   $          --
   Fidelity VIP III Mid Cap (Pinnacle(TM))                              1,209,812       1,148,348
NON-AFFILIATED SERVICE CLASS 2:
   Fidelity VIP Asset Manager (Pinnacle IV(TM))                             1,566           7,878
   Fidelity VIP Asset Manager (Pinnacle V(TM)) (May 21)*                       (6)             --
   Fidelity VIP Balanced (Pinnacle IV(TM))                                 23,710          15,733
   Fidelity VIP Balanced (Pinnacle V(TM)) (May 21)*                            (2)              -
   Fidelity VIP Contrafund (Pinnacle IV(TM))                              660,315         211,471
   Fidelity VIP Contrafund (Pinnacle V(TM)) (May 21)*                          30              --
   Fidelity VIP Disciplined Small Cap (Pinnacle (TM)) (April 27)*            (287)             --
   Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM)) (April 27)*       (6,372)             --
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))              6,228           3,147
   Fidelity VIP Equity-Income (Pinnacle IV(TM))                           121,013           6,007
   Fidelity VIP Equity-Income (Pinnacle V(TM)) (May 21)*                       (6)             --
   Fidelity VIP Freedom 2010 (Pinnacle (TM)) (April 27)*                       --              --
   Fidelity VIP Freedom 2010 (Pinnacle V (TM)) (May 21)*                       --              --
   Fidelity VIP Freedom 2015 (Pinnacle V (TM)) (May 21)*                       --              --
   Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*                    (2)             --
   Fidelity VIP Freedom 2020 (Pinnacle V (TM)) (May 21)*                       --              --
   Fidelity VIP Freedom 2025 (Pinnacle V (TM)) (May 21)*                        8              --
   Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                          3,099              --
   Fidelity VIP Growth (Pinnacle IV(TM))                                  104,587              --
   Fidelity VIP Growth (Pinnacle V(TM)) (May 21)*                              --              --
   Fidelity VIP Growth & Income (Pinnacle IV(TM))                          52,177          28,623
   Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*                      1              --
   Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                     34,029              --
   Fidelity VIP Growth Opportunities (Pinnacle V(TM)) (May 21)*                --              --
   Fidelity VIP High Income (Pinnacle IV(TM))                              40,680              --
   Fidelity VIP High Income (Pinnacle V(TM)) (May 21)*                         (3)             --
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                    4,986              --
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                 1,449              --
   Fidelity VIP II Index 500 (Pinnacle V (TM)) (May 21)*                        1              --
   Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                    (1,725)             --
   Fidelity VIP Investment Grade Bond (Pinnacle V(TM)) (May 21)*                1              --
   Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                         3,073              --
   Fidelity VIP Mid Cap (Pinnacle IV(TM))                                 481,037       1,222,682
   Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                              6              --
   Fidelity VIP Overseas (Pinnacle IV(TM))                                104,747          95,739
   Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                          (341)             --
   Fidelity VIP Asset Manager (Pinnacle(TM))                                8,635             496
   Fidelity VIP Balanced (Pinnacle(TM))                                    25,688           6,079
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))                15,827           1,771
   Fidelity VIP High Income (Pinnacle(TM))                                 33,170              --
   Fidelity VIP Investment Grade Bond (Pinnacle(TM))                       (6,086)             --
   Fidelity VIP Overseas (Pinnacle(TM))                                    66,457          53,131

                                                                            REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------
                                                                              NET UNREALIZED APPRECIATION
                                                                             (DEPRECIATION) OF INVESTMENTS
                                                                      -------------------------------------------
                                                                                                   Change in net
                                                                                                     unrealized
                                                                                                    appreciation
                                                                      Beginning                    (depreciation)
                                                                          of                         during the
                             Division                                   period     End of period       period
-------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
   Fidelity VIP Growth (Pinnacle(TM))                                    231,428   $     490,277   $      258,849
   Fidelity VIP III Mid Cap (Pinnacle(TM))                             2,565,221       2,073,057         (492,164)
NON-AFFILIATED SERVICE CLASS 2:
   Fidelity VIP Asset Manager (Pinnacle IV(TM))                           19,909          43,696           23,787
   Fidelity VIP Asset Manager (Pinnacle V(TM)) (May 21)*                      --             326              326
   Fidelity VIP Balanced (Pinnacle IV(TM))                               120,752         174,255           53,503
   Fidelity VIP Balanced (Pinnacle V(TM)) (May 21)*                           --           1,205            1,205
   Fidelity VIP Contrafund (Pinnacle IV(TM))                             791,763       2,506,539        1,714,776
   Fidelity VIP Contrafund (Pinnacle V(TM)) (May 21)*                         --          15,600           15,600
   Fidelity VIP Disciplined Small Cap (Pinnacle (TM)) (April 27)*             --         (24,188)         (24,188)
   Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM)) (April 27)*          --         (18,169)         (18,169)
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))            14,070          59,591           45,521
   Fidelity VIP Equity-Income (Pinnacle IV(TM))                          397,944         662,275          264,331
   Fidelity VIP Equity-Income (Pinnacle V(TM)) (May 21)*                      --             112              112
   Fidelity VIP Freedom 2010 (Pinnacle (TM)) (April 27)*                      --             171              171
   Fidelity VIP Freedom 2010 (Pinnacle V (TM)) (May 21)*                      --             185              185
   Fidelity VIP Freedom 2015 (Pinnacle V (TM)) (May 21)*                      --             674              674
   Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*                   --             974              974
   Fidelity VIP Freedom 2020 (Pinnacle V (TM)) (May 21)*                      --              --               --
   Fidelity VIP Freedom 2025 (Pinnacle V (TM)) (May 21)*                      --          12,463           12,463
   Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                            --          33,374           33,374
   Fidelity VIP Growth (Pinnacle IV(TM))                                 154,133         528,599          374,466
   Fidelity VIP Growth (Pinnacle V(TM)) (May 21)*                             --              --               --
   Fidelity VIP Growth & Income (Pinnacle IV(TM))                        303,213         413,303          110,090
   Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*                    --           1,706            1,706
   Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                    55,056         104,434           49,378
   Fidelity VIP Growth Opportunities (Pinnacle V(TM)) (May 21)*               --             503              503
   Fidelity VIP High Income (Pinnacle IV(TM))                             (7,676)         14,980           22,656
   Fidelity VIP High Income (Pinnacle V(TM)) (May 21)*                        --             142              142
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                      --           7,230            7,230
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                   --         137,084          137,084
   Fidelity VIP II Index 500 (Pinnacle V (TM)) (May 21)*                      --           1,813            1,813
   Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                   20,894          15,954           (4,940)
   Fidelity VIP Investment Grade Bond (Pinnacle V(TM)) (May 21)*              --           1,582            1,582
   Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                           --          47,358           47,358
   Fidelity VIP Mid Cap (Pinnacle IV(TM))                              1,064,671       1,615,578          550,907
   Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                            --           4,747            4,747
   Fidelity VIP Overseas (Pinnacle IV(TM))                               130,960         239,592          108,632
   Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                           --           1,827            1,827
   Fidelity VIP Asset Manager (Pinnacle(TM))                                 378          44,388           44,010
   Fidelity VIP Balanced (Pinnacle(TM))                                   37,048          30,894           (6,154)
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))               15,587          24,518            8,931
   Fidelity VIP High Income (Pinnacle(TM))                               (11,258)          5,869           17,127
   Fidelity VIP Investment Grade Bond (Pinnacle(TM))                      11,134          28,177           17,043
   Fidelity VIP Overseas (Pinnacle(TM))                                   64,978         131,821           66,843

                                                                            REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------




                                                                                        Net increase
                                                                       Net realized    (decrease) in
                                                                      and unrealized     net assets
                                                                       gain (loss)     resulting from
                             Division                                 on investments     operations
-----------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
   Fidelity VIP Growth (Pinnacle(TM))                                 $      419,846   $      411,278
   Fidelity VIP III Mid Cap (Pinnacle(TM))                                 1,865,996        1,810,738
NON-AFFILIATED SERVICE CLASS 2:
   Fidelity VIP Asset Manager (Pinnacle IV(TM))                               33,231           37,797
   Fidelity VIP Asset Manager (Pinnacle V(TM)) (May 21)*                         320              273
   Fidelity VIP Balanced (Pinnacle IV(TM))                                    92,946          126,493
   Fidelity VIP Balanced (Pinnacle V(TM)) (May 21)*                            1,203            1,097
   Fidelity VIP Contrafund (Pinnacle IV(TM))                               2,586,562        2,406,280
   Fidelity VIP Contrafund (Pinnacle V(TM)) (May 21)*                         15,630           14,854
   Fidelity VIP Disciplined Small Cap (Pinnacle (TM)) (April 27)*            (24,475)         (28,528)
   Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM)) (April 27)*         (24,541)         (27,746)
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))                54,896           52,453
   Fidelity VIP Equity-Income (Pinnacle IV(TM))                              391,351          334,829
   Fidelity VIP Equity-Income (Pinnacle V(TM)) (May 21)*                         106              (70)
   Fidelity VIP Freedom 2010 (Pinnacle (TM)) (April 27)*                         171              150
   Fidelity VIP Freedom 2010 (Pinnacle V (TM)) (May 21)*                         185              173
   Fidelity VIP Freedom 2015 (Pinnacle V (TM)) (May 21)*                         674              656
   Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*                      972              784
   Fidelity VIP Freedom 2020 (Pinnacle V (TM)) (May 21)*                          --               --
   Fidelity VIP Freedom 2025 (Pinnacle V (TM)) (May 21)*                      12,471           12,070
   Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                            36,473           35,166
   Fidelity VIP Growth (Pinnacle IV(TM))                                     479,053          463,632
   Fidelity VIP Growth (Pinnacle V(TM)) (May 21)*                                 --               --
   Fidelity VIP Growth & Income (Pinnacle IV(TM))                            190,890          242,667
   Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*                     1,707            1,633
   Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                        83,407           78,170
   Fidelity VIP Growth Opportunities (Pinnacle V(TM)) (May 21)*                  503              498
   Fidelity VIP High Income (Pinnacle IV(TM))                                 63,336           47,645
   Fidelity VIP High Income (Pinnacle V(TM)) (May 21)*                           139               75
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                      12,216            8,408
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                  138,533          109,926
   Fidelity VIP II Index 500 (Pinnacle V (TM)) (May 21)*                       1,814            1,741
   Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                       (6,665)          19,665
   Fidelity VIP Investment Grade Bond (Pinnacle V(TM)) (May 21)*               1,583            1,363
   Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                           50,431           46,422
   Fidelity VIP Mid Cap (Pinnacle IV(TM))                                  2,254,626        2,158,018
   Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                             4,753            4,400
   Fidelity VIP Overseas (Pinnacle IV(TM))                                   309,118          300,296
   Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                            1,486            1,297
   Fidelity VIP Asset Manager (Pinnacle(TM))                                  53,141           49,738
   Fidelity VIP Balanced (Pinnacle(TM))                                       25,613           40,373
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))                   26,529           25,704
   Fidelity VIP High Income (Pinnacle(TM))                                    50,297           37,862
   Fidelity VIP Investment Grade Bond (Pinnacle(TM))                          10,957           27,444
   Fidelity VIP Overseas (Pinnacle(TM))                                      186,431          181,540


SEE ACCOMPANYING NOTE.

* - 2007 inception date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007


                                                                      INVESTMENT
                                                                        INCOME         EXPENSES
                                                                      -----------------------------


                                                                                    Mortality and        Net
                                                                                   expense risk and   investment
                                                                      Reinvested    administrative      income
                             Division                                 dividends        charges          (loss)
-------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1:
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))             $   73,896   $         11,191   $   62,705
   Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                     104,866             68,824       36,042
   Franklin Growth and Income Securities (Pinnacle(TM))                  279,607             94,132      185,475
   Franklin Income Securities (Pinnacle(TM))                             881,966            244,012      637,954
NON-AFFILIATED CLASS 2:
   Franklin Growth and Income Securities (Pinnacle (TM)) (April 27)*      57,606             11,871       45,735
   Franklin Growth and Income Securities (Pinnacle IV(TM))               216,454             52,392      164,062
   Franklin Growth and Income Securities (Pinnacle V(TM)) (May 21)*          155                 56           99
   Franklin Income Securities (Pinnacle IV(TM))                          562,042            164,714      397,328
   Franklin Income Securities (Pinnacle V(TM)) (May 21)*                     795                673          122
   Franklin Large Cap Growth Securities (Pinnacle IV(TM))                  7,457             11,157       (3,700)
   Franklin Large Cap Growth Securities (Pinnacle V(TM)) (May 21)*            72                 67            5
   Franklin Mutual Shares Securities (Pinnacle IV(TM))                   145,221             71,323       73,898
   Franklin Mutual Shares Securities (Pinnacle V(TM)) (May 21)*              317                419         (102)
   Franklin Small Cap Value Securities Fund (Pinnacle (TM)) (April 27)*       --                131         (131)
   Franklin Small Cap Value Securities Fund (Pinnacle IV (TM)) (April 27)*    --                 46          (46)
   Franklin Small Cap Value Securities Fund (Pinnacle V (TM)) (May 21)*       --                 10          (10)
   Templeton Foreign Securities (Pinnacle IV(TM))                         81,944             37,619       44,325
   Templeton Foreign Securities (Pinnacle V(TM)) (May 21)*                    --                114         (114)
   Templeton Growth Securities (Pinnacle IV(TM))                         182,246            110,956       71,290
   Templeton Growth Securities (Pinnacle V(TM)) (May 21)*                    184                361         (177)
   Van Kampen LIT Comstock (Pinnacle IV(TM))                              26,172             15,890       10,282
   Van Kampen LIT Comstock (Pinnacle V(TM)) (May 21)*                         --                 31          (31)
   Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                          --              3,234       (3,234)
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM)) (April 27)*     26,858              1,983       24,875
   Van Kampen UIF Emerging Markets Debt (Pinnacle V(TM)) (May 21)*            --                 45          (45)
   Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))               27,926             32,083       (4,157)
   Van Kampen UIF Emerging Markets Equity (Pinnacle V(TM)) (May 21)*          92                163          (71)
   Van Kampen UIF U S Real Estate (Pinnacle IV(TM)) (April 27)*           27,639              7,021       20,618
   Van Kampen UIF U S Real Estate (Pinnacle V(TM)) (May 21)*                 458                263          195
   Franklin Large Cap Growth Securities (Pinnacle(TM))                     2,607              3,977       (1,370)
   Franklin Mutual Shares Securities (Pinnacle(TM))                       95,619             47,673       47,946
   Templeton Foreign Securities (Pinnacle(TM))                            50,732             23,275       27,457
   Templeton Growth Securities (Pinnacle(TM))                             58,995             36,338       22,657
   Van Kampen LIT Comstock (Pinnacle(TM))                                 17,415              9,880        7,535
   Van Kampen LIT Strategic Growth (Pinnacle(TM))                             --              1,352       (1,352)

                                                                            REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------





                                                                       Realized
                                                                      gain (loss)
                                                                      on sales of   Realized gain
                             Division                                 investments   distributions
----------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1:
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))             $   (11,927)  $      24,030
   Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                    1,458,342         371,038
   Franklin Growth and Income Securities (Pinnacle(TM))                   623,988         417,462
   Franklin Income Securities (Pinnacle(TM))                            1,644,262         100,116
NON-AFFILIATED CLASS 2:
   Franklin Growth and Income Securities (Pinnacle (TM)) (April 27)*      (40,168)         92,213
   Franklin Growth and Income Securities (Pinnacle IV(TM))                 99,642         346,489
   Franklin Growth and Income Securities (Pinnacle V(TM)) (May 21)*            (6)            248
   Franklin Income Securities (Pinnacle IV(TM))                           210,254          66,384
   Franklin Income Securities (Pinnacle V(TM)) (May 21)*                      (32)             94
   Franklin Large Cap Growth Securities (Pinnacle IV(TM))                  42,742           7,342
   Franklin Large Cap Growth Securities (Pinnacle V(TM)) (May 21)*             (1)             71
   Franklin Mutual Shares Securities (Pinnacle IV(TM))                    184,143         201,317
   Franklin Mutual Shares Securities (Pinnacle V(TM)) (May 21)*               (42)            438
   Franklin Small Cap Value Securities Fund (Pinnacle (TM)) (April 27)*    (6,971)             --
   Franklin Small Cap Value Securities Fund (Pinnacle IV (TM)) (April 27)* (2,572)             --
   Franklin Small Cap Value Securities Fund (Pinnacle V (TM)) (May 21)*        --              --
   Templeton Foreign Securities (Pinnacle IV(TM))                         201,015         159,027
   Templeton Foreign Securities (Pinnacle V(TM)) (May 21)*                    (20)             --
   Templeton Growth Securities (Pinnacle IV(TM))                          138,367         425,330
   Templeton Growth Securities (Pinnacle V(TM)) (May 21)*                  (1,595)            430
   Van Kampen LIT Comstock (Pinnacle IV(TM))                               86,501          32,180
   Van Kampen LIT Comstock (Pinnacle V(TM)) (May 21)*                          (1)              1
   Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                       32,505              --
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM)) (April 27)*      (7,716)          8,786
   Van Kampen UIF Emerging Markets Debt (Pinnacle V(TM)) (May 21)*             (3)             --
   Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))               218,783         349,343
   Van Kampen UIF Emerging Markets Equity (Pinnacle V(TM)) (May 21)*            4           1,151
   Van Kampen UIF U S Real Estate (Pinnacle IV(TM)) (April 27)*           (51,642)        106,495
   Van Kampen UIF U S Real Estate (Pinnacle V(TM)) (May 21)*               (3,767)          1,765
   Franklin Large Cap Growth Securities (Pinnacle(TM))                     34,822           2,567
   Franklin Mutual Shares Securities (Pinnacle(TM))                       314,673         132,555
   Templeton Foreign Securities (Pinnacle(TM))                            248,463          98,454
   Templeton Growth Securities (Pinnacle(TM))                             164,967         137,685
   Van Kampen LIT Comstock (Pinnacle(TM))                                  37,605          21,418
   Van Kampen LIT Strategic Growth (Pinnacle(TM))                           2,013              --

                                                                            REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------
                                                                              NET UNREALIZED APPRECIATION
                                                                             (DEPRECIATION) OF INVESTMENTS
                                                                      -------------------------------------------
                                                                                                   Change in net
                                                                                                     unrealized
                                                                                                    appreciation
                                                                      Beginning                    (depreciation)
                                                                          of                         during the
                             Division                                   period     End of period       period
-------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1:
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))             $   10,792   $     (29,979)  $       (40,771)
   Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                   2,053,560         (31,136)       (2,084,696)
   Franklin Growth and Income Securities (Pinnacle(TM))                2,289,508       1,440,246          (849,262)
   Franklin Income Securities (Pinnacle(TM))                           6,528,530       5,365,595        (1,162,935)
NON-AFFILIATED CLASS 2:
   Franklin Growth and Income Securities (Pinnacle (TM)) (April 27)*          --        (136,203)         (136,203)
   Franklin Growth and Income Securities (Pinnacle IV(TM))               157,579        (542,831)         (700,410)
   Franklin Growth and Income Securities (Pinnacle V(TM)) (May 21)*           --            (611)             (611)
   Franklin Income Securities (Pinnacle IV(TM))                        1,331,665       1,320,689           (10,976)
   Franklin Income Securities (Pinnacle V(TM)) (May 21)*                      --           1,185             1,185
   Franklin Large Cap Growth Securities (Pinnacle IV(TM))                117,237         177,379            60,142
   Franklin Large Cap Growth Securities (Pinnacle V(TM)) (May 21)*            --             755               755
   Franklin Mutual Shares Securities (Pinnacle IV(TM))                   766,711         534,705          (232,006)
   Franklin Mutual Shares Securities (Pinnacle V(TM)) (May 21)*               --          (3,160)           (3,160)
   Franklin Small Cap Value Securities Fund (Pinnacle (TM)) (April 27)*       --              77                77
   Franklin Small Cap Value Securities Fund (Pinnacle IV (TM)) (April 27)*    --             393               393
   Franklin Small Cap Value Securities Fund (Pinnacle V (TM)) (May 21)*       --             (33)              (33)
   Templeton Foreign Securities (Pinnacle IV(TM))                        661,694         615,389           (46,305)
   Templeton Foreign Securities (Pinnacle V(TM)) (May 21)*                    --           2,072             2,072
   Templeton Growth Securities (Pinnacle IV(TM))                         688,407         333,515          (354,892)
   Templeton Growth Securities (Pinnacle V(TM)) (May 21)*                     --            (549)             (549)
   Van Kampen LIT Comstock (Pinnacle IV(TM))                             167,790          86,597           (81,193)
   Van Kampen LIT Comstock (Pinnacle V(TM)) (May 21)*                         --            (110)             (110)
   Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                      47,140          58,111            10,971
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM)) (April 27)*         --         (24,117)          (24,117)
   Van Kampen UIF Emerging Markets Debt (Pinnacle V(TM)) (May 21)*            --             170               170
   Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))              508,843         829,162           320,319
   Van Kampen UIF Emerging Markets Equity (Pinnacle V(TM)) (May 21)*          --           5,068             5,068
   Van Kampen UIF U S Real Estate (Pinnacle IV(TM)) (April 27)*               --        (169,206)         (169,206)
   Van Kampen UIF U S Real Estate (Pinnacle V(TM)) (May 21)*                  --             949               949
   Franklin Large Cap Growth Securities (Pinnacle(TM))                    47,727          52,708             4,981
   Franklin Mutual Shares Securities (Pinnacle(TM))                      701,054         412,913          (288,141)
   Templeton Foreign Securities (Pinnacle(TM))                           523,242         388,213          (135,029)
   Templeton Growth Securities (Pinnacle(TM))                            643,044         456,130          (186,914)
   Van Kampen LIT Comstock (Pinnacle(TM))                                 97,204          55,020           (42,184)
   Van Kampen LIT Strategic Growth (Pinnacle(TM))                          8,328          26,442            18,114

                                                                            REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------




                                                                                        Net increase
                                                                       Net realized    (decrease) in
                                                                      and unrealized     net assets
                                                                       gain (loss)     resulting from
                             Division                                 on investments     operations
-----------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1:
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))             $      (28,668)  $       34,037
   Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                        (255,316)        (219,274)
   Franklin Growth and Income Securities (Pinnacle(TM))                      192,188          377,663
   Franklin Income Securities (Pinnacle(TM))                                 581,443        1,219,397
NON-AFFILIATED CLASS 2:
   Franklin Growth and Income Securities (Pinnacle (TM)) (April 27)*         (84,158)         (38,423)
   Franklin Growth and Income Securities (Pinnacle IV(TM))                  (254,279)         (90,217)
   Franklin Growth and Income Securities (Pinnacle V(TM)) (May 21)*             (369)            (270)
   Franklin Income Securities (Pinnacle IV(TM))                              265,662          662,990
   Franklin Income Securities (Pinnacle V(TM)) (May 21)*                       1,247            1,369
   Franklin Large Cap Growth Securities (Pinnacle IV(TM))                    110,226          106,526
   Franklin Large Cap Growth Securities (Pinnacle V(TM)) (May 21)*               825              830
   Franklin Mutual Shares Securities (Pinnacle IV(TM))                       153,454          227,352
   Franklin Mutual Shares Securities (Pinnacle V(TM)) (May 21)*               (2,764)          (2,866)
   Franklin Small Cap Value Securities Fund (Pinnacle (TM)) (April 27)*       (6,894)          (7,025)
   Franklin Small Cap Value Securities Fund (Pinnacle IV (TM)) (April 27)*    (2,179)          (2,225)
   Franklin Small Cap Value Securities Fund (Pinnacle V (TM)) (May 21)*          (33)             (43)
   Templeton Foreign Securities (Pinnacle IV(TM))                            313,737          358,062
   Templeton Foreign Securities (Pinnacle V(TM)) (May 21)*                     2,052            1,938
   Templeton Growth Securities (Pinnacle IV(TM))                             208,805          280,095
   Templeton Growth Securities (Pinnacle V(TM)) (May 21)*                     (1,714)          (1,891)
   Van Kampen LIT Comstock (Pinnacle IV(TM))                                  37,488           47,770
   Van Kampen LIT Comstock (Pinnacle V(TM)) (May 21)*                           (110)            (141)
   Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                          43,476           40,242
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM)) (April 27)*        (23,047)           1,828
   Van Kampen UIF Emerging Markets Debt (Pinnacle V(TM)) (May 21)*               167              122
   Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))                  888,445          884,288
   Van Kampen UIF Emerging Markets Equity (Pinnacle V(TM)) (May 21)*           6,223            6,152
   Van Kampen UIF U S Real Estate (Pinnacle IV(TM)) (April 27)*             (114,353)         (93,735)
   Van Kampen UIF U S Real Estate (Pinnacle V(TM)) (May 21)*                 (1,053)             (858)
   Franklin Large Cap Growth Securities (Pinnacle(TM))                        42,370           41,000
   Franklin Mutual Shares Securities (Pinnacle(TM))                          159,087          207,033
   Templeton Foreign Securities (Pinnacle(TM))                               211,888          239,345
   Templeton Growth Securities (Pinnacle(TM))                                115,738          138,395
   Van Kampen LIT Comstock (Pinnacle(TM))                                     16,839           24,374
   Van Kampen LIT Strategic Growth (Pinnacle(TM))                             20,127           18,775


SEE ACCOMPANYING NOTE.

* - 2007 inception date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                Statements of Operations (Unaudited) (continued)

                    For the Periods Ended September 30, 2007




                                                                      INVESTMENT
                                                                        INCOME         EXPENSES
                                                                      -----------------------------


                                                                                    Mortality and        Net
                                                                                   expense risk and   investment
                                                                      Reinvested    administrative      income
                             Division                                 dividends        charges          (loss)
------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
   Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))              $   11,387   $         12,608   $   (1,221)
NON-AFFILIATED CLASS A:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                               2,649              2,140          509
   DWS VIT Small Cap Index VIP (Pinnacle(TM))                             28,963             21,207        7,756
NON-AFFILIATED CLASS B:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                               6,184              6,055          129
   DWS Small Cap Index VIP (Pinnacle V(TM)) (May 21)*                         --                  9           (9)

                                                                            REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------





                                                                       Realized
                                                                      gain (loss)
                                                                      on sales of   Realized gain
                             Division                                 investments   distributions
----------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
   Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))              $     76,706  $     142,453
NON-AFFILIATED CLASS A:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                                5,839          11,710
   DWS VIT Small Cap Index VIP (Pinnacle(TM))                             138,496         128,016
NON-AFFILIATED CLASS B:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                               27,951          33,959
   DWS Small Cap Index VIP (Pinnacle V(TM)) (May 21)*                         (19)              -


                                                                            REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------
                                                                              NET UNREALIZED APPRECIATION
                                                                             (DEPRECIATION) OF INVESTMENTS
                                                                      -------------------------------------------
                                                                                                   Change in net
                                                                                                     unrealized
                                                                                                    appreciation
                                                                      Beginning                    (depreciation)
                                                                          of                         during the
                             Division                                   period     End of period       period
------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
   Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))              $  156,144   $     296,332   $      140,188
NON-AFFILIATED CLASS A:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                              24,577           9,031          (15,546)
   DWS VIT Small Cap Index VIP (Pinnacle(TM))                            349,949         140,019         (209,930)
NON-AFFILIATED CLASS B:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                              83,983          32,989          (50,994)
   DWS Small Cap Index VIP (Pinnacle V(TM)) (May 21)*                          -             (59)             (59)

                                                                            REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                      --------------------------------------------------------------




                                                                                        Net increase
                                                                       Net realized    (decrease) in
                                                                      and unrealized     net assets
                                                                       gain (loss)     resulting from
                             Division                                 on investments     operations
-----------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
   Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))              $      359,347   $      358,126
NON-AFFILIATED CLASS A:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                                   2,003            2,512
   DWS VIT Small Cap Index VIP (Pinnacle(TM))                                 56,582           64,338
NON-AFFILIATED CLASS B:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                                   10916            11045
   DWS Small Cap Index VIP (Pinnacle V(TM)) (May 21)*                            -78              -87


SEE ACCOMPANYING NOTE.

* - 2007 inception date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (Unaudited)

                    For the Periods Ended September 30, 2007


                                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                        $       (9,980)  $     11,010   $       58,592   $     59,622
   Touchstone Balanced (Pinnacle IV(TM))                                     (16,153)        23,368           66,032         73,247
   Touchstone Baron Small Cap (Pinnacle IV(TM))                              (29,439)       281,088          (69,540)       182,109
   Touchstone Baron Small Cap (Pinnacle V(TM)) (May 21)*                         (80)            (1)             391            310
   Touchstone Conservative ETF (Pinnacle IV(TM))                             (20,287)        18,936           84,543         83,192
   Touchstone Core Bond (Pinnacle IV(TM))                                    (17,642)         1,983           50,610         34,951
   Touchstone Mid Cap Growth (Pinnacle IV(TM))                               (30,435)         9,269          294,844        273,678
   Touchstone Large Cap Core Equity (Pinnacle IV(TM))                        (20,116)       207,083          (11,806)       175,161
   Touchstone Enhanced ETF (Pinnacle IV(TM))                                 (23,849)        53,945          108,166        138,262
   Touchstone Growth & Income (Pinnacle IV(TM))                              (10,359)        22,862           57,254         69,757
   Touchstone High Yield (Pinnacle IV(TM))                                   (57,415)      (129,516)         141,423        (45,508)
   Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))                   (19,991)          (428)         (53,470)       (73,889)
   Touchstone Eagle Capital Appreciation (Pinnacle V(TM)) (May 21)*              (36)          (489)             173           (352)
   Touchstone Moderate ETF (Pinnacle IV(TM))                                 (24,372)        46,005           99,942        121,575
   Touchstone Money Market (Pinnacle IV(TM))                                     105             --               --            105
   Touchstone Third Avenue Value (Pinnacle IV(TM))                          (172,116)       995,626         (230,743)       592,767
   Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*                     (252)          (505)           2,406          1,649
   Touchstone Value Plus (Pinnacle IV(TM))                                    (6,284)        29,607          (25,938)        (2,615)
   Touchstone Aggressive ETF (Pinnacle(TM))                                   (5,015)        44,989           (7,036)        32,938
   Touchstone Balanced (Pinnacle(TM))                                        (20,499)        38,421           87,438        105,360
   Touchstone Balanced (PinnacleV(TM)) (May 21)*                                 (61)           (1)              710            648
   Touchstone Baron Small Cap (Pinnacle(TM))                                 (39,480)       437,568         (120,972)       277,116
   Touchstone Conservative ETF (Pinnacle(TM))                                (18,237)         5,057          100,441         87,261
   Touchstone Core Bond (Pinnacle(TM))                                       (10,931)           137           37,157         26,363
   Touchstone Core Bond (PinnacleV(TM)) (May 21)*                               (125)             6              876            757
   Touchstone Mid Cap Growth (Pinnacle(TM))                                  (16,220)        52,668          103,370        139,818
   Touchstone Mid Cap Growth (PinnacleV(TM)) (May 21)*                          (264)          (262)           1,082            556
   Touchstone Large Cap Core Equity (Pinnacle(TM))                           (79,994)       398,883          415,252        734,141
   Touchstone Large Cap Core Equity (PinnacleV(TM)) (May 21)*                    (58)          (116)             465            291
   Touchstone Enhanced ETF (Pinnacle(TM))                                    (51,732)       322,343           65,277        335,888
   Touchstone Growth & Income (Pinnacle(TM))                                  (3,396)        18,901            7,030         22,535
   Touchstone Growth & Income (PinnacleV(TM)) (May 21)*                           (5)            --              232            227
   Touchstone High Yield (Pinnacle(TM))                                      (30,465)        60,526           37,435         67,496
   Touchstone High Yield (PinnacleV(TM)) (May 21)*                               (54)          (605)             130           (529)
   Touchstone Eagle Capital Appreciation (Pinnacle(TM))                      (76,986)       414,747           25,316        363,077
   Touchstone Moderate ETF (Pinnacle(TM))                                    (19,357)        54,976           66,527        102,146
   Touchstone Money Market (Pinnacle(TM))                                     313,430            --               --        313,430
   Touchstone Third Avenue Value (Pinnacle(TM))                             (218,968)     3,341,026       (2,094,781)     1,027,277
   Touchstone Value Plus (Pinnacle(TM))                                      (29,465)       354,598         (323,160)         1,973
   Touchstone Value Plus (PinnacleV(TM)) (May 21)*                               (11)            --              169            158
NON-AFFILIATED:
   JP Morgan Mid Cap Value (Pinnacle IV(TM))                                  15,787        111,601          (65,604)        61,784
   JP Morgan Mid Cap Value (Pinnacle(TM))                                      2,614         11,493           (3,579)        10,528
   Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                        83,324         27,647          (68,103)        42,868
   Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                             54,429      1,687,635       (1,966,129)      (224,065)
NON-AFFILIATED INITIAL CLASS:
   Fidelity VIP Equity-Income (Pinnacle(TM))                                 (98,089)     1,043,651         (219,428)       726,134
   Fidelity VIP II Contrafund (Pinnacle(TM))                                (164,387)     2,515,195          (11,883)     2,338,925
   Fidelity VIP III Growth & Income (Pinnacle(TM))                           157,265        286,933          194,613        638,811
   Fidelity VIP III Growth Opportunities (Pinnacle(TM))                      (15,944)       100,272          190,015        274,343
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                     (48,802)        27,799          231,395        210,392
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                   (6,582)        (1,422)          30,631         22,627
   Fidelity VIP II Investment Grade Bond  (Pinnacle (TM)) (April 27)*        (32,971)       (13,039)          37,868         (8,142)

                                                                                          INCREASE (DECREASE) IN NET ASSETS
                                                                                          FROM CONTRACT RELATED TRANSACTIONS
                                                                      -------------------------------------------------------------


                                                                      Contributions     Contract     Net transfers
                                                                          from        terminations       among        Contract
                                                                        contract          and         investment     maintenance
                             Division                                    holders        benefits        options        charges
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                        $          --   $    (26,262)  $      (4,738)  $      (313)
   Touchstone Balanced (Pinnacle IV(TM))                                    260,915       (154,436)        171,569          (389)
   Touchstone Baron Small Cap (Pinnacle IV(TM))                             127,927       (239,093)       (475,947)         (579)
   Touchstone Baron Small Cap (Pinnacle V(TM)) (May 21)*                     20,000             --             422            --
   Touchstone Conservative ETF (Pinnacle IV(TM))                                 --        (25,656)       (104,049)         (145)
   Touchstone Core Bond (Pinnacle IV(TM))                                    90,849       (245,739)        207,619          (521)
   Touchstone Mid Cap Growth (Pinnacle IV(TM))                              557,720       (115,793)      1,711,676        (1,016)
   Touchstone Large Cap Core Equity (Pinnacle IV(TM))                       132,126        (67,824)       (672,224)         (999)
   Touchstone Enhanced ETF (Pinnacle IV(TM))                                     --       (139,472)       (122,129)       (1,127)
   Touchstone Growth & Income (Pinnacle IV(TM))                             172,549        (27,346)       (560,662)         (182)
   Touchstone High Yield (Pinnacle IV(TM))                                  966,713       (320,945)     (3,717,237)         (929)
   Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))                  129,666        (77,431)      1,370,587          (376)
   Touchstone Eagle Capital Appreciation (Pinnacle V(TM)) (May 21)*           6,606            (35)            969            --
   Touchstone Moderate ETF (Pinnacle IV(TM))                                     --        (73,596)       (241,447)         (619)
   Touchstone Money Market (Pinnacle IV(TM))                                     --         (1,724)              4            (5)
   Touchstone Third Avenue Value (Pinnacle IV(TM))                          794,052     (1,094,434)      3,059,987        (4,188)
   Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*                  98,788             --          16,199            --
   Touchstone Value Plus (Pinnacle IV(TM))                                    3,008        (73,507)        (18,041)         (187)
   Touchstone Aggressive ETF (Pinnacle(TM))                                     290       (191,893)       (126,809)         (278)
   Touchstone Balanced (Pinnacle(TM))                                        77,754       (347,660)        262,030          (675)
   Touchstone Balanced (PinnacleV(TM)) (May 21)*                             22,750             --           2,885           (4)
   Touchstone Baron Small Cap (Pinnacle(TM))                                 19,001       (553,907)       (156,322)         (918)
   Touchstone Conservative ETF (Pinnacle(TM))                               105,219        (17,083)        826,704           (65)
   Touchstone Core Bond (Pinnacle(TM))                                           --       (170,012)        406,113          (166)
   Touchstone Core Bond (PinnacleV(TM)) (May 21)*                            55,629           (107)         12,089            --
   Touchstone Mid Cap Growth (Pinnacle(TM))                                  28,999       (436,837)      1,628,475          (468)
   Touchstone Mid Cap Growth (PinnacleV(TM)) (May 21)*                      104,822             --          (2,542)           (2)
   Touchstone Large Cap Core Equity (Pinnacle(TM))                           15,772     (1,105,208)       (353,870)       (3,504)
   Touchstone Large Cap Core Equity (PinnacleV(TM)) (May 21)*                26,975              -          (7,084)           --
   Touchstone Enhanced ETF (Pinnacle(TM))                                    74,051       (238,531)     (1,059,970)         (302)
   Touchstone Growth & Income (Pinnacle(TM))                                     --       (122,104)        (68,607)          (99)
   Touchstone Growth & Income (PinnacleV(TM)) (May 21)*                       6,249             --               1            --
   Touchstone High Yield (Pinnacle(TM))                                      32,895       (363,377)       (188,762)         (540)
   Touchstone High Yield (PinnacleV(TM)) (May 21)*                            8,943            (70)         (2,050)           (2)
   Touchstone Eagle Capital Appreciation (Pinnacle(TM))                      17,727       (999,681)        566,184        (2,595)
   Touchstone Moderate ETF (Pinnacle(TM))                                        60        (41,916)        209,575          (432)
   Touchstone Money Market (Pinnacle(TM))                                   175,455     (3,923,871)      1,880,264        (3,380)
   Touchstone Third Avenue Value (Pinnacle(TM))                             221,528     (3,787,877)        315,786        (4,686)
   Touchstone Value Plus (Pinnacle(TM))                                     134,715       (576,306)       (319,126)         (468)
   Touchstone Value Plus (PinnacleV(TM)) (May 21)*                            3,875             --           4,514            --
NON-AFFILIATED:
   JP Morgan Mid Cap Value (Pinnacle IV(TM))                                     --       (148,166)       (200,414)         (444)
   JP Morgan Mid Cap Value (Pinnacle(TM))                                        --        (18,648)        (18,535)         (172)
   Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                        1,890       (186,842)        (36,487)         (584)
   Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                            66,568       (971,064)     (1,145,989)       (1,259)
NON-AFFILIATED INITIAL CLASS:
   Fidelity VIP Equity-Income (Pinnacle(TM))                                 31,548     (1,852,375)       (850,944)       (2,680)
   Fidelity VIP II Contrafund (Pinnacle(TM))                                223,202     (3,051,908)     (1,861,834)       (5,076)
   Fidelity VIP III Growth & Income (Pinnacle(TM))                           21,212       (691,984)       (182,718)       (1,472)
   Fidelity VIP III Growth Opportunities (Pinnacle(TM))                      19,279       (219,390)        (33,882)         (698)
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                         --       (991,908)      8,628,495        (2,175)
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                      --        (84,358)      1,097,806           (42)
   Fidelity VIP II Investment Grade Bond  (Pinnacle (TM)) (April 27)*            --       (698,187)      6,654,634          (899)

                                                                                    INCREASE (DECREASE) IN NET ASSETS
                                                                                    FROM CONTRACT RELATED TRANSACTIONS
                                                                      --------------------------------------------------------------
                                                                      Net Increase
                                                                      (decrease) in
                                                                       net assets
                                                                      from contract
                                                                         related
                             Division                                 transactions
-----------------------------------------------------------------------------------
AFFILIATED:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                        $     (31,313)
   Touchstone Balanced (Pinnacle IV(TM))                                    277,659
   Touchstone Baron Small Cap (Pinnacle IV(TM))                            (587,692)
   Touchstone Baron Small Cap (Pinnacle V(TM)) (May 21)*                     20,422
   Touchstone Conservative ETF (Pinnacle IV(TM))                           (129,850)
   Touchstone Core Bond (Pinnacle IV(TM))                                    52,208
   Touchstone Mid Cap Growth (Pinnacle IV(TM))                            2,152,587
   Touchstone Large Cap Core Equity (Pinnacle IV(TM))                      (608,921)
   Touchstone Enhanced ETF (Pinnacle IV(TM))                               (262,728)
   Touchstone Growth & Income (Pinnacle IV(TM))                            (415,641)
   Touchstone High Yield (Pinnacle IV(TM))                               (3,072,398)
   Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))                1,422,446
   Touchstone Eagle Capital Appreciation (Pinnacle V(TM)) (May 21)*           7,540
   Touchstone Moderate ETF (Pinnacle IV(TM))                               (315,662)
   Touchstone Money Market (Pinnacle IV(TM))                                 (1,725)
   Touchstone Third Avenue Value (Pinnacle IV(TM))                        2,755,417
   Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*                 114,987
   Touchstone Value Plus (Pinnacle IV(TM))                                  (88,727)
   Touchstone Aggressive ETF (Pinnacle(TM))                                (318,690)
   Touchstone Balanced (Pinnacle(TM))                                        (8,551)
   Touchstone Balanced (PinnacleV(TM)) (May 21)*                             25,631
   Touchstone Baron Small Cap (Pinnacle(TM))                               (692,146)
   Touchstone Conservative ETF (Pinnacle(TM))                               914,775
   Touchstone Core Bond (Pinnacle(TM))                                      235,935
   Touchstone Core Bond (PinnacleV(TM)) (May 21)*                            67,611
   Touchstone Mid Cap Growth (Pinnacle(TM))                               1,220,169
   Touchstone Mid Cap Growth (PinnacleV(TM)) (May 21)*                      102,278
   Touchstone Large Cap Core Equity (Pinnacle(TM))                       (1,446,810)
   Touchstone Large Cap Core Equity (PinnacleV(TM)) (May 21)*                19,891
   Touchstone Enhanced ETF (Pinnacle(TM))                                (1,224,752)
   Touchstone Growth & Income (Pinnacle(TM))                               (190,810)
   Touchstone Growth & Income (PinnacleV(TM)) (May 21)*                       6,250
   Touchstone High Yield (Pinnacle(TM))                                    (519,784)
   Touchstone High Yield (PinnacleV(TM)) (May 21)*                            6,821
   Touchstone Eagle Capital Appreciation (Pinnacle(TM))                    (418,365)
   Touchstone Moderate ETF (Pinnacle(TM))                                   167,287
   Touchstone Money Market (Pinnacle(TM))                                (1,871,532)
   Touchstone Third Avenue Value (Pinnacle(TM))                          (3,255,249)
   Touchstone Value Plus (Pinnacle(TM))                                    (761,185)
   Touchstone Value Plus (PinnacleV(TM)) (May 21)*                            8,389
NON-AFFILIATED:
   JP Morgan Mid Cap Value (Pinnacle IV(TM))                               (349,024)
   JP Morgan Mid Cap Value (Pinnacle(TM))                                   (37,355)
   Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                     (222,023)
   Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                        (2,051,744)
NON-AFFILIATED INITIAL CLASS:
   Fidelity VIP Equity-Income (Pinnacle(TM))                             (2,674,451)
   Fidelity VIP II Contrafund (Pinnacle(TM))                             (4,695,616)
   Fidelity VIP III Growth & Income (Pinnacle(TM))                         (854,962)
   Fidelity VIP III Growth Opportunities (Pinnacle(TM))                    (234,691)
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                  7,634,412
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*               1,013,406
   Fidelity VIP II Investment Grade Bond  (Pinnacle (TM)) (April 27)*     5,955,548

                                                                        Increase       Net assets     Net assets,
                                                                      (decrease) in   beginning of      end of
                             Division                                  net assets        period         period
-----------------------------------------------------------------------------------------------------------------
AFFILIATED:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                        $      28,309   $     898,440   $   926,749
   Touchstone Balanced (Pinnacle IV(TM))                                    350,906       1,244,967     1,595,873
   Touchstone Baron Small Cap (Pinnacle IV(TM))                            (405,583)      2,920,325     2,514,742
   Touchstone Baron Small Cap (Pinnacle V(TM)) (May 21)*                     20,732              --        20,732
   Touchstone Conservative ETF (Pinnacle IV(TM))                            (46,658)      1,880,652     1,833,994
   Touchstone Core Bond (Pinnacle IV(TM))                                    87,159       1,523,179     1,610,338
   Touchstone Mid Cap Growth (Pinnacle IV(TM))                            2,426,265       1,775,840     4,202,105
   Touchstone Large Cap Core Equity (Pinnacle IV(TM))                      (433,760)      2,007,122     1,573,362
   Touchstone Enhanced ETF (Pinnacle IV(TM))                               (124,466)      2,179,884     2,055,418
   Touchstone Growth & Income (Pinnacle IV(TM))                            (345,884)      1,075,863       729,979
   Touchstone High Yield (Pinnacle IV(TM))                               (3,117,906)      5,410,828     2,292,922
   Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))                1,348,557         228,933     1,577,490
   Touchstone Eagle Capital Appreciation (Pinnacle V(TM)) (May 21)*           7,188              --         7,188
   Touchstone Moderate ETF (Pinnacle IV(TM))                               (194,087)      2,378,339     2,184,252
   Touchstone Money Market (Pinnacle IV(TM))                                 (1,620)          4,703         3,083
   Touchstone Third Avenue Value (Pinnacle IV(TM))                        3,348,184      13,434,365    16,782,549
   Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*                 116,636              --       116,636
   Touchstone Value Plus (Pinnacle IV(TM))                                  (91,342)        593,437       502,095
   Touchstone Aggressive ETF (Pinnacle(TM))                                (285,752)        606,905       321,153
   Touchstone Balanced (Pinnacle(TM))                                        96,809       1,876,379     1,973,188
   Touchstone Balanced (PinnacleV(TM)) (May 21)*                             26,279              --        26,279
   Touchstone Baron Small Cap (Pinnacle(TM))                               (415,030)      4,191,097     3,776,067
   Touchstone Conservative ETF (Pinnacle(TM))                             1,002,036       1,391,643     2,393,679
   Touchstone Core Bond (Pinnacle(TM))                                      262,298         940,866     1,203,164
   Touchstone Core Bond (PinnacleV(TM)) (May 21)*                            68,368              --        68,368
   Touchstone Mid Cap Growth (Pinnacle(TM))                               1,359,987         917,120     2,277,107
   Touchstone Mid Cap Growth (PinnacleV(TM)) (May 21)*                      102,834              --       102,834
   Touchstone Large Cap Core Equity (Pinnacle(TM))                         (712,669)      8,366,307     7,653,638
   Touchstone Large Cap Core Equity (PinnacleV(TM)) (May 21)*                20,182              --        20,182
   Touchstone Enhanced ETF (Pinnacle(TM))                                  (888,864)      5,585,369     4,696,505
   Touchstone Growth & Income (Pinnacle(TM))                               (168,275)        419,507       251,232
   Touchstone Growth & Income (PinnacleV(TM)) (May 21)*                       6,477              --         6,477
   Touchstone High Yield (Pinnacle(TM))                                    (452,288)      3,445,203     2,992,915
   Touchstone High Yield (PinnacleV(TM)) (May 21)*                            6,292              --         6,292
   Touchstone Eagle Capital Appreciation (Pinnacle(TM))                     (55,288)      7,647,314     7,592,026
   Touchstone Moderate ETF (Pinnacle(TM))                                   269,433       1,719,428     1,988,861
   Touchstone Money Market (Pinnacle(TM))                                (1,558,102)     11,642,434    10,084,332
   Touchstone Third Avenue Value (Pinnacle(TM))                          (2,227,972)     22,352,089    20,124,117
   Touchstone Value Plus (Pinnacle(TM))                                    (759,212)      3,283,676     2,524,464
   Touchstone Value Plus (PinnacleV(TM)) (May 21)*                            8,547              --         8,547
NON-AFFILIATED:
   JP Morgan Mid Cap Value (Pinnacle IV(TM))                               (287,240)      1,356,366     1,069,126
   JP Morgan Mid Cap Value (Pinnacle(TM))                                   (26,827)        209,700       182,873
   Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                     (179,155)      1,417,550     1,238,395
   Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                        (2,275,809)      6,389,150     4,113,341
NON-AFFILIATED INITIAL CLASS:
   Fidelity VIP Equity-Income (Pinnacle(TM))                             (1,948,317)     11,289,770     9,341,453
   Fidelity VIP II Contrafund (Pinnacle(TM))                             (2,356,691)     18,351,584    15,994,893
   Fidelity VIP III Growth & Income (Pinnacle(TM))                         (216,151)      5,695,876     5,479,725
   Fidelity VIP III Growth Opportunities (Pinnacle(TM))                      39,652       1,562,321     1,601,973
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                  7,844,804              --     7,844,804
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*               1,036,033              --     1,036,033
   Fidelity VIP II Investment Grade Bond  (Pinnacle (TM)) (April 27)*     5,947,406              --     5,947,406

                                                                                     UNIT TRANSACTIONS
                                                                      ------------------------------------------------



                                                                                                             Increase
                                                                        Units       Units        Units      (decrease)
                             Division                                 purchased   redeemed    transferred    in units
----------------------------------------------------------------------------------------------------------------------
AFFILIATED:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                               --      (2,136)         (356)      (2,492)
   Touchstone Balanced (Pinnacle IV(TM))                                 18,684     (11,089)       11,911       19,506
   Touchstone Baron Small Cap (Pinnacle IV(TM))                           7,067     (13,340)      (26,569)     (32,842)
   Touchstone Baron Small Cap (Pinnacle V(TM)) (May 21)*                  1,984          --            43        2,027
   Touchstone Conservative ETF (Pinnacle IV(TM))                             --      (2,261)       (9,273)     (11,534)
   Touchstone Core Bond (Pinnacle IV(TM))                                 8,094     (21,976)       18,449        4,567
   Touchstone Mid Cap Growth (Pinnacle IV(TM))                           32,587      (6,758)       94,922      120,751
   Touchstone Large Cap Core Equity (Pinnacle IV(TM))                     9,924      (5,038)      (48,296)     (43,410)
   Touchstone Enhanced ETF (Pinnacle IV(TM))                                 --     (10,916)       (9,403)     (20,319)
   Touchstone Growth & Income (Pinnacle IV(TM))                          12,941      (2,050)      (40,080)     (29,189)
   Touchstone High Yield (Pinnacle IV(TM))                               68,743     (23,049)     (272,307)    (226,613)
   Touchstone Eagle Capital Appreciation (Pinnacle IV(TM))               11,753      (7,146)      115,945      120,552
   Touchstone Eagle Capital Appreciation (Pinnacle V(TM)) (May 21)*         681          (4)           48          725
   Touchstone Moderate ETF (Pinnacle IV(TM))                                 --      (6,273)      (20,642)     (26,915)
   Touchstone Money Market (Pinnacle IV(TM))                                 --        (163)           --         (163)
   Touchstone Third Avenue Value (Pinnacle IV(TM))                       42,209     (57,454)      155,928      140,683
   Touchstone Third Avenue Value (Pinnacle V(TM)) (May 21)*              10,306          --         1,678       11,984
   Touchstone Value Plus (Pinnacle IV(TM))                                  217      (5,755)       (1,388)      (6,926)
   Touchstone Aggressive ETF (Pinnacle(TM))                                  23     (15,837)       (9,962)     (25,776)
   Touchstone Balanced (Pinnacle(TM))                                     5,612     (24,671)       18,526         (533)
   Touchstone Balanced (PinnacleV(TM)) (May 21)*                          2,318          --           293        2,611
   Touchstone Baron Small Cap (Pinnacle(TM))                                597     (17,078)       (4,741)     (21,222)
   Touchstone Conservative ETF (Pinnacle(TM))                             9,288      (1,519)       73,252       81,021
   Touchstone Core Bond (Pinnacle(TM))                                       --     (15,038)       35,923       20,885
   Touchstone Core Bond (PinnacleV(TM)) (May 21)*                         5,538         (11)        1,206        6,733
   Touchstone Mid Cap Growth (Pinnacle(TM))                               1,593     (25,268)       91,521       67,846
   Touchstone Mid Cap Growth (PinnacleV(TM)) (May 21)*                   10,321          --          (277)      10,044
   Touchstone Large Cap Core Equity (Pinnacle(TM))                        1,151     (80,458)      (25,267)    (104,574)
   Touchstone Large Cap Core Equity (PinnacleV(TM)) (May 21)*             2,758          --          (738)       2,020
   Touchstone Enhanced ETF (Pinnacle(TM))                                 5,623     (18,997)      (81,576)     (94,950)
   Touchstone Growth & Income (Pinnacle(TM))                                 --      (8,863)       (4,866)     (13,729)
   Touchstone Growth & Income (PinnacleV(TM)) (May 21)*                     664          --            --          664
   Touchstone High Yield (Pinnacle(TM))                                   2,347     (25,645)      (12,325)     (35,623)
   Touchstone High Yield (PinnacleV(TM)) (May 21)*                          927          (7)         (277)         643
   Touchstone Eagle Capital Appreciation (Pinnacle(TM))                     791     (44,313)       24,272      (19,250)
   Touchstone Moderate ETF (Pinnacle(TM))                                     5      (3,639)       17,823       14,189
   Touchstone Money Market (Pinnacle(TM))                                16,439    (369,183)      177,835     (174,909)
   Touchstone Third Avenue Value (Pinnacle(TM))                           3,936     (66,403)        4,671      (57,796)
   Touchstone Value Plus (Pinnacle(TM))                                  10,088     (44,546)      (23,493)     (57,951)
   Touchstone Value Plus (PinnacleV(TM)) (May 21)*                          414          --           483          897
NON-AFFILIATED:
   JP Morgan Mid Cap Value (Pinnacle IV(TM))                                 --      (8,191)      (11,319)     (19,510)
   JP Morgan Mid Cap Value (Pinnacle(TM))                                    --      (1,271)       (1,236)      (2,507)
   Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                      105     (10,343)       (2,045)     (12,283)
   Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                         2,028     (28,856)      (35,221)     (62,049)
NON-AFFILIATED INITIAL CLASS:
   Fidelity VIP Equity-Income (Pinnacle(TM))                              1,775    (106,707)      (48,297)    (153,229)
   Fidelity VIP II Contrafund (Pinnacle(TM))                             10,257    (144,469)      (90,404)    (224,616)
   Fidelity VIP III Growth & Income (Pinnacle(TM))                        1,355     (44,020)      (11,586)     (54,251)
   Fidelity VIP III Growth Opportunities (Pinnacle(TM))                   1,751     (19,398)       (2,998)     (20,645)
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                     --     (98,858)      864,712      765,854
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                  --      (8,625)      109,812      101,187
   Fidelity VIP II Investment Grade Bond  (Pinnacle (TM)) (April 27)*        --     (70,515)      664,401      593,886


SEE ACCOMPANYING NOTE

* - 2007 inception date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

           Statements of Changes in Net Assets (Unaudited) (continued)

                    For the Periods Ended September 30, 2007


                                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED INITIAL CLASS (CONTINUED):
   Fidelity VIP II Investment Grade Bond (Pinnacle IV (TM))
    (April 27)*                                                       $     (21,398)   $     (5,952)  $       29,430   $      2,080
   Fidelity VIP Overseas (Pinnacle (TM)) (April 27)*                         (8,472)          4,240           82,016         77,784
   Fidelity VIP Overseas (Pinnacle IV (TM)) (April 27)*                      (8,199)         (2,213)          72,844         62,432
AFFILIATED SERVICE CLASS:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                               (4,169)          1,361           24,828         22,020
   Touchstone Aggressive ETF (Pinnacle V(TM)) (May 21)*                        (186)            (17)           5,861          5,658
   Touchstone Conservative ETF (Pinnacle IV(TM))                             (6,976)          1,217           35,723         29,964
   Touchstone Conservative ETF (Pinnacle V(TM)) (May 21)*                      (114)             --              723            609
   Touchstone Enhanced ETF (Pinnacle IV(TM))                                 (6,604)          7,259           35,977         36,632
   Touchstone Enhanced ETF (Pinnacle V(TM)) (May 21)*                          (292)            (16)           3,669          3,361
   Touchstone Moderate ETF (Pinnacle IV(TM))                                 (9,637)          5,048           45,813         41,224
   Touchstone Moderate ETF (Pinnacle V(TM)) (May 21)*                          (687)            (13)          11,812         11,112
   Touchstone GMAB Aggressive ETF (Pinnacle IV(TM))                          (6,876)          1,520           29,136         23,780
   Touchstone GMAB Aggressive ETF (Pinnacle V(TM)) (May 21)*                   (627)             (9)           6,966          6,330
   Touchstone GMAB Conservative ETF (Pinnacle IV(TM))                       (10,680)          1,661           35,332         26,313
   Touchstone GMAB Conservative ETF (Pinnacle V(TM)) (May 21)*                 (424)              4            2,051          1,631
   Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                           (10,869)          1,001           44,067         34,199
   Touchstone GMAB Moderate ETF (Pinnacle V(TM)) (May 21)*                     (234)              2            3,503          3,271
   Touchstone Money Market (Pinnacle IV(TM))                                242,377              --               --        242,377
   Touchstone Money Market (Pinnacle V(TM)) (May 21)*                         1,872              --               --          1,872
NON--AFFILIATED SERVICE CLASS:
   Fidelity VIP Growth (Pinnacle(TM))                                        (8,568)        160,997          258,849        411,278
   Fidelity VIP III Mid Cap (Pinnacle(TM))                                  (55,258)      2,358,160         (492,164)     1,810,738
NON--AFFILIATED SERVICE CLASS 2:
   Fidelity VIP Asset Manager (Pinnacle IV(TM))                               4,566           9,444           23,787         37,797
   Fidelity VIP Asset Manager (Pinnacle V(TM)) (May 21)*                        (47)             (6)             326            273
   Fidelity VIP Balanced (Pinnacle IV(TM))                                   33,547          39,443           53,503        126,493
   Fidelity VIP Balanced (Pinnacle V(TM)) (May 21)*                            (106)             (2)           1,205          1,097
   Fidelity VIP Contrafund (Pinnacle IV(TM))                               (180,282)        871,786        1,714,776      2,406,280
   Fidelity VIP Contrafund (Pinnacle V(TM)) (May 21)*                          (776)             30           15,600         14,854
   Fidelity VIP Disciplined Small Cap (Pinnacle (TM)) (April 27)*            (4,053)           (287)         (24,188)       (28,528)
   Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM)) (April 27)*         (3,205)         (6,372)         (18,169)       (27,746)
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))               (2,443)          9,375           45,521         52,453
   Fidelity VIP Equity--Income (Pinnacle IV(TM))                            (56,522)        127,020          264,331        334,829
   Fidelity VIP Equity--Income (Pinnacle V(TM)) (May 21)*                      (176)             (6)             112           (70)
   Fidelity VIP Freedom 2010 (Pinnacle (TM)) (April 27)*                        (21)             --              171            150
   Fidelity VIP Freedom 2010 (Pinnacle V (TM)) (May 21)*                        (12)             --              185            173
   Fidelity VIP Freedom 2015 (Pinnacle V (TM)) (May 21)*                        (18)             --              674            656
   Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*                    (188)             (2)             974            784
   Fidelity VIP Freedom 2020 (Pinnacle V (TM)) (May 21)*                         --              --               --             --
   Fidelity VIP Freedom 2025 (Pinnacle V (TM)) (May 21)*                       (401)              8           12,463         12,070
   Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                           (1,307)          3,099           33,374         35,166
   Fidelity VIP Growth (Pinnacle IV(TM))                                    (15,421)        104,587          374,466        463,632
   Fidelity VIP Growth (Pinnacle V(TM)) (May 21)*                                --              --               --             --
   Fidelity VIP Growth & Income (Pinnacle IV(TM))                            51,777          80,800          110,090        242,667
   Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*                      (74)              1            1,706          1,633
   Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                       (5,237)         34,029           49,378         78,170
   Fidelity VIP Growth Opportunities (Pinnacle V(TM)) (May 21)*                  (5)             --              503            498
   Fidelity VIP High Income (Pinnacle IV(TM))                               (15,691)         40,680           22,656         47,645
   Fidelity VIP High Income (Pinnacle V(TM)) (May 21)*                          (64)             (3)             142             75
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                     (3,808)          4,986            7,230          8,408

                                                                                          INCREASE (DECREASE) IN NET ASSETS
                                                                                          FROM CONTRACT RELATED TRANSACTIONS
                                                                      -------------------------------------------------------------


                                                                      Contributions     Contract     Net transfers
                                                                          from        terminations       among        Contract
                                                                        contract          and         investment     maintenance
                             Division                                    holders        benefits        options        charges
--------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED INITIAL CLASS (CONTINUED):
   Fidelity VIP II Investment Grade Bond (Pinnacle IV (TM))
    (April 27)*                                                       $          --   $   (185,237)  $   4,310,808   $      (380)
   Fidelity VIP Overseas (Pinnacle (TM)) (April 27)*                             --       (121,145)      1,429,842          (207)
   Fidelity VIP Overseas (Pinnacle IV (TM)) (April 27)*                          --        (50,530)      1,229,041          (197)
AFFILIATED SERVICE CLASS:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                              136,736         (1,736)        146,973           (25)
   Touchstone Aggressive ETF (Pinnacle V(TM)) (May 21)*                     145,077           (200)              1            --
   Touchstone Conservative ETF (Pinnacle IV(TM))                             95,126        (11,347)        277,955            (1)
   Touchstone Conservative ETF (Pinnacle V(TM)) (May 21)*                    25,000             --           6,772            --
   Touchstone Enhanced ETF (Pinnacle IV(TM))                                 64,983        (13,779)         67,464          (111)
   Touchstone Enhanced ETF (Pinnacle V(TM)) (May 21)*                       139,823             --               1            --
   Touchstone Moderate ETF (Pinnacle IV(TM))                                468,449        (16,200)        340,546          (183)
   Touchstone Moderate ETF (Pinnacle V(TM)) (May 21)*                       390,255           (500)          3,400            (6)
   Touchstone GMAB Aggressive ETF (Pinnacle IV(TM))                         388,829        (10,526)             (6)          (17)
   Touchstone GMAB Aggressive ETF (Pinnacle V(TM)) (May 21)*                237,398             --              (1)           --
   Touchstone GMAB Conservative ETF (Pinnacle IV(TM))                       649,732        (14,390)              4            --
   Touchstone GMAB Conservative ETF (Pinnacle V(TM)) (May 21)*               95,001             --              81            --
   Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                         1,019,136         (4,154)              3            --
   Touchstone GMAB Moderate ETF (Pinnacle V(TM)) (May 21)*                  126,970             --              --            --
   Touchstone Money Market (Pinnacle IV(TM))                              1,572,817     (1,852,115)     11,379,220        (1,014)
   Touchstone Money Market (Pinnacle V(TM)) (May 21)*                       525,180         (2,828)         32,910            --
NON--AFFILIATED SERVICE CLASS:
   Fidelity VIP Growth (Pinnacle(TM))                                        28,488       (362,453)       (212,345)         (731)
   Fidelity VIP III Mid Cap (Pinnacle(TM))                                   99,203     (1,954,979)     (1,537,799)       (3,112)
NON--AFFILIATED SERVICE CLASS 2:
   Fidelity VIP Asset Manager (Pinnacle IV(TM))                              15,423         (5,395)        107,930           (58)
   Fidelity VIP Asset Manager (Pinnacle V(TM)) (May 21)*                     14,782           (184)             --            --
   Fidelity VIP Balanced (Pinnacle IV(TM))                                  117,643       (141,794)        641,529          (156)
   Fidelity VIP Balanced (Pinnacle V(TM)) (May 21)*                          30,000             --             845            --
   Fidelity VIP Contrafund (Pinnacle IV(TM))                              1,241,984     (1,015,030)       (964,419)       (3,334)
   Fidelity VIP Contrafund (Pinnacle V(TM)) (May 21)*                       302,976           (486)         18,465            --
   Fidelity VIP Disciplined Small Cap (Pinnacle (TM)) (April 27)*               368        (97,554)        746,520          (177)
   Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM)) (April 27)*         14,450        (15,880)        484,043          (130)
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))               12,500         (8,810)        (22,424)         (194)
   Fidelity VIP Equity--Income (Pinnacle IV(TM))                            488,787       (510,093)         79,901        (1,058)
   Fidelity VIP Equity--Income (Pinnacle V(TM)) (May 21)*                    77,591           (119)          6,826            --
   Fidelity VIP Freedom 2010 (Pinnacle (TM)) (April 27)*                         --             --           5,941            --
   Fidelity VIP Freedom 2010 (Pinnacle V (TM)) (May 21)*                         --             --           6,706            --
   Fidelity VIP Freedom 2015 (Pinnacle V (TM)) (May 21)*                     29,280             --               1            --
   Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*                  45,281             --              --            --
   Fidelity VIP Freedom 2020 (Pinnacle V (TM)) (May 21)*                     36,000             --              --            --
   Fidelity VIP Freedom 2025 (Pinnacle V (TM)) (May 21)*                    364,676             --               1            --
   Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                              125        (10,146)        334,518           (84)
   Fidelity VIP Growth (Pinnacle IV(TM))                                    260,523       (153,837)       (107,172)         (893)
   Fidelity VIP Growth (Pinnacle V(TM)) (May 21)*                                --             --              --            --
   Fidelity VIP Growth & Income (Pinnacle IV(TM))                            67,345       (164,155)         (7,212)       (1,091)
   Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*                   35,820             --             422            --
   Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                       50,199        (60,762)         40,538          (143)
   Fidelity VIP Growth Opportunities (Pinnacle V(TM)) (May 21)*                  --             --           7,009            --
   Fidelity VIP High Income (Pinnacle IV(TM))                                63,971       (172,697)        102,046          (175)
   Fidelity VIP High Income (Pinnacle V(TM)) (May 21)*                       19,741             --          16,248            --
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                      2,956        (63,289)        941,815           (74)

                                                                                    INCREASE (DECREASE) IN NET ASSETS
                                                                                    FROM CONTRACT RELATED TRANSACTIONS
                                                                      --------------------------------------------------------------
                                                                      Net Increase
                                                                      (decrease) in
                                                                       net assets
                                                                      from contract
                                                                         related
                             Division                                 transactions
-----------------------------------------------------------------------------------
NON--AFFILIATED INITIAL CLASS (CONTINUED):
   Fidelity VIP II Investment Grade Bond (Pinnacle IV (TM))
    (April 27)*                                                       $   4,125,191
   Fidelity VIP Overseas (Pinnacle (TM)) (April 27)*                      1,308,490
   Fidelity VIP Overseas (Pinnacle IV (TM)) (April 27)*                   1,178,314
AFFILIATED SERVICE CLASS:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                              281,948
   Touchstone Aggressive ETF (Pinnacle V(TM)) (May 21)*                     144,878
   Touchstone Conservative ETF (Pinnacle IV(TM))                            361,733
   Touchstone Conservative ETF (Pinnacle V(TM)) (May 21)*                    31,772
   Touchstone Enhanced ETF (Pinnacle IV(TM))                                118,557
   Touchstone Enhanced ETF (Pinnacle V(TM)) (May 21)*                       139,824
   Touchstone Moderate ETF (Pinnacle IV(TM))                                792,612
   Touchstone Moderate ETF (Pinnacle V(TM)) (May 21)*                       393,149
   Touchstone GMAB Aggressive ETF (Pinnacle IV(TM))                         378,280
   Touchstone GMAB Aggressive ETF (Pinnacle V(TM)) (May 21)*                237,397
   Touchstone GMAB Conservative ETF (Pinnacle IV(TM))                       635,346
   Touchstone GMAB Conservative ETF (Pinnacle V(TM)) (May 21)*               95,082
   Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                         1,014,985
   Touchstone GMAB Moderate ETF (Pinnacle V(TM)) (May 21)*                  126,970
   Touchstone Money Market (Pinnacle IV(TM))                             11,098,908
   Touchstone Money Market (Pinnacle V(TM)) (May 21)*                       555,262
NON--AFFILIATED SERVICE CLASS:
   Fidelity VIP Growth (Pinnacle(TM))                                      (547,041)
   Fidelity VIP III Mid Cap (Pinnacle(TM))                               (3,396,687)
NON--AFFILIATED SERVICE CLASS 2:
   Fidelity VIP Asset Manager (Pinnacle IV(TM))                             117,900
   Fidelity VIP Asset Manager (Pinnacle V(TM)) (May 21)*                     14,598
   Fidelity VIP Balanced (Pinnacle IV(TM))                                  617,222
   Fidelity VIP Balanced (Pinnacle V(TM)) (May 21)*                          30,845
   Fidelity VIP Contrafund (Pinnacle IV(TM))                               (740,799)
   Fidelity VIP Contrafund (Pinnacle V(TM)) (May 21)*                       320,955
   Fidelity VIP Disciplined Small Cap (Pinnacle (TM)) (April 27)*           649,157
   Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM)) (April 27)*        482,483
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))              (18,928)
   Fidelity VIP Equity--Income (Pinnacle IV(TM))                             57,537
   Fidelity VIP Equity--Income (Pinnacle V(TM)) (May 21)*                    84,298
   Fidelity VIP Freedom 2010 (Pinnacle (TM)) (April 27)*                      5,941
   Fidelity VIP Freedom 2010 (Pinnacle V (TM)) (May 21)*                      6,706
   Fidelity VIP Freedom 2015 (Pinnacle V (TM)) (May 21)*                     29,281
   Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*                  45,281
   Fidelity VIP Freedom 2020 (Pinnacle V (TM)) (May 21)*                     36,000
   Fidelity VIP Freedom 2025 (Pinnacle V (TM)) (May 21)*                    364,677
   Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                          324,413
   Fidelity VIP Growth (Pinnacle IV(TM))                                     (1,379)
   Fidelity VIP Growth (Pinnacle V(TM)) (May 21)*                                --
   Fidelity VIP Growth & Income (Pinnacle IV(TM))                          (105,113)
   Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*                   36,242
   Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                       29,832
   Fidelity VIP Growth Opportunities (Pinnacle V(TM)) (May 21)*               7,009
   Fidelity VIP High Income (Pinnacle IV(TM))                                (6,855)
   Fidelity VIP High Income (Pinnacle V(TM)) (May 21)*                       35,989
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                    881,408







                                                                        Increase       Net assets     Net assets,
                                                                      (decrease) in   beginning of      end of
                             Division                                  net assets        period         period
-----------------------------------------------------------------------------------------------------------------
NON--AFFILIATED INITIAL CLASS (CONTINUED):
   Fidelity VIP II Investment Grade Bond (Pinnacle IV (TM))
    (April 27)*                                                       $   4,127,271   $         --    $ 4,127,271
   Fidelity VIP Overseas (Pinnacle (TM)) (April 27)*                      1,386,274             --      1,386,274
   Fidelity VIP Overseas (Pinnacle IV (TM)) (April 27)*                   1,240,746             --      1,240,746
AFFILIATED SERVICE CLASS:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                              303,968        193,842        497,810
   Touchstone Aggressive ETF (Pinnacle V(TM)) (May 21)*                     150,536             --        150,536
   Touchstone Conservative ETF (Pinnacle IV(TM))                            391,697        504,750        896,447
   Touchstone Conservative ETF (Pinnacle V(TM)) (May 21)*                    32,381             --         32,381
   Touchstone Enhanced ETF (Pinnacle IV(TM))                                155,189        513,787        668,976
   Touchstone Enhanced ETF (Pinnacle V(TM)) (May 21)*                       143,185             --        143,185
   Touchstone Moderate ETF (Pinnacle IV(TM))                                833,836        395,625      1,229,461
   Touchstone Moderate ETF (Pinnacle V(TM)) (May 21)*                       404,261             --        404,261
   Touchstone GMAB Aggressive ETF (Pinnacle IV(TM))                         402,060        197,170        599,230
   Touchstone GMAB Aggressive ETF (Pinnacle V(TM)) (May 21)*                243,727             --        243,727
   Touchstone GMAB Conservative ETF (Pinnacle IV(TM))                       661,659        234,898        896,557
   Touchstone GMAB Conservative ETF (Pinnacle V(TM)) (May 21)*               96,713             --         96,713
   Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                         1,049,184         45,893      1,095,077
   Touchstone GMAB Moderate ETF (Pinnacle V(TM)) (May 21)*                  130,241             --        130,241
   Touchstone Money Market (Pinnacle IV(TM))                             11,341,285      5,640,606     16,981,891
   Touchstone Money Market (Pinnacle V(TM)) (May 21)*                       557,134             --        557,134
NON--AFFILIATED SERVICE CLASS:
   Fidelity VIP Growth (Pinnacle(TM))                                      (135,763)     2,070,409      1,934,646
   Fidelity VIP III Mid Cap (Pinnacle(TM))                               (1,585,949)    12,529,705     10,943,756
NON--AFFILIATED SERVICE CLASS 2:
   Fidelity VIP Asset Manager (Pinnacle IV(TM))                             155,697        272,082        427,779
   Fidelity VIP Asset Manager (Pinnacle V(TM)) (May 21)*                     14,871             --         14,871
   Fidelity VIP Balanced (Pinnacle IV(TM))                                  743,715      1,156,119      1,899,834
   Fidelity VIP Balanced (Pinnacle V(TM)) (May 21)*                          31,942             --         31,942
   Fidelity VIP Contrafund (Pinnacle IV(TM))                              1,665,481     16,310,367     17,975,848
   Fidelity VIP Contrafund (Pinnacle V(TM)) (May 21)*                       335,809             --        335,809
   Fidelity VIP Disciplined Small Cap (Pinnacle (TM)) (April 27)*           620,629             --        620,629
   Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM)) (April 27)*        454,737             --        454,737
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))               33,525        450,055        483,580
   Fidelity VIP Equity--Income (Pinnacle IV(TM))                            392,366      5,171,137      5,563,503
   Fidelity VIP Equity--Income (Pinnacle V(TM)) (May 21)*                    84,228             --         84,228
   Fidelity VIP Freedom 2010 (Pinnacle (TM)) (April 27)*                      6,091             --          6,091
   Fidelity VIP Freedom 2010 (Pinnacle V (TM)) (May 21)*                      6,879             --          6,879
   Fidelity VIP Freedom 2015 (Pinnacle V (TM)) (May 21)*                     29,937             --         29,937
   Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*                  46,065             --         46,065
   Fidelity VIP Freedom 2020 (Pinnacle V (TM)) (May 21)*                     36,000             --         36,000
   Fidelity VIP Freedom 2025 (Pinnacle V (TM)) (May 21)*                    376,747             --        376,747
   Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                          359,579             --        359,579
   Fidelity VIP Growth (Pinnacle IV(TM))                                    462,253      2,034,785      2,497,038
   Fidelity VIP Growth (Pinnacle V(TM)) (May 21)*                                --             --             --
   Fidelity VIP Growth & Income (Pinnacle IV(TM))                           137,554      2,093,947      2,231,501
   Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*                   37,875             --         37,875
   Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                      108,002        425,247        533,249
   Fidelity VIP Growth Opportunities (Pinnacle V(TM)) (May 21)*               7,507             --          7,507
   Fidelity VIP High Income (Pinnacle IV(TM))                                40,790      1,863,413      1,904,203
   Fidelity VIP High Income (Pinnacle V(TM)) (May 21)*                       36,064             --         36,064
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                    889,816             --        889,816

                                                                                     UNIT TRANSACTIONS
                                                                      ------------------------------------------------



                                                                                                             Increase
                                                                        Units       Units        Units      (decrease)
                             Division                                 purchased   redeemed    transferred    in units
----------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED INITIAL CLASS (CONTINUED):
   Fidelity VIP II Investment Grade Bond (Pinnacle IV (TM))
    (April 27)*                                                              --    (18,774)       431,086      412,312
   Fidelity VIP Overseas (Pinnacle (TM)) (April 27)*                         --    (12,112)       143,323      131,211
   Fidelity VIP Overseas (Pinnacle IV (TM)) (April 27)*                      --     (5,174)       122,661      117,487
AFFILIATED SERVICE CLASS:
   Touchstone Aggressive ETF (Pinnacle IV(TM))                           12,242       (156)        13,049       25,135
   Touchstone Aggressive ETF (Pinnacle V(TM)) (May 21)*                  15,060        (21)            --       15,039
   Touchstone Conservative ETF (Pinnacle IV(TM))                          8,829     (1,051)        25,718       33,496
   Touchstone Conservative ETF (Pinnacle V(TM)) (May 21)*                 2,527         --            684        3,211
   Touchstone Enhanced ETF (Pinnacle IV(TM))                              5,608     (1,221)         5,993       10,380
   Touchstone Enhanced ETF (Pinnacle V(TM)) (May 21)*                    14,400         --             --       14,400
   Touchstone Moderate ETF (Pinnacle IV(TM))                             42,656     (1,485)        30,790       71,961
   Touchstone Moderate ETF (Pinnacle V(TM)) (May 21)*                    39,989        (51)           342       40,280
   Touchstone GMAB Aggressive ETF (Pinnacle IV(TM))                      34,826       (928)            --       33,898
   Touchstone GMAB Aggressive ETF (Pinnacle V(TM)) (May 21)*             24,404         --             --       24,404
   Touchstone GMAB Conservative ETF (Pinnacle IV(TM))                    60,859     (1,326)            --       59,533
   Touchstone GMAB Conservative ETF (Pinnacle V(TM)) (May 21)*            9,603         --              8        9,611
   Touchstone GMAB Moderate ETF (Pinnacle IV(TM))                        93,738       (377)             1       93,362
   Touchstone GMAB Moderate ETF (Pinnacle V(TM)) (May 21)*               13,006         --             --       13,006
   Touchstone Money Market (Pinnacle IV(TM))                            149,600   (176,765)     1,079,002    1,051,837
   Touchstone Money Market (Pinnacle V(TM)) (May 21)*                    52,071       (280)         3,249       55,040
NON--AFFILIATED SERVICE CLASS:
   Fidelity VIP Growth (Pinnacle(TM))                                     3,071    (36,446)       (22,128)     (55,503)
   Fidelity VIP III Mid Cap (Pinnacle(TM))                                3,071    (57,771)       (45,851)    (100,551)
NON--AFFILIATED SERVICE CLASS 2:
   Fidelity VIP Asset Manager (Pinnacle IV(TM))                           1,325       (466)         9,170       10,029
   Fidelity VIP Asset Manager (Pinnacle V(TM)) (May 21)*                  1,437        (18)            --        1,419
   Fidelity VIP Balanced (Pinnacle IV(TM))                                8,643    (10,324)        45,795       44,114
   Fidelity VIP Balanced (Pinnacle V(TM)) (May 21)*                       3,069         --             86        3,155
   Fidelity VIP Contrafund (Pinnacle IV(TM))                             76,168    (62,357)       (58,269)     (44,458)
   Fidelity VIP Contrafund (Pinnacle V(TM)) (May 21)*                    29,511        (49)         1,816       31,278
   Fidelity VIP Disciplined Small Cap (Pinnacle (TM)) (April 27)*            37     (9,855)        74,869       65,051
   Fidelity VIP Disciplined Small Cap (Pinnacle IV (TM)) (April 27)*      1,498     (1,658)        47,844       47,684
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV(TM))              885       (615)        (1,590)      (1,320)
   Fidelity VIP Equity--Income (Pinnacle IV(TM))                         34,126    (36,653)         5,459        2,932
   Fidelity VIP Equity--Income (Pinnacle V(TM)) (May 21)*                 7,902        (12)           708        8,598
   Fidelity VIP Freedom 2010 (Pinnacle (TM)) (April 27)*                     --         --            592          592
   Fidelity VIP Freedom 2010 (Pinnacle V (TM)) (May 21)*                     --         --            674          674
   Fidelity VIP Freedom 2015 (Pinnacle V (TM)) (May 21)*                  2,926         --             --        2,926
   Fidelity VIP Freedom 2020 (Pinnacle IV (TM)) (April 27)*               4,439         --             --        4,439
   Fidelity VIP Freedom 2020 (Pinnacle V (TM)) (May 21)*                  3,508         --             --        3,508
   Fidelity VIP Freedom 2025 (Pinnacle V (TM)) (May 21)*                 36,696         --             --       36,696
   Fidelity VIP Growth (Pinnacle (TM)) (April 27)*                           12       (980)        32,081       31,113
   Fidelity VIP Growth (Pinnacle IV(TM))                                 26,045    (15,673)       (11,250)        (878)
   Fidelity VIP Growth (Pinnacle V(TM)) (May 21)*                            --         --             --           --
   Fidelity VIP Growth & Income (Pinnacle IV(TM))                         5,542    (13,140)          (709)      (8,307)
   Fidelity VIP Growth & Income (Pinnacle V(TM)) (May 21)*                3,608         --             43        3,651
   Fidelity VIP Growth Opportunities (Pinnacle IV(TM))                    4,349     (5,256)         3,105        2,198
   Fidelity VIP Growth Opportunities (Pinnacle V(TM)) (May 21)*              --         --            698          698
   Fidelity VIP High Income (Pinnacle IV(TM))                             4,577    (12,454)         8,231          354
   Fidelity VIP High Income (Pinnacle V(TM)) (May 21)*                    1,992         --          1,680        3,672
   Fidelity VIP II Index 500 (Pinnacle (TM)) (April 27)*                    297     (6,273)        92,941       86,965



SEE ACCOMPANYING NOTE.

* - 2007 inception date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

           Statements of Changes in Net Assets (Unaudited) (continued)

                    For the Periods Ended September 30, 2007


                                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS 2 (CONTINUED):
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*           $      (28,607)  $      1,449   $     137,084    $    109,926
   Fidelity VIP II Index 500 (Pinnacle V (TM)) (May 21)*                         (73)             1           1,813           1,741
   Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                       26,330         (1,725)         (4,940)         19,665
   Fidelity VIP Investment Grade Bond (Pinnacle V(TM)) (May 21)*                (220)             1           1,582           1,363
   Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                           (4,009)         3,073          47,358          46,422
   Fidelity VIP Mid Cap (Pinnacle IV(TM))                                    (96,608)     1,703,719         550,907       2,158,018
   Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                              (353)             6           4,747           4,400
   Fidelity VIP Overseas (Pinnacle IV(TM))                                    (8,822)       200,486         108,632         300,296
   Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                             (189)          (341)          1,827           1,297
   Fidelity VIP Asset Manager (Pinnacle(TM))                                  (3,403)         9,131          44,010          49,738
   Fidelity VIP Balanced (Pinnacle(TM))                                       14,760         31,767          (6,154)          40,373
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))                     (825)        17,598           8,931          25,704
   Fidelity VIP High Income (Pinnacle(TM))                                   (12,435)        33,170          17,127          37,862
   Fidelity VIP Investment Grade Bond (Pinnacle(TM))                          16,487         (6,086)         17,043          27,444
   Fidelity VIP Overseas (Pinnacle(TM))                                       (4,891)       119,588          66,843         181,540
NON--AFFILIATED CLASS 1:
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                     62,705         12,103         (40,771)         34,037
   Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                          36,042      1,829,380      (2,084,696)       (219,274)
   Franklin Growth and Income Securities (Pinnacle(TM))                      185,475      1,041,450        (849,262)        377,663
   Franklin Income Securities (Pinnacle(TM))                                 637,954      1,744,378      (1,162,935)      1,219,397
NON--AFFILIATED CLASS 2:
   Franklin Growth and Income Securities (Pinnacle (TM)) (April 27)*          45,735         52,045        (136,203)        (38,423)
   Franklin Growth and Income Securities (Pinnacle IV(TM))                   164,062        446,131        (700,410)        (90,217)
   Franklin Growth and Income Securities (Pinnacle V(TM)) (May 21)*               99            242            (611)           (270)
   Franklin Income Securities (Pinnacle IV(TM))                              397,328        276,638         (10,976)        662,990
   Franklin Income Securities (Pinnacle V(TM)) (May 21)*                         122             62           1,185           1,369
   Franklin Large Cap Growth Securities (Pinnacle IV(TM))                     (3,700)        50,084          60,142         106,526
   Franklin Large Cap Growth Securities (Pinnacle V(TM)) (May 21)*                 5             70             755             830
   Franklin Mutual Shares Securities (Pinnacle IV(TM))                        73,898        385,460        (232,006)        227,352
   Franklin Mutual Shares Securities (Pinnacle V(TM)) (May 21)*                 (102)           396          (3,160)         (2,866)
   Franklin Small Cap Value Securities Fund (Pinnacle (TM)) (April 27)*         (131)        (6,971)             77          (7,025)
   Franklin Small Cap Value Securities Fund (Pinnacle IV (TM)) (April 27)*       (46)        (2,572)            393          (2,225)
   Franklin Small Cap Value Securities Fund (Pinnacle V (TM)) (May 21)*          (10)            --             (33)            (43)
   Templeton Foreign Securities (Pinnacle IV(TM))                             44,325        360,042         (46,305)        358,062
   Templeton Foreign Securities (Pinnacle V(TM)) (May 21)*                      (114)           (20)          2,072           1,938
   Templeton Growth Securities (Pinnacle IV(TM))                              71,290        563,697        (354,892)        280,095
   Templeton Growth Securities (Pinnacle V(TM)) (May 21)*                       (177)        (1,165)           (549)         (1,891)
   Van Kampen LIT Comstock (Pinnacle IV(TM))                                  10,282        118,681         (81,193)         47,770
   Van Kampen LIT Comstock (Pinnacle V(TM)) (May 21)*                            (31)            --            (110)           (141)
   Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                          (3,234)        32,505          10,971          40,242
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM)) (April 27)*         24,875          1,070         (24,117)          1,828
   Van Kampen UIF Emerging Markets Debt (Pinnacle V(TM)) (May 21)*               (45)            (3)            170             122
   Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))                   (4,157)       568,126         320,319         884,288
   Van Kampen UIF Emerging Markets Equity (Pinnacle V(TM)) (May 21)*             (71)         1,155           5,068           6,152
   Van Kampen UIF U S Real Estate (Pinnacle IV(TM)) (April 27)*               20,618         54,853        (169,206)        (93,735)
   Van Kampen UIF U S Real Estate (Pinnacle V(TM)) (May 21)*                     195         (2,002)            949            (858)
   Franklin Large Cap Growth Securities (Pinnacle(TM))                        (1,370)        37,389           4,981          41,000
   Franklin Mutual Shares Securities (Pinnacle(TM))                           47,946        447,228        (288,141)        207,033
   Templeton Foreign Securities (Pinnacle(TM))                                27,457        346,917        (135,029)        239,345
   Templeton Growth Securities (Pinnacle(TM))                                 22,657        302,652        (186,914)        138,395
   Van Kampen LIT Comstock (Pinnacle(TM))                                      7,535         59,023         (42,184)         24,374

                                                                                          INCREASE (DECREASE) IN NET ASSETS
                                                                                          FROM CONTRACT RELATED TRANSACTIONS
                                                                      -------------------------------------------------------------


                                                                      Contributions     Contract     Net transfers
                                                                          from        terminations       among        Contract
                                                                        contract          and         investment     maintenance
                             Division                                    holders        benefits        options        charges
--------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS 2 (CONTINUED):
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*           $      34,718   $   (171,214)  $    4,796,227      $  (524)
   Fidelity VIP II Index 500 (Pinnacle V (TM)) (May 21)*                     51,229             --            8,894           --
   Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                     127,521       (116,664)       1,449,148         (179)
   Fidelity VIP Investment Grade Bond (Pinnacle V(TM)) (May 21)*            119,705           (445)           2,089           --
   Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                           4,879        (65,404)       1,021,625         (100)
   Fidelity VIP Mid Cap (Pinnacle IV(TM))                                   523,468       (792,020)        (181,786)      (2,753)
   Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                          146,958             --            9,196           --
   Fidelity VIP Overseas (Pinnacle IV(TM))                                  195,141       (139,187)       2,054,507         (565)
   Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                          51,398           (387)           2,101           --
   Fidelity VIP Asset Manager (Pinnacle(TM))                                    150       (116,683)         590,816          (91)
   Fidelity VIP Balanced (Pinnacle(TM))                                      22,507       (204,017)         150,340         (361)
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))                       9        (81,652)          (5,769)         (69)
   Fidelity VIP High Income (Pinnacle(TM))                                      805       (666,175)         799,393         (337)
   Fidelity VIP Investment Grade Bond (Pinnacle(TM))                          7,499       (435,596)       2,733,038         (484)
   Fidelity VIP Overseas (Pinnacle(TM))                                       8,850       (399,630)       1,683,214         (304)
NON--AFFILIATED CLASS 1:
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                    34,988        (48,839)        (119,011)        (218)
   Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                        490,327       (589,493)      (2,833,423)      (1,554)
   Franklin Growth and Income Securities (Pinnacle(TM))                     104,726     (1,511,871)        (555,373)      (4,387)
   Franklin Income Securities (Pinnacle(TM))                                292,180     (4,361,341)       1,006,033       (4,914)
NON--AFFILIATED CLASS 2:
   Franklin Growth and Income Securities (Pinnacle (TM)) (April 27)*          6,584       (333,236)       2,380,858         (291)
   Franklin Growth and Income Securities (Pinnacle IV(TM))                  145,671       (430,063)       6,233,708       (1,205)
   Franklin Growth and Income Securities (Pinnacle V(TM)) (May 21)*           5,661             --           15,076           --
   Franklin Income Securities (Pinnacle IV(TM))                           1,231,847       (775,745)         850,411       (1,796)
   Franklin Income Securities (Pinnacle V(TM)) (May 21)*                    260,472           (123)          27,160           --
   Franklin Large Cap Growth Securities (Pinnacle IV(TM))                    59,239       (187,985)          52,631         (167)
   Franklin Large Cap Growth Securities (Pinnacle V(TM)) (May 21)*           25,875             --               --           --
   Franklin Mutual Shares Securities (Pinnacle IV(TM))                      593,907       (386,072)       1,515,175         (964)
   Franklin Mutual Shares Securities (Pinnacle V(TM)) (May 21)*             147,123           (178)          22,111           --
   Franklin Small Cap Value Securities Fund (Pinnacle (TM)) (April 27)*          --           (105)          22,638           --
   Franklin Small Cap Value Securities Fund (Pinnacle IV (TM)) (April 27)*       --             --           17,443           --
   Franklin Small Cap Value Securities Fund (Pinnacle V (TM)) (May 21)*      10,101             --               --           --
   Templeton Foreign Securities (Pinnacle IV(TM))                           245,769       (195,448)         351,739         (763)
   Templeton Foreign Securities (Pinnacle V(TM)) (May 21)*                   33,170           (389)          18,622           --
   Templeton Growth Securities (Pinnacle IV(TM))                          1,400,282       (483,932)      (2,102,073)        (941)
   Templeton Growth Securities (Pinnacle V(TM)) (May 21)*                   152,679            (36)          13,000           --
   Van Kampen LIT Comstock (Pinnacle IV(TM))                                 64,043       (215,799)         (70,718)        (309)
   Van Kampen LIT Comstock (Pinnacle V(TM)) (May 21)*                         7,750             --              870           --
   Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                         34,835       (135,195)         (23,481)         (60)
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM)) (April 27)*        42,840         (4,605)         441,668          (13)
   Van Kampen UIF Emerging Markets Debt (Pinnacle V(TM)) (May 21)*           13,564           (209)              --           --
   Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))                 458,732       (113,190)         196,400         (712)
   Van Kampen UIF Emerging Markets Equity (Pinnacle V(TM)) (May 21)*         59,226             --            2,637           --
   Van Kampen UIF U S Real Estate (Pinnacle IV(TM)) (April 27)*             259,167        (32,727)       1,345,988          (37)
   Van Kampen UIF U S Real Estate (Pinnacle V(TM)) (May 21)*                101,982             --            6,584           --
   Franklin Large Cap Growth Securities (Pinnacle(TM))                          969       (150,735)          38,660         (104)
   Franklin Mutual Shares Securities (Pinnacle(TM))                          89,918       (612,475)         196,993       (1,104)
   Templeton Foreign Securities (Pinnacle(TM))                                  293       (640,373)         (61,823)        (562)
   Templeton Growth Securities (Pinnacle(TM))                                45,308       (366,979)          (6,968)        (844)
   Van Kampen LIT Comstock (Pinnacle(TM))                                     3,480       (205,514)         (13,279)        (313)

                                                                                      INCREASE (DECREASE) IN NET ASSETS
                                                                                      FROM CONTRACT RELATED TRANSACTIONS
                                                                          ----------------------------------------------------------
                                                                          Net Increase
                                                                          (decrease) in
                                                                           net assets
                                                                          from contract
                                                                             related
                             Division                                     transactions
---------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS 2 (CONTINUED):
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*               $   4,659,207
   Fidelity VIP II Index 500 (Pinnacle V (TM)) (May 21)*                         60,123
   Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                       1,459,826
   Fidelity VIP Investment Grade Bond (Pinnacle V(TM)) (May 21)*                121,349
   Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                             961,000
   Fidelity VIP Mid Cap (Pinnacle IV(TM))                                      (453,091)
   Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                              156,154
   Fidelity VIP Overseas (Pinnacle IV(TM))                                    2,109,896
   Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                              53,112
   Fidelity VIP Asset Manager (Pinnacle(TM))                                    474,192
   Fidelity VIP Balanced (Pinnacle(TM))                                         (31,531)
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))                     (87,481)
   Fidelity VIP High Income (Pinnacle(TM))                                      133,686
   Fidelity VIP Investment Grade Bond (Pinnacle(TM))                          2,304,457
   Fidelity VIP Overseas (Pinnacle(TM))                                       1,292,130
NON--AFFILIATED CLASS 1:
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                      (133,080)
   Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                         (2,934,143)
   Franklin Growth and Income Securities (Pinnacle(TM))                      (1,966,905)
   Franklin Income Securities (Pinnacle(TM))                                 (3,068,042)
NON--AFFILIATED CLASS 2:
   Franklin Growth and Income Securities (Pinnacle (TM)) (April 27)*          2,053,915
   Franklin Growth and Income Securities (Pinnacle IV(TM))                    5,948,111
   Franklin Growth and Income Securities (Pinnacle V(TM)) (May 21)*              20,737
   Franklin Income Securities (Pinnacle IV(TM))                               1,304,717
   Franklin Income Securities (Pinnacle V(TM)) (May 21)*                        287,509
   Franklin Large Cap Growth Securities (Pinnacle IV(TM))                       (76,282)
   Franklin Large Cap Growth Securities (Pinnacle V(TM)) (May 21)*               25,875
   Franklin Mutual Shares Securities (Pinnacle IV(TM))                        1,722,046
   Franklin Mutual Shares Securities (Pinnacle V(TM)) (May 21)*                 169,056
   Franklin Small Cap Value Securities Fund (Pinnacle (TM)) (April 27)*          22,533
   Franklin Small Cap Value Securities Fund (Pinnacle IV (TM)) (April 27)*       17,443
   Franklin Small Cap Value Securities Fund (Pinnacle V (TM)) (May 21)*          10,101
   Templeton Foreign Securities (Pinnacle IV(TM))                               401,297
   Templeton Foreign Securities (Pinnacle V(TM)) (May 21)*                       51,403
   Templeton Growth Securities (Pinnacle IV(TM))                             (1,186,664)
   Templeton Growth Securities (Pinnacle V(TM)) (May 21)*                       165,643
   Van Kampen LIT Comstock (Pinnacle IV(TM))                                   (222,783)
   Van Kampen LIT Comstock (Pinnacle V(TM)) (May 21)*                             8,620
   Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                           (123,901)
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM)) (April 27)*           479,890
   Van Kampen UIF Emerging Markets Debt (Pinnacle V(TM)) (May 21)*               13,355
   Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))                     541,230
   Van Kampen UIF Emerging Markets Equity (Pinnacle V(TM)) (May 21)*             61,863
   Van Kampen UIF U S Real Estate (Pinnacle IV(TM)) (April 27)*               1,572,391
   Van Kampen UIF U S Real Estate (Pinnacle V(TM)) (May 21)*                    108,566
   Franklin Large Cap Growth Securities (Pinnacle(TM))                         (111,210)
   Franklin Mutual Shares Securities (Pinnacle(TM))                            (326,668)
   Templeton Foreign Securities (Pinnacle(TM))                                 (702,465)
   Templeton Growth Securities (Pinnacle(TM))                                  (329,483)
   Van Kampen LIT Comstock (Pinnacle(TM))                                      (215,626)







                                                                            Increase       Net assets     Net assets,
                                                                          (decrease) in   beginning of      end of
                             Division                                      net assets        period         period
---------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS 2 (CONTINUED):
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*               $   4,769,133   $         --    $ 4,769,133
   Fidelity VIP II Index 500 (Pinnacle V (TM)) (May 21)*                         61,864             --         61,864
   Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                       1,479,491      1,152,935      2,632,426
   Fidelity VIP Investment Grade Bond (Pinnacle V(TM)) (May 21)*                122,712             --        122,712
   Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                           1,007,422             --      1,007,422
   Fidelity VIP Mid Cap (Pinnacle IV(TM))                                     1,704,927     13,016,832     14,721,759
   Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                              160,554             --        160,554
   Fidelity VIP Overseas (Pinnacle IV(TM))                                    2,410,192      1,356,530      3,766,722
   Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                              54,409             --         54,409
   Fidelity VIP Asset Manager (Pinnacle(TM))                                    523,930         17,079        541,009
   Fidelity VIP Balanced (Pinnacle(TM))                                           8,842        441,758        450,600
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))                     (61,777)       263,824        202,047
   Fidelity VIP High Income (Pinnacle(TM))                                      171,548      1,302,014      1,473,562
   Fidelity VIP Investment Grade Bond (Pinnacle(TM))                          2,331,901        801,400      3,133,301
   Fidelity VIP Overseas (Pinnacle(TM))                                       1,473,670        726,570      2,200,240
NON--AFFILIATED CLASS 1:
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                       (99,043)     1,060,189        961,146
   Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                         (3,153,417)     7,240,942      4,087,525
   Franklin Growth and Income Securities (Pinnacle(TM))                      (1,589,242)     9,873,174      8,283,932
   Franklin Income Securities (Pinnacle(TM))                                 (1,848,645)    24,495,588     22,646,943
NON--AFFILIATED CLASS 2:
   Franklin Growth and Income Securities (Pinnacle (TM)) (April 27)*          2,015,492             --      2,015,492
   Franklin Growth and Income Securities (Pinnacle IV(TM))                    5,857,894      1,398,293      7,256,187
   Franklin Growth and Income Securities (Pinnacle V(TM)) (May 21)*              20,467             --         20,467
   Franklin Income Securities (Pinnacle IV(TM))                               1,967,707     13,616,134     15,583,841
   Franklin Income Securities (Pinnacle V(TM)) (May 21)*                        288,878             --        288,878
   Franklin Large Cap Growth Securities (Pinnacle IV(TM))                        30,244      1,017,376      1,047,620
   Franklin Large Cap Growth Securities (Pinnacle V(TM)) (May 21)*               26,705             --         26,705
   Franklin Mutual Shares Securities (Pinnacle IV(TM))                        1,949,398      5,479,329      7,428,727
   Franklin Mutual Shares Securities (Pinnacle V(TM)) (May 21)*                 166,190             --        166,190
   Franklin Small Cap Value Securities Fund (Pinnacle (TM)) (April 27)*          15,508             --         15,508
   Franklin Small Cap Value Securities Fund (Pinnacle IV (TM)) (April 27)*       15,218             --         15,218
   Franklin Small Cap Value Securities Fund (Pinnacle V (TM)) (May 21)*          10,058             --         10,058
   Templeton Foreign Securities (Pinnacle IV(TM))                               759,359      3,056,480      3,815,839
   Templeton Foreign Securities (Pinnacle V(TM)) (May 21)*                       53,341             --         53,341
   Templeton Growth Securities (Pinnacle IV(TM))                               (906,569)     9,655,428      8,748,859
   Templeton Growth Securities (Pinnacle V(TM)) (May 21)*                       163,752             --        163,752
   Van Kampen LIT Comstock (Pinnacle IV(TM))                                   (175,013)     1,492,360      1,317,347
   Van Kampen LIT Comstock (Pinnacle V(TM)) (May 21)*                             8,479             --          8,479
   Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                            (83,659)       369,331        285,672
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM)) (April 27)*           481,718             --        481,718
   Van Kampen UIF Emerging Markets Debt (Pinnacle V(TM)) (May 21)*               13,477             --         13,477
   Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))                   1,425,518      2,523,433      3,948,951
   Van Kampen UIF Emerging Markets Equity (Pinnacle V(TM)) (May 21)*             68,015             --         68,015
   Van Kampen UIF U S Real Estate (Pinnacle IV(TM)) (April 27)*               1,478,656             --      1,478,656
   Van Kampen UIF U S Real Estate (Pinnacle V(TM)) (May 21)*                    107,708             --        107,708
   Franklin Large Cap Growth Securities (Pinnacle(TM))                          (70,210)       433,639        363,429
   Franklin Mutual Shares Securities (Pinnacle(TM))                            (119,635)     4,823,952      4,704,317
   Templeton Foreign Securities (Pinnacle(TM))                                 (463,120)     2,532,871      2,069,751
   Templeton Growth Securities (Pinnacle(TM))                                  (191,088)     3,644,477      3,453,389
   Van Kampen LIT Comstock (Pinnacle(TM))                                      (191,252)     1,061,673        870,421

                                                                                         UNIT TRANSACTIONS
                                                                          ------------------------------------------------



                                                                                                                 Increase
                                                                            Units       Units        Units      (decrease)
                             Division                                     purchased   redeemed    transferred    in units
--------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS 2 (CONTINUED):
   Fidelity VIP II Index 500 (Pinnacle IV (TM)) (April 27)*                   3,467    (16,924)       479,762      466,305
   Fidelity VIP II Index 500 (Pinnacle V (TM)) (May 21)*                      5,266         --            904        6,170
   Fidelity VIP Investment Grade Bond (Pinnacle IV(TM))                      11,913    (10,968)       135,334      136,279
   Fidelity VIP Investment Grade Bond (Pinnacle V(TM)) (May 21)*             12,077        (45)           209       12,241
   Fidelity VIP Mid Cap (Pinnacle (TM)) (April 27)*                             477     (6,344)        99,258       93,391
   Fidelity VIP Mid Cap (Pinnacle IV(TM))                                    25,135    (37,814)        (7,896)     (20,575)
   Fidelity VIP Mid Cap (Pinnacle V(TM)) (May 21)*                           14,121         --            894       15,015
   Fidelity VIP Overseas (Pinnacle IV(TM))                                   12,216     (8,572)       123,809      127,453
   Fidelity VIP Overseas (Pinnacle V(TM)) (May 21)*                           5,109        (40)           181        5,250
   Fidelity VIP Asset Manager (Pinnacle(TM))                                     13     (9,822)        51,568       41,759
   Fidelity VIP Balanced (Pinnacle(TM))                                       1,715    (16,128)        11,966      (2,447)
   Fidelity VIP Dynamic Capital Appreciation (Pinnacle(TM))                       1     (5,432)          (442)      (5,873)
   Fidelity VIP High Income (Pinnacle(TM))                                       66    (54,892)        66,828       12,002
   Fidelity VIP Investment Grade Bond (Pinnacle(TM))                            696    (40,676)       255,059      215,079
   Fidelity VIP Overseas (Pinnacle(TM))                                         544    (24,299)       102,274       78,519
NON--AFFILIATED CLASS 1:
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                     1,864     (2,596)        (6,091)      (6,823)
   Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                         16,300    (19,726)      (100,351)    (103,777)
   Franklin Growth and Income Securities (Pinnacle(TM))                       6,721    (96,749)       (34,704)    (124,732)
   Franklin Income Securities (Pinnacle(TM))                                 17,055   (252,838)        58,925     (176,858)
NON--AFFILIATED CLASS 2:
   Franklin Growth and Income Securities (Pinnacle (TM)) (April 27)*            670    (33,423)       238,333      205,580
   Franklin Growth and Income Securities (Pinnacle IV(TM))                    9,393    (27,960)       392,080      373,513
   Franklin Growth and Income Securities (Pinnacle V(TM)) (May 21)*             559         --          1,578        2,137
   Franklin Income Securities (Pinnacle IV(TM))                              72,212    (45,881)        50,128       76,459
   Franklin Income Securities (Pinnacle V(TM)) (May 21)*                     26,682        (13)         2,815       29,484
   Franklin Large Cap Growth Securities (Pinnacle IV(TM))                     4,254    (13,237)         3,645       (5,338)
   Franklin Large Cap Growth Securities (Pinnacle V(TM)) (May 21)*            2,629         --             --        2,629
   Franklin Mutual Shares Securities (Pinnacle IV(TM))                       33,138    (22,022)        83,337       94,453
   Franklin Mutual Shares Securities (Pinnacle V(TM)) (May 21)*              14,900        (19)         2,291       17,172
   Franklin Small Cap Value Securities Fund (Pinnacle (TM)) (April 27)*          --        (11)         1,644        1,633
   Franklin Small Cap Value Securities Fund (Pinnacle IV (TM)) (April 27)*       --         --          1,603        1,603
   Franklin Small Cap Value Securities Fund (Pinnacle V (TM)) (May 21)*       1,063         --             --        1,063
   Templeton Foreign Securities (Pinnacle IV(TM))                            12,570    (10,079)        16,528       19,019
   Templeton Foreign Securities (Pinnacle V(TM)) (May 21)*                    3,318        (41)         1,907        5,184
   Templeton Growth Securities (Pinnacle IV(TM))                             74,559    (25,834)      (115,993)     (67,268)
   Templeton Growth Securities (Pinnacle V(TM)) (May 21)*                    15,465         (4)         1,218       16,679
   Van Kampen LIT Comstock (Pinnacle IV(TM))                                  3,826    (12,751)        (3,687)     (12,612)
   Van Kampen LIT Comstock (Pinnacle V(TM)) (May 21)*                           797         --             92          889
   Van Kampen LIT Strategic Growth (Pinnacle IV(TM))                          2,494     (9,771)        (1,655)      (8,932)
   Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM)) (April 27)*         4,282       (472)        44,352       48,162
   Van Kampen UIF Emerging Markets Debt (Pinnacle V(TM)) (May 21)*            1,377        (21)            --        1,356
   Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))                  13,814     (3,356)         4,326       14,784
   Van Kampen UIF Emerging Markets Equity (Pinnacle V(TM)) (May 21)*          5,475         --            248        5,723
   Van Kampen UIF U S Real Estate (Pinnacle IV(TM)) (April 27)*              28,200     (3,578)       139,484      164,106
   Van Kampen UIF U S Real Estate (Pinnacle V(TM)) (May 21)*                 10,536         --            652       11,188
   Franklin Large Cap Growth Securities (Pinnacle(TM))                           65    (10,520)         2,753       (7,702)
   Franklin Mutual Shares Securities (Pinnacle(TM))                           5,117    (34,332)         9,628      (19,587)
   Templeton Foreign Securities (Pinnacle(TM))                                   15    (32,156)        (3,391)     (35,532)
   Templeton Growth Securities (Pinnacle(TM))                                 2,429    (19,486)          (455)     (17,512)
   Van Kampen LIT Comstock (Pinnacle(TM))                                       200    (12,119)          (949)     (12,868)


SEE ACCOMPANYING NOTE.

* - 2007 inception date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

           Statements of Changes in Net Assets (Unaudited) (continued)

                    For the Periods Ended September 30, 2007


                                                                           INCCREASE (DECCREASE) IN NET ASSETS FROM OPERATIONS:
                                                                      --------------------------------------------------------------
                                                                                                      Change in net    Net increase
                                                                                                        unrealized      (decrease)
                                                                                       Net realized   appreciation     in net assets
                                                                                       gain (loss)    (depreciation)     resulting
                                                                      Net investment    on sale of      during the         from
                             Division                                 income (loss)    investments      period          operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
   Van Kampen LIT Strategic Growth (Pinnacle(TM))                     $       (1,352)  $      2,013   $      18,114    $     18,775
   Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))                      (1,221)       219,159         140,188         358,126
NON-AFFILIATED CLASS A:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                                     509         17,549         (15,546)          2,512
   DWS VIT Small Cap Index VIP (Pinnacle(TM))                                  7,756        266,512        (209,930)         64,338
NON-AFFILIATED CLASS B:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                                     129         61,910         (50,994)         11,045
   DWS Small Cap Index VIP (Pinnacle V(TM)) (May 21)*                             (9)           (19)            (59)            (87)

                                                                                          INCREASE (DECREASE) IN NET ASSETS
                                                                                          FROM CONTRACT RELATED TRANSACTIONS
                                                                      -------------------------------------------------------------


                                                                      Contributions     Contract     Net transfers
                                                                          from        terminations       among        Contract
                                                                        contract          and         investment     maintenance
                             Division                                    holders        benefits        options        charges
--------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
   Van Kampen LIT Strategic Growth (Pinnacle(TM))                     $          --   $    (21,728)  $           7   $       (41)
   Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))                        750       (317,733)        211,009          (408)
NON-AFFILIATED CLASS A:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                                    108        (30,797)         (1,048)          (46)
   DWS VIT Small Cap Index VIP (Pinnacle(TM))                                   962       (215,342)        (69,369)         (650)
NON-AFFILIATED CLASS B:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                                  9,225        (55,352)        (60,080)         (326)
   DWS Small Cap Index VIP (Pinnacle V(TM)) (May 21)*                         2,221           (193)          3,300            --

                                                                                      INCREASE (DECREASE) IN NET ASSETS
                                                                                      FROM CONTRACT RELATED TRANSACTIONS
                                                                          ----------------------------------------------------------
                                                                          Net Increase
                                                                          (decrease) in
                                                                           net assets
                                                                          from contract
                                                                             related
                             Division                                     transactions
---------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
   Van Kampen LIT Strategic Growth (Pinnacle(TM))                         $     (21,762)
   Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))                       (106,382)
NON-AFFILIATED CLASS A:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                                    (31,783)
   DWS VIT Small Cap Index VIP (Pinnacle(TM))                                  (284,399)
NON-AFFILIATED CLASS B:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                                   (106,533)
   DWS Small Cap Index VIP (Pinnacle V(TM)) (May 21)*                             5,328







                                                                            increase       Net assets     Net assets,
                                                                          (decrease) in   beginning of      end of
                             Division                                      net assets        period         period
---------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
   Van Kampen LIT Strategic Growth (Pinnacle(TM))                         $      (2,987)  $    135,088    $   132,101
   Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))                        251,744      1,220,230      1,471,974
NON-AFFILIATED CLASS A:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                                    (29,271)       196,795        167,524
   DWS VIT Small Cap Index VIP (Pinnacle(TM))                                  (220,061)     2,222,232      2,002,171
NON-AFFILIATED CLASS B:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                                    (95,488)       582,374        486,886
   DWS Small Cap Index VIP (Pinnacle V(TM)) (May 21)*                             5,241             --          5,241

                                                                                         UNIT TRANSACTIONS
                                                                          ------------------------------------------------



                                                                                                                 Increase
                                                                            Units       Units        Units      (decrease)
                             Division                                     purchased   redeemed    transferred    in units
--------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
   Van Kampen LIT Strategic Growth (Pinnacle(TM))                                --     (1,478)             1       (1,477)
   Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))                         21     (9,096)         5,567       (3,508)
NON-AFFILIATED CLASS A:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                                      7     (1,983)           (65)      (2,041)
   DWS VIT Small Cap Index VIP (Pinnacle(TM))                                    56    (12,889)        (2,894)     (15,727)
NON-AFFILIATED CLASS B:
   DWS Small Cap Index VIP (Pinnacle IV(TM))                                    597     (3,682)        (3,739)      (6,824)
   DWS Small Cap Index VIP (Pinnacle V(TM)) (May 21)*                           214        (20)           344          538


SEE ACCOMPANYING NOTE.

* - 2007 inception date of division.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

              Note to Financial Statements (Unaudited) (continued)

                               September 30, 2007

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Integrity Life Insurance Company ("Integrity"), a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"), established Separate Account II (the "Separate Account") on May 21, 1992, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

The accompanying unaudited financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States (GAAP), and with the instructions to Article 3 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2007 are not necessarily indicative of the results that may be expected for the year ended December 31, 2007. These unaudited financial statements should be read in conjunction with the Company's annual audited financial statements as of December 31, 2006, included in its Form N-4 filed with the United States Securities and Exchange Commission.

The Separate Account investment divisions are invested in shares of the corresponding investment portfolios ("Funds"): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds"), Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"), J.P. Morgan Series Trust II Portfolios ("JP Morgan Funds"), DeutscheWS (formally Scudder) VIP Funds ("DWS Funds"), Touchstone Variable Series Trust ("Touchstone Funds"), Van Kampen Universal Institutional Funds Portfolios ("Van Kampen UIF Funds") and the Van Kampen Life Investment Trust Portfolios ("Van Kampen LIT Funds"). The Fidelity VIP Funds are "series" type mutual funds managed by Fidelity Management and Research Company. The investment advisers of the Franklin Resources, Inc., are various affiliates of Franklin Templeton, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Investment

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

              Note to Financial Statements (Unaudited) (continued)

                               September 30, 2007


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Counsel, LLC, and Templeton Global Advisors Limited. J.P. Morgan Investment Management, Inc. is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Van Kampen Asset Management manages the Van Kampen UIT Funds.

In May 2007, the funds managed by Massachusetts Financial Services Variable Insurance Trust Funds ("MFS Funds") and Putnam Variable Trust Funds ("Putnam VT Funds") were liquidated and closed.

STATUTORY-BASIS FINANCIAL STATEMENTS
(UNAUDITED)

Integrity Life Insurance Company
Nine - Month Period Ended September 30, 2007

                        Integrity Life Insurance Company

                Statutory-Basis Financial Statements (unaudited)


                  Nine - Month Period Ended September 30, 2007


                                    CONTENTS


Financial Statements (unaudited)

Balance Sheet as of September 30, 2007 (unaudited) (Statutory-Basis)..........1
Statements of Operations for the nine-month period ended
       September 30, 2007 and 2006 (unaudited) (Statutory-Basis)..............2
Statement of Changes in Capital and Surplus for the nine-month period ended September 30, 2007 (unaudited)  (Statutory-Basis)................3
Statements of Cash Flow for the nine-month period ended
       September 30, 2007 and 2006 (unaudited) (Statutory-Basis)..............4
Note to Unaudited Financial Statements (Statutory-Basis)......................5

                        Integrity Life Insurance Company

                   Balance Sheet (Statutory-Basis) (unaudited)


                                                               SEPTEMBER 30
                                                                   2007
                                                            --------------------
                                                              (in thousands)
ADMITTED ASSETS Cash and invested assets:
    Debt securities                                                 $ 1,321,146
    Preferred and common stocks                                         184,949
    Investment in common stock of subsidiary                            138,306
    Mortgage loans                                                       55,073
    Policy loans                                                        114,981
    Cash, cash equivalents and short-term investments                    10,274
    Receivable for securities                                            11,190
    Other invested assets                                                98,317
                                                            --------------------
Total cash and invested assets                                        1,934,236

Investment income due and accrued                                        23,549
Premiums deferred and uncollected                                           100
Net deferred tax asset                                                   27,120
Receivables from parent, subsidiaries and affiliates                      4,879
Other admitted assets                                                     9,215
Separate account assets                                               2,488,276
                                                            --------------------
Total admitted assets                                               $ 4,487,375
                                                            ====================



LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                     $ 1,553,767
      Policy and contract claims                                             48
      Deposits on policies to be issued                                   6,526
                                                            --------------------
    Total policy and contract liabilities                             1,560,341

    General expense due and accrued                                         836
    Transfer to separate accounts due and accrued (net)                 (20,800)
    Asset valuation reserve                                              50,104
    Other liabilities                                                    41,661
    Separate account liabilities                                      2,488,276
                                                            --------------------
Total liabilities                                                     4,120,418

Capital and surplus:
    Common stock, $2 par value, 1,500 shares
      authorized, issued and outstanding                                  3,000
    Paid-in surplus                                                     405,795
    Accumulated deficit                                                 (41,838)
                                                            --------------------
Total capital and surplus                                               366,957
                                                            --------------------
Total liabilities and capital and surplus                           $ 4,487,375
                                                            ====================

See accompanying note.

                        Integrity Life Insurance Company

             Statements of Operations (Statutory-Basis) (unaudited)

                                                                                            NINE - MONTH PERIOD
                                                                                             ENDED SEPTEMBER 30
                                                                                           2007                    2006
                                                                                     -----------------------------------
                                                                                      (in thousands)
Premiums and other revenues:
    Premiums and annuity considerations                                                     $ 279,545         $ 449,104
    Net investment income                                                                      76,951            74,958
    Considerations for supplementary contracts with life contingencies                          2,184               997
    Amortization of the interest maintenance reserve                                           (1,601)             (898)
    Reserve adjustments on reinsurance ceded                                                 (181,654)         (114,062)
    Fees from management of separate account mutual funds                                       9,713             9,699
    Other revenues                                                                              3,730             3,903
                                                                                     -----------------------------------
Total premiums and other revenues                                                             188,868           423,701

Benefits paid or provided:
    Death benefits                                                                              8,124             5,404
    Annuity benefits                                                                           56,702            48,171
    Surrender benefits                                                                        266,298           275,672
    Payments on supplementary contracts                                                         1,440             1,385
    Other benefits                                                                              1,548             1,430
    Increase (decrease) in policy reserves and other policyholders' funds                      17,704           (28,907)
                                                                                     -----------------------------------
Total benefits paid or provided                                                               351,816           303,155

Insurance expenses and other deductions:
    Commissions                                                                                16,128            23,316
    Commissions and expenses on reinsurance assumed                                                98               100
    General expenses                                                                           14,056            13,879
    Net transfers to (from) separate accounts                                                (202,730)           71,933
    Other deductions                                                                            3,832              (287)
                                                                                     -----------------------------------
Total insurance expenses and other deductions                                                (168,616)          108,941
                                                                                     -----------------------------------

Gain (loss) from operations before federal income tax expense
    (benefit) and net realized capital gains (losses)                                           5,668            11,605
Federal income tax expense (benefit), excluding tax
    on capital gains                                                                           (1,493)          (26,742)
                                                                                     -----------------------------------
Gain (loss) from operations before net realized capital
    gains (losses)                                                                              7,161            38,347
Net realized capital gains or (losses) (excluding gains (losses) transferred to
    IMR and capital gains tax)                                                                 22,908            44,265
                                                                                     -----------------------------------
Net income (loss)                                                                           $  30,069         $  82,612
                                                                                     ===================================


See accompanying note.

                        Integrity Life Insurance Company

    Statement of Changes in Capital and Surplus (Statutory-Basis) (unaudited)

                  Nine - Month Period Ended September 30, 2007


                                                           COMMON                 PAID-IN           ACCUMULATED       TOTAL CAPITAL
                                                            STOCK                 SURPLUS             DEFICIT          AND SURPLUS
                                                   --------------------------------------------------------------------------------
                                                                                   (in thousands)
Balance, January 1, 2007                                       $ 3,000           $ 405,795           $ (70,422)          $ 338,373

Net income                                                           -                   -              30,069              30,069
Change in net deferred income tax asset                              -                   -             (21,380)            (21,380)
Net change in unrealized loss on investments
    (net of deferred taxes of $3,146)                                -                   -               3,391               3,391
Net change in nonadmitted
    assets and related items                                         -                   -              16,258              16,258
Change in asset valuation reserve                                    -                   -              (3,945)             (3,945)
Change in surplus in separate accounts                               -                   -               4,191               4,191
                                                   --------------------------------------------------------------------------------
Balance, September 30, 2007                                    $ 3,000           $ 405,795           $ (41,838)          $ 366,957
                                                   ================================================================================


See accompanying note.

                        Integrity Life Insurance Company

              Statements of Cash Flow (Statutory-Basis) (unaudited)

                                                                                             NINE - MONTH PERIOD
                                                                                             ENDED SEPTEMBER 30
                                                                                          2007                 2006
                                                                                  ------------------------------------------
                                                                                               (in thousands)
CASH FROM OPERATIONS:
    Premiums collected net of reinsurance                                                    $ 278,745            $ 472,186
    Net investment income received                                                              72,373               70,451
    Benefits paid                                                                             (518,504)            (464,256)
    Net transfers from (to) separate accounts                                                  149,890              (43,045)
    Commissions and expense paid                                                               (34,383)             (41,284)
    Other, net                                                                                  22,985               51,761
                                                                                  ------------------------------------------
    Net cash from (for) operations                                                             (28,894)              45,813

CASH FROM INVESTMENTS:
    Proceeds from investments sold, matured or repaid:
       Debt securities                                                                         840,849              750,469
       Stocks                                                                                   97,865               71,149
       Mortgage loans                                                                              722                1,870
       Other invested assets                                                                    17,772                1,420
       Miscellaneous proceeds                                                                    8,025                5,900
                                                                                  ------------------------------------------
    Net proceeds from investments sold, matured or repaid                                      965,233              830,808

    Cost of investments acquired:
       Debt securities                                                                         836,648              705,795
       Common stocks                                                                            50,217               60,722
       Mortgage loans                                                                           12,074                6,273
       Other invested assets                                                                    30,372               66,922
       Miscellaneous applications                                                                1,440                  337
                                                                                  ------------------------------------------
    Total cost of investments acquired                                                         930,751              840,049

    Net change in policy and other loans                                                         1,470               (3,186)
                                                                                  ------------------------------------------
    Net cash from (for) investments                                                             35,952              (12,427)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
    Borrowed money                                                                             (54,971)               5,977
    Net deposits on deposit-type contract funds and other insurance liabilities                    339                1,003
    Other cash applied                                                                         (15,215)              15,596
                                                                                  ------------------------------------------
    Net cash from (for) financing and miscellaneous sources                                    (69,847)              22,576
                                                                                  ------------------------------------------


    Net change in cash, cash equivalents and short-term investments                            (62,789)              55,962
    Cash, cash equivalents and short-term investments:
       Beginning of period                                                                      73,063               14,807
                                                                                  ------------------------------------------
       End of period                                                                         $  10,274            $  70,769
                                                                                  ==========================================

    See accompanying note.

                        Integrity Life Insurance Company

           Note to Financial Statements (Statutory-Basis) (unaudited)



1. BASIS OF PRESENTATION

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of Ohio and currently licensed in 46 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company's wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in eight states and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

The accompanying unaudited financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (statutory-basis) and with the instructions to Article 3 of Regulation S-X. These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). In addition, these financial statements do not include all of the information and footnotes required by statutory-basis accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2007 are not necessarily indicative of the results that may be expected for the year ended December 31, 2007. These unaudited financial statements should be read in conjunction with the Company's annual audited financial statements as of December 31, 2006, included in its Form N-4 filed with the United States Securities and Exchange Commission.

STATUTORY-BASIS FINANCIAL STATEMENTS
AND SCHEDULES

Integrity Life Insurance Company
Years Ended December 31, 2006, 2005 and 2004

                        Integrity Life Insurance Company

               Statutory-Basis Financial Statements and Schedules

                  Years Ended December 31, 2006, 2005 and 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm.......................1

Financial Statements

Balance Sheets (Statutory-Basis)..............................................2
Statements of Operations (Statutory-Basis)....................................3
Statements of Changes in Capital and Surplus (Statutory-Basis)................4
Statements of Cash Flow (Statutory-Basis).....................................5
Notes to Financial Statements (Statutory-Basis)...............................6

Financial Statement Schedules (Statutory-Basis)

Schedule I - Summary of Investments - Other Than Investments in
   Related Parties...........................................................35
Schedule III - Supplementary Insurance Information...........................36
Schedule IV - Reinsurance....................................................37

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Integrity Life Insurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2006.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


Cincinnati, Ohio
April 9, 2007

                        Integrity Life Insurance Company

                        Balance Sheets (Statutory-Basis)

                                                                                         DECEMBER 31
                                                                                   2006              2005
                                                                            -------------------------------------
                                                                              (in thousands)
ADMITTED ASSETS
Cash and invested assets:
    Debt securities                                                                $ 1,324,042       $ 1,375,338
    Preferred and common stocks                                                        246,555           184,128
    Investment in common stock of subsidiary                                           129,074            98,327
    Mortgage loans                                                                      44,011            19,898
    Policy loans                                                                       116,450           111,260
    Cash, cash equivalents and short-term investments                                   73,063             3,207
    Receivable for securities                                                           16,295             1,265
    Other invested assets                                                               79,827                 -
                                                                            -------------------------------------
Total cash and invested assets                                                       2,029,317         1,793,423

Investment income due and accrued                                                       20,920            20,238
Premiums deferred and uncollected                                                         (515)           (1,278)
Net deferred tax asset                                                                  30,745            22,201
Receivables from parent, subsidiaries and affiliates                                     4,799            79,769
Other admitted assets                                                                    4,455             6,334
Separate account assets                                                              2,559,276         2,296,273
                                                                            -------------------------------------
Total admitted assets                                                              $ 4,648,997       $ 4,216,960
                                                                            =====================================



LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                    $ 1,494,654       $ 1,523,922
      Liability for deposit-type contracts                                              41,506            40,178
      Policy and contract claims                                                            48                43
      Deposits on policies to be issued                                                  7,012             1,624
                                                                            -------------------------------------
    Total policy and contract liabilities                                            1,543,220         1,565,767

    General expense due and accrued                                                        780             5,053
    Current federal income taxes payable                                                 9,907                 -
    Transfer to separate accounts due and accrued (net)                                 32,040           (26,327)
    Asset valuation reserve                                                             46,159            32,808
    Other liabilities                                                                   64,272            58,567
    Borrowed money and interest                                                         54,970            48,198
    Separate account liabilities                                                     2,559,276         2,296,273
                                                                            -------------------------------------
Total liabilities                                                                    4,310,624         3,980,339

Capital and surplus:
    Common stock, $2 par value, 1,500 shares
      authorized, issued and outstanding                                                 3,000             3,000
    Paid-in surplus                                                                    405,795           405,795
    Accumulated deficit                                                                (70,422)         (172,174)
                                                                            -------------------------------------
Total capital and surplus                                                              338,373           236,621
                                                                            -------------------------------------
Total liabilities and capital and surplus                                          $ 4,648,997       $ 4,216,960
                                                                            =====================================

See accompanying notes.

                        Integrity Life Insurance Company

                   Statements of Operations (Statutory-Basis)

                                                                                           YEAR ENDED DECEMBER 31
                                                                                  2006              2005              2004
                                                                            -----------------------------------------------------
                                                                                               (in thousands)
Premiums and other revenues:
    Premiums and annuity considerations                                             $ 554,848         $ 366,717        $ 323,923
    Net investment income                                                             101,533            97,542           90,612
    Considerations for supplementary contracts with life contingencies                  1,168             1,024              944
    Amortization of the interest maintenance reserve                                   (1,259)             (383)             489
    Reserve adjustments on reinsurance ceded                                         (150,270)         (116,379)        (109,667)
    Fees from management of separate account mutual funds                              12,988            15,512           15,504
    Other revenues                                                                      5,122             4,135            3,827
                                                                            -----------------------------------------------------
Total premiums and other revenues                                                     524,130           368,168          325,632

Benefits paid or provided:
    Death benefits                                                                      3,404             6,782            5,162
    Annuity benefits                                                                   68,606            57,437           46,853
    Surrender benefits                                                                358,899           243,647          230,659
    Payments on supplementary contracts                                                 1,865             1,778            1,704
    Other benefits                                                                      2,021             2,008            1,333
    Increase (decrease) in policy reserves and other policyholders' funds             (28,583)           25,267          (11,175)
                                                                            -----------------------------------------------------
Total benefits paid or provided                                                       406,212           336,919          274,536

Insurance expenses and other deductions:
    Commissions                                                                        28,213            22,075           19,986
    Commissions and expenses on reinsurance assumed                                       139               153              153
    General expenses                                                                   18,924            21,747           20,605
    Net transfers to (from) separate accounts                                          55,274            (8,367)          12,136
    Other deductions                                                                    2,038               248             (702)
                                                                            -----------------------------------------------------
Total insurance expenses and other deductions                                         104,588            35,856           52,178
                                                                            -----------------------------------------------------

Gain (loss) from operations before federal income tax expense (benefit)
    and net realized capital gains (losses)                                            13,330            (4,605)          (1,082)
Federal income tax expense (benefit), excluding tax
    on capital gains                                                                  (26,122)                -              537
                                                                            -----------------------------------------------------
Gain (loss) from operations before net realized capital
    gains (losses)                                                                     39,452            (4,605)          (1,619)
Net realized capital gains or (losses) (excluding gains (losses)
    transferred to IMR and capital gains tax)                                          36,254            15,164           30,894
                                                                            -----------------------------------------------------
Net income (loss)                                                                    $ 75,706          $ 10,559         $ 29,275
                                                                            =====================================================


See accompanying notes.

                        Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory-Basis)

                  Years Ended December 31, 2006, 2005 and 2004

                                                           COMMON             PAID-IN         ACCUMULATED     TOTAL CAPITAL
                                                            STOCK             SURPLUS           DEFICIT        AND SURPLUS
                                                   ------------------------------------------------------------------------
                                                                               (in thousands)
Balance, January 1, 2004                                     $ 3,000         $ 305,795        $ (135,449)        $ 173,346

Net income                                                         -                 -            29,275            29,275
Change in net deferred income tax asset                            -                 -               835               835
Net change in unrealized loss on investments
    (net of deferred tax expense (benefit) of ($12,692))           -                 -           (42,333)          (42,333)
Net change in nonadmitted assets and related items                 -                 -           (17,608)          (17,608)
Change in asset valuation reserve                                  -                 -             9,765             9,765
Change in reserve on account of change
    in valuation basis                                             -                 -             2,200             2,200
Change in surplus in separate accounts                             -                 -           (10,485)          (10,485)
Capital Contribution                                               -           100,000                 -           100,000
                                                   ------------------------------------------------------------------------
Balance, December 31, 2004                                     3,000           405,795          (163,800)          244,995

Net income                                                         -                 -            10,559            10,559
Change in net deferred income tax asset                            -                 -           (48,903)          (48,903)
Net change in unrealized loss on investments
    (net of deferred tax expense (benefit) of ($2,950))            -                 -            (8,847)           (8,847)
Net change in nonadmitted assets and related items                 -                 -            51,470            51,470
Change in asset valuation reserve                                  -                 -             2,152             2,152
Change in reserve on account of change
    in valuation basis                                             -                 -            (3,483)           (3,483)
Change in surplus in separate accounts                             -                 -           (11,322)          (11,322)
                                                   ------------------------------------------------------------------------
Balance, December 31, 2005                                     3,000           405,795          (172,174)          236,621

Net income                                                         -                 -            75,706            75,706
Change in net deferred income tax asset                            -                 -           (46,973)          (46,973)
Net change in unrealized loss on investments
    (net of deferred tax expense (benefit) of $5,620)              -                 -            42,992            42,992
Net change in nonadmitted assets and related items                 -                 -            52,774            52,774
Change in asset valuation reserve                                  -                 -           (13,351)          (13,351)
Change in surplus in separate accounts                             -                 -            (9,396)           (9,396)
                                                   ------------------------------------------------------------------------
Balance, December 31, 2006                                   $ 3,000         $ 405,795         $ (70,422)        $ 338,373
                                                   ========================================================================


See accompanying notes.

                        Integrity Life Insurance Company

                    Statements of Cash Flow (Statutory-Basis)

                                                                                         YEAR ENDED DECEMBER 31
                                                                                2006               2005              2004
                                                                         -------------------------------------------------------
                                                                                             (IN THOUSANDS)
CASH FROM OPERATIONS:
    Premiums collected net of reinsurance                                         $ 555,169          $ 370,624        $ 336,225
    Net investment income received                                                   99,122             96,495           87,898
    Benefits paid                                                                  (584,185)          (434,381)        (392,866)
    Net transfers from (to) separate accounts                                       (11,775)            (3,863)          25,071
    Commissions and expense paid                                                    (53,701)           (44,312)         (40,749)
    Other, net                                                                       79,237             19,647           19,331
                                                                         -------------------------------------------------------
    Net cash from (for) operations                                                   83,867              4,210           34,910

CASH FROM INVESTMENTS:
    Proceeds from investments sold, matured or repaid:
      Debt securities                                                             1,178,471            743,601          746,426
      Stocks                                                                        102,074             24,649           88,211
      Mortgage loans                                                                  2,057              1,457              730
      Other invested assets                                                          12,445                  -            1,139
      Miscellaneous proceeds                                                            867              4,017           37,795
                                                                         -------------------------------------------------------
    Net proceeds from investments sold, matured or repaid                         1,295,914            773,724          874,301

    Cost of investments acquired:
      Debt securities                                                             1,123,131            816,674          844,051
      Common stocks                                                                 148,904             61,035           51,941
      Mortgage loans                                                                 26,171              5,832                -
      Other invested assets                                                          90,334                  -                -
      Miscellaneous applications                                                      3,440             11,889           18,440
                                                                         -------------------------------------------------------
    Total cost of investments acquired                                            1,391,980            895,430          914,432

    Net change in policy and other loans                                             (5,190)             2,480             (155)
                                                                         -------------------------------------------------------
    Net cash from (for) investments                                                (101,256)          (119,226)         (40,286)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
    Borrowed money                                                                    6,772             48,198           (6,943)
    Net deposits on deposit-type contract funds and other insurance liabilities       1,328              3,274            1,528
    Other cash applied                                                               79,145            (28,913)          77,092
                                                                         -------------------------------------------------------
    Net cash from (for) financing and miscellaneous sources                          87,245             22,559           71,677
                                                                         -------------------------------------------------------


    Net change in cash, cash equivalents and short-term investments                  69,856            (92,457)          66,301
    Cash, cash equivalents and short-term investments:
      Beginning of year                                                               3,207             95,664           29,363
                                                                         -------------------------------------------------------
      End of year                                                                  $ 73,063            $ 3,207         $ 95,664
                                                                         =======================================================


    See accompanying notes.

                        Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory-Basis)

                                December 31, 2006

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of Ohio and currently licensed in 46 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company's wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in eight states and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences follow.

INVESTMENTS

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

retrospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value. Factors management considers for each identified security include the following:

     - the length of time and the extent to which the fair value is below the book/adjusted carry value;

     - the financial condition and near term prospects of the issuer, including specific events that may affect its operations; and

     - the Company's intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

SUBSIDIARIES

The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

POLICY ACQUISITION COSTS

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted" (principally a portion of deferred tax assets), and other assets not specifically identified as an admitted asset within the NAIC's Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

PREMIUMS AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

REINSURANCE

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOW

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

                                                                                        DECEMBER 31

                                                                                  2006               2005
                                                                           ---------------------------------------
                                                                                       (in thousands)

Capital and surplus as reported in the accompanying statutory-basis
   financial statements                                                       $     338,373     $     236,621
Adjustments to customer deposits                                                   (123,540)          (93,734)
Adjustments to invested asset carrying values                                        67,958            63,249
Asset valuation reserve                                                              46,159            32,808
Value of insurance in force                                                          39,948            73,548
Deferred policy acquisition costs                                                    88,598            61,409
Deferred sales inducements                                                            8,173             4,738
Adjustments to investment in subsidiary excluding net unrealized gains
   (losses)                                                                         104,281           106,944
Western & Southern reinsurance                                                      (92,842)          (86,141)
Other                                                                               (14,204)           50,799
                                                                           ---------------------------------------
Stockholder's equity, GAAP basis                                              $     462,904     $     450,241
                                                                           =======================================


                                                                                YEAR ENDED DECEMBER 31
                                                                        2006             2005             2004
                                                                  ---------------------------------------------------
                                                                                    (in thousands)

Net income as reported in the accompanying statutory-basis
   financial statements                                              $      75,706    $      10,559    $      29,275
Deferred policy acquisition costs, net of amortization                      17,887            8,030            8,334
Deferred sales inducements, net of amortization                              1,595            1,576            1,116
Adjustments to customer deposits                                           (11,719)         (14,357)          (3,562)
Adjustments to invested asset carrying values at acquisition
   date                                                                      6,635            3,348            8,474
Amortization of value of insurance in force                                (11,230)         (19,671)         (14,370)
Amortization of interest maintenance reserve                                 1,259              383             (489)
Adjustments for realized investment gains/losses                           (11,535)          10,355          (18,066)
Adjustments for federal income taxes                                       (47,191)           1,674           (1,695)
Investment in subsidiary                                                     6,071           19,374           10,920
Income from modco reinsurance treaty                                        (6,700)          (1,914)          (3,222)
Other                                                                           33            1,108             (928)
                                                                  ---------------------------------------------------
Net income, GAAP basis                                               $      20,811    $      20,465    $      15,787
                                                                  ===================================================


                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other significant statutory accounting practices follow.

INVESTMENTS

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

     Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

     Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     There are no restrictions on non-affiliated common or preferred stocks.

     Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

     Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company's insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary's equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company's interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. These investments account for 100% of the Other Invested Assets shown on the balance sheets.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

PREMIUMS

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

POLICY RESERVES

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities purchased under the agreements as collateral. The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company's financial statements. There were $55.0 million and $48.2 million of mortgage-backed securities that were subject to the reverse repurchase agreements at December 31, 2006 and 2005, respectively.

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITIES LENDING

The Company has loaned $87.1 million and $62.5 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2006 and 2005, respectively. The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned. The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets. Unrestricted collateral is reflected in the asset section of the balance sheet with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral. Restricted collateral is not reflected on the balance sheets as an asset or a liability. The Company had $47.3 million and $52.5 million of unrestricted collateral and $41.9 and $11.6 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2006 and 2005, respectively.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for variable annuity contracts and market value adjustment annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

FEDERAL INCOME TAXES

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain prior year amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2006 financial statement presentation.

                        Integrity Life Insurance Company

2.  INVESTMENTS

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company's investments in debt securities are summarized as follows:

                                              BOOK/ ADJUSTED   GROSS UNREALIZED GROSS UNREALIZED
                                              CARRYING VALUE        GAINS            LOSSES          FAIR VALUE
                                            ------------------------------------------------------------------------
                                                                        (in thousands)

 At December 31, 2006:

  U.S. Treasury securities and obligations    $       32,116     $           5     $        (303)    $     31,818
    of U.S. government agencies
  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                            54,771               141              (582)          54,330
  Corporate securities/asset-backed

    securities                                       903,732            37,752           (18,410)         923,074
  Mortgage-backed securities                         333,423             4,254            (3,553)         334,124
                                            ------------------------------------------------------------------------
Total                                         $    1,324,042     $      42,152     $     (22,848)    $  1,343,346
                                            ========================================================================

 At December 31, 2005:

  U.S. Treasury securities and obligations
    of U.S. government agencies               $       26,721     $         131     $        (328)    $     26,524
  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                            29,666                27              (412)          29,281
  Corporate securities/asset-backed
    securities                                       935,725            54,514           (17,646)         972,593
  Mortgage-backed securities                         383,226             4,802            (4,327)         383,701
                                            ------------------------------------------------------------------------
Total                                         $    1,375,338     $      59,474     $     (22,713)    $  1,412,099
                                            ========================================================================


                        Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $66.0 million and $63.3 million, respectively, with an aggregate fair value of $71.7 and $71.4, respectively. Such holdings amount to 5.0% and 4.6%, respectively, of the Company's investments in debt securities and 1.4% and 1.5%, respectively, of the Company's total admitted assets as December 31, 2006 and 2005. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.


                                                UNREALIZED LOSSES LESS THAN OR   UNREALIZED LOSSES GREATER THAN 12
                                                      EQUAL TO 12 MONTHS                     MONTHS
                                               ----------------- ---------------- ---------------- -----------------
                                                  UNREALIZED                        UNREALIZED
                                                    LOSSES         FAIR VALUE         LOSSES          FAIR VALUE
                                               ----------------- ---------------- ---------------- -----------------
At December 31,2006:                                                     (in thousands)
  U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                      $    (303)     $     30,843    $          -       $          -
  Debt securities issued by states of the
     U.S. and political subdivisions of the
     states                                                -                 -            (582)            10,683
  Corporate securities/asset-backed
     securities                                       (3,231)          198,226         (15,179)           177,293
  Mortgage-backed securities                          (2,051)          166,060          (1,502)            85,473
                                               ----------------- --------------- ----------------- -----------------
Total                                              $  (5,585)     $    395,129    $    (17,263)      $    273,449
                                               ================= =============== ================= =================

Preferred stocks                                   $    (166)     $     12,756    $     (2,366)      $     21,253
                                               ================= =============== ================= =================
Common stocks, unaffiliated                        $    (306)     $      3,547    $          -       $          -
                                               ================= =============== ================= =================


                        Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)


                                                UNREALIZED LOSSES LESS THAN OR   UNREALIZED LOSSES GREATER THAN 12
                                                      EQUAL TO 12 MONTHS                       MONTHS
                                                --------------- ---------------- ---------------- ------------------
                                                  UNREALIZED                       UNREALIZED
                                                    LOSSES        FAIR VALUE         LOSSES          FAIR VALUE

                                                --------------- ---------------- ---------------- ------------------
At December 31, 2005:                                                     (in thousands)
 U.S. Treasury securities and obligation of
    U.S. government corporations and agencies     $      (328)  $      16,956     $         -      $          -
 Debt securities issued by states of the U.S.
    and political subdivisions of the states              (24)          3,076            (388)            7,957
 Corporate securities/asset-backed securities          (5,564)        307,749         (12,082)           97,286
 Mortgage-backed securities                            (3,902)        245,040            (425)           13,508
                                                --------------- ---------------- ---------------- ------------------
Total                                             $    (9,818)  $     572,821     $   (12,895)     $    118,751
                                                =============== ================ ================ ==================

Preferred stocks                                  $       (80)  $       6,829     $    (1,744)     $     20,369
                                                =============== ================ ================ ==================
Common stocks, unaffiliated                       $      (956)  $       8,928     $         -      $          -
                                                =============== ================ ================ ==================


Investments that are impaired at December 31, 2006 and 2005, for which an other-than-temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 3.6% and 3.5% of the amortized cost of these securities at December 31, 2006 and 2005, respectively. At December 31, 2006, there were a total of 223 securities held that are considered temporarily impaired, 97 of which have been impaired for 12 months or longer. At December 31, 2005, there were a total of 200 securities held that are considered temporarily impaired, 24 of which have been impaired for 12 months or longer.

                        Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

A summary of the cost or amortized cost and fair value of the Company's debt securities at December 31, 2006, by contractual maturity, is as follows:

                                    COST OR AMORTIZED        FAIR VALUE
                                          COST

                                  --------------------------------------------
                                                (in thousands)

Years to maturity:

   One or less                          $     43,464           $    43,645
   After one through five                    162,580               165,226
   After five through ten                    247,773               237,178
   After ten                                 536,802               563,173
   Mortgage-backed securities                333,423               334,124
                                  --------------------------------------------

Total                                   $  1,324,042           $ 1,343,346
                                  ============================================

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2006, 2005 and 2004 were $487.8 million, $264.2 million, and $98.8 million; gross gains of $9.4 million, $9.8 million, and $15.0 million, and gross losses of $7.9 million, $4.2 million, and $1.6 million were realized on those sales, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are follows for the years ended December 31:

                                                                  2006                 2005                 2004
                                                           ------------------- --------------------- -------------------
                                                                                  (in thousands)

Realized capital gains (losses)                                 $ 3,074              $ 11,545             $ 18,440
Less amount transferred to IMR                                   (6,631)               (3,704)             (13,200)
Less federal income taxes of realized capital gains             (26,549)                   85                  746
                                                           ------------------- --------------------- -------------------
Net realized capital gains (losses)                             $ 36,254             $ 15,164             $ 30,894
                                                           =================== ===================== ===================


                        Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

Unrealized gains and losses on investment in common stocks, and non-affiliated common stock of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those are as follows:

                                                 COST        GROSS UNREALIZED  GROSS UNREALIZED      FAIR VALUE
                                                                  GAINS             LOSSES

                                          --------------------------------------------------------------------------
                                                                       (in thousands)

At December 31, 2006:

   Preferred stocks                          $     143,446     $       2,549     $      (2,532)     $     143,463
                                          ==========================================================================

   Common stocks, unaffiliated               $      24,260     $      79,155     $        (306)     $     103,109
   Common stock of subsidiaries
      and affiliates                               123,125             5,949                 -            129,074
                                          --------------------------------------------------------------------------
                                             $     147,385     $      85,104     $        (306)     $     232,183
                                          ==========================================================================

At December 31, 2005:

   Preferred stocks                          $      99,387     $         850     $      (1,824)     $      98,413
                                          ==========================================================================

   Common stocks, unaffiliated               $      21,949     $      63,748     $        (956)     $      84,741
   Common stock of subsidiaries
      and affiliates                               123,125                 -           (24,798)            98,327
                                          --------------------------------------------------------------------------
                                             $     145,074     $      63,748     $     (25,754)     $     183,068
                                          ==========================================================================


Proceeds from the sales of investments in equity securities during 2006, 2005 and 2004 were $48.6 million, $24.4 million, and $82.7 million; gross gains of $1.9 million, $7.7 million, and $21.4 million and gross losses of $0.7 million, $0.6 million, and $13.1 million were realized on those sales in 2006, 2005 and 2004, respectively.

                        Integrity Life Insurance Company

           Notes to Financial Statements (Statutory-Basis) (continued)

Net investment income consisted of the following for the years ended December
31:

                                                                      2006              2005               2004
                                                                ----------------- ------------------ -----------------
                                                                                   (in thousands)

 Debt securities                                                $        72,393   $        79,584    $        77,290
 Equity securities                                                       13,598             5,812              3,519
 Mortgage loans                                                           2,226             1,302              1,350
 Policy loans                                                             8,839             8,602              8,752
 Cash, cash equivalents and short-term investments                        3,022             3,832              1,034
 Other invested assets                                                      128                 -                 27
 Other                                                                    2,814               (53)               118
                                                                ----------------- ------------------ -----------------
Gross investment income                                                 103,020            99,079             92,090
Investment expenses                                                       1,487             1,537              1,478
                                                                ----------------- ------------------ -----------------
Net investment income                                           $       101,533   $        97,542    $        90,612
                                                                ================= ================== =================


The Company's investments in mortgage loans principally involve commercial loans. At December 31, 2006, 44.8% of such mortgages involved properties located in California and Kentucky. Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $19.7 million. During 2006, the respective maximum and minimum lending rates for mortgage loans issued were 6.07% and 11.75%. At the issuance of a loan, the percentage of any one loan to value of security is exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2006, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2006, the Company did not reduce interest rates on any outstanding mortgages.

3. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Fair values for cash, cash equivalents and short-term investments approximate cost.

                        Integrity Life Insurance Company

3. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair value of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts.

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The Company does not believe it is practicable to estimate the fair value of policy loans because the loans have no stated maturity and are an integral part of the related insurance contracts.

The carrying amounts and fair values of the Company's significant financial instruments follow.

                                                     DECEMBER 31, 2006                  DECEMBER 31, 2005
                                           -----------------------------------------------------------------------
                                                 CARRYING           FAIR            CARRYING           FAIR
                                                  AMOUNT            VALUE            AMOUNT            VALUE

                                           -----------------------------------------------------------------------
                                                                        (In thousands)

    Assets:

    Debt securities                        $   1,324,042    $   1,343,346     $   1,375,338    $   1,412,099
    Preferred stocks                             143,446          143,463            99,387           98,413
    Non-affiliated common stocks                  24,620          103,109            84,741           84,741
    Mortgage loans                                44,011           45,100            19,898           21,409
    Policy loans                                 116,450          116,450           111,260          111,260
    Cash and short-term investments               73,063           73,063             3,207            3,207
    Separate account assets                    2,559,276        2,559,276         2,296,273        2,296,273

    Liabilities:
     Life and annuity reserves for
    investment-type contracts and deposit
    fund liabilities                       $   1,253,500    $   1,424,600     $   1,285,498    $   1,494,307
     Separate accounts annuity reserves        2,499,100        2,446,400         2,250,614        2,208,247


                        Integrity Life Insurance Company

4. RELATED PARTY TRANSACTIONS

Western and Southern, Fort Washington and IFS perform certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, investment functions, policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services and personnel functions. During 2006, the Company paid $11.9 million, $1.3 million and $6.1 million to Western and Southern, Ft. Washington, and IFS, respectively. During 2005, the Company paid $1.2 million and $1.1 million to Western and Southern and Ft. Washington, respectively, and received $10.8 million from National Integrity relating to these services. During 2004, the Company paid $0.8 million and $1.1 million to Western and Southern and Ft. Washington, respectively, and received $10.8 million from National Integrity relating to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

The Company received $100.0 million in capital contributions from Western and Southern during 2004. The 2004 capital contribution was in the form of cash. During 2004, the Company recorded $25.0 million in capital contributions to National Integrity. The capital contributions were in the form of cash. There were no capital contributions in 2006 and 2005.

In 2005, the Company participated in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in "other assets" on the balance sheets, was $74.8 million at December 31, 2005. The Company did not participate in a short-term investment pool with its affiliates at December 31, 2006.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2006.

The Company has entered into a reinsurance agreement with Western and Southern. See Note 5 for further description.

                        Integrity Life Insurance Company

5. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The Company has a modified coinsurance agreement with Western and Southern, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows for the years ended December 31:

                                                      2006                     2005                    2004
                                             ------------------------------------------------------------------------
                                                                         (in thousands)

Direct premiums                              $      560,068           $      381,600          $      334,558
Assumed premiums

   Affiliates                                             -                        -                       -
   Non-affiliates                                       185                      190                     201
Ceded premiums
   Affiliates                                        (3,009)                 (12,615)                 (8,142)
   Non-affiliates                                    (2,396)                  (2,458)                 (2,694)
                                             ------------------------ ----------------------- -----------------------
Net premiums                                 $      554,848           $      366,717          $      323,923
                                             ======================== ======================= =======================


The Company's ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

                                                 2006              2005               2004
                                           -----------------------------------------------------
                                                            (in thousands)

Benefits paid or provided:
  Affiliates                                     156,555           127,447            117,750
  Non-affiliates                                   4,048             5,573              4,276
Policy and contract liabilities:
  Affiliates                                           -                 -                  -
  Non-affiliates                                  12,320            15,903             17,888


                        Integrity Life Insurance Company

5. REINSURANCE (CONTINUED)

In 2006 and 2005, respectively, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2006, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2006, if all reinsurance ceded agreements were cancelled.

6. FEDERAL INCOME TAXES

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a payable to Western and Southern in the amount of $9.9 million at December 31, 2006.

The components of other tax-related carryovers for the Company are as follows:

                                                        CARRYOVER           EXPIRATION DATES
                                                  ------------------------------------------------
                                                                  (in thousands)
General business credit carryover                 $             338           2007 - 2009
Foreign tax credit carryover                                    145              2008
Alternative minimum tax (AMT)
  credit carryover                                            2,459           Indefinitely
Capital loss carryover                                       63,214           2007 - 2010


The change in net deferred income taxes is comprised of the following:

                                                                 DECEMBER 31
                                                          2006                2005                  CHANGE
                                                   -----------------------------------------------------------------
                                                                            (in thousands)

Total deferred tax assets                              $ 79,539            $ 124,413                  $    (44,874)

Total deferred tax liabilities                          (30,019)             (22,300)                       (7,719)


                                                   -----------------------------------------------------------------
Net deferred tax asset (liability)                     $ 49,520            $ 102,113                  $    (52,593)
                                                   =========================================
Tax effect of unrealized gains (losses)                                                                     (5,620)
                                                                                            ------------------------
Change in net deferred income taxes                                                                   $    (46,973)
                                                                                            ========================


                        Integrity Life Insurance Company

6. FEDERAL INCOME TAXES (CONTINUED)

Non-admitted deferred tax assets increased (decreased) by $(61.1) million and $(54.1) million for the years ended December 31, 2006 and 2005, respectively.

Current income taxes incurred for the years ended December 31, consist of the following major components:

                                                                          YEAR ENDED DECEMBER 31
                                                               2006                2005                2004
                                                        ------------------------------------------------------------
                                                                              (in thousands)
Federal income tax expense on operating gain            $            (566)    $      (5,775)      $        (4,646)
Federal income tax expense on capital gains                       (9,436)           (35,460)              3,772
Capital loss carryforward utilized                               (17,113)            35,545              (3,026)
NOL carryforward adjustment                                      (25,556)             8,022               5,069
Prior year over/under accrual                                          -             (2,247)                114
                                                        ------------------------------------------------------------
Current federal income tax incurred                     $        (52,671)     $          85       $       1,283
                                                        ============================================================


The main components of the deferred tax amounts at December 31, are as follows:

                                                                                       2006              2005
                                                                                 ------------------ ----------------
                                                                                           (in thousands)

Deferred tax assets:

   Reserves                                                                                $16,860          $16,180
   Debt securities/stocks                                                                   15,109           25,209
   Deferred policy acquisition costs                                                         6,515            5,462
   Capital loss carryover                                                                   22,125           39,238
   Tax credit carryovers                                                                     2,942            2,942
   Fixed assets and other assets                                                                97              212
   Net operating loss carryover                                                                  -           16,843
   Acquisition related goodwill                                                              1,095            1,244
   Deferred hedge losses                                                                     1,618            1,851
   Reserve strengthening                                                                     5,311            6,799
   Reinsurance ceded                                                                         7,507            7,507
   Other                                                                                       360              927
                                                                                 ------------------ ----------------
Total deferred tax assets                                                                   79,539          124,413
   Nonadmitted deferred tax assets                                                          18,775           79,912
                                                                                 ------------------ ----------------
Admitted deferred tax assets                                                                60,764           44,501

Deferred tax liabilities:

   Stocks /debt securities deferred future gains                                            27,889           22,259
   Separate account                                                                          2,130               41
                                                                                 ------------------ ----------------
Total deferred tax liabilities                                                              30,019           22,300
                                                                                 ------------------ ----------------
Net admitted deferred income tax assets                                                    $30,745          $22,201
                                                                                 ================== ================


                        Integrity Life Insurance Company

6. FEDERAL INCOME TAXES (CONTINUED)

The Company's federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

                                       2006                          2005                            2004
                             -------------------------------------------------------------------------------------------
                                 AMOUNT       TAX EFFECT       AMOUNT        TAX EFFECT        AMOUNT      TAX EFFECT
                             -------------------------------------------------------------------------------------------
                                                                   (in thousands)

Gain (loss) from operations
  before federal income tax
  expense                      $   13,330    $     4,665   $   (4,605)   $    (1,612)   $      (1,082)     $    (379)

Book over tax reserves              5,415          1,895       23,782          8,323          (27,779)        (9,722)

Net DAC adjustment                  3,052          1,068        1,998            699            1,524            533
Deferred & uncollected
  premium                           (764)           (267)      (1,380)          (483)           6,396          2,238
Separate account adjustments     (15,363)         (5,377)     (12,605)        (4,411)          (3,043)        (1,065)
Deferred hedge losses               (661)           (231)        (660)          (231)            (661)          (231)
Acquisition related
goodwill                            (427)           (149)        (426)          (149)            (427)          (149)

IMR amortization                   1,259             441          383            134             (489)          (171)
Reserve strengthening             (4,255)         (1,489)     (22,626)        (7,919)          13,235          4,632
Dividends received deduction      (3,288)         (1,151)      (3,438)        (1,203)          (2,798)          (979)

Other                                 82              29        3,078          1,077            1,849            647
                             ------------------------------------------------------------------------------------------
Taxable income (loss)           $ (1,620)     $     (566)  $  (16,499)   $    (5,775)   $     (13,275)     $  (4,646)
                             ==========================================================================================


As of December 31, 2006, the Company had a balance of $1.7 million in its policyholder surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

                        Integrity Life Insurance Company

7. REGULATORY MATTERS

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2006 and 2005, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. The Company may not pay any dividends during 2007 without prior approval.

8. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company's financial position or results of operations

At December 31, 2006, the Company does not have any material lease agreements for office space or equipment.

                        Integrity Life Insurance Company

9. ANNUITY RESERVES

At December 31, 2006, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                    AMOUNT             PERCENT
                                                                             ---------------------------------------
                                                                                (in thousands)

Subject to discretionary withdrawal (with adjustment):

   With market value adjustment                                              $      1,515,089              40%
   At book value less surrender charge of 5% or more                                  219,873               6
   At fair value                                                                      884,487              23
                                                                             ---------------------------------------
Total with adjustment or at market value                                            2,619,449              69
Subject to discretionary withdrawal (without adjustment) at book value with
   minimal or no charge or adjustment                                                 357,622              10
Not subject to discretionary withdrawal                                               787,132              21
                                                                             ---------------------------------------
Total annuity reserves and deposit fund liabilities (before reinsurance)            3,764,203             100%
                                                                                                  ==================
Less reinsurance ceded                                                                (11,562)
                                                                             ----------------------
Net annuity reserves and deposit fund liabilities                            $      3,752,641
                                                                             ======================


Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

                        Integrity Life Insurance Company

10. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include indexed products (i.e. equity-indexed annuities) and non-indexed products and options (i.e. guaranteed rate options and systematic transfer options). The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options currently offered within the Company's variable annuity products provide the death benefits listed below for variable annuities. The Company's equity-indexed annuities provide participation in the S&P 500 price index.

The Company's nonguaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value and an additional death benefit ranging from 25% to 40% of the gain in the contract. Assets held in separate accounts are carried at estimated fair values.

                        Integrity Life Insurance Company

10. SEPARATE ACCOUNTS (CONTINUED)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2006, is as follows:

                                      SEPARATE ACCOUNTS WITH GUARANTEES
                             ----------------------------------------------------
                                                NONINDEXED
                                              GUARANTEED LESS     NONINDEXED
                                              THAN / EQUAL TO  GUARANTEED MORE    NONGUARANTEED
                                 INDEXED            4%               THAN 4%      SEPARATE ACCOUNTS     TOTAL
                             ---------------------------------------------------------------------------------------
                                                                 (in thousands)

Premiums, deposits and other
   considerations            $         -       $   82,581    $     303,542        $   62,800         $   448,923
                             =======================================================================================

Reserves for separate
   accounts with assets at
   fair value                $     4,437       $  543,901    $   1,066,305        $  900,213         $ 2,514,856
                             =======================================================================================

Reserves for separate
   accounts by withdrawal
   characteristics:
    Subject to discretionary
      withdrawal (with
      adjustment):
         With market value
           adjustment        $       -         $  470,290    $   1,043,935       $      -            $ 1,514,225
         At book value
           without market
           value adjustment
           and with current
           surrender charge
           of 5% or more              21           73,611           22,369              -                 96,001
         At fair value               -               -                -              900,213             900,213
         At book value
           without market
           value adjustment
           and with current
           surrender charge
           of less than 5%         4,354             -                -                 -                  4,354
                             ---------------------------------------------------------------------------------------
     Subtotal                      4,375          543,901        1,066,304           900,213           2,514,793
     Not subject to
       discretionary
       withdrawal                     63             -                 -                -                     63
                             ---------------------------------------------------------------------------------------
Total separate accounts
   liabilities               $     4,438        $ 543,901     $  1,066,304       $   900,213         $ 2,514,856
                             =======================================================================================


                        Integrity Life Insurance Company

10. SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2006, is presented below:

                                                                                                       2006

                                                                                                --------------------
                                                                                                  (in thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts
Statement:

     Transfers to separate accounts                                                             $      448,923
     Transfers from separate accounts                                                                 (368,905)
                                                                                                --------------------
Net transfers to separate accounts                                                                      80,018

Reconciling adjustments:

      Policy deductions and other expense reported elsewhere in the statement of
      operations                                                                                       (15,348)
     Other changes in surplus in separate account statement                                             (9,396)
                                                                                                --------------------

Transfers as reported in the Summary of Operations of the Company                               $        55,274
                                                                                                ====================


                        Integrity Life Insurance Company

11. DIRECT PREMIUMS WRITTEN BY MANAGING GENERAL AGENTS/THIRD PARTY
ADMINISTRATORS

The Company issued business through the following managing general agents in 2006:

        NAME AND ADDRESS               EIN          EXCLUSIVE    TYPE OF BUSINESS    AUTHORITY          TOTAL
                                                     CONTRACT         WRITTEN         GRANTED     PREMIUMS WRITTEN
--------------------------------------------------------------------------------------------------------------------
                                                                                                   (In thousands)

Ann Arbor Annuity Exchange
45 Research Drive
Ann Arbor, MI  48103                 38-2929874         No        Fixed Annuities Writing premium     $ 31,939
AXA Network LLC
4251 Crums Mill Road
Harrisburg, PA 17112                 06-1555494         No        Fixed Annuities Writing premium     $ 24,633
BISYS Insurance Services
4250 Crums Mill Road
Harrisburg, PA 17112                 23-2232460         No        Fixed Annuities Writing premium     $ 18,928
Insource Inc.
10401 N Meridian St
Suite 200
Indianapolis, IN 46290               35-1738936         No        Fixed Annuities Writing premium     $ 21,025
Signature Financial Services
550 Pinetown Rd., Suite 208
Ft. Washington, PA 19034             23-2590623         No        Fixed Annuities Writing premium     $ 28,134
Zenith Marketing Group
303 West Main Street
Suite 200
Freehold, NJ 07728                   22-3397490         No        Fixed Annuities Writing Premium     $ 18,700


The aggregate remaining premiums written by other managing general agents for 2006 were $197.4 million.

Financial Statement Schedules (Statutory-Basis)

                 FINANCIAL STATEMENT SCHEDULES (STATUTORY-BASIS)

                        Integrity Life Insurance Company

       Summary of Investments - Other Than Investments in Related Parties

                                 (in thousands)

                                December 31, 2006

Schedule I

                                                                                                  Amount at which shown in
Type of Investment                                        Cost (1)            Market Value          the Balance Sheet
--------------------------------------------------------------------------------------------------------------------------
Debt Securities
Bonds:
United States government and government
  agencies and authorities                                $    32,116                 $ 31,818                $    32,116
States, municipalities and political subdivision              142,361                  139,393                    142,361
Foreign governments                                                 -                        -                          -
Public utilities                                              124,321                  127,855                    124,321
All other corporate bonds                                   1,025,244                1,044,280                  1,025,244
Preferred stocks                                              143,446                  143,463                    143,446
                                                        --------------     --------------------    -----------------------
Total fixed maturities                                      1,467,488                1,486,809                  1,467,488

Equity securities
Common stocks:
Public utilities                                                  154                      185                        185
Banks, trust and insurance                                      4,090                   53,637                     53,637
Industrial, miscellaneous and all other                        20,016                   49,287                     49,287
                                                        --------------     --------------------    -----------------------
Total equity securities                                        24,260                  103,109                    103,109

Mortgage loans on real estate                                  44,011                                              44,011
Real estate                                                         -                                                   -
Policy loans                                                  116,450                                             116,450
Other long-term investments                                    27,501                                              27,501
Cash, cash equivalents and short-term investment               73,063                                              73,063
                                                        --------------                             -----------------------
Total investments                                         $ 1,752,772                                         $ 1,831,622
                                                        ==============                             =======================


(1) Origianl cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

                        Integrity Life Insurance Company

                       Supplementary Insurance Information
                                 (in thousands)

SCHEDULE III

                                                                                          Benefits
                                                                                        Claims Losses
                             Future Policy             Policy and                Net         and        Other
                             Benefits and  Unearned     Contract    Premium   Investment  Settlement   Operating  Premiums
                               Expenses    Premiums    Liabilites   Revenue     Income*    Expenses    Expenses*   Written
                              ---------------------------------------------------------------------------------------------
Year ended December 31, 2006
Individual life                 $ 273,559        $ -         $ 5       $ 261   $ 27,559    $ 15,809     $ 1,559
Individual health                       -          -           -           -          -           -           -          -
Group life and health              22,845          -           -           -      1,393        (151)        112          -
Annuity                         1,198,250          -          43     555,755     72,581     390,554      17,253
                              ------------ ----------  ---------- ----------- ----------  ---------- -----------
                              $ 1,494,654        $ -        $ 48   $ 556,016  $ 101,533   $ 406,212    $ 18,924
                              ============ ==========  ========== =========== ==========  ========== ===========

YEAR ENDED DECEMBER 31, 2005
Individual life                 $ 269,057        $ -         $ 6       $ 216   $ 26,290     $ 8,146     $ 1,868
Individual health                       -          -           -           -          -           -           -          -
Group life and health              23,721          -           -           -      1,356        (153)        137          -
Annuity                         1,231,144          -          37     367,525     69,896     328,926      19,742
                              ------------ ----------  ---------- ----------- ----------  ---------- -----------
                              $ 1,523,922        $ -        $ 43   $ 367,741   $ 97,542   $ 336,919    $ 21,747
                              ============ ==========  ========== =========== ==========  ========== ===========

YEAR ENDED DECEMBER 31, 2004
Individual life                 $ 274,510        $ -         $ 6       $ 666   $ 25,293     $ 6,825     $ 1,860
Individual health                       -          -           -           -          -           -           -          -
Group life and health              24,841          -           -           -      1,329         800         143          -
Annuity                         1,196,861          -          72     324,201     63,990     266,911      18,602
                              ------------ ----------  ---------- ----------- ----------  ---------- -----------
                              $ 1,496,212        $ -        $ 78   $ 324,867   $ 90,612   $ 274,536    $ 20,605
                              ============ ==========  ========== =========== ==========  ========== ===========


*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                        Integrity Life Insurance Company

                                   Reinsurance
                                 (in thousands)

SCHEDULE IV

                                                                         ASSUMED FROM                       PERCENTAGE OF
                                                           CEDED TO          OTHER              NET         AMOUNT ASSUMED
                                        GROSS AMOUNT    OTHER COMPANIES    COMPANIES           AMOUNT           TO NET
                                      --------------------------------------------------------------------  --------------
YEAR ENDED DECEMBER 31, 2006
Life insurance in force                     $ 595,603        $ 367,646          $ 37,322        $ 265,279            14%
                                      ================  ===============   ===============  ===============  =============
Premiums:
Individual life                             $   2,156        $   2,080          $    185        $     261            71%
Individual health                                   -                -                 -                -              -
Group life and health                               -                -                 -                -              -
Annuity                                       559,080            3,325                 -          555,755             0%
                                      ----------------  ---------------   ---------------  ---------------  -------------
                                            $ 561,236        $   5,405          $    185        $ 556,016             0%
                                      ================  ===============   ===============  ===============  =============
YEAR ENDED DECEMBER 31, 2005
Life insurance in force                     $ 621,705        $ 451,349          $ 41,047        $ 211,403            19%
                                      ================  ===============   ===============  ===============  =============
Premiums:
Individual life                             $   2,099        $   2,073          $    190        $     216            88%
Individual health                                   -                -                 -                -              -
Group life and health                               -                -                 -                -              -
Annuity                                       380,525           13,000                 -          367,525             0%
                                      ----------------  ---------------   ---------------  ---------------  -------------
                                            $ 382,624        $  15,073          $    190        $ 367,741             0%
                                      ================  ===============   ===============  ===============  =============
YEAR ENDED DECEMBER 31, 2004
Life insurance in force                     $ 656,897        $ 489,208          $ 44,005        $ 211,694            21%
                                      ================  ===============   ===============  ===============  =============
Premiums:
Individual life                             $   2,128          $ 1,663          $    201        $     666            30%
Individual health                                   -                -                 -                -              -
Group life and health                               -                -                 -                -              -
Annuity                                       333,374            9,173                 -          324,201             0%
                                      ----------------  ---------------   ---------------  ---------------  -------------
                                            $ 335,502         $ 10,836          $    201        $ 324,867             0%
                                      ================  ===============   ===============  ===============  =============


STATUTORY-BASIS FINANCIAL STATEMENTS
(UNAUDITED)

The Western and Southern Life Insurance Company
Nine - Month Period Ended September 30, 2007

                 The Western and Southern Life Insurance Company

                Statutory-Basis Financial Statements (unaudited)

                  Nine - Month Period Ended September 30, 2007

                                    CONTENTS

Financial Statements (unaudited)

Balance Sheet as of September 30, 2007 (unaudited) (Statutory-Basis)..........1
Statements of Operations for the nine-month period ended
     September 30, 2007 and 2006(unaudited) (Statutory-Basis).................2
Statement of Changes in Capital and Surplus for the nine-month period ended September 30, 2007 (unaudited) (Statutory-Basis)............3
Statements of Cash Flow for the nine-month period ended
     September 30, 2007 and 2006 (unaudited) (Statutory-Basis)................4
Note to Unaudited Financial Statements (Statutory-Basis)......................5

                 The Western and Southern Life Insurance Company

                   Balance Sheet (Statutory-Basis) (unaudited)

                                                                                                        SEPTEMBER 30
                                                                                                            2007
                                                                                                     -------------------
                                                                                                       (in thousands)
ADMITTED ASSETS
Cash and invested assets:
    Debt securities                                                                                         $ 3,296,828
    Preferred and common stocks                                                                               2,480,753
    Investments in common stocks of subsidiaries                                                              1,535,279
    Mortgage loans                                                                                               53,889
    Policy loans                                                                                                160,176
    Real estate:
      Properties held for the production of income                                                               42,881
      Properties occupied by the Company                                                                         31,316
    Cash, cash equivalents and short-term investments                                                            27,682
    Receivable for securities                                                                                    10,438
    Other invested assets                                                                                       597,192
                                                                                                     -------------------
Total cash and invested assets                                                                                8,236,434

Investment income due and accrued                                                                                62,042
Premiums deferred and uncollected                                                                                60,098
Current federal income taxes recoverable                                                                          6,540
Receivables from parent, subsidiaries and affiliates                                                             14,829
Other admitted assets                                                                                             6,990
Separate account assets                                                                                         839,372
                                                                                                     -------------------
Total admitted assets                                                                                       $ 9,226,305
                                                                                                     ===================



LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                                             $ 2,565,101
      Accident and health reserves                                                                              270,505
      Liability for deposit-type contracts                                                                      243,283
      Policy and contract claims                                                                                 46,711
      Dividends payable to policyholders                                                                         50,735
      Premiums received in advance                                                                                6,095
                                                                                                     -------------------
    Total policy and contract liabilities                                                                     3,182,430

    General expense due and accrued                                                                             232,610
    Net deferred tax liability                                                                                  352,915
    Asset valuation reserve                                                                                     329,398
    Interest maintence reserve                                                                                   43,281
    Other liabilities                                                                                           312,897
    Liability for post retirement benefits other than pensions                                                  222,881
    Separate account liabilities                                                                                839,372
                                                                                                     -------------------
Total liabilities                                                                                             5,515,784

Capital and surplus:
    Common stock, $1 par value, 1,000 shares
      authorized, issued and outstanding                                                                          1,000
    Paid-in surplus                                                                                               5,000
    Accumulated surplus                                                                                       3,704,521
                                                                                                     -------------------
Total capital and surplus                                                                                     3,710,521
                                                                                                     -------------------
Total liabilities and capital and surplus                                                                   $ 9,226,305
                                                                                                     ===================

See accompanying note.

                 The Western and Southern Life Insurance Company

             Statements of Operations (Statutory-Basis) (unaudited)

                                                                                          NINE - MONTH PERIOD
                                                                                           ENDED SEPTEMBER 30
                                                                                         2007             2006
                                                                                    ---------------------------------
                                                                                             (in thousands)
Premiums and other revenues:
    Premiums and annuity considerations                                                   $ 270,547        $ 278,866
    Net investment income                                                                   273,808          230,738
    Considerations for supplementary contracts with life contingencies                            -                8
    Amortization of the interest maintenance reserve                                          5,142            6,671
    Other revenues                                                                               78               29
                                                                                    ---------------------------------
Total premiums and other revenues                                                           549,575          516,312

Benefits paid or provided:
    Death benefits                                                                          148,892          151,185
    Annuity benefits                                                                         72,192           71,103
    Disability and accident and health benefits                                              19,928           19,785
    Surrender benefits                                                                      207,862          139,049
    Payments on supplementary contracts                                                          97               97
    Other benefits                                                                           12,188           13,197
    Increase (decrease) in policy reserves and other policyholders' funds                    23,235           15,079
                                                                                   ---------------------------------
Total benefits paid or provided                                                             484,394          409,495

Insurance expenses and other deductions:
    Commissions                                                                              35,143           34,389
    Commissions and expenses on reinsurance assumed                                          18,396           19,049
    General expenses                                                                        104,630          103,390
    Net transfers to (from) separate accounts                                               (29,610)         (28,637)
    Reserve adjustment on reinsurance assumed                                              (223,368)        (153,567)
    Other deductions                                                                         38,692           10,228
                                                                                    ---------------------------------
Total insurance expenses and other deductions                                               (56,117)         (15,148)
                                                                                    ---------------------------------

Gain (loss) from operations before dividends to policyholders, federal
    income tax expense and net realized capital gains (losses)                              121,298          121,965

Dividends to policyholders                                                                   43,219           44,057
                                                                                    ---------------------------------
Gain (loss) from operations before federal income tax expense
    and net realized capital gains (losses)                                                  78,079           77,908
Federal income tax expense (benefit), excluding tax
    on capital gains                                                                          2,893           29,377
                                                                                    ---------------------------------
Gain (loss) from operations before net realized capital
    gains (losses)                                                                           75,186           48,531
Net realized capital gains or (losses) (excluding gains (losses) transferred to
    IMR and capital gains tax)                                                               85,506           50,132
                                                                                    ---------------------------------
Net income (loss)                                                                         $ 160,692         $ 98,663
                                                                                    =================================


See accompanying note.

                 The Western and Southern Life Insurance Company

    Statement of Changes in Capital and Surplus (Statutory-Basis) (unaudited)

                  Nine - Month Period Ended September 30, 2007

                                                              COMMON               PAID-IN     ACCUMULATED            TOTAL CAPITAL
                                                               STOCK                SURPLUS      SURPLUS               AND SURPLUS
                                                      ----------------------------------------------------------------------------
                                                                                    (in thousands)
Balance, January 1, 2007                                         $ 1,000            $ 5,000        $ 3,509,012        $ 3,515,012

Net income                                                             -                  -            160,692            160,692
Change in net deferred income tax asset                                -                  -              8,602              8,602
Net change in unrealized gain on investments
    (net of deferred tax expense (benefit) of  ($61,132))              -                  -             11,177             11,177
Net change in nonadmitted
    assets and related items                                           -                  -              9,592              9,592
Change in asset valuation reserve                                      -                  -             18,578             18,578
Other changes, net                                                     -                  -            (13,132)           (13,132)
                                                      ----------------------------------------------------------------------------
Balance, September 30, 2007                                      $ 1,000            $ 5,000        $ 3,704,521        $ 3,710,521
                                                      ============================================================================


See accompanying note.

                 The Western and Southern Life Insurance Company

              Statements of Cash Flow (Statutory-Basis) (unaudited)

                                                                                             NINE - MONTH PERIOD
                                                                                             ENDED SEPTEMBER 30
                                                                                          2007                 2006
                                                                                  ------------------------------------------
                                                                                               (in thousands)
CASH FROM OPERATIONS:
    Premiums collected net of reinsurance                                                    $ 270,488            $ 278,382
    Net investment income received                                                             270,205              236,410
    Benefits paid                                                                             (424,685)            (354,724)
    Net transfers from (to) separate accounts                                                   29,610               28,637
    Commissions and expense paid (recovered)                                                     6,199              (61,567)
    Dividends paid to policyholders                                                            (32,947)             (32,614)
    Federal income taxes recovered (paid)                                                      (63,594)             (25,792)
                                                                                  ------------------------------------------
    Net cash from (for) operations                                                              55,276               68,732

CASH FROM INVESTMENTS:
    Proceeds from investments sold, matured or repaid:
       Debt securities                                                                       2,857,199            1,672,647
       Stocks                                                                                  745,485              419,811
       Mortgage loans                                                                            2,411               19,965
       Real estate                                                                               7,925               94,903
       Other invested assets                                                                    96,904               50,511
       Net gains (losses) on cash, cash equivalents and short-term investments                      69                    2
       Miscellaneous proceeds                                                                      668                  746
                                                                                  ------------------------------------------
    Net proceeds from investments sold, matured or repaid                                    3,710,661            2,258,585

    Cost of investments acquired:
       Debt securities                                                                       2,817,103            1,777,347
       Common stocks                                                                           820,876              441,717
       Real estate                                                                               1,037               24,341
       Other invested assets                                                                   255,429               79,894
       Miscellaneous applications                                                                7,977                   68
                                                                                  ------------------------------------------
    Total cost of investments acquired                                                       3,902,422            2,323,367

    Net change in policy and other loans                                                        (1,302)                 (26)
                                                                                  ------------------------------------------
    Net cash from (for) investments                                                           (193,063)             (64,808)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
    Borrowed money                                                                             (25,204)              (7,057)
    Net deposits on deposit-type contract funds and other insurance liabilities                 (2,285)              (2,161)
    Dividends paid to stockholder                                                              (28,750)                   -
    Other cash applied                                                                          42,990              (15,550)
                                                                                  ------------------------------------------
    Net cash from (for) financing and miscellaneous sources                                    (13,249)             (24,768)
                                                                                  ------------------------------------------


    Net change in cash, cash equivalents and short-term investments                           (151,036)             (20,844)
    Cash, cash equivalents and short-term investments:
       Beginning of period                                                                     178,718              178,978
                                                                                  ------------------------------------------
       End of period                                                                          $ 27,682            $ 158,134
                                                                                  ==========================================


    See accompanying note.

                 The Western and Southern Life Insurance Company

           Note to Financial Statements (Statutory-Basis) (unaudited)

1.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. Approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company, Columbus Life Insurance Company and Integrity Life Insurance Company. Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The accompanying unaudited financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (statutory-basis) and with the instructions to Article 3 of Regulation S-X. These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). In addition, these financial statements do not include all of the information and footnotes required by statutory-basis accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended September 30, 2007 are not necessarily indicative of the results that may be expected for the year ended December 31, 2007. These unaudited financial statements should be read in conjunction with the Company's annual audited financial statements as of December 31, 2006, included in its Form N-4 filed with the United States Securities and Exchange Commission.

STATUTORY-BASIS FINANCIAL STATEMENTS
AND SCHEDULES

The Western and Southern Life Insurance Company
Years Ended December 31, 2006, 2005 and 2004

                 The Western and Southern Life Insurance Company

              Statutory - Basis Financial Statements and Schedules

                  Years Ended December 31, 2006, 2005 and 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm.......................1

Financial Statements (Statutory-Basis)

Balance Sheets (Statutory-Basis)..............................................2
Statements of Operations (Statutory-Basis)....................................3
Statements of Changes in Capital and Surplus (Statutory-Basis)................4
Statements of Cash Flow (Statutory-Basis).....................................5
Notes to Financial Statements (Statutory-Basis)...............................6

Financial Statement Schedules (Statutory-Basis)

Schedule I - Summary of Investments - Other Than Investments
  in Related Parties.........................................................40
Schedule III - Supplementary Insurance Information...........................41
Schedule IV - Reinsurance....................................................42

             Report of Independent Registered Public Accounting Firm

The Board of Directors
The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2006.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2005 the Company adopted Statement of Statutory Accounting Principles No. 88, which changed its method of accounting for certain non-insurance subsidiaries, controlled, and affiliated entities.

Cincinnati, Ohio
April 9, 2007

                 The Western and Southern Life Insurance Company

                        Balance Sheets (Statutory-Basis)

                                                                                                    DECEMBER 31
                                                                                             2006                2005
                                                                                     -----------------------------------------
                                                                                                  (in thousands)
     ADMITTED ASSETS
     Cash and invested assets:
        Debt securities                                                                       $ 3,340,616         $ 2,998,184
        Preferred and common stocks                                                             2,574,789           2,157,755
        Investments in common stocks of subsidiaries                                            1,373,004           1,176,757
        Mortgage loans                                                                             56,300              76,891
        Policy loans                                                                              158,874             158,319
        Real estate:
           Properties held for the production of income                                            45,079              74,952
           Properties occupied by the Company                                                      31,943              31,963
           Properties held for sale                                                                 7,123                   -
        Cash, cash equivalents and short-term investments                                         178,718             140,778
        Receivable for securities                                                                   2,847               3,184
        Other invested assets                                                                     337,111             305,942
                                                                                     -----------------------------------------
        Total cash and invested assets                                                          8,106,404           7,124,725

     Investment income due and accrued                                                             57,605              51,988
     Premiums deferred and uncollected                                                             60,599              61,778
     Current federal income taxes recoverable                                                      12,627               5,936
     Receivables from parent, subsidiaries and affiliates                                          12,618             224,531
     Other admitted assets                                                                          6,494               8,616
     Separate account assets                                                                      841,255             792,361
                                                                                     -----------------------------------------
     Total admitted assets                                                                    $ 9,097,602         $ 8,269,935
                                                                                     =========================================

     LIABILITIES AND CAPITAL AND SURPLUS
     Liabilities:
        Policy and contract liabilities:
           Life and annuity reserves                                                          $ 2,555,385         $ 2,529,632
           Accident and health reserves                                                           256,046             238,917
           Liability for deposit-type contracts                                                   245,568             248,512
           Policy and contract claims                                                              46,240              50,728
           Dividends payable to policyholders                                                      40,463              39,408
           Premiums received in advance                                                             7,820               7,290
           Amounts held in escrow and unallocated premiums                                              -               1,765
                                                                                     -----------------------------------------
        Total policy and contract liabilities                                                   3,151,522           3,116,252

        General expense due and accrued                                                           237,668             212,896
        Current federal income taxes payable                                                       36,490              24,674
        Net deferred tax liability                                                                422,649             347,910
        Asset valuation reserve                                                                   347,976             310,943
        Interest maintenance reserve                                                               51,886              67,156
        Other liabilities                                                                         252,300              94,148
        Liability for postretirement benefits other than pensions                                 215,640             201,166
        Borrowed money and interest                                                                25,204              31,903
        Separate account liabilities                                                              841,255             792,361
                                                                                     -----------------------------------------
        Total liabilities                                                                       5,582,590           5,199,409

     Capital and surplus:
        Common stock, $1 par value, authorized 1,000
           shares, issued and outstanding 1,000 shares                                              1,000               1,000
        Paid-in surplus                                                                             5,000               5,000
        Accumulated surplus                                                                     3,509,012           3,064,526
                                                                                     -----------------------------------------
        Total capital and surplus                                                               3,515,012           3,070,526
                                                                                     -----------------------------------------
     Total liabilities and capital and surplus                                                $ 9,097,602         $ 8,269,935
                                                                                     =========================================

     See accompanying notes.

                 The Western and Southern Life Insurance Company

                   Statements of Operations (Statutory-Basis)

                                                                                              YEAR ENDED DECEMBER 31
                                                                                       2006            2005            2004
                                                                                  ------------------------------------------------
                                                                                                  (in thousands)
Premiums and other revenues:
    Premiums and annuity considerations                                                 $ 382,345       $ 394,386       $ 385,350
    Net investment income                                                                 349,338         345,193         314,006
    Considerations for supplementary contracts with life contingencies                          8              88              86
    Amortization of the interest maintenance reserve                                        8,777          10,431          11,463
    Reserve adjustments on reinsurance ceded                                                1,418           1,440           1,510
    Other revenues                                                                          1,191             385               -
                                                                                  ------------------------------------------------
Total premiums and other revenues                                                         743,077         751,923         712,415

Benefits paid or provided:
    Death benefits                                                                        200,578         201,918         195,931
    Annuity benefits                                                                       94,974          96,060          85,373
    Disability and accident and health benefits                                            26,194          28,799          31,837
    Surrender benefits                                                                    184,645         148,546         146,723
    Payments on supplementary contracts                                                       129             133             120
    Other benefits                                                                         16,939          23,850          17,747
    Increase (decrease) in policy reserves and other policyholders' funds                  42,881          35,382          44,323
                                                                                  ------------------------------------------------
Total benefits paid or provided                                                           566,340         534,688         522,054

Insurance expenses and other deductions:
    Commissions                                                                            46,821          48,857          54,514
    Commissions and expenses on reinsurance assumed                                        25,389          27,677          29,787
    General expenses                                                                      158,221         144,296         139,183
    Net transfers to (from) separate account                                              (39,254)        (37,728)        (37,030)
    Reserve adjustments on reinsurance assumed                                           (203,810)       (168,448)       (155,304)
    Other deductions                                                                       33,751           1,851          18,744
                                                                                  ------------------------------------------------
Total insurance expenses and other deductions                                              21,118          16,505          49,894
                                                                                  ------------------------------------------------

Gain (loss) from operations before dividends to policyholders, federal
    income tax expense, and net realized capital gains (losses)                           155,619         200,730         140,467

Dividends to policyholders                                                                 58,403          56,605          56,146
                                                                                  ------------------------------------------------
Gain (loss) from operations before federal income tax expense
    and net realized capital gains (losses)                                                97,216         144,125          84,321
Federal income tax expense (benefit), excluding tax
    on capital gains                                                                       32,278          19,262          17,305
                                                                                  ------------------------------------------------
Gain (loss) from operations before net realized capital
    gains (losses)                                                                         64,938         124,863          67,016
Net realized capital gains or (losses) (excluding gains (losses) transferred to
    IMR and capital gains tax)                                                             89,110          19,145         115,216
                                                                                  ------------------------------------------------

Net income (loss)                                                                       $ 154,048       $ 144,008       $ 182,232
                                                                                  ================================================


See accompanying notes.

                 The Western and Southern Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory-Basis)

                  Years Ended December 31, 2006, 2005 and 2004


                                                              COMMON            PAID-IN        ACCUMULATED           TOTAL CAPITAL
                                                               STOCK            SURPLUS          SURPLUS              AND SURPLUS
                                                 ----------------------------------------------------------------------------------
                                                                                   (in thousands)

Balance, January 1, 2004                                     $ 1,000              $ 5,000          $ 2,865,693         $ 2,871,693

Net income                                                         -                    -              182,232             182,232
Change in net deferred income tax asset                            -                    -              (27,981)            (27,981)
Net change in unrealized gains on investments
       (net of deferred tax expense (benefit)
        of ($75,031))                                              -                    -              (93,034)            (93,034)
Net change in nonadmitted assets
       and related items                                           -                    -              (21,365)            (21,365)
Change in asset valuation reserve                                  -                    -               11,358              11,358
Other changes, net                                                 -                    -                1,600               1,600
                                                 ----------------------------------------------------------------------------------
Balance, December 31, 2004                                     1,000                5,000            2,918,503           2,924,503


Net income                                                         -                    -              144,008             144,008
Change in net deferred income tax asset                            -                    -              (10,636)            (10,636)
Net change in unrealized gains on investments
       (net of deferred tax expense (benefit)
        of ($22,239))                                              -                    -                  725                 725
Net change in nonadmitted assets
       and related items                                           -                    -               (9,144)             (9,144)
Change in asset valuation reserve                                  -                    -                9,830               9,830
Cumulative effect of change in accounting
       principle                                                   -                    -                9,660               9,660
Other changes, net                                                 -                    -                1,580               1,580
                                                 ----------------------------------------------------------------------------------
Balance, December 31, 2005                                     1,000                5,000            3,064,526           3,070,526

Net income                                                         -                    -              154,048             154,048
Change in net deferred income tax asset                            -                    -               14,558              14,558
Net change in unrealized gains on investments
       (net of deferred tax expense (benefit)
        of $89,297)                                                -                    -              341,062             341,062
Net change in nonadmitted assets
       and related items                                           -                    -              (15,422)            (15,422)
Change in asset valuation reserve                                  -                    -              (37,033)            (37,033)
Dividends to stockholder                                           -                    -              (14,375)            (14,375)
Other changes, net                                                 -                    -                1,648               1,648
                                                 ----------------------------------------------------------------------------------
Balance, December 31, 2006                                   $ 1,000              $ 5,000          $ 3,509,012         $ 3,515,012
                                                 ==================================================================================


See accompanying notes.

                 The Western and Southern Life Insurance Company

                    Statements of Cash Flow (Statutory-Basis)

                                                                                               YEAR ENDED DECEMBER 31
                                                                                     2006               2005             2004
                                                                              ------------------------------------------------------
                                                                                                 (in thousands)
CASH FROM OPERATIONS:
    Premiums collected net of reinsurance                                              $ 381,876          $ 396,553       $ 382,952
    Net investment income received                                                       347,345            396,914         316,185
    Benefits paid                                                                       (480,249)          (510,409)       (441,420)
    Net transfers from (to) separate accounts                                             39,254             37,728          37,030
    Commissions and expense paid                                                         (83,838)          (103,148)       (108,366)
    Dividends paid to policyholders                                                      (57,347)           (56,896)        (59,345)
    Federal income taxes recovered (paid)                                                (59,876)           (51,819)        (33,394)
                                                                              ------------------------------------------------------
    Net cash from operations                                                              87,165            108,923          93,642

CASH FROM INVESTMENTS:
    Proceeds from investments sold, matured or repaid:
      Debt securities                                                                  2,928,114          1,402,305       1,163,001
      Stocks                                                                             660,888            325,561         372,824
      Mortgage loans                                                                      20,592             59,850          24,953
      Real estate                                                                         94,903                  -          29,236
      Other invested assets                                                               92,983             92,737          92,154
      Net gains (losses) on cash, cash equivalents and short-term investments                 24                  -               -
      Miscellaneous proceeds                                                                 163              1,543          31,905
                                                                              ------------------------------------------------------
    Net proceeds from investments sold, matured or repaid                              3,797,667          1,881,996       1,714,073

    Cost of investments acquired:
      Debt securities                                                                 (3,288,681)        (1,652,288)     (1,030,066)
      Stocks                                                                            (768,097)          (366,169)       (463,953)
      Mortgage loans                                                                           -             (3,366)              -
      Real estate                                                                        (25,261)            (2,549)        (32,769)
      Other invested assets                                                             (100,519)           (58,848)       (111,348)
      Miscellaneous applications                                                          (2,651)           (16,925)          1,416
                                                                              ------------------------------------------------------
    Total cost of investments acquired                                                (4,185,209)        (2,100,145)     (1,636,720)

    Net change in policy and other loans                                                    (555)               (25)            (19)
                                                                              ------------------------------------------------------
    Net cash from (for) investments                                                     (388,097)          (218,174)         77,334

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
    Borrowed money                                                                        (6,699)            31,903          (4,861)
    Net deposits on deposit-type contract funds and other insurance liabilities           (2,944)          (112,642)              -
    Other cash provided (applied)                                                        348,515             32,929         (36,484)
                                                                              ------------------------------------------------------
    Net cash from (for) financing and miscellaneous sources                              338,872            (47,810)        (41,345)
                                                                              ------------------------------------------------------

    Net change in cash, cash equivalents and short-term investments                       37,940           (157,061)        129,631
    Cash, cash equivalents and short-term investments:
      Beginning of year                                                                  140,778            297,839         168,208
                                                                              ------------------------------------------------------
      End of year                                                                      $ 178,718          $ 140,778       $ 297,839
                                                                              ======================================================


    See accompanying notes.

                 The Western and Southern Life Insurance Company

                 Notes to Financial Statements (Statutory-Basis)

                                December 31, 2006


1.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. Approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company, Columbus Life Insurance Company and Integrity Life Insurance Company. Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans and short-term investments. Invested assets of $2,522.0 million and $2,527.5 million were allocated to the Closed Block as of December 31, 2006 and 2005, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences follow.

INVESTMENTS

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the retrospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value. Factors management considers for each identified security include the following:

     - the length of time and the extent to which the fair value is below the book/adjusted carry value;

     - the financial condition and near term prospects of the issuer, including specific events that may affect its operations; and

     - the Company's intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

SUBSIDIARIES

The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

POLICY ACQUISITION COSTS

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted" (principally the prepaid pension asset and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as an admitted asset within the NAIC's Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

PREMIUMS AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

REINSURANCE

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

EMPLOYEE BENEFITS

For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

POLICYHOLDER DIVIDENDS

Policyholder dividends are recognized when declared rather than over the term of the related policies.

STATEMENTS OF CASH FLOW

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

                                                                           2006                       2005
                                                                 -------------------------- --------------------------
                                                                                   (in thousands)
Capital and surplus as reported in the accompanying
 statutory-basis financial statements                                $        3,515,012        $         3,070,526
Deferred policy acquisition costs                                               231,547                    228,328
Policy reserves                                                                  85,666                     83,059
Asset valuation and interest maintenance reserves                               399,862                    378,099
Employee benefit plans                                                          419,527                    437,564
Income taxes                                                                   (295,768)                  (290,859)
Net unrealized gain on available-for-sale securities                             98,676                    145,693
Subsidiary equity                                                               520,406                    608,372
Policyholder dividend obligation                                               (171,636)                  (202,855)
Subsidiary reinsurance recoverable                                              188,528                    192,533
Other, net                                                                       34,042                     17,065
                                                                 -------------------------- --------------------------
Stockholder's equity, GAAP basis                                    $         5,025,862        $         4,667,525
                                                                 ========================== ==========================


                                                          2006                     2005                      2004
                                                 ----------------------- ------------------------- -------------------------
                                                                              (in thousands)
Net income as reported in the
 accompanying statutory-basis financial
 statements                                          $          154,048      $          144,008               $   182,232
Deferred policy acquisition costs                                 1,611                   7,225                     8,874
Policy reserves                                                     526                  (7,746)                      684
Employee benefit plans                                              921                   1,586                    (1,171)
Income taxes                                                     (5,962)                (40,455)                  (36,345)
Interest maintenance reserve                                    (15,270)                 (3,564)                  (11,378)
SAP vs. GAAP subsidiary income                                  142,689                 113,556                   115,140
Private equity adjustments                                       (3,228)                 23,701                       265
Other, net                                                        3,814                  11,486                     4,916
                                                 ----------------------- ------------------------- -------------------------
Net income, GAAP basis                                $         279,149       $         249,797         $         263,217
                                                 ======================= ========================= =========================


                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other significant statutory accounting practices follow.

INVESTMENTS

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

     Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

     Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     There are no restrictions on non-affiliated common or preferred stocks.

     Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

     Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries' equity is included in capital and surplus.

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Joint ventures, partnerships, and limited liability companies are carried at the Company's interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

PREMIUMS

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY RESERVES

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed principally on the net level premium method, with new policy issues beginning in 1989 computed on the Commissioner's Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                                                    PERCENTAGE OF RESERVES
                                                                              -----------------------------------
                                                                                    2006             2005
                                                                              -----------------------------------
Life insurance:
  1941 Commissioners Standard Ordinary, 2-1/4% - 3-1/2%                              12%              13%
  1941 Standard Industrial, 2-1/2% - 3-1/2%                                          16               17
  1958 Commissioners Standard Ordinary, 2-1/2% - 6%                                  30               31
  1980 Commissioners Standard Ordinary, 4% - 5-1/2%                                  32               29
  Other, 2% - 6%                                                                      6                6
                                                                              -----------------------------------
                                                                                     96               96
Other benefits (including annuities):
   Various, 2-1/2% - 8-1/4%                                                           4                4
                                                                              -----------------------------------
                                                                                    100%             100%
                                                                              ===================================


The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2006 and 2005, reserves of $58.8 million and $66.6 million, respectively, were recorded on inforce amounts of $2,262.6 million and $2,459.3 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the State of Ohio Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

POLICYHOLDERS' DIVIDENDS

The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2006 and 2005. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

                 The Western and Southern Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities sold under the agreements as collateral. The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company's financial statements. There were $25.2 million and $31.9 million of mortgage-backed securities that were subject to the agreements at December 31, 2006 and 2005, respectively.

SECURITIES LENDING

The Company loaned $329.1 million and $205.9 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2006 and 2005, respectively. The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned. The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets. Unrestricted collateral is reflected in the asset section of the balance sheet with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral. Restricted collateral is not reflected on the balance sheets as an asset or a liability. The Company had $324.9 million and $173.0 million of unrestricted collateral and $12.6 million and $38.2 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2006 and 2005, respectively.

SEPARATE ACCOUNT

The Company maintains a separate account, which holds all of the Company's pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company's

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

FEDERAL INCOME TAXES

The Company files a consolidated income tax return with its eligible subsidiaries. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement. Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer's fully vested and retiree group.

ACCOUNTING CHANGE

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46 (SSAP 88). SSAP 88 replaces SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and establishes guidance on how to value non-insurance subsidiaries, controlled and affiliated entities (SCA's). This statement requires SCA's involved in specified activities where 20% or more of the SCA's revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA's audited GAAP financial statements adjusted for specified GAAP to SAP differences. Investments in SCA's that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA. Upon adoption of SSAP 88, the Company recorded an increase to surplus of $9.7 million.

                 The Western and Southern Life Insurance Company

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain prior year amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2006 financial statement presentation.

                 The Western and Southern Life Insurance Company

2. INVESTMENTS

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company's investments in debt securities are summarized as follows:

                                              BOOK/ ADJUSTED   GROSS UNREALIZED   GROSS UNREALIZED
                                              CARRYING VALUE        GAINS              LOSSES          FAIR VALUE
                                            ------------------------------------------------------------------------
                                                                        (in thousands)
 At December 31, 2006:
  U.S. Treasury securities and obligations   $       209,019      $       2,495     $     (858)     $     210,656
    of U.S. government corporation and
    agencies
  Debt securities issued by states of the
    U.S. and political subdivisions of the            89,107                 23           (388)            88,742
    states
  Corporate securities/asset-backed
    securities                                     2,365,783            125,538         (23,107)        2,468,214
  Mortgage-backed securities                         676,707              6,076          (6,293)          676,490
                                            ------------------------------------------------------------------------
Total                                        $     3,340,616      $     134,132     $   (30,646)    $   3,444,102
                                            ========================================================================

 At December 31, 2005:
  U.S. Treasury securities and obligations
    of U.S. government corporation and
    agencies                                 $       225,103      $       4,848     $      (786)    $     229,165
  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                           113,925                266            (152)          114,039
  Corporate securities/asset-backed
    securities                                     2,082,301            161,527         (17,650)        2,226,178
  Mortgage-backed securities
                                                     576,855              8,434          (6,526)          578,763
                                            ------------------------------------------------------------------------
Total                                        $     2,998,184      $     175,075     $   (25,114)    $   3,148,145
                                            ========================================================================



                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

During 2006, the NAIC held discussions regarding the appropriate classification of certain securities on an insurer's balance sheet. These discussions were primarily focused on determining the appropriate charge for these securities in the Risk-Based Capital and Asset Valuation Reserve calculations. As a result of these discussions, the NAIC required that various securities be reclassified from debt securities to preferred stocks in the balance sheet. During 2006, the Company reclassified 2 securities held at December 31, 2005 with a book value of $11.3 million and a fair value of $11.1 million. The December 31, 2005 balances in these financial statements have not been adjusted to reflect the security reclassifications.

At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $132.7 million and $158.1 million, respectively, and an aggregate fair value of $147.9 million and $171.4 million, respectively. Such holdings amounted to 3.98% and 5.3%, respectively, of the Company's investments in debt securities and 1.46% and 1.9%, respectively, of the Company's total admitted assets as of December 31, 2006 and 2005. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                          UNREALIZED LOSSES LESS THAN OR       UNREALIZED LOSSES GREATER THAN 12
                                                 EQUAL TO 12 MONTHS                          MONTHS
                                        ------------------ ------------------ ------------------ -------------------
                                        UNREALIZED LOSSES     FAIR VALUE      UNREALIZED LOSSES      FAIR VALUE
                                        ------------------ ------------------ ------------------ -------------------
      At December 31, 2006:                                           (in thousands)
  U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies          $         (776)    $       118,683      $         (82)   $          2,920
  Debt securities issued by states of
     the U.S. and political
     subdivisions of the states                    (63)              7,987               (325)              8,250
  Corporate securities/asset-backed
     securities                                (11,278)            506,552            (11,829)            266,218
  Mortgage-backed securities                    (2,634)            282,494             (3,659)            138,551
                                        ------------------ ------------------ ------------------ -------------------
Total                                   $      (14,751)    $       915,716      $     (15,895)   $        415,939
                                        ================== ================== ================== ===================

Preferred stocks                        $       (1,025)    $        50,401      $        (665)   $         13,869
                                        ================== ================== ================== ===================
Common stocks, unaffiliated
                                        $       (8,452)    $        86,747      $            -   $              -
                                        ================== ================== ================== ===================

                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

                                           UNREALIZED LOSSES LESS THAN OR       UNREALIZED LOSSES GREATER THAN 12
                                                  EQUAL TO 12 MONTHS                          MONTHS
                                         ------------------ ------------------ ------------------ ------------------
                                         UNREALIZED LOSSES     FAIR VALUE      UNREALIZED LOSSES     FAIR VALUE
                                         ------------------ ------------------ ------------------ ------------------
At December 31, 2005:                                                 (in thousands)
 U.S. Treasury securities and
    obligation of U.S. government
    corporations and agencies            $         (466)    $     63,689       $        (319)      $     5,245
 Debt securities issued by states of
    the U.S. and political
    subdivisions of the states                     (152)             8,423                 -                 -
 Corporate securities/asset-backed
    securities                                  (15,832)           627,210            (1,819)           32,293
 Mortgage-backed securities                      (5,574)           288,056              (952)           21,484
                                         ------------------ ------------------ ------------------ ------------------
Total                                    $      (22,024)    $      987,378     $      (3,090)      $    59,022
                                         ================== ================== ================== ==================

Preferred stocks                         $         (334)    $       13,488     $           -                 -
                                         ================== ================== ================== ==================
Common stocks, unaffiliated              $    (19,144)      $      192,524     $           -       $         -
                                         ================== ================== ================== ==================


Investments that are impaired at December 31, 2006 and 2005, for which an other-than- temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities. The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 2.69% and 4.13% of the amortized cost of these securities at December 31, 2006 and 2005, respectively. At December 31, 2006, there were a total of 346 securities held that are considered temporarily impaired, 100 of which have been impaired for 12 months or longer. At December 31, 2005 there were a total of 309 securities held that are considered temporarily impaired, 18 of which have been impaired for 12 months or longer.

                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

A summary of the cost or amortized cost and fair value of the Company's debt securities at December 31, 2006, by contractual maturity, is as follows:

                                          COST OR
                                         AMORTIZED
                                           COST                  FAIR VALUE
                                  ----------------------------------------------
                                                  (in thousands)
 Years to maturity:
  One or less                        $      91,910             $      92,004
  After one through five                   305,148                   315,376
  After five through ten                   617,893                   618,037
  After ten                              1,648,958                 1,742,195
  Mortgage-backed securities               676,707                   676,490
                                  ----------------------------------------------
 Total                               $   3,340,616             $   3,444,102
                                  ==============================================

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2006, 2005 and 2004 were $2,477.8 million, $968.6 million, and $741.0 million; gross gains of $20.9 million, $22.7 million, and $14.9 million and gross losses of $20.2 million, $12.0 million, and $13.2 million were realized on these sales in 2006, 2005 and 2004, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

                                                             2006                 2005                   2004
                                                      ----------------------------------------------------------------
                                                                              (in thousands)
Realized capital gains (losses)                       $         115,425   $           35,773     $          126,008
Less amount transferred to IMR (net of
   related  taxes  (benefits)  of  ($3,496) in 2006,
   $3,698 in 2005, and $45 in 2004)                              (6,493)               6,867                     83
Less federal income tax expense
   (benefit) of realized capital gains
                                                                 32,808                9,761                 10,709
                                                      ------------------- ---------------------- ---------------------
Net realized capital gains (losses)                   $         89,110    $            19,145    $          115,216
                                                      =================== ====================== =====================


                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

Unrealized gains and losses on investments in common stocks and non-affiliated common stock of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

                                                                GROSS              GROSS
                                                              UNREALIZED         UNREALIZED
                                              COST              GAINS              LOSSES           FAIR VALUE
                                       -----------------------------------------------------------------------------
                                                                      (in thousands)
At December 31, 2006:
    Preferred stocks                   $          165,692       $      2,748    $      (1,690)   $       166,750
                                       =============================================================================


    Common stocks, unaffiliated        $          870,471       $  1,547,079    $      (8,453)   $     2,409,097
    Common stocks of subsidiaries
      and affiliates                              952,078            495,784          (74,858)         1,373,004
                                       -----------------------------------------------------------------------------
                                       $        1,822,549       $  2,042,863    $     (83,311)   $     3,782,101
                                       =============================================================================

At December 31, 2005:
    Preferred stocks                   $          112,694       $        413    $        (333)   $        112,774
                                       =============================================================================

    Common stocks, unaffiliated        $          739,358       $  1,324,847    $     (19,144)   $      2,045,061
    Common stocks of subsidiaries
      and affiliates                              940,038            329,843          (93,124)          1,176,757
                                       -----------------------------------------------------------------------------
                                       $        1,679,396       $  1,654,690    $    (112,268)   $      3,221,818
                                       =============================================================================


Proceeds from the sales of investments in equity securities during 2006, 2005 and 2004 were $550.3 million, $224.1 million, and $256.5 million; gross gains of $81.7 million, $34.9, and $48.8 million and gross losses of $18.4 million, $12.2 million, and $16.1 million were realized on these sales in 2006, 2005 and 2004, respectively.

                 The Western and Southern Life Insurance Company

2. INVESTMENTS (CONTINUED)

Net investment income consisted of the following for the years ended December
31:

                                                                      2006             2005              2004
                                                                ----------------- ---------------- -----------------
                                                                                  (in thousands)

 Debt securities                                                $       180,924   $       170,251  $    178,644
 Equity securities                                                       74,363            88,149           59,291
 Mortgage loans                                                           6,012            10,030           10,333
 Real estate                                                             22,848            27,374           27,284
 Policy loans                                                            10,168             9,995           10,163
 Cash, cash equivalents and short-term investments                       11,182            15,898            6,179
 Other invested assets                                                   48,521            50,473           48,798
 Other                                                                   21,836               760              852
                                                                ----------------- ---------------- -----------------
Gross investment income                                                 375,854           372,930          341,544
Investment expenses                                                      26,516            27,737           27,538
                                                                ----------------- ---------------- -----------------
Net investment income                                           $       349,338   $       345,193  $       314,006
                                                                ================= ================ =================


The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2006, 44.0% of such mortgages ($24.8 million) involved properties located in Ohio and Florida. Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $14.9 million. During 2006, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2006, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2006, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2006 were $94.9 million; gross gains of $50.4 million were realized on those sales. No gross losses where realized on the sales of real estate in 2006. There were no directly owned properties sold in 2005. Proceeds from the sales of real estate during 2004 were $29.2 million; gross gains of $3.2 million were realized on those sales. No gross losses where realized on the sales of real estate in 2004.

                 The Western and Southern Life Insurance Company

3.  FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Fair values for cash, cash equivalents and short-term investments approximate cost.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

The Company does not believe it is practicable to estimate the fair value of policy loans because the loans have no stated maturity and are an integral part of the related insurance contracts.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

The carrying amounts and fair values of the Company's significant financial instruments follow.

                                                      DECEMBER 31, 2006                  DECEMBER 31, 2005
                                           -----------------------------------------------------------------------
                                                 CARRYING           FAIR            CARRYING           FAIR
                                                  AMOUNT            VALUE            AMOUNT            VALUE
                                           -----------------------------------------------------------------------
                                                                        (in thousands)
    Assets:
    Debt securities                        $  3,340,616     $     3,444,102     $   2,998,184     $   3,148,145
    Preferred stocks                            165,692             166,750           112,694           112,774
    Non-affiliated common stocks                870,471           2,409,097           739,358         2,045,061
    Mortgage loans                               56,300              58,000            76,891           133,400
    Policy loans                                158,874             158,874           158,319           158,319
    Cash and short-term investments             178,718             178,718           140,778           140,778


                 The Western and Southern Life Insurance Company

4.   RELATED PARTY TRANSACTIONS

Intercompany fees for management services to Western-Southern Life Assurance Company and Columbus Life Insurance Company (Columbus Life), both wholly owned subsidiaries, included in net income of the Company were $57.3 million, $56.3, and $57.6 million, and $6.2 million, $6.6 million, and $6.5 million in 2006, 2005, and 2004, respectively.

The Company received payments of principal and interest under mortgage financing arrangements in the amount of $26.5 million, $49.4, and $33.5 million in 2006, 2005, and 2004, respectively, on behalf of certain partnerships in which the Company has an equity interest. The principal balance of the mortgage financing arrangements was $173.7 million and $191.3 million at December 31, 2006 and 2005, respectively.

At December 31, 2006 and 2005, the Company had $173.1 million and $150.9 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

In 2006, 2005, and 2004, respectively, the Company received dividends of $6.8 million, $4.0 million, and $4.6 million from various Touchstone Funds. In 2005, the Company received a dividend of $25.0 million from Columbus Life and a dividend of $1.1 million from Fort Washington Investment Advisors. No other dividends were received in 2004.

At December 31, 2006, the Company had a promissory note receivable for $4.8 million bearing interest at 6.0% outstanding from Fort Washington Investment Advisors, a wholly-owed subsidiary. The note receivable is classified as a debt security on the balance sheet and has a maturity date of December 31, 2011. Interest income from this note during 2006 was $0.4 million. The promissory note was issued in 2006.

At December 31, 2006 and 2005, the Company had promissory notes receivable for $7.1 million and $9.9 million, respectively, bearing interest at 7.0% outstanding from IFS Financial Services, a wholly-owned subsidiary. These notes are classified as debt securities on the balance sheets and have maturity dates of December 31, 2011. In 2006, IFS Financial Services paid-in full one of the promissory notes in the amount of $2.8 million. During 2006, 2005 and 2004 interest income recorded from the notes was $0.7 million, $0.7 million and $0.7 million, respectively.

At December 31, 2005, the Company had a promissory note receivable for $2.0 million bearing interest at 7.0% outstanding from Touchstone Advisors, an indirect wholly-owned subsidiary. The note receivable is classified as a debt security on the balance sheet. In 2006, the promissory note was paid off in full. During 2006, 2005 and 2004 interest income from the notes was $0.1 million, $0.1 million and $0.1 million, respectively.

                 The Western and Southern Life Insurance Company

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

The Company participated in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in "other invested assets" on the balance sheets, was $33.7 million at December 31, 2005. The Company did not participate in a short-term investment pool with its affiliates at December 31, 2006.

In 2006, the Company made a cash capital contribution of $3.0 million to Fort Washington Savings Company and $0.15 million to Westad, both wholly-owned subsidiaries. The Company paid no capital contributions in 2005. The Company paid capital contributions, in the form of cash, to its subsidiary, Integrity Life Insurance Company, of $100 million during 2004.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has two modified coinsurance agreements with its subsidiary, Western-Southern Life Assurance Company, whereby the Company assumes certain universal life business issued by its subsidiary prior to 2004. Under the terms of the agreements, the subsidiary retains the reserves and the related assets of this business. The Company records, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

The Company also has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $756.7 million and $783.6 million at December 31, 2006 and 2005, respectively.

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company. This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $22.5 million and $23.3 million at December 31, 2006 and 2005, respectively.

                 The Western and Southern Life Insurance Company

5. REINSURANCE (CONTINUED)

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from non-affiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $0.9 million at December 31, 2006.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

                                                      2006                    2005                    2004
                                             -----------------------------------------------------------------------
                                                                         (in thousands)
Direct premiums                                   $   297,287               $   298,083               $ 296,081
Assumed premiums
      Affiliated                                       94,808                   105,474                  97,853
      Non-affiliates                                        -                         -                       -
  Ceded premiums
      Affiliates                                            -                         -                       -
      Non-affiliates                                   (9,750)                   (9,171)                 (8,584)
                                             ---------------------- -------------------------- ---------------------
    Net premiums                                  $   382,345               $   394,386               $ 385,350
                                             ====================== ========================== =====================


The Company's ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

                                                            2006                  2005                 2004
                                                    ----------------------------------------------------------------
                                                                            (in thousands)
Benefits paid or provided
   Non-affiliates                                      $      2,044          $      5,189          $      1,724
Policy and contract liabilities
   Affiliated                                               750,276               776,552               797,365
   Non-affiliates                                             7,609                 7,794                 7,968


During 2006, 2005, and 2004, the Company did not write off any reinsurance balances as a charge to operations.

                 The Western and Southern Life Insurance Company

5. REINSURANCE (CONTINUED)

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2006, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

The reduction in capital and surplus at December 31, 2006 if all reinsurance agreements were cancelled is $86.4 million.

6. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due from the subsidiaries for federal income taxes were $12.6 million and $5.9 million at December 31, 2006 and 2005, respectively.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2006 in the event of future net losses is $57.9 million, $30.5 million, and $27.3 million from 2006, 2005, and 2004, respectively.

The change in net deferred income taxes is comprised of the following:

                                                                 DECEMBER 31
                                                           2006                 2005                CHANGE
                                                   -----------------------------------------------------------------
                                                                            (in thousands)
Total deferred tax assets                          $        256,109     $       247,494     $         8,615
Total deferred tax liabilities                             (678,758)           (595,404)            (83,354)
                                                   -----------------------------------------------------------------
Net deferred tax asset (liability)                 $       (422,649)    $      (347,910)            (74,739)
                                                   =========================================
Tax effect of unrealized gains (losses)                                                              89,297
                                                                                            ------------------------
Change in net deferred income taxes                                                         $        14,558
                                                                                            ========================


                 The Western and Southern Life Insurance Company

6. FEDERAL INCOME TAXES (CONTINUED)

Current income taxes incurred for the years ended December 31 consist of the following major components:

                                                                   2006               2005               2004
                                                             -------------------------------------------------------
                                                                                 (in thousands)
Federal income tax expense on operating income                  $     25,484      $     21,899        $     18,206
Federal income tax expense on capital gains                           32,808             9,761              10,709
Tax credits                                                             (392)           (1,171)             (1,614)
Prior year over (under) accrual                                        7,186            (1,466)                713
                                                             -------------------------------------------------------
Current income taxes incurred                                   $     65,086      $     29,023        $     28,014
                                                             =======================================================


The main components of the deferred tax amounts at December 31 are as follows:

                                                                                2006                    2005
                                                                        ------------------------------------------
Deferred tax assets:                                                                 (in thousands)
  Reserves                                                                   $        92,543         $     96,026
  Deferred acquisition costs                                                          46,224               46,973
  Benefit for employees and agents                                                   106,315               94,421
  Other                                                                               11,027               10,074
                                                                        ------------------------------------------
Total deferred tax assets                                                            256,109              247,494

   Nonadmitted deferred tax assets                                                         -                    -
                                                                        ------------------------------------------
Admitted deferred tax assets                                                         256,109              247,494

Deferred tax liabilities:
  Stocks/debt securities                                                             608,969              518,575
  Other invested assets                                                               39,978               40,520
  Other                                                                               29,811               36,309
                                                                        ------------------------------------------
Total deferred tax liabilities                                                       678,758              595,404
                                                                        ------------------------------------------
Net admitted deferred income tax liabilities                                 $     (422,649)         $   (347,910)
                                                                        ==========================================


                 The Western and Southern Life Insurance Company

6. FEDERAL INCOME TAXES (CONTINUED)

The Company's federal income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

                                         2006                              2005                            2004
                             --------------------------------------------------------------------------------------------
                                    AMOUNT       TAX EFFECT       AMOUNT         TAX EFFECT         AMOUNT     TAX EFFECT
                             --------------------------------------------------------------------------------------------
                                                                  (in thousands)
Gain from operations
before                          $     97,216    $    34,026    $   144,125        $   50,444      $  84,321  $    29,512
  federal income tax
expense
Book over tax reserves                  (461)          (162)        (6,545)           (2,291)        (1,576)        (552)
Net deferred acquisition
   cost adjustment                    (2,226)          (779)        (1,254)             (439)        (1,827)        (640)
IMR amortization                      (8,777)        (3,072)       (10,431)           (3,651)       (11,463)      (4,012)
Depreciation                            (708)          (248)           207                72         (4,552)      (1,593)
Change in dividend liability          (9,948)        (3,481)          (267)              (93)        (3,197)      (1,119)
Accrued market discount                  413            145         (1,639)             (574)        (7,103)      (2,486)
Dividends received
     deduction                       (28,754)       (10,064)       (51,707)          (18,097)       (25,349)      (8,872)
Pension                                5,008          1,753         (3,382)           (1,184)       (11,663)      (4,082)
Non qualified deferred
  compensation                         6,623          2,318          5,819             2,037          5,549        1,942
Change in litigation reserve          (2,899)        (1,015)       (15,093)           (5,283)        20,769        7,269
Post retirement benefits              14,474          5,066          3,514             1,230         12,169        4,259
Other                                  2,851            997           (779)             (272)        (4,058)      (1,420)
                             -------------------------------------------------------------------------------------------
Taxable income                  $     72,812    $    25,484   $     62,568       $    21,899      $  52,020  $    18,206
                             ===========================================================================================


7. REGULATORY MATTERS

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2006 and 2005, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2007, the Company has $336.8 million available for payment of dividends based on capital and surplus of $3,512.1 million at December 31, 2006 less dividends paid in 2006 of $14.4 million.

                 The Western and Southern Life Insurance Company

8.  COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company's financial position or results of operations.

At December 31, 2006, the Company does not have any material lease agreements for office space or equipment.

9.  ANNUITY RESERVES AND DEPOSIT-TYPE CONTRACT LIABILITIES

At December 31, 2006, the Company's annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                    AMOUNT             PERCENT
                                                                             --------------------- -----------------
                                                                                (in thousands)
At book value without adjustment (with minimal or no
   charge or adjustment)                                                     $          445,241              34.6 %
Not subject to discretionary withdrawal
                                                                                        843,348              65.4
                                                                             --------------------- -----------------
Total annuity reserves and deposit fund liabilities - before                         1,288,589              100.0 %
   reinsurance                                                                                     =================
Less reinsurance ceded                                                                 197,900
                                                                             ---------------------
Net annuity reserves and deposit fund liabilities                            $       1,090,689
                                                                             =====================


Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives. In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.

Substantially all of the Company's employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

                                                       PENSION BENEFITS               POST RETIREMENT MEDICAL
                                               ---------------- ---------------- ----------------- -----------------
                                                    2006             2005              2006              2005
                                               ---------------- ---------------- ----------------- -----------------
                                                                          (in thousands)
CHANGE IN BENEFIT OBLIGATION:
     Benefit obligation at beginning of year       $   660,058      $   571,042       $   231,706      $   247,965

     Service cost                                       15,686           13,406            11,209            10,487
     Interest cost                                      37,638           34,993            13,471            12,552
     Contribution by plan participants                       -                -             1,931             1,819
     Actuarial (gain) loss                             (7,798)           43,580             (341)          (28,308)
     Benefits paid                                    (38,333)         (36,754)          (12,798)          (12,809)
     Plan amendments                                         -                -          (22,264)                 -
     Business combination                                    -           33,791                -                  -
                                               ---------------- ---------------- ----------------- -----------------
     Benefit obligation at end of year             $   667,251      $   660,058      $   222,914       $    231,706
                                               ================ ================ ================= =================

CHANGE IN PLAN ASSETS:
     Fair value of plan assets at beginning of
        year                                       $   792,361      $   779,681      $         -       $          -
     Actual return on plan assets
                                                        87,227           25,452                -                  -
     Employer contribution
                                                             -                -            10,867            10,990
     Plan participants' contributions
                                                             -                -             1,931             1,819
     Benefits paid                                     (38,333)         (36,754)          (12,798)          (12,809)
     Business combination                                    -           23,983                 -                 -
                                               ---------------- ---------------- ----------------- -----------------
     Fair value of plan assets at end of year      $   841,255      $   792,362      $          -      $          -
                                               ================ ================ ================= =================

FUNDED STATUS:
     (Unfunded)/overfunded obligation              $   174,004      $   132,304      $   (222,914)     $   (231,706)
     Unamortized prior service cost                     13,989              569           (38,746)          (17,963)
     Remaining net obligation or net asset                   -            3,096                 -                 -
     Unrecognized net (gain) or loss                   349,509          411,700            46,020            48,503
                                               ---------------- ---------------- ----------------- -----------------
     Prepaid assets* (accrued liabilities)         $   537,502      $   547,669      $   (215,640)     $   (201,166)
                                               ================ ================ ================= =================

ACCUMULATED BENEFIT OBLIGATION FOR VESTED
EMPLOYEES AND PARTIALLY VESTED EMPLOYEES TO
THE EXTENT VESTED                                  $   584,933      $   542,616      $    222,914      $    231,706

BENEFIT OBLIGATION FOR NON-VESTED EMPLOYEES:
     Projected pension obligation                  $     5,754      $     7,797      $          -      $          -
     Accumulated benefit obligation                $     3,424      $     4,458      $          -      $          -


                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS (CONTINUED)

COMPONENTS OF NET PERIODIC BENEFIT COST:                                PENSION BENEFITS
                                                             2006             2005              2004
     Service cost                                            $   15,686       $   13,406        $   11,316
     Interest cost                                               37,638           34,993            33,560
     Expected return on plan assets
                                                                (71,131)         (71,083)          (72,528)
     Amount of recognized gains and losses
                                                                 26,410           17,473             9,428
     Amount of prior service cost recognized
                                                                  1,565               31                31
                                                       ----------------- ---------------- -----------------
     Total net periodic benefit cost
               (benefit)                                     $   10,168      $    (5,180)       $  (18,193)
                                                       ================= ================ =================

COMPONENTS OF NET PERIODIC BENEFIT COST:                             POST RETIREMENT MEDICAL
                                                             2006             2005              2004
     Service cost                                            $   11,209      $    10,487        $    8,731
     Interest cost                                               13,471           12,552            13,143
     Expected return on plan assets
                                                                      -                -                 -
     Amount of recognized gains and losses
                                                                  2,142            1,161             2,160
     Amount of prior service cost recognized                     (1,481)          (1,481)           (1,480)
                                                       ----------------- ---------------- -----------------
     Total net periodic benefit cost
               (benefit)                                     $   25,341      $    22,719        $   22,554
                                                       ================= ================ =================


Weighted-average assumptions used to determine net periodic benefit cost as of December 31:

                                                     PENSION BENEFITS            POST RETIREMENT MEDICAL
                                                    2006           2005            2006           2005
                                               --------------- -------------- --------------- --------------

     Weighted average discount rate                5.75%           6.25%          5.75%           6.25%
     Rate of compensation increase                 4.60%           4.60%          4.60%           4.60%
     Expected long-term rate of return on
     plan                                          8.50%           8.50%           N/A             N/A
        assets

Weighted-average assumptions used to determine net periodic benefit obligation as of December 31:

                                                     PENSION BENEFITS            POST RETIREMENT MEDICAL
                                                    2006           2005            2006           2005
                                               --------------- -------------- --------------- --------------

        Weighted average discount rate             6.00%           5.75%          6.00%           5.75%
        Rate of compensation increase              4.60%           4.60%          4.60%           4.60%


* Indicates non-admitted

                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS (CONTINUED)

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan's target asset allocation to determine the weighted-average long-term return. The Company's long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2006 and 2005, and the target allocation for 2007 by asset category, are as follows:

                                                             TOTAL ALLOCATION
                                                                PERCENTAGE           PERCENTAGE OF PLAN ASSETS
                                                             ------------------ ------------------ -----------------
                                                                   2007               2006               2005
                                                             ------------------ ------------------ -----------------
Asset category:
   Equity securities                                                55%                65%                57%
   Fixed income securities                                          40                 27                 39
   Other                                                             5                  8                  4
                                                             ------------------ ------------------ -----------------
Total
                                                                   100%               100%               100%
                                                             ================== ================== =================


The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006. The rate was assumed to decrease gradually to 4.75% for 2012 and remain at that level thereafter.

                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS (CONTINUED)

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2006 by $23.2 million and $(19.9) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2006 by $3.2 million and $(2.7) million, respectively.

The Company paid gross benefits to the post-retirement medical plan of $12.1 million in 2006 and expects to pay $203.3 million in 2007 and beyond. The Company received $1.2 million of subsidies in 2006 and expects to receive $22.2 million of subsidies in 2007 and beyond related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2006, and 2005, the pension plan had $77.3 million and $44.2 million, respectively, invested in Touchstone Funds, mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2006, future benefit payments for the pension plan are expected as follows:

                                         (in millions)
                                         -------------
                                  2007:   $37.2
                                  2008:    37.9
                                  2009:    38.5
                                  2010:    39.3
                                  2011:    40.2
                 Five Years Thereafter:   229.9

Future benefit payments for the post-retirement healthcare and life insurance benefits plan are expected as follows:

                                         (in millions)
                                         -------------
                                  2007:   $19.1
                                  2008:    20.1
                                  2009:    20.9
                                  2010:    21.7
                                  2011:    22.5
                 Five Years Thereafter:   118.3

                 The Western and Southern Life Insurance Company

10.   EMPLOYEE RETIREMENT BENEFITS (CONTINUED)

The Company does not expect to make contributions to the pension plan during 2007. The Company expects to contribute approximately $19.1 million during 2007 to its post-retirement healthcare and life insurance benefits plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company's contributions to the plan are based on a combination of the employee's contributions to the plan and a percentage of the employee's earnings for the year. Total Company contributions to the defined contribution plan were $1.2 million, $1.2 million, and $1.2 million for 2006, 2005 and 2004, respectively.

11. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2006 were as follows:

                                            GROSS              NET OF LOADING
                                    --------------------------------------------
                                                   (in thousands)

Ordinary new business                      $ 11,570               $    877
Ordinary renewal                             80,555                 59,061
Accident and health renewal                     296                    146
Assumed investment type contracts               515                    515
                                    ----------------------- --------------------
Total                                      $ 92,936               $ 60,599
                                    ======================= ====================


Financial Statement Schedules (Statutory-Basis)

                 FINANCIAL STATEMENT SCHEDULES (STATUTORY-BASIS)

                 The Western and Southern Life Insurance Company

       Summary of Investments - Other Than Investments in Related Parties
                                 (in thousands)

                                December 31, 2006

SCHEDULE I
                                                                                                   AMOUNT AT WHICH SHOWN
TYPE OF INVESTMENT                                        COST (1)              MARKET VALUE        IN THE BALANCE SHEET
------------------------------------------------------------------------------------------------------------------------
Debt Securities
Bonds:
United States government and government agencies
and authorities                                              $  226,262               $ 229,168             $   226,262
States, municipalities and political subdivisions               243,611                 243,917                 243,611
Foreign governments                                                   -                       -                       -
Public utilities                                                444,732                 471,395                 444,732
All other corporate bonds                                     2,414,060               2,483,681               2,414,060
Preferred stocks                                                164,185                 163,439                 164,185
                                                      ------------------     -------------------    --------------------
Total fixed maturities                                        3,492,850               3,591,600               3,492,850

EQUITY SECURITIES
Common stocks:
Public utilities                                                  2,123                   3,308                   3,308
Banks, trust and insurance                                      252,658               1,541,654               1,541,654
Industrial, miscellaneous and all other                         615,690                 864,135                 864,135
                                                      ------------------     -------------------    --------------------
Total equity securities                                         870,471               2,409,097               2,409,097

Mortgage loans on real estate                                    56,300                                          56,300
Real estate                                                      84,145                                          84,145
Policy loans                                                    158,874                                         158,874
Other long-term investments                                      39,668                                          39,668
Cash, cash equivalents and short-term investments               178,718                                         178,718
                                                      ------------------                            --------------------
Total investments                                           $ 4,881,026                                     $ 6,419,652
                                                      ==================                            ====================


(1) Origianl cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

                 The Western and Southern Life Insurance Company

                       Supplementary Insurance Information
                                 (in thousands)

SCHEDULE III

                                                                                          Benefits
                                                                                        Claims Losses
                             Future Policy             Policy and                Net         and        Other
                             Benefits and  Unearned     Contract    Premium   Investment  Settlement   Operating  Premiums
                               Expenses    Premiums    Liabilites   Revenue     Income*    Expenses    Expenses*   Written
                              ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006
Individual life               $ 2,427,769        $ -    $ 27,812   $ 340,572  $ 206,440   $ 331,249   $ 96,549
Individual health                 256,046      2,974       3,864      34,444     19,478      38,447     15,874    $ 34,438
Group life and health             111,511          -         527       3,454      1,727       6,124        198           -
Annuity                            16,105          -      14,037       3,883      1,045     190,520      1,375
Corporate and other                     -          -           -           -    120,648           -     44,225
                              ------------ ----------  ---------- ----------- ---------- ----------- ----------
                              $ 2,811,431    $ 2,974    $ 46,240   $ 382,353  $ 349,338   $ 566,340  $ 158,221
                              ============ ==========  ========== =========== ========== =========== ==========

YEAR ENDED DECEMBER 31, 2005
Individual life               $ 2,404,159        $ -    $ 30,850   $ 341,779  $ 168,697   $ 341,347   $ 92,060
Individual health                 238,917      3,056       4,567      35,226     14,148      26,733     14,812    $ 35,333
Group life and health             108,961          -         790       4,102      2,995       8,635        201           -
Annuity                            16,512          -      14,521      13,367      4,451     157,973      1,126
Corporate and other                     -          -           -           -    154,902           -     36,097
                              ------------ ----------  ---------- ----------- ---------- ----------- ----------
                              $ 2,768,549    $ 3,056    $ 50,728   $ 394,474  $ 345,193   $ 534,688  $ 144,296
                              ============ ==========  ========== =========== ========== =========== ==========

YEAR ENDED DECEMBER 31, 2004
Individual life               $ 2,373,958        $ -    $ 27,020   $ 337,679  $ 190,048   $ 331,402  $ 110,602
Individual health                 235,336      3,048       5,079      35,034     13,600      37,335     16,044    $ 35,436
Group life and health             105,586          -         304       3,781      1,034       6,627        170           -
Annuity                            18,288          -      10,923       8,942      7,898     146,690      1,056
Corporate and other                     -          -           -           -    101,426           -     11,311
                              ------------ ----------  ---------- ----------- ---------- ----------- ----------
                              $ 2,733,168    $ 3,048    $ 43,326   $ 385,436  $ 314,006   $ 522,054  $ 139,183
                              ============ ==========  ========== =========== ========== =========== ==========


*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                 The Western and Southern Life Insurance Company

                                   Reinsurance
                                 (in thousands)

SCHEDULE IV

                                                                         ASSUMED FROM                    PERCENTAGE OF
                                                           CEDED TO          OTHER           NET         AMOUNT ASSUMED
                                        GROSS AMOUNT    OTHER COMPANIES    COMPANIES        AMOUNT           TO NET
                                      --------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2006
Life insurance in force                  $ 17,912,837     $ 3,454,695     $ 15,309,216     $ 29,767,358           51%
                                      ================  ==============  ===============  ===============  ============
Premiums:
Individual life                          $    254,180     $     4,839     $     91,230     $    340,571           27%
Individual health                              39,356           4,911                -           34,445            0%
Group life and health                           3,454               -                -            3,454            0%
Annuity                                           305               -            3,578            3,883           92%
                                      ----------------  --------------  ---------------  ---------------  ------------
                                         $    297,295     $     9,750     $     94,808     $    382,353           25%
                                      ================  ==============  ===============  ===============  ============
YEAR ENDED DECEMBER 31, 2005
Life insurance in force                  $ 18,002,796     $ 3,652,179     $ 16,088,508     $ 30,439,125           53%
                                      ================  ==============  ===============  ===============  ============
Premiums:
Individual life                          $    254,254     $     4,802     $     92,327     $    341,779           27%
Individual health                              39,595           4,369                -           35,226            0%
Group life and health                           4,102               -                -            4,102            0%
Annuity                                           220               -           13,147           13,367           98%
                                      ----------------  --------------  ---------------  ---------------  ============
                                         $    298,171     $     9,171     $    105,474     $    394,474           27%
                                      ================  ==============  ===============  ===============  ============
YEAR ENDED DECEMBER 31, 2004
Life insurance in force                  $ 18,108,547     $ 3,685,480     $ 17,157,206     $ 31,580,273           54%
                                      ================  ==============  ===============  ===============  ============
Premiums:
Individual life                          $    253,416     $     4,868     $     89,131     $    337,679           26%
Individual health                              38,750           3,716                -           35,034            0%
Group life and health                           3,781               -                -            3,781            0%
Annuity                                           220               -            8,722            8,942           98%
                                      ----------------  --------------  ---------------  ---------------  ------------
                                         $    296,167     $     8,584     $     97,853     $    385,436           25%
                                      ================  ==============  ===============  ===============  ============


INT Sep Acct II                                                    February 2008

                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:

Financial Statements included in Part A: Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Integrity Life Insurance Company Separate Account II:
     Report of Independent Registered Public Accounting Firm
     Statements of Assets and Liabilities as of December 31, 2006
     Statements of Operations for the Year Ended December 31, 2006
     Statements of Changes in Net Assets for the Years Ended December 31, 2006
       and 2005
     Notes to Financial Statements


     Stub-period financial statements through September 30, 2007


Integrity Life Insurance Company (Depositor):
     Report of Independent Registered Public Accounting Firm
     Balance Sheets (Statutory-Basis) as of December 31, 2006 and 2005 Statements of Operations (Statutory-Basis) for the Years Ended December 31,
       2006, 2005 and 2004
     Statements of Changes in Capital and Surplus (Statutory-Basis) for the
       Years Ended December 31, 2006, 2005 and 2004
     Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31,
       2006, 2005 and 2004 Notes to Financial Statements (Statutory-Basis)


     Stub-period financial statements through September 30, 2007


The Western and Southern Life Insurance Company (Guarantor):
     Report of Independent Registered Public Accounting Firm
     Balance Sheets (Statutory-Basis) as of December 31, 2006 and 2005 Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2006, 2005 and 2004
     Statements of Changes in Capital and Surplus (Statutory-Basis) for the
       Years Ended December 31, 2006, 2005 and 2004
     Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31,
       2006, 2005 and 2004 Notes to Financial Statements (Statutory-Basis)


     Stub-period financial statements through September 30, 2007


(b)  Exhibits:

1. Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account II, the Registrant, filed herewith.

2.   Not applicable. 3.

a. Form of Selling/General Agent Agreement between Integrity and broker dealers. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

b. Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006. Incorporated by reference to Registrant's Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

4.

a. Form of variable annuity contract. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

b. Form of Guaranteed Minimum Accumulation Benefit Rider, incorporated by reference from Registrant's

     Post-Effective Amendment No. 25 to registration statement on Form N-4 (File No. 033-51268), filed February 17, 2006.

c. Form of Guaranteed Minimum Withdrawal Benefit and Schedule Page. Incorporated by reference to Registrant's Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

d. Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Registrant's Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

e. Form of Spousal Guaranteed Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Registrant's Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.


5. Form of application. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

6.

a. Certificate of Incorporation of Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

b. By-Laws of Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

7. Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference from Registrant's Post Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56654), filed on May 1, 1996.

8.

a. Form of Participation Agreement among Variable Insurance Products Fund, Fidelity Distribution Corporation and Integrity, dated February 1, 1997. Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 033-56654), filed on May 1, 1997.

b. Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated January 6, 2003. Incorporated by reference from Registrant's Post-Effective Amendment No. 25 registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

c. Form of Participation Agreement between JPM Series Trust II and Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 13 to registration statement on Form N-4 (File No. 033-51268) filed on April 28, 1999.


d. Form of Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors LLC and Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

e. Form of Selling Agreement between Allianz Global Investors Distributors LLC and Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

f. Form of Services Agreement between Pacific Investment Management Company LLC and Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

g. Form of Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

h. Form of Services Agreement between Rydex Distributors, Inc. and Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

i. Form of Administrative Services Agreement between PADCO Advisors II and Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.


j. Form of Participation Agreement among Touchstone Variable Series Trust and Integrity dated April 30, 2001 incorporated by reference to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 033-56654) filed October 15, 2001.

k. Form of Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and Integrity dated October 2, 1997. Incorporated by reference from Registrant's Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

l. Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Inc., Morgan Stanley Investment Management, Inc. and Integrity, dated January 2, 2003, incorporated by reference from Registrant's Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

m. Form of Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated January 2, 2003. Incorporated by reference from Registrant's Post-Effective Amendment No. 25 to registration statement on Form N-4 (File No. 033-51268), filed February 17, 2006.
9.

a. Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

b. Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the guarantee of securities being registered. Incorporated by reference to Registrant's Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

10.  Consent of Independent Registered Public Accounting Firm. Filed herewith.


11.  Not applicable.

12.  Not applicable.

13. Powers of Attorney of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC). Incorporated by reference to Registrant's Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

14. Guarantee from WSLIC to the policy holders of Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

15.  Cover letter, filed herewith.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:

John F. Barrett                         Director, Chairman of the Board
Edward J. Babbitt                       Director, Secretary
Jill T. McGruder(1)                     Director, President and CEO
John R. Lindholm(2)                     Director
Robert L. Walker                        Director
William J. Williams                     Director
Donald J. Wuebbling                     Director

Officers:

John F. Barrett                         Director, Chairman of the Board
Jill T. McGruder                        Director, President and CEO
Nicholas P. Sargen(1)                   Senior Vice President and Chief
                                        Investment Officer
Edward J. Haines(1)                     Senior Vice President
Kevin L. Howard                         Senior Vice President, General Counsel
Constance M. Maccarone                  Senior Vice President
Nora E. Moushey                         Senior Vice President
Maureen M. Firestone                    Vice President
Michael F. Furgiuele(3)                 Vice President
Daniel W. Harris                        Vice President
D. Todd Henderson                       Vice President and Chief Risk Officer
Bradley J. Hunkler                      Vice President and Comptroller
Phillip E. King                         Vice President
Paul M. Kruth(1)                        Vice President
Gerald Rusnak                           Vice President
Denise L. Sparks                        Vice President
Richard K. Taulbee                      Vice President
James J. Vance                          Vice President, Treasurer

Patty J. Wilson(1)                      Vice President, Compliance
Donald P. Myers                         Assistant Vice President
Andrew P. Shull                         Assistant Vice President
John A. Tak                             Assistant Vice President
Gerald J. Ulland                        Assistant Vice President
M. Lisa Cooper                          Product Compliance Officer
David L. DiMartino                      Managing Actuary
Michael W. Collier                      Manager, New Business
Edward J. Babbitt                       Secretary
Thomas M. Barth                         Assistant Treasurer
Douglas B. Perry                        Assistant Treasurer
Cheryl J. Stotts                        Assistant Treasurer
Timothy D. Speed                        Assistant Treasurer
Sharon A. Cummings(1)                   Licensing Officer
Brenda L. Feige(1)                      Manager, Licensing
Cynthia A. Lyons                        Manager, Annuity Operations


* The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1)  Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 3600 Chamberlain Lane, Suite 736, Louisville, KY 40241

(3)  Principal Business Address: 333 Ludlow Street, Stamford, Connecticut 06902

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INTEGRITY OR REGISTRANT

1. 303 Broadway QCS, LLC; Ohio Limited Liability Company; 100% owned by The Western and Southern Life Insurance Company (WSLIC); ownership and operation of real estate

2. Airport Exchange Hotel Partners; Kentucky General Partnership; 74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc.
     (ERI); ownership and operation of real estate

3. AMLIWS Parkway Limited Partnership; Texas Limited Partnership; 73.75% owned by WSLIC, 1.25% owned by ERI; ownership and operation of real estate

4. AMLIWS Summit Ridge, LLC; Missouri Limited Liability Company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate

5. Buckeye Venture Partners, LLC; Ohio Limited Liability Company; 60% owned by Fort Washington Investment Advisors, Inc. (FWIA) and 40% owned by unrelated third party

6. CAI Holding Company, Inc.; Ohio Corporation; 100% owned by Columbus Life Insurance Company (CLIC); holding company

7. Capital Analysts Agency, Inc.; Ohio Corporation; 99% owned by Capital Analysts Incorporated; general insurance agency

8. Capital Analysts Agency, Inc.; Texas Corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency

9. Capital Analysts Incorporated; Delaware Corporation; 100% owned by CAI Holding Company, Inc.; securities broker-dealer and registered investment advisor

10. Capital Analysts Insurance Agency, Inc.; Massachusetts Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency

11. Capital Analysts Insurance Agency, Inc.; Alabama Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency

12. Carthage Senior Housing, Ltd.; Ohio Limited Liability Company; 98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI; ownership and operation of real estate

13. Centreport Hotels LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate

14. Centreport Hotel Partners; Texas limited partnership; 74.25% owned by WSLIC; ownership and operation of real estate

15. Cleveland East Hotel, LLC; Ohio Limited Liability Company; 74% owned by WSALD CEH, LLC; 1% owned by ERI; ownership and operation of real estate

16. Columbus Hotel Partners; Ohio General Partnership; 74% owned by WS Columbus Homewood GP, LLC; 1% owned by ERI; ownership and operation of real estate

17. Columbus Life Insurance Company; Ohio Corporation; 100% owned by WSLIC; insurance

18. Country Place Associates; Ohio General Partnership; 90% owned by WS Country Place GP, LLC; 10% owned by ERI; ownership and operation of real estate

19. Courtyard Nursing Care, LLC; Ohio Limited Liability Company; 100% owned by WSLAC; ownership and operation of real estate.

20. Dublin Hotel LLC; Ohio Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate

21. Eagle Realty Group, LLC; Ohio Limited Liability Company; 100% owned by W&S Operating Holdings, LLC

22. Eagle Realty Investments, Inc. (ERI); Ohio Corporation; 100% owned by Eagle Realty Group, LLC

23. Fort Washington Active Fixed Income LLC, a Delaware Limited Liability Company; managing member is Fort Washington Fixed Income LLC; investors include WSLIC

24. Fort Washington Capital Partners, LLC; Delaware Limited Liability Company; 100% owned by FWIA

25. Fort Washington Fixed Income Alpha LLC, a Delaware Limited Liability Company; managing member is Fort Washington Fixed Income LLC; investors include WSLIC

26. Fort Washington Fixed Income LLC; Delaware Limited Liability Company; 100% owned by FWIA

27. Fort Washington Investment Advisors, Inc. (FWIA); Ohio Corporation; 100% owned by W&S Operating Holdings, LLC; registered investment adviser

28.  Fort Washington Savings Company; Ohio Corporation; 100% owned by WSLIC

29.  FWPEI GP LLC; Delaware LLC; 100% owned by FWIA

30. IFS Agency, Inc.; Texas Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency

31. IFS Agency Services, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency

32. IFS General Agency, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency.

33. IFS Financial Services, Inc. (IFS); Ohio Corporation; 100% owned by Western-Southern Life Assurance Company (WSLAC); development and marketing of financial products for distribution through financial institutions

34. IFS Fund Distributors, Inc.; Delaware Corporation; 100% owned by IFS; registered broker dealer

35. IFS Insurance Agency, Inc.; Ohio Corporation; 99% owned by IFS; general insurance agency

36. Insurance Profillment Services, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; insurance marketing services

37. IR Mall Associates, Ltd.; Florida limited partnership; 49.50% owned by WSLIC; ownership and operation of real estate

38. IR Mall Company, L.C.; Florida Limited Liability Company; 50% owned by ERI; ownership and operation of real estate

39. The Lafayette Life Insurance Company; Indiana Corporation; 100% owned by Western & Southern Financial Group, Inc. (WSFG)

40. LaFrontera Hotel LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate

41. LaFrontera Lodging Partners LP; Texas limited Partnership; 74.25% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate

42. Lookout Corporate Center, Ohio Joint Venture; 50% owned by WS Lookout GP, LLC; ownership and operation of real estate

43. Mission Club Apartments General Partnership; Florida General Partnership; 95.5% owned by WSLIC, 4.5% owned by ERI; ownership and operation of real estate

44. National Integrity Life Insurance Company; New York corporation; 100% owned by ILIC

45. North Pittsburgh Hotel LLC; Pennsylvania Limited Liability Company; 74% owned by WSALD NPH, LLC; 1% owned by ERI; ownership and operation of real estate

46. Northeast Cincinnati Hotel LLC; Ohio Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate.

47. OTR Housing Associates, L.P.; Ohio Limited Partnership; 98% owned by WSLIC; 1% owned by ERI; ownership and operation of real estate

48. OTR Redevelopment Group, LLC; Ohio Limited Liability Company; 100% owned by OTR Walnut Housing, Ltd.

49. OTR Transitional Housing, L.P.; Ohio Limited
     Partnership; 99% owned by WSLIC; ownership and operation of real estate

50. OTR-Walnut Housing, Ltd.; Ohio Limited Liability Company; 100% owned by ERI; ownership and operation of real estate

51. Queen City Development I, LLC; Ohio Limited Liability Company; 100% owned by Eagle Realty Group, LLC; operation of real estate

52. Race Street Development, Ltd.; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC ; ownership and operation of real estate

53. Seasons Health Care Limited Partnership; Ohio Limited Partnership; 90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC; ownership and operation of real estate

54.  ServerVault Corp.; Delaware Corporation; 50% owned by WSLIC

55. Sixth and Race Development, LLC; Ohio Limited Liability Company; 71% owned by Race Street Development, Ltd., 25% owned by ERI; ownership and operation of real estate

56. Skyport Hotel LLC; Kentucky limited liability company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate

57. Todd Investment Advisors, Inc.; Kentucky Corporation; 100% owned by FWIA; registered investment adviser

58. Touchstone Advisors, Inc.; Ohio Corporation; 100% owned by IFS; registered investment adviser

59. Touchstone Securities, Inc.; Nebraska Corporation; 100% owned by WSLAC; securities broker-dealer

60. Tri-State Ventures, LLC; Delaware Limited Liability Company; 100% owned by FWIA

61. Tri-State Ventures II, LLC; Delaware Limited Liability Company; 100% owned by FWIA

62. Union Centre Hotel LLC; Ohio Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate

63. Vinings Trace, LLC; Indiana Limited Liability Company; 99% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate


64. Vulcan Hotel LLC; Alabama Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate

65. W&S Brokerage Services, Inc.; Ohio Corporation; 100% owned by WSLAC; investment advisor and broker dealer

66. W&S Financial Group Distributors Inc.; Ohio Corporation; 100% owned by IFS; general insurance agency

67. W&S Operating Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of operating entities

68. W&S Real Estate Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of real estate entities

69. WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book selling and publishing

70. West-Whi Columbus NW Partners; Ohio General Partnership; 74% owned by WS Columbus Northwest GP, LLC; 1% owned by ERI; ownership and operation of real estate

71. Western & Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency

72. Western & Southern Agency Services, Inc.; Pennsylvania Corporation; 100% owned by WSLIC; general insurance agency.

73. Western-Southern Life Assurance Company (WSLAC); Ohio Corporation; 100% owned by WSLIC

74. The Western and Southern Life Insurance Company (WSLIC); Ohio Corporation; 100% owned by WSFG

75. Western & Southern Financial Group, Inc. (WSFG); Ohio Corporation; 100% owned by WSMHC

76. Western & Southern Mutual Holding Company (WSMHC); Ohio Mutual Insurance Holding Company

77. Windsor Hotel LLC; Connecticut Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate

78. Wright Executive Hotel Limited Partners; Ohio Limited Partnership; 60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC; ownership and operation of real estate

79. WSA Commons, LLC; Georgia Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate

80. WS Airport Exchange GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate

81. WS Columbus Homewood GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

82. WS Columbus Northwest GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

83. WS Country Place GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate

84. WS Lookout JV, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

85. WS Wright Hotel GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

86. WSALD NPH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate

87. WSALD CEH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate.

ITEM 27.     NUMBER OF CONTRACT OWNERS


As of December 31, 2007, there were 5,892 contract owners of Separate Account II of Integrity, including qualified and non-qualified contracts.


ITEM 28.     INDEMNIFICATION

Integrity's By-Laws provide, in Article V, Section 5.1 provides:
To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

     (1) Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

     (2) Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:

     (1) By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

     (2) If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

     (3) By the Shareholders; or

     (4) By the court of common pleas or the court in which such action, suit or proceeding was brought. Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e) (1) Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

          (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

          (ii) Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

     (2) Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(g) The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account II of Integrity Life Insurance Company. Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Separate Accounts I and II of National Integrity Life Insurance Company, Western-Southern Life Assurance Company's Separate Accounts 1 and 2, and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Constellation Funds and Constellation Institutional Portfolios, each of which is affiliated with the Depositor.

(b) The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:

James N. Clark(1)                          Director
Jill T. McGruder                           Director
Donald J. Wuebbling(1)                     Director

Officers:

James H. Grifo                              President
Richard K. Taulbee(1)                       Vice President
Patricia J. Wilson                                   Chief Compliance Officer
James J. Vance                              Vice President and Treasurer
Terrie A. Wiedenheft                        Chief Financial Officer
Douglas B. Perry                            Assistant Treasurer
Timothy D. Speed(1)                         Assistant Treasurer
Cheryl J. Stotts                            Assistant Treasurer
Rhonda S. Malone(1)                         Secretary

* The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1)  Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c)  Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

ITEM 31.    MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.    UNDERTAKINGS

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.

(d) to update the registration statement if WSLIC terminates its guarantee to Integrity policy holders.

During any time there are insurance obligations outstanding and covered by the Guarantee issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee. These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of WSLIC.

Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

INT Sep Acct II                                                    February 2008


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 4th day of February 2008.



                             SEPARATE ACCOUNT II OF
                        INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                      By: Integrity Life Insurance Company
                                   (Depositor)


                              /s/ Jill T. McGruder
                     By: ___________________________________
                       Jill T. McGruder, President and CEO



                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                              /s/ Jill T. McGruder
                     By: ___________________________________
                       Jill T. McGruder, President and CEO



                 THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
                                   (Guarantor)


                               /s/ John F. Barrett
                     By: ___________________________________
                  John F. Barrett, Chairman, President and CEO

INT Sep Acct II                                                    February 2008


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 4th day of February 2008.

                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                              /s/ Jill T. McGruder
                      By: ________________________________
                       Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:


                              /s/ Jill T. McGruder
PRINCIPAL EXECUTIVE OFFICER:  _________________________________
                              Jill T. McGruder, President and CEO
                              February 4, 2008

                              /s/ Bradley J. Hunkler
PRINCIPAL FINANCIAL OFFICER:  _________________________________
                              Bradley J. Hunkler, Vice President and Comptroller January 22, 2008

                              /s/ Bradley J. Hunkler
PRINCIPAL ACCOUNTING OFFICER: _________________________________
                              Bradley J. Hunkler, Vice President and Comptroller January 22, 2008

DIRECTORS:

 /s/ John F. Barrett                         /s/ Robert L. Walker
---------------------------                  -------------------------------
John F. Barrett                              Robert L. Walker
February 4, 2008                             February 4, 2008


/s/ Edward J. Babbitt                        /s/ William J. Williams
----------------------------                 -----------------------------
Edward J. Babbitt                            William J. Williams
February 4, 2008                             February 4, 2008


/s/ Jill T. McGruder                         /s/ Donald J. Wuebbling
----------------------------                 --------------------------------
Jill T. McGruder                             Donald J. Wuebbling
February 4, 2008                             February 4, 2008

INT Sep Acct II                                                    February 2008


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 4th day of February, 2008.


                 THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
                                   (Guarantor)

                               /s/ John F. Barrett
                      By: ________________________________
                  John F. Barrett, Chairman, President and CEO


                              /s/ John F. Barrett
PRINCIPAL EXECUTIVE OFFICER:  _______________________________
                              John F. Barrett, Chairman, President and CEO
                              February 4, 2008

                              /s/ Robert L. Walker
PRINCIPAL FINANCIAL OFFICER:  _________________________________
                              Robert L. Walker, Senior Vice President and
                              Chief Financial Officer
                              February 4, 2008

                              /s/ Robert L. Walker
PRINCIPAL ACCOUNTING OFFICER: ____________________________________
                              Robert L. Walker, Senior Vice President and
                              Chief  Financial Officer
                              February 4, 2008

DIRECTORS:

                                                      /s/ Edward S. Heenan, attorney-in-fact
/s/ John F. Barrett                                   for George H. Walker, III
--------------------------------                      ----------------------------------
John F. Barrett                                       George H. Walker, III
February 4, 2008                                      February 4, 2008

                                                      /s/ Edward S. Heenan, attorney-in-fact
/s/ James N. Clark                                    for Thomas L. Williams
--------------------------------                      ----------------------------------
James N. Clark                                        Thomas L. Williams
February 4, 2008                                      February 4, 2008

/s/ Edward S. Heenan, attorney-in-fact
for Jo Ann Davidson
--------------------------------                      /s/ William J. Williams
Jo Ann Davidson                                       --------------------------------
February 4, 2008                                      William J. Williams
                                                      February 4, 2008

/s/ Edward S. Heenan, attorney-in-fact                /s/  Edward S. Heenan, attorney-in-fact
for Eugene P. Ruehlmann                               for  Donald A. Bliss
---------------------------------                     ----------------------------------
Eugene P. Ruehlmann                                   Donald A. Bliss
February 4, 2008                                      February 4, 2008
